                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2016, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is May 1, 2016.

TABLE OF CONTENTS

The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-4
   Transfer of Annuity Units.................................................................................... B-4
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio...................................... B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     On February 4, 2016, Genworth announced its decision to suspend sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products. We will, however, continue to service our existing retained and reinsured blocks of business.

  . Runoff. Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept purchase payments on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I and Columbia Funds Variable Series Trust II. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon 180 days' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days', advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

JPMorgan Insurance Trust. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated by the parties upon one year advance written notice.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

Wells Fargo Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Government Money Market Fund's or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or Dreyfus Variable Investment Fund -- Government Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio or will be lower than the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund

Current Yield: -1.55% as of December 31, 2015
Effective Yield: -1.54% as of December 31, 2015

Dreyfus Variable Investment Fund -- Government Money Market Portfolio

Current Yield: -1.55% as of December 31, 2015
Effective Yield: -1.54% as of December 31, 2015

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for the Guaranteed Minimum Withdrawal Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

   (5) Standardized total return considers the charges for the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).

   (6) Standardized total return considers the charge for the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

   (7) Standardized total return does not reflect the deduction of any premium taxes.

   (8) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

   The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts

The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2015 and 2014, and for each of the years in the three-year period ended December 31, 2015, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2015 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2015

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2015

                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-17

Statements of Changes in Net Assets........................................ F-31

Notes to Financial Statements.............................................. F-59

            Report of Independent Registered Public Accounting Firm

The Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Separate Account) (comprising the AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B, AB Global Thematic Growth Portfolio -- Class B, AB Growth and Income Portfolio -- Class B, AB International Value Portfolio -- Class B, AB Large Cap Growth Portfolio -- Class B, AB Small Cap Growth Portfolio -- Class B; AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. American Franchise Fund -- Series I shares, Invesco V.I. American Franchise Fund -- Series II shares, Invesco V.I. Comstock Fund -- Series II shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Equity and Income Fund -- Series II shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Managed Volatility Fund -- Series I shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Value Opportunities Fund -- Series II shares; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund --
Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2, Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1; Deutsche Variable
Series I -- Deutsche Capital Growth VIP -- Class B Shares; Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares, Deutsche Small Mid Cap Value VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Tail Risk Fund II -- Primary Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Growth Stock Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares, Franklin Income VIP Fund -- Class 2 Shares, Franklin Large Cap Growth VIP Fund -- Class 2 Shares, Franklin Mutual Shares VIP Fund -- Class 2 Shares, Templeton Foreign VIP Fund -- Class 1 Shares, Templeton Foreign VIP Fund -- Class 2 Shares, Templeton Global Bond VIP Fund -- Class 1 Shares, Templeton Growth VIP Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund -- Institutional Shares, Goldman Sachs Money Market Fund -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Research Portfolio -- Institutional Shares, Global Research Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares,

Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive Growth Portfolio -- Class II, ClearBridge Variable Dividend Strategy Portfolio -- Class I, ClearBridge Variable Dividend Strategy Portfolio --
Class II, ClearBridge Variable Large Cap Value Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; MFS(R) Variable Insurance Trust II -- MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares, MFS(R) Strategic Income Portfolio -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares, Oppenheimer Conservative Balanced Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares, Oppenheimer Global Fund/VA -- Service Shares, Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio --
Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo VT Omega Growth Fund -- Class 2) as of December 31, 2015, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2015, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 14, 2016

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2015


                                                                    AB Variable Products Series Fund, Inc.
                                             ------------------------------------------------------------------------------------

                                                   AB              AB             AB           AB            AB           AB
                                             Balanced Wealth Global Thematic  Growth and  International  Large Cap    Small Cap
                                                Strategy         Growth         Income        Value        Growth       Growth
                               Consolidated   Portfolio --    Portfolio --   Portfolio -- Portfolio --  Portfolio -- Portfolio --
                                  Total          Class B         Class B       Class B       Class B      Class B      Class B
                              -------------- --------------- --------------- ------------ ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............ $6,077,438,579   16,218,333       2,622,882     45,158,628   62,136,900    28,077,355   6,573,267
Dividend receivable..........      1,490,943           --              --             --           --            --          --
Receivable for units sold....        287,699           --              --             --           --           817          --
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Total assets..........  6,079,217,221   16,218,333       2,622,882     45,158,628   62,136,900    28,078,172   6,573,267
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        281,222          802             112          1,923        2,952         1,205         283
Payable for units
  withdrawn..................      2,450,433        8,439              25         43,934        7,618            --       7,271
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Total liabilities.....      2,731,655        9,241             137         45,857       10,570         1,205       7,554
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  5,615,813,872   14,680,733       2,622,745     44,989,724   59,215,353    28,076,967   6,565,713
   Variable annuity
     contract owners in
     the annuitization
     period..................    460,671,694    1,528,359              --        123,047    2,910,977            --          --
                              --------------   ----------       ---------     ----------   ----------    ----------   ---------
       Net assets............ $6,076,485,566   16,209,092       2,622,745     45,112,771   62,126,330    28,076,967   6,565,713
                              ==============   ==========       =========     ==========   ==========    ==========   =========
Investments in
  securities at cost......... $5,799,343,651   16,913,386       2,137,718     31,068,225   64,730,937    22,985,625   7,699,168
                              ==============   ==========       =========     ==========   ==========    ==========   =========
Shares outstanding...........                   1,492,027         120,814      1,516,408    4,633,624       587,761     403,268
                                               ==========       =========     ==========   ==========    ==========   =========

                                   AIM Variable Insurance Funds
                                (Invesco Variable Insurance Funds)
                              --------------------------------------
                              Invesco V.I. Invesco V.I.
                                American     American   Invesco V.I.
                               Franchise    Franchise     Comstock
                                Fund --      Fund --      Fund --
                                Series I    Series II    Series II
                                 shares       shares       shares
                              ------------ ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  7,576,736    5,216,066    30,106,663
Dividend receivable..........         --           --            --
Receivable for units sold....        708           --            --
                               ---------    ---------    ----------
       Total assets..........  7,577,444    5,216,066    30,106,663
                               ---------    ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        326          223         1,340
Payable for units
  withdrawn..................         --          355        10,569
                               ---------    ---------    ----------
       Total liabilities.....        326          578        11,909
                               ---------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  7,577,118    5,201,534    30,063,684
   Variable annuity
     contract owners in
     the annuitization
     period..................         --       13,954        31,070
                               ---------    ---------    ----------
       Net assets............  7,577,118    5,215,488    30,094,754
                               =========    =========    ==========
Investments in
  securities at cost.........  5,064,199    2,480,973    21,842,670
                               =========    =========    ==========
Shares outstanding...........    132,229       93,394     1,719,398
                               =========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015





                                                                    AIM Variable Insurance Funds
                                                           (Invesco Variable Insurance Funds) (continued)
                              -------------------------------------------------------------------------------------------
                                           Invesco V.I. Invesco V.I. Invesco V.I. Invesco V.I.  Invesco V.I.
                              Invesco V.I.  Equity and  Global Real   Government  International   Managed    Invesco V.I.
                              Core Equity     Income       Estate     Securities     Growth      Volatility   Technology
                                Fund --      Fund --      Fund --      Fund --       Fund --      Fund --      Fund --
                                Series I    Series II    Series II     Series I     Series II     Series I     Series I
                                 shares       shares       shares       shares       shares        shares       shares
                              ------------ ------------ ------------ ------------ ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  $8,806,396   20,333,300    285,188       4,601      64,432,043      1,146        1,703
Dividend receivable..........          --           --         --          --              --         --           --
Receivable for units sold....          --        1,385         --          --              --         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
       Total assets..........   8,806,396   20,334,685    285,188       4,601      64,432,043      1,146        1,703
                               ----------   ----------    -------       -----      ----------      -----        -----
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         380        1,061         14          --           3,047         --           --
Payable for units
  withdrawn..................      40,945           --         29          --          17,077         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
       Total liabilities.....      41,325        1,061         43          --          20,124         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   8,765,071   19,602,253    202,325       4,601      61,523,733      1,146        1,703
   Variable annuity
     contract owners in
     the annuitization
     period..................          --      731,371     82,820          --       2,888,186         --           --
                               ----------   ----------    -------       -----      ----------      -----        -----
       Net assets............  $8,765,071   20,333,624    285,145       4,601      64,411,919      1,146        1,703
                               ==========   ==========    =======       =====      ==========      =====        =====
Investments in
  securities at cost.........  $7,152,030   20,014,459    275,526       4,757      60,668,678      1,545        1,233
                               ==========   ==========    =======       =====      ==========      =====        =====
Shares outstanding...........     260,236    1,258,249     17,925         399       1,950,122        101           90
                               ==========   ==========    =======       =====      ==========      =====        =====

                                               American     American
                                               Century       Century
                                               Variable     Variable
                                            Portfolios II, Portfolios,
                                                 Inc.         Inc.
                              ---------------------------- -----------
                              Invesco V.I.
                                  Value
                              Opportunities  VP Inflation  VP Income &
                                 Fund --      Protection     Growth
                                Series II      Fund --       Fund --
                                 shares        Class II      Class I
                              ------------- -------------- -----------
Assets:
Investments at fair
  value (note 2b)............   5,703,197     17,711,676     84,882
Dividend receivable..........          --             --         --
Receivable for units sold....       1,730             --         --
                                ---------     ----------     ------
       Total assets..........   5,704,927     17,711,676     84,882
                                ---------     ----------     ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         250            819          4
Payable for units
  withdrawn..................          --          6,863         --
                                ---------     ----------     ------
       Total liabilities.....         250          7,682          4
                                ---------     ----------     ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   5,695,973     17,084,557     84,878
   Variable annuity
     contract owners in
     the annuitization
     period..................       8,704        619,437         --
                                ---------     ----------     ------
       Net assets............   5,704,677     17,703,994     84,878
                                =========     ==========     ======
Investments in
  securities at cost.........   5,889,043     19,488,062     68,498
                                =========     ==========     ======
Shares outstanding...........     732,118      1,781,859      9,905
                                =========     ==========     ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                  American Century Variable
                                 Portfolios, Inc. (continued)              BlackRock Variable Series Funds, Inc.
                              ---------------------------------- ----------------------------------------------------------

                                                                                     BlackRock     BlackRock    BlackRock
                                                                    BlackRock         Global       Large Cap      Value
                                   VP                            Basic Value V.I. Allocation V.I. Growth V.I. Opportunities
                              International VP Ultra(R) VP Value     Fund --          Fund --       Fund --   V.I. Fund --
                                 Fund --      Fund --   Fund --     Class III        Class III     Class III    Class III
                                 Class I      Class I   Class I       Shares          Shares        Shares       Shares
                              ------------- ----------- -------- ---------------- --------------- ----------- -------------
Assets:
Investments at fair
  value (note 2b)............   $684,316      283,173    66,444     10,554,311      323,291,411    3,415,206    5,313,311
Dividend receivable..........         --           --        --             --               --           --           --
Receivable for units sold....         --           --        --             --               --           --           --
                                --------      -------    ------     ----------      -----------    ---------    ---------
       Total assets..........    684,316      283,173    66,444     10,554,311      323,291,411    3,415,206    5,313,311
                                --------      -------    ------     ----------      -----------    ---------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         34           15         2            457           16,389          148          233
Payable for units
  withdrawn..................         57           21        --             60          353,630       58,649           50
                                --------      -------    ------     ----------      -----------    ---------    ---------
       Total liabilities.....         91           36         2            517          370,019       58,797          283
                                --------      -------    ------     ----------      -----------    ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    520,056      201,589    66,442     10,537,903      300,255,929    3,356,409    5,306,025
   Variable annuity
     contract owners in
     the annuitization
     period..................    164,169       81,548        --         15,891       22,665,463           --        7,003
                                --------      -------    ------     ----------      -----------    ---------    ---------
       Net assets............   $684,225      283,137    66,442     10,553,794      322,921,392    3,356,409    5,313,028
                                ========      =======    ======     ==========      ===========    =========    =========
Investments in
  securities at cost.........   $603,378      277,088    51,024     10,983,961      344,361,853    3,175,619    4,986,682
                                ========      =======    ======     ==========      ===========    =========    =========
Shares outstanding...........     68,295       18,305     7,508        794,752       24,792,286      252,978      289,396
                                ========      =======    ======     ==========      ===========    =========    =========

                                                              Deutsche
                                Columbia Funds Variable       Variable
                                   Insurance Trust I          Series I
                              --------------------------- ----------------
                                Columbia
                                Variable      Variable
                              Portfolio --  Portfolio --  Deutsche Capital
                              International Loomis Sayles      Growth
                              Opportunities    Growth          VIP --
                                 Fund --     Fund II --       Class B
                                 Class 2       Class 1         Shares
                              ------------- ------------- ----------------
Assets:
Investments at fair
  value (note 2b)............  58,993,215    21,398,151        8,004
Dividend receivable..........          --            --           --
Receivable for units sold....          --            --           --
                               ----------    ----------        -----
       Total assets..........  58,993,215    21,398,151        8,004
                               ----------    ----------        -----
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       2,769           919           --
Payable for units
  withdrawn..................       8,229         2,051            1
                               ----------    ----------        -----
       Total liabilities.....      10,998         2,970            1
                               ----------    ----------        -----
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  56,686,646    21,395,181        8,003
   Variable annuity
     contract owners in
     the annuitization
     period..................   2,295,571            --           --
                               ----------    ----------        -----
       Net assets............  58,982,217    21,395,181        8,003
                               ==========    ==========        =====
Investments in
  securities at cost.........  56,950,994    17,854,473        6,266
                               ==========    ==========        =====
Shares outstanding...........   3,361,437       848,123          285
                               ==========    ==========        =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Deutsche
                                   Variable                                                    Eaton Vance
                                   Series II                       Dreyfus                    Variable Trust
                              ------------------- ------------------------------------------ ---------------- --------------
                              Deutsche  Deutsche     Dreyfus       Dreyfus     The Dreyfus
                                Large   Small Mid   Investment     Variable      Socially                     Federated High
                              Cap Value Cap Value   Portfolios    Investment   Responsible                     Income Bond
                               VIP --    VIP --    MidCap Stock    Fund --        Growth                        Fund II --
                               Class B   Class B   Portfolio --  Money Market Fund, Inc. --  VT Floating-Rate    Primary
                               Shares    Shares   Initial Shares  Portfolio   Initial Shares   Income Fund        Shares
                              --------- --------- -------------- ------------ -------------- ---------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $54,601   19,336       97,147      1,003,752     6,219,640       44,003,719      13,214,418
Dividend receivable..........       --       --           --              4            --          132,977              --
Receivable for units sold....       --       --           --         21,412            --            2,894             163
                               -------   ------       ------      ---------     ---------       ----------      ----------
       Total assets..........   54,601   19,336       97,147      1,025,168     6,219,640       44,139,590      13,214,581
                               -------   ------       ------      ---------     ---------       ----------      ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        3        1            4             47           273            1,971             528
Payable for units
  withdrawn..................       --        1           --             --           176               --              --
                               -------   ------       ------      ---------     ---------       ----------      ----------
       Total liabilities.....        3        2            4             47           449            1,971             528
                               -------   ------       ------      ---------     ---------       ----------      ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   54,598   19,334       97,143      1,025,121     5,893,001       42,824,340      13,207,584
   Variable annuity
     contract owners in
     the annuitization
     period..................       --       --           --             --       326,190        1,313,279           6,469
                               -------   ------       ------      ---------     ---------       ----------      ----------
       Net assets............  $54,598   19,334       97,143      1,025,121     6,219,191       44,137,619      13,214,053
                               =======   ======       ======      =========     =========       ==========      ==========
Investments in
  securities at cost.........  $46,753   16,135       83,717      1,003,752     5,430,706       46,615,122      14,052,685
                               =======   ======       ======      =========     =========       ==========      ==========
Shares outstanding...........    3,566    1,212        5,126      1,003,752       161,298        5,000,423       2,077,739
                               =======   ======       ======      =========     =========       ==========      ==========


                              Federated Insurance Series
                              -----------------------------------------
                                                            Federated
                                                             Managed
                              Federated High   Federated    Tail Risk
                               Income Bond      Kaufmann    Fund II --
                                Fund II --     Fund II --    Primary
                              Service Shares Service Shares   Shares
                              -------------- -------------- ----------
Assets:
Investments at fair
  value (note 2b)............   14,896,524     20,458,921   6,252,148
Dividend receivable..........           --             --          --
Receivable for units sold....        2,275             --          --
                                ----------     ----------   ---------
       Total assets..........   14,898,799     20,458,921   6,252,148
                                ----------     ----------   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          631            863         251
Payable for units
  withdrawn..................           --             95       1,763
                                ----------     ----------   ---------
       Total liabilities.....          631            958       2,014
                                ----------     ----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   14,860,190     20,405,604   6,218,093
   Variable annuity
     contract owners in
     the annuitization
     period..................       37,978         52,359      32,041
                                ----------     ----------   ---------
       Net assets............   14,898,168     20,457,963   6,250,134
                                ==========     ==========   =========
Investments in
  securities at cost.........   15,689,652     17,759,525   7,188,346
                                ==========     ==========   =========
Shares outstanding...........    2,353,321      1,216,345   1,223,512
                                ==========     ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                               Federated
                               Insurance
                                Series
                              (continued)
                              ----------- --------------------------

                                                         VIP Asset
                               Federated    VIP Asset   Manager/SM/
                                Managed    Manager/SM/  Portfolio --
                              Volatility  Portfolio --    Service
                                Fund II   Initial Class   Class 2
                              ----------- ------------- ------------
Assets:
Investments at fair
  value (note 2b)............ $6,409,575   49,486,865    8,974,957
Dividend receivable..........         --           --           --
Receivable for units sold....         --           --           --
                              ----------   ----------    ---------
       Total assets..........  6,409,575   49,486,865    8,974,957
                              ----------   ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        254        1,671          457
Payable for units
  withdrawn..................        150       43,280            1
                              ----------   ----------    ---------
       Total liabilities.....        404       44,951          458
                              ----------   ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  6,398,291   48,898,529    8,906,567
   Variable annuity
     contract owners in
     the annuitization
     period..................     10,880      543,385       67,932
                              ----------   ----------    ---------
       Net assets............ $6,409,171   49,441,914    8,974,499
                              ==========   ==========    =========
Investments in
  securities at cost......... $6,585,766   46,828,867    8,422,828
                              ==========   ==========    =========
Shares outstanding...........    689,943    3,140,030      580,903
                              ==========   ==========    =========



                                          Fidelity(R) Variable Insurance Products Fund
                              -----------------------------------------------------------------------------------------------
                                                                       VIP Dynamic                    VIP
                                  VIP                         VIP        Capital         VIP        Equity-         VIP
                                Balanced        VIP      Contrafund(R) Appreciation    Equity-       Income      Growth &
                              Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income     Portfolio --    Income
                                Service    Portfolio --     Service      Service    Portfolio --    Service    Portfolio --
                                Class 2    Initial Class    Class 2      Class 2    Initial Class   Class 2    Initial Class
                              ------------ ------------- ------------- ------------ ------------- ------------ -------------
Assets:
Investments at fair
  value (note 2b)............  69,751,936   113,663,806   217,807,762   2,724,703    85,301,113   102,461,922   20,875,083
Dividend receivable..........          --            --            --          --            --            --           --
Receivable for units sold....          --            --        10,900          --            --            --           --
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
       Total assets..........  69,751,936   113,663,806   217,818,662   2,724,703    85,301,113   102,461,922   20,875,083
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       3,598         4,489         9,977         116         3,248         4,686          827
Payable for units
  withdrawn..................     322,185        43,883            --          99        11,491        34,879        1,786
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
       Total liabilities.....     325,783        48,372         9,977         215        14,739        39,565        2,613
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  65,753,795   113,371,464   210,614,426   2,724,488    85,025,891    99,459,451   20,844,450
   Variable annuity
     contract owners in
     the annuitization
     period..................   3,672,358       243,970     7,194,259          --       260,483     2,962,906       28,020
                               ----------   -----------   -----------   ---------    ----------   -----------   ----------
       Net assets............  69,426,153   113,615,434   217,808,685   2,724,488    85,286,374   102,422,357   20,872,470
                               ==========   ===========   ===========   =========    ==========   ===========   ==========
Investments in
  securities at cost.........  66,978,217    87,867,349   174,807,121   2,302,643    89,256,805   105,236,458   16,025,114
                               ==========   ===========   ===========   =========    ==========   ===========   ==========
Shares outstanding...........   4,373,162     3,350,938     6,548,640     216,935     4,169,165     5,112,870    1,105,672
                               ==========   ===========   ===========   =========    ==========   ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Fidelity(R) Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------------- -------------------------
                                  VIP                         VIP                                     VIP          VIP
                                Growth &        VIP         Growth                       VIP         Growth     Investment
                                 Income       Growth     Opportunities      VIP         Growth       Stock      Grade Bond
                              Portfolio -- Opportunities Portfolio --     Growth     Portfolio -- Portfolio -- Portfolio --
                                Service    Portfolio --     Service    Portfolio --    Service      Service      Service
                                Class 2    Initial Class    Class 2    Initial Class   Class 2      Class 2      Class 2
                              ------------ ------------- ------------- ------------- ------------ ------------ ------------
Assets:
Investments at fair
  value (note 2b)............ $14,950,903   10,857,950    53,049,004    60,969,376    23,370,400       --      136,079,180
Dividend receivable..........          --           --            --            --            --       --               --
Receivable for units sold....      20,799           --            --            --            --       --               --
                              -----------   ----------    ----------    ----------    ----------       --      -----------
       Total assets..........  14,971,702   10,857,950    53,049,004    60,969,376    23,370,400       --      136,079,180
                              -----------   ----------    ----------    ----------    ----------       --      -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         647          434         2,548         2,289           996       --            6,434
Payable for units
  withdrawn..................          --          415           985        54,852         3,059       --           12,972
                              -----------   ----------    ----------    ----------    ----------       --      -----------
       Total liabilities.....         647          849         3,533        57,141         4,055       --           19,406
                              -----------   ----------    ----------    ----------    ----------       --      -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  14,971,055   10,815,960    50,174,702    60,721,739    23,336,327       --      129,167,750
   Variable annuity
     contract owners in
     the annuitization
     period..................          --       41,141     2,870,769       190,496        30,018       --        6,892,024
                              -----------   ----------    ----------    ----------    ----------       --      -----------
       Net assets............ $14,971,055   10,857,101    53,045,471    60,912,235    23,366,345       --      136,059,774
                              ===========   ==========    ==========    ==========    ==========       ==      ===========
Investments in
  securities at cost......... $12,040,006    7,417,451    50,878,585    34,930,322    15,729,771       --      143,130,807
                              ===========   ==========    ==========    ==========    ==========       ==      ===========
Shares outstanding...........     806,413      341,983     1,689,459       927,291       359,489       --       11,255,515
                              ===========   ==========    ==========    ==========    ==========       ==      ===========

                              ----------------------------------------

                                                VIP          VIP
                                   VIP        Mid Cap      Overseas
                                 Mid Cap    Portfolio -- Portfolio --
                              Portfolio --    Service      Initial
                              Initial Class   Class 2       Class
                              ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............    10,330     120,054,259   19,248,002
Dividend receivable..........        --              --           --
Receivable for units sold....        --              --           --
                                 ------     -----------   ----------
       Total assets..........    10,330     120,054,259   19,248,002
                                 ------     -----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        --           5,327          722
Payable for units
  withdrawn..................        --          18,576        3,622
                                 ------     -----------   ----------
       Total liabilities.....        --          23,903        4,344
                                 ------     -----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    10,330     117,533,141   19,166,723
   Variable annuity
     contract owners in
     the annuitization
     period..................        --       2,497,215       76,935
                                 ------     -----------   ----------
       Net assets............    10,330     120,030,356   19,243,658
                                 ======     ===========   ==========
Investments in
  securities at cost.........     9,787     117,609,023   17,437,110
                                 ======     ===========   ==========
Shares outstanding...........       316       3,771,733    1,008,805
                                 ======     ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                          Fidelity(R)
                            Variable
                           Insurance
                            Products
                              Fund
                          (continued)
                          ------------ --------------------------------
                              VIP
                             Value         Franklin
                           Strategies      Founding
                          Portfolio -- Funds Allocation Franklin Income
                            Service      VIP Fund --      VIP Fund --
                            Class 2     Class 2 Shares  Class 2 Shares
                          ------------ ---------------- ---------------
Assets:
Investments at fair
 value (note 2b).........  $2,982,648     79,036,425      347,991,258
Dividend receivable......          --             --               --
Receivable for units sold          58          1,108               --
                           ----------     ----------      -----------
    Total assets.........   2,982,706     79,037,533      347,991,258
                           ----------     ----------      -----------
Liabilities:
Accrued expenses payable
 to affiliate (note 4)...         126          4,142           19,014
Payable for units
 withdrawn...............          --             --           85,057
                           ----------     ----------      -----------
    Total liabilities....         126          4,142          104,071
                           ----------     ----------      -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   2,982,580     69,127,489      322,900,015
 Variable annuity
   contract owners in
   the annuitization
   period................          --      9,905,902       24,987,172
                           ----------     ----------      -----------
    Net assets...........  $2,982,580     79,033,391      347,887,187
                           ==========     ==========      ===========
Investments in
 securities at cost......  $2,526,028     87,893,976      370,936,859
                           ==========     ==========      ===========
Shares outstanding.......     203,733     11,709,100       24,506,427
                           ==========     ==========      ===========





                             Franklin Templeton Variable Insurance Products Trust
                          ------------------------------------------------------------------------------------------


                          Franklin Large    Franklin      Templeton      Templeton      Templeton      Templeton
                            Cap Growth   Mutual Shares     Foreign        Foreign      Global Bond       Growth
                           VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
                          Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                          -------------- -------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
 value (note 2b).........    218,733       16,240,675     7,415,402      1,101,580      7,468,332      9,515,659
Dividend receivable......         --               --            --             --             --             --
Receivable for units sold         --               --            50             --             --            793
                             -------       ----------     ---------      ---------      ---------      ---------
    Total assets.........    218,733       16,240,675     7,415,452      1,101,580      7,468,332      9,516,452
                             -------       ----------     ---------      ---------      ---------      ---------
Liabilities:
Accrued expenses payable
 to affiliate (note 4)...          9              693           296             55            274            412
Payable for units
 withdrawn...............         --              475            --             81             59             --
                             -------       ----------     ---------      ---------      ---------      ---------
    Total liabilities....          9            1,168           296            136            333            412
                             -------       ----------     ---------      ---------      ---------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    218,724       16,116,858     7,415,156        815,816      7,441,112      9,271,248
 Variable annuity
   contract owners in
   the annuitization
   period................         --          122,649            --        285,628         26,887        244,792
                             -------       ----------     ---------      ---------      ---------      ---------
    Net assets...........    218,724       16,239,507     7,415,156      1,101,444      7,467,999      9,516,040
                             =======       ==========     =========      =========      =========      =========
Investments in
 securities at cost......    202,741       13,923,837     8,163,769      1,210,655      8,219,695      9,031,127
                             =======       ==========     =========      =========      =========      =========
Shares outstanding.......     12,091          845,868       550,921         83,453        457,058        714,389
                             =======       ==========     =========      =========      =========      =========




                          GE Investments
                           Funds, Inc.
                          --------------

                            Core Value
                              Equity
                             Fund --
                             Class 1
                              Shares
                          --------------
Assets:
Investments at fair
 value (note 2b).........   12,368,054
Dividend receivable......           --
Receivable for units sold       51,327
                            ----------
    Total assets.........   12,419,381
                            ----------
Liabilities:
Accrued expenses payable
 to affiliate (note 4)...          530
Payable for units
 withdrawn...............           --
                            ----------
    Total liabilities....          530
                            ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   12,418,629
 Variable annuity
   contract owners in
   the annuitization
   period................          222
                            ----------
    Net assets...........   12,418,851
                            ==========
Investments in
 securities at cost......   12,666,202
                            ==========
Shares outstanding.......    1,307,405
                            ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015



                                                              GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------------------------

                                              Premier
                                              Growth    Real Estate
                                              Equity    Securities                Small-Cap    Total Return Total Return
                              Income Fund --  Fund --     Fund --   S&P 500(R)  Equity Fund --   Fund --      Fund --
                                 Class 1      Class 1     Class 1     Index        Class 1       Class 1      Class 3
                                  Shares      Shares      Shares       Fund         Shares        Shares       Shares
                              -------------- ---------- ----------- ----------- -------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  $24,482,653   30,971,439 63,597,124  145,403,897   33,280,654   791,929,831  749,093,396
Dividend receivable..........           --           --         --           --           --            --           --
Receivable for units sold....           --           --         --           --           --            --           --
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
       Total assets..........   24,482,653   30,971,439 63,597,124  145,403,897   33,280,654   791,929,831  749,093,396
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        1,000        1,304      2,757        5,996        1,423        35,722       39,774
Payable for units
  withdrawn..................       71,937       11,055     18,478       23,249        6,462       104,609       63,822
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
       Total liabilities.....       72,937       12,359     21,235       29,245        7,885       140,331      103,596
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   24,382,143   30,808,916 62,403,271  145,092,850   33,235,895   518,581,899  701,230,862
   Variable annuity
     contract owners in
     the annuitization
     period..................       27,573      150,164  1,172,618      281,802       36,874   273,207,601   47,758,938
                               -----------   ---------- ----------  -----------   ----------   -----------  -----------
       Net assets............  $24,409,716   30,959,080 63,575,889  145,374,652   33,272,769   791,789,500  748,989,800
                               ===========   ========== ==========  ===========   ==========   ===========  ===========
Investments in
  securities at cost.........  $25,258,984   26,783,682 63,745,635   98,046,328   36,267,645   776,724,373  721,221,615
                               ===========   ========== ==========  ===========   ==========   ===========  ===========
Shares outstanding...........    2,176,236      329,238  4,781,739    4,021,125    2,727,922    44,843,139   42,537,955
                               ===========   ========== ==========  ===========   ==========   ===========  ===========

                                            Goldman Sachs Variable
                                                Insurance Trust
                              ---------------------------------------
                                             Goldman       Goldman
                                              Sachs         Sachs
                                            Large Cap      Mid Cap
                              U.S. Equity     Value         Value
                                Fund --      Fund --       Fund --
                                Class 1   Institutional Institutional
                                Shares       Shares        Shares
                              ----------- ------------- -------------
Assets:
Investments at fair
  value (note 2b)............ 27,036,740    8,322,395    43,165,878
Dividend receivable..........         --           --            --
Receivable for units sold....         --           17            --
                              ----------    ---------    ----------
       Total assets.......... 27,036,740    8,322,412    43,165,878
                              ----------    ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......      1,137          333         1,761
Payable for units
  withdrawn..................      2,204           --        37,417
                              ----------    ---------    ----------
       Total liabilities.....      3,341          333        39,178
                              ----------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 26,334,110    8,282,624    43,061,519
   Variable annuity
     contract owners in
     the annuitization
     period..................    699,289       39,455        65,181
                              ----------    ---------    ----------
       Net assets............ 27,033,399    8,322,079    43,126,700
                              ==========    =========    ==========
Investments in
  securities at cost......... 23,414,657    9,609,276    44,721,183
                              ==========    =========    ==========
Shares outstanding...........    639,923      886,304     2,979,012
                              ==========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                 Goldman
                                  Sachs
                                 Variable
                                Insurance
                                  Trust
                               (continued)                       JPMorgan Insurance Trust
                              -------------- ---------------------------------------------------------------- -------------
                                                            JPMorgan     JPMorgan     JPMorgan
                                               JPMorgan    Insurance    Insurance    Insurance     JPMorgan
                                 Goldman      Insurance      Trust        Trust        Trust      Insurance
                               Sachs Money      Trust       Intrepid     Mid Cap     Small Cap    Trust U.S.    Balanced
                              Market Fund --  Core Bond     Mid Cap       Value         Core        Equity    Portfolio --
                                 Service     Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio -- Institutional
                                  Shares       Class 1      Class 1      Class 1      Class 1      Class 1       Shares
                              -------------- ------------ ------------ ------------ ------------ ------------ -------------
Assets:
Investments at fair
  value (note 2b)............  $139,266,503   3,859,082     364,947       96,570       7,394      1,158,353    81,003,526
Dividend receivable..........           755          --          --           --          --             --            --
Receivable for units sold....            --          47          --           --          --             --            --
                               ------------   ---------     -------       ------       -----      ---------    ----------
       Total assets..........   139,267,258   3,859,129     364,947       96,570       7,394      1,158,353    81,003,526
                               ------------   ---------     -------       ------       -----      ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         6,045         193          19            5          --             59         3,182
Payable for units
  withdrawn..................        88,950          --          45            1           1            128        16,205
                               ------------   ---------     -------       ------       -----      ---------    ----------
       Total liabilities.....        94,995         193          64            6           1            187        19,387
                               ------------   ---------     -------       ------       -----      ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   139,039,422   2,751,560     242,225       96,564       7,393        790,160    80,839,441
   Variable annuity
     contract owners in
     the annuitization
     period..................       132,841   1,107,376     122,658           --          --        368,006       144,698
                               ------------   ---------     -------       ------       -----      ---------    ----------
   Net assets................  $139,172,263   3,858,936     364,883       96,564       7,393      1,158,166    80,984,139
                               ============   =========     =======       ======       =====      =========    ==========
Investments in
  securities at cost.........  $139,266,503   3,962,195     334,446       62,924       5,273        832,491    70,913,743
                               ============   =========     =======       ======       =====      =========    ==========
Shares outstanding...........   139,266,503     353,720      18,696        9,477         360         45,426     2,692,936
                               ============   =========     =======       ======       =====      =========    ==========





                                  Janus Aspen Series
                              ----------------------------------------



                                Balanced    Enterprise    Enterprise
                              Portfolio -- Portfolio --  Portfolio --
                                Service    Institutional   Service
                                 Shares       Shares        Shares
                              ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............ 115,064,279   46,535,756    4,758,272
Dividend receivable..........          --           --           --
Receivable for units sold....          --           --           15
                              -----------   ----------    ---------
       Total assets.......... 115,064,279   46,535,756    4,758,287
                              -----------   ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       5,653        1,843          203
Payable for units
  withdrawn..................      11,022       17,668           --
                              -----------   ----------    ---------
       Total liabilities.....      16,675       19,511          203
                              -----------   ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 109,896,220   46,421,927    4,758,084
   Variable annuity
     contract owners in
     the annuitization
     period..................   5,151,384       94,318           --
                              -----------   ----------    ---------
   Net assets................ 115,047,604   46,516,245    4,758,084
                              ===========   ==========    =========
Investments in
  securities at cost......... 103,291,371   30,498,146    3,281,313
                              ===========   ==========    =========
Shares outstanding...........   3,640,123      811,717       87,036
                              ===========   ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                                                                  Janus Aspen Series (continued)
                              ----------------------------------------------------------------------------------------------
                                Flexible                                  Global        Global       Global
                                  Bond          Forty        Forty       Research      Research    Technology      Janus
                              Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio -- Portfolio --
                              Institutional Institutional   Service    Institutional   Service      Service    Institutional
                                 Shares        Shares        Shares       Shares        Shares       Shares       Shares
                              ------------- ------------- ------------ ------------- ------------ ------------ -------------
Assets:
Investments at fair
  value (note 2b)............  $16,467,718   37,306,249    48,730,068   45,371,215    3,803,620    5,655,279    48,007,585
Dividend receivable..........           --           --            --           --           --           --            --
Receivable for units sold....           --           --            --           --          201           --            --
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
       Total assets..........   16,467,718   37,306,249    48,730,068   45,371,215    3,803,821    5,655,279    48,007,585
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          638        1,521         2,236        1,748          163          232         1,880
Payable for units
  withdrawn..................        2,662       24,171           970       12,461           --           29        21,685
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
       Total liabilities.....        3,300       25,692         3,206       14,209          163          261        23,565
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   16,430,163   37,024,680    46,976,717   45,255,388    3,803,658    5,655,018    47,871,496
   Variable annuity
     contract owners in
     the annuitization
     period..................       34,255      255,877     1,750,145      101,618           --           --       112,524
                               -----------   ----------    ----------   ----------    ---------    ---------    ----------
       Net assets............  $16,464,418   37,280,557    48,726,862   45,357,006    3,803,658    5,655,018    47,984,020
                               ===========   ==========    ==========   ==========    =========    =========    ==========
Investments in
  securities at cost.........  $17,243,521   33,938,084    48,658,275   34,142,702    2,750,905    4,399,192    38,195,012
                               ===========   ==========    ==========   ==========    =========    =========    ==========
Shares outstanding...........    1,411,115    1,025,742     1,389,113    1,127,515       96,221      729,713     1,556,666
                               ===========   ==========    ==========   ==========    =========    =========    ==========

                              ----------------------------------------

                                 Janus       Overseas      Overseas
                              Portfolio -- Portfolio --  Portfolio --
                                Service    Institutional   Service
                                 Shares       Shares        Shares
                              ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............  3,905,286    25,445,726    3,539,422
Dividend receivable..........         --            --           --
Receivable for units sold....        217            --           --
                               ---------    ----------    ---------
       Total assets..........  3,905,503    25,445,726    3,539,422
                               ---------    ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......        169         1,011          149
Payable for units
  withdrawn..................         --         3,196            9
                               ---------    ----------    ---------
       Total liabilities.....        169         4,207          158
                               ---------    ----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  3,905,334    25,366,470    3,539,264
   Variable annuity
     contract owners in
     the annuitization
     period..................         --        75,049           --
                               ---------    ----------    ---------
       Net assets............  3,905,334    25,441,519    3,539,264
                               =========    ==========    =========
Investments in
  securities at cost.........  3,000,995    34,926,546    3,932,876
                               =========    ==========    =========
Shares outstanding...........    129,143       883,532      127,134
                               =========    ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015




                                   Legg Mason Partners Variable Equity Trust
                              --------------------------------------------------- -------------

                              ClearBridge  ClearBridge  ClearBridge  ClearBridge     MFS(R)
                                Variable     Variable     Variable     Variable     Investors
                               Aggressive    Dividend     Dividend    Large Cap   Growth Stock
                                 Growth      Strategy     Strategy      Value       Series --
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Service Class
                                Class II     Class I      Class II     Class I       Shares
                              ------------ ------------ ------------ ------------ -------------
Assets:
Investments at fair
  value (note 2b)............ $21,896,247   4,557,145    5,674,574    18,995,163       --
Dividend receivable..........          --          --           --            --       --
Receivable for units sold....          --          --           --            --       --
                              -----------   ---------    ---------    ----------       --
       Total assets..........  21,896,247   4,557,145    5,674,574    18,995,163       --
                              -----------   ---------    ---------    ----------       --
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         940         185          307           786       --
Payable for units
  withdrawn..................         358          --          576           109       --
                              -----------   ---------    ---------    ----------       --
       Total liabilities.....       1,298         185          883           895       --
                              -----------   ---------    ---------    ----------       --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  21,894,949   4,552,433    5,391,866    18,988,047       --
   Variable annuity
     contract owners in
     the annuitization
     period..................          --       4,527      281,825         6,221       --
                              -----------   ---------    ---------    ----------       --
       Net assets............ $21,894,949   4,556,960    5,673,691    18,994,268       --
                              ===========   =========    =========    ==========       ==
Investments in
  securities at cost......... $22,938,928   3,782,886    4,662,826    19,053,089       --
                              ===========   =========    =========    ==========       ==
Shares outstanding...........     843,786     303,810      377,048     1,064,155       --
                              ===========   =========    =========    ==========       ==

                                                                                            MFS(R) Variable
                                                                                               Insurance
                                       MFS(R) Variable Insurance Trust                         Trust II
                              -----------------------------------------------------------------------------
                                                                                                MFS(R)
                                                                                             Massachusetts
                              MFS(R) Investors  MFS(R) New   MFS(R) Total                      Investors
                                   Trust         Discovery      Return     MFS(R) Utilities  Growth Stock
                                 Series --       Series --     Series --      Series --      Portfolio --
                               Service Class   Service Class Service Class  Service Class    Service Class
                                   Shares         Shares        Shares          Shares          Shares
                              ---------------- ------------- ------------- ---------------- ---------------
Assets:
Investments at fair
  value (note 2b)............    5,761,197      13,661,318    47,624,970      17,321,330       7,315,901
Dividend receivable..........           --              --            --              --              --
Receivable for units sold....           --           1,058            --             910           1,524
                                 ---------      ----------    ----------      ----------       ---------
       Total assets..........    5,761,197      13,662,376    47,624,970      17,322,240       7,317,425
                                 ---------      ----------    ----------      ----------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......          248             583         2,506             734             317
Payable for units
  withdrawn..................       28,051              --        11,561              --              --
                                 ---------      ----------    ----------      ----------       ---------
       Total liabilities.....       28,299             583        14,067             734             317
                                 ---------      ----------    ----------      ----------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    5,732,898      13,661,793    45,461,387      17,250,867       7,317,108
   Variable annuity
     contract owners in
     the annuitization
     period..................           --              --     2,149,516          70,639              --
                                 ---------      ----------    ----------      ----------       ---------
       Net assets............    5,732,898      13,661,793    47,610,903      17,321,506       7,317,108
                                 =========      ==========    ==========      ==========       =========
Investments in
  securities at cost.........    4,286,746      14,801,507    42,059,389      18,104,648       7,901,822
                                 =========      ==========    ==========      ==========       =========
Shares outstanding...........      219,057         945,420     2,139,487         688,721         451,042
                                 =========      ==========    ==========      ==========       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                              MFS(R) Variable
                                 Insurance
                                  Trust II
                                (continued)                                            Oppenheimer Variable Account Funds
                              ---------------- -----------------------------------------------------------------------------

                                               Oppenheimer  Oppenheimer  Oppenheimer  Oppenheimer               Oppenheimer
                              MFS(R) Strategic   Capital      Capital    Conservative Conservative Oppenheimer Discovery Mid
                                   Income      Appreciation Appreciation   Balanced     Balanced    Core Bond   Cap Growth
                                Portfolio --    Fund/VA --   Fund/VA --   Fund/VA --   Fund/VA --  Fund/VA --   Fund/VA --
                               Service Class   Non-Service    Service    Non-Service    Service    Non-Service  Non-Service
                                   Shares         Shares       Shares       Shares       Shares      Shares       Shares
                              ---------------- ------------ ------------ ------------ ------------ ----------- -------------
Assets:
Investments at fair
  value (note 2b)............     $21,304       33,002,315   5,813,404    11,666,717   22,065,678  11,554,759   25,562,467
Dividend receivable..........          --               --          --            --           --          --           --
Receivable for units sold....          --               --          --            --           --          --           --
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
       Total assets..........      21,304       33,002,315   5,813,404    11,666,717   22,065,678  11,554,759   25,562,467
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......           1            1,277         246           436        1,170         453          955
Payable for units
  withdrawn..................          --            2,735      49,313        58,347        1,970          58          837
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
       Total liabilities.....           1            4,012      49,559        58,783        3,140         511        1,792
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................      21,303       32,900,912   5,763,845    11,518,957   20,625,384  11,481,746   25,393,818
   Variable annuity
     contract owners in
     the annuitization
     period..................          --           97,391          --        88,977    1,437,154      72,502      166,857
                                  -------       ----------   ---------    ----------   ----------  ----------   ----------
       Net assets............     $21,303       32,998,303   5,763,845    11,607,934   22,062,538  11,554,248   25,560,675
                                  =======       ==========   =========    ==========   ==========  ==========   ==========
Investments in
  securities at cost.........     $23,108       24,904,110   4,723,172    11,366,997   20,085,579  12,869,749   17,439,038
                                  =======       ==========   =========    ==========   ==========  ==========   ==========
Shares outstanding...........       2,323          594,743     106,084       806,827    1,545,216   1,498,672      332,628
                                  =======       ==========   =========    ==========   ==========  ==========   ==========




                              --------------------------------------
                                                        Oppenheimer
                               Oppenheimer                Global
                              Discovery Mid Oppenheimer  Strategic
                               Cap Growth     Global      Income
                               Fund/VA --   Fund/VA --  Fund/VA --
                                 Service      Service   Non-Service
                                 Shares       Shares      Shares
                              ------------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............   7,457,518   100,133,583  4,080,733
Dividend receivable..........          --            --         --
Receivable for units sold....          --            --         --
                                ---------   -----------  ---------
       Total assets..........   7,457,518   100,133,583  4,080,733
                                ---------   -----------  ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         315         4,499        157
Payable for units
  withdrawn..................          73        84,697        742
                                ---------   -----------  ---------
       Total liabilities.....         388        89,196        899
                                ---------   -----------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   7,457,130    97,717,796  4,038,465
   Variable annuity
     contract owners in
     the annuitization
     period..................          --     2,326,591     41,369
                                ---------   -----------  ---------
       Net assets............   7,457,130   100,044,387  4,079,834
                                =========   ===========  =========
Investments in
  securities at cost.........   6,909,258    85,544,136  4,591,847
                                =========   ===========  =========
Shares outstanding...........     100,941     2,663,836    836,216
                                =========   ===========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


                                Oppenheimer Variable
                              Account Funds (continued)                              PIMCO Variable Insurance Trust
                              ------------------------- -------------------------------------------------------------------------
                                                                       Foreign Bond                   Long-Term
                                           Oppenheimer                  Portfolio                        U.S.
                              Oppenheimer  Main Street                 (U.S. Dollar    High Yield     Government    Low Duration
                              Main Street   Small Cap     All Asset     Hedged) --    Portfolio --   Portfolio --   Portfolio --
                              Fund/VA --  Fund(R)/VA -- Portfolio --  Administrative Administrative Administrative Administrative
                                Service      Service    Advisor Class     Class          Class          Class          Class
                                Shares       Shares        Shares         Shares         Shares         Shares         Shares
                              ----------- ------------- ------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............ $85,189,499  56,926,110     8,052,096     3,437,415      83,369,389     17,071,587     76,263,668
Dividend receivable..........          --          --            --         6,368         448,008         36,916        113,131
Receivable for units sold....          --       8,513            --           187              --        145,456             --
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
       Total assets..........  85,189,499  56,934,623     8,052,096     3,443,970      83,817,397     17,253,959     76,376,799
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       3,985       2,670           342           148           3,852            729          3,596
Payable for units
  withdrawn..................      95,082          --            --            --         189,833             --         20,922
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
       Total liabilities.....      99,067       2,670           342           148         193,685            729         24,518
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  81,516,855  54,399,198     8,051,754     3,421,332      80,510,106     17,247,406     73,250,484
   Variable annuity
     contract owners in
     the annuitization
     period..................   3,573,577   2,532,755            --        22,490       3,113,606          5,824      3,101,797
                              -----------  ----------     ---------     ---------      ----------     ----------     ----------
       Net assets............ $85,090,432  56,931,953     8,051,754     3,443,822      83,623,712     17,253,230     76,352,281
                              ===========  ==========     =========     =========      ==========     ==========     ==========
Investments in
  securities at cost......... $63,144,927  53,484,288     9,736,494     3,388,536      89,233,998     17,428,641     77,840,779
                              ===========  ==========     =========     =========      ==========     ==========     ==========
Shares outstanding...........   2,939,596   2,704,328       876,180       326,130      11,483,387      1,466,631      7,440,358
                              ===========  ==========     =========     =========      ==========     ==========     ==========

                                                Rydex
                                              Variable    The Alger
                                                Trust     Portfolios
                              -------------------------- ------------


                               Total Return              Alger Large
                               Portfolio --               Cap Growth
                              Administrative             Portfolio --
                                  Class       NASDAQ --   Class I-2
                                  Shares     100(R) Fund    Shares
                              -------------- ----------- ------------
Assets:
Investments at fair
  value (note 2b)............  283,868,892   16,265,508   29,843,872
Dividend receivable..........      752,784           --           --
Receivable for units sold....           --           56           --
                               -----------   ----------   ----------
       Total assets..........  284,621,676   16,265,564   29,843,872
                               -----------   ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......       12,885          705        1,202
Payable for units
  withdrawn..................       98,819           --       61,310
                               -----------   ----------   ----------
       Total liabilities.....      111,704          705       62,512
                               -----------   ----------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  275,667,717   16,264,859   29,687,822
   Variable annuity
     contract owners in
     the annuitization
     period..................    8,842,255           --       93,538
                               -----------   ----------   ----------
       Net assets............  284,509,972   16,264,859   29,781,360
                               ===========   ==========   ==========
Investments in
  securities at cost.........  299,186,926   15,088,446   26,009,077
                               ===========   ==========   ==========
Shares outstanding...........   26,830,708      476,157      560,343
                               ===========   ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                               The Alger                                                                           Wells Fargo
                               Portfolios                                                                           Variable
                              (continued)                        The Prudential Series Fund                           Trust
                              ------------ ----------------------------------------------------------------------- -----------
                                             Jennison
                              Alger Small     20/20                    Natural    SP International  SP Prudential  Wells Fargo
                               Cap Growth     Focus       Jennison    Resources        Growth       U.S. Emerging   VT Omega
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --       Growth        Growth
                               Class I-2     Class II     Class II     Class II       Class II      Portfolio --     Fund --
                                 Shares       Shares       Shares       Shares         Shares      Class II Shares   Class 2
                              ------------ ------------ ------------ ------------ ---------------- --------------- -----------
Assets:
Investments at fair
  value (note 2b)............ $20,046,500   6,241,462    7,026,598    17,302,510       1,933           15,029       3,054,729
Dividend receivable..........          --          --           --            --          --               --              --
Receivable for units sold....          --         685           --        12,394          --               --              --
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Total assets..........  20,046,500   6,242,147    7,026,598    17,314,904       1,933           15,029       3,054,729
                              -----------   ---------    ---------    ----------       -----           ------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4)......         809         268          299           782          --                1             128
Payable for units
  withdrawn..................         342          --          427            --           1               --              19
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Total liabilities.....       1,151         268          726           782           1                1             147
                              -----------   ---------    ---------    ----------       -----           ------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  19,954,177   6,241,879    7,014,902    16,756,154       1,932           15,028       3,054,582
   Variable annuity
     contract owners in
     the annuitization
     period..................      91,172          --       10,970       557,968          --               --              --
                              -----------   ---------    ---------    ----------       -----           ------       ---------
       Net assets............ $20,045,349   6,241,879    7,025,872    17,314,122       1,932           15,028       3,054,582
                              ===========   =========    =========    ==========       =====           ======       =========
Investments in
  securities at cost......... $24,801,299   3,987,487    6,098,875    27,119,917       2,262            8,719       3,410,872
                              ===========   =========    =========    ==========       =====           ======       =========
Shares outstanding...........     979,311     274,350      159,009       824,322         322            1,364         135,525
                              ===========   =========    =========    ==========       =====           ======       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                                AB Variable Products Series Fund, Inc.
                                         -----------------------------------------------------------------------------------

                                               AB              AB             AB           AB            AB           AB
                                         Balanced Wealth Global Thematic  Growth and  International  Large Cap    Small Cap
                                            Strategy         Growth         Income        Value        Growth       Growth
                           Consolidated   Portfolio --    Portfolio --   Portfolio -- Portfolio --  Portfolio -- Portfolio --
                              Total          Class B         Class B       Class B       Class B      Class B      Class B
                          -------------  --------------- --------------- ------------ ------------- ------------ ------------
                                                                                 Year ended December 31, 2015
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 119,966,470       341,762             --         567,213    1,463,392           --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   112,584,587       314,006         44,314         748,774    1,128,847      329,773      311,865
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Net investment income
  (expense)..............     7,381,883        27,756        (44,314)       (181,561)     334,545     (329,773)    (311,865)
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   165,922,757       172,373        197,433       2,919,664      168,471      932,185     (172,608)
   Change in unrealized
     appreciation
     (depreciation)......  (649,550,547)   (1,824,949)       (91,639)     (2,793,732)  (1,001,167)    (791,830)     153,871
   Capital gain
     distributions.......   318,360,919     1,560,725             --              --           --    1,942,480    2,092,418
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........  (165,266,871)      (91,851)       105,794         125,932     (832,696)   2,082,835    2,073,681
                          -------------    ----------        -------      ----------   ----------    ---------    ---------
Increase (decrease) in
  net assets from
  operations............. $(157,884,988)      (64,095)        61,480         (55,629)    (498,151)   1,753,062    1,761,816
                          =============    ==========        =======      ==========   ==========    =========    =========

                               AIM Variable Insurance Funds
                            (Invesco Variable Insurance Funds)
                          -------------------------------------
                          Invesco V.I. Invesco V.I.
                            American     American   Invesco V.I.
                           Franchise    Franchise     Comstock
                            Fund --      Fund --      Fund --
                            Series I    Series II    Series II
                             shares       shares       shares
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --           --       553,153
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    123,305       86,351       545,891
                            --------     --------    ----------
Net investment income
  (expense)..............   (123,305)     (86,351)        7,262
                            --------     --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    372,618      567,833     2,651,288
   Change in unrealized
     appreciation
     (depreciation)......    (19,925)    (328,012)   (5,409,892)
   Capital gain
     distributions.......     41,617       29,455        91,353
                            --------     --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    394,310      269,276    (2,667,251)
                            --------     --------    ----------
Increase (decrease) in
  net assets from
  operations.............    271,005      182,925    (2,659,989)
                            ========     ========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1




                                                                AIM Variable Insurance Funds
                                                       (Invesco Variable Insurance Funds) (continued)
                          -------------------------------------------------------------------------------------------
                                       Invesco V.I. Invesco V.I. Invesco V.I. Invesco V.I.  Invesco V.I.
                          Invesco V.I.  Equity and  Global Real   Government  International   Managed    Invesco V.I.
                          Core Equity     Income       Estate     Securities     Growth      Volatility   Technology
                            Fund --      Fund --      Fund --      Fund --       Fund --      Fund --      Fund --
                            Series I    Series II    Series II     Series I     Series II     Series I     Series I
                             shares       shares       shares       shares       shares        shares       shares
                          ------------ ------------ ------------ ------------ ------------- ------------ ------------
                                                                              Year ended December 31, 2015
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   108,288      508,517     10,246        104          916,907         17          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     171,826      425,573      5,624         41        1,092,558          8          12
                          -----------   ----------    -------        ---       ----------       ----         ---
Net investment income
  (expense)..............     (63,538)      82,944      4,622         63         (175,651)         9         (12)
                          -----------   ----------    -------        ---       ----------       ----         ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     423,110      680,253      8,778        (25)       2,200,169          6          32
   Change in unrealized
     appreciation
     (depreciation)......  (2,183,238)  (3,678,025)   (22,432)       (62)      (6,447,276)      (471)        (94)
   Capital gain
     distributions.......     990,295    1,964,705         --         --               --        421         170
                          -----------   ----------    -------        ---       ----------       ----         ---
Net realized and
  unrealized gain (loss)
  on investments.........    (769,833)  (1,033,067)   (13,654)       (87)      (4,247,107)       (44)        108
                          -----------   ----------    -------        ---       ----------       ----         ---
Increase (decrease) in
  net assets from
  operations............. $  (833,371)    (950,123)    (9,032)       (24)      (4,422,758)       (35)         96
                          ===========   ==========    =======        ===       ==========       ====         ===

                                           American     American
                                           Century       Century
                                           Variable     Variable
                                        Portfolios II, Portfolios,
                                             Inc.         Inc.
                          ------------- -------------- -----------
                          Invesco V.I.
                              Value
                          Opportunities  VP Inflation  VP Income &
                             Fund --      Protection     Growth
                            Series II      Fund --       Fund --
                             shares        Class II      Class I
                          ------------- -------------- -----------

                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     150,186      1,162,146       1,894
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     105,173        586,006       1,506
                           ----------     ----------     -------
Net investment income
  (expense)..............      45,013        576,140         388
                           ----------     ----------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     148,259     (2,946,562)      1,501
   Change in unrealized
     appreciation
     (depreciation)......  (1,497,133)     2,424,761     (16,159)
   Capital gain
     distributions.......     493,487             --       7,640
                           ----------     ----------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    (855,387)      (521,801)     (7,018)
                           ----------     ----------     -------
Increase (decrease) in
  net assets from
  operations.............    (810,374)        54,339      (6,630)
                           ==========     ==========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                   American Century
                          Variable Portfolios, Inc. (continued)           BlackRock Variable Series Funds, Inc.
                          ------------------------------------  ---------------------------------------------------------

                                                                                    BlackRock     BlackRock    BlackRock
                                                                   BlackRock         Global       Large Cap      Value
                               VP                               Basic Value V.I. Allocation V.I. Growth V.I. Opportunities
                          International  VP Ultra(R)  VP Value      Fund --          Fund --       Fund --   V.I. Fund --
                             Fund --       Fund --    Fund --      Class III        Class III     Class III    Class III
                             Class I       Class I    Class I        Shares          Shares        Shares       Shares
                          -------------  -----------  --------  ---------------- --------------- ----------- -------------
                                                                        Year ended December 31, 2015
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  3,014         1,434      1,626         143,688        3,574,273      12,854         8,585
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     13,721         5,927      1,135         189,890        6,589,012      58,497        99,536
                            --------       -------    -------      ----------      -----------    --------    ----------
Net investment income
  (expense)..............    (10,707)       (4,493)       491         (46,202)      (3,014,739)    (45,643)      (90,951)
                            --------       -------    -------      ----------      -----------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     37,265         4,116      6,283         454,104        1,631,350     189,400       299,397
   Change in unrealized
     appreciation
     (depreciation)......    (24,933)      (14,951)   (10,443)     (2,517,591)     (27,748,236)   (296,720)   (1,231,148)
   Capital gain
     distributions.......         --        30,882         --       1,287,135       20,110,954     192,333       525,747
                            --------       -------    -------      ----------      -----------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........     12,332        20,047     (4,160)       (776,352)      (6,005,932)     85,013      (406,004)
                            --------       -------    -------      ----------      -----------    --------    ----------
Increase (decrease) in
  net assets from
  operations.............   $  1,625        15,554     (3,669)       (822,554)      (9,020,671)     39,370      (496,955)
                            ========       =======    =======      ==========      ===========    ========    ==========

                                                          Deutsche
                            Columbia Funds Variable       Variable
                               Insurance Trust I          Series I
                          --------------------------  ----------------
                            Columbia
                            Variable      Variable
                          Portfolio --  Portfolio --  Deutsche Capital
                          International Loomis Sayles      Growth
                          Opportunities    Growth          VIP --
                             Fund --     Fund II --       Class B
                             Class 2       Class 1         Shares
                          ------------- ------------- ----------------

                          --------------------------- ----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     184,619        23,864           30
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     973,799       358,520          116
                           ----------    ----------        -----
Net investment income
  (expense)..............    (789,180)     (334,656)         (86)
                           ----------    ----------        -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,307,513     1,162,300           77
   Change in unrealized
     appreciation
     (depreciation)......  (3,038,777)   (3,370,422)        (489)
   Capital gain
     distributions.......          --     2,737,905        1,012
                           ----------    ----------        -----
Net realized and
  unrealized gain (loss)
  on investments.........  (1,731,264)      529,783          600
                           ----------    ----------        -----
Increase (decrease) in
  net assets from
  operations.............  (2,520,444)      195,127          514
                           ==========    ==========        =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Deutsche
                               Variable                                                    Eaton Vance
                               Series II                       Dreyfus                    Variable Trust
                          ------------------  -----------------------------------------  ---------------- --------------
                          Deutsche  Deutsche     Dreyfus       Dreyfus     The Dreyfus
                            Large   Small Mid   Investment     Variable      Socially                     Federated High
                          Cap Value Cap Value   Portfolios    Investment   Responsible                     Income Bond
                           VIP --    VIP --    MidCap Stock    Fund --        Growth                        Fund II --
                           Class B   Class B   Portfolio --  Money Market Fund, Inc. --  VT Floating-Rate    Primary
                           Shares    Shares   Initial Shares  Portfolio   Initial Shares   Income Fund        Shares
                          --------- --------- -------------- ------------ -------------- ---------------- --------------
                                                                               Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    706       --          628             4          67,523       1,703,704         855,941
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,119      345        1,524        19,751         103,342         848,556         218,450
                          --------   ------      -------       -------      ----------      ----------      ----------
Net investment income
  (expense)..............     (413)    (345)        (896)      (19,747)        (35,819)        855,148         637,491
                          --------   ------      -------       -------      ----------      ----------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    4,028    1,266        2,718            --          16,745        (563,718)        (13,355)
   Change in unrealized
     appreciation
     (depreciation)......  (11,352)  (3,590)     (21,957)           --      (1,134,570)     (1,049,311)     (1,167,530)
   Capital gain
     distributions.......    2,766    1,817       16,384            --         847,062              --              --
                          --------   ------      -------       -------      ----------      ----------      ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (4,558)    (507)      (2,855)           --        (270,763)     (1,613,029)     (1,180,885)
                          --------   ------      -------       -------      ----------      ----------      ----------
Increase (decrease) in
  net assets from
  operations............. $ (4,971)    (852)      (3,751)      (19,747)       (306,582)       (757,881)       (543,394)
                          ========   ======      =======       =======      ==========      ==========      ==========


                          Federated Insurance Series
                          ----------------------------------------
                                                        Federated
                                                         Managed
                          Federated High   Federated    Tail Risk
                           Income Bond      Kaufmann    Fund II --
                            Fund II --     Fund II --    Primary
                          Service Shares Service Shares   Shares
                          -------------- -------------- ----------

                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    1,379,830             --     120,987
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      340,945        334,171     102,115
                            ----------     ----------    --------
Net investment income
  (expense)..............    1,038,885       (334,171)     18,872
                            ----------     ----------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (147,907)       814,915     (90,356)
   Change in unrealized
     appreciation
     (depreciation)......   (1,471,879)    (2,599,267)   (472,061)
   Capital gain
     distributions.......           --      3,187,976      10,138
                            ----------     ----------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   (1,619,786)     1,403,624    (552,279)
                            ----------     ----------    --------
Increase (decrease) in
  net assets from
  operations.............     (580,901)     1,069,453    (533,407)
                            ==========     ==========    ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Federated
                           Insurance
                            Series
                          (continued)
                          -----------  --------------------------

                                                      VIP Asset
                           Federated     VIP Asset   Manager/SM/
                            Managed     Manager/SM/  Portfolio --
                          Volatility   Portfolio --    Service
                            Fund II    Initial Class   Class 2
                          -----------  ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   344,320      816,576       139,100
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     110,519      661,979       194,315
                          -----------   ----------    ----------
Net investment income
  (expense)..............     233,801      154,597       (55,215)
                          -----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     109,146      835,462       226,572
   Change in unrealized
     appreciation
     (depreciation)......  (1,028,278)  (5,216,966)   (1,098,172)
   Capital gain
     distributions.......      36,928    3,795,892       752,596
                          -----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (882,204)    (585,612)     (119,004)
                          -----------   ----------    ----------
Increase (decrease) in
  net assets from
  operations............. $  (648,403)    (431,015)     (174,219)
                          ===========   ==========    ==========



                                      Fidelity(R) Variable Insurance Products Fund
                          ----------------------------------------------------------------------------------------------
                                                                   VIP Dynamic                    VIP
                              VIP                         VIP        Capital         VIP        Equity-         VIP
                            Balanced        VIP      Contrafund(R) Appreciation    Equity-       Income      Growth &
                          Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income     Portfolio --    Income
                            Service    Portfolio --     Service      Service    Portfolio --    Service    Portfolio --
                            Class 2    Initial Class    Class 2      Class 2    Initial Class   Class 2    Initial Class
                          ------------ ------------- ------------- ------------ ------------- ------------ -------------
                                        Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     956,083     1,220,944     1,808,779      16,906      2,880,595    3,227,987      463,631
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,389,683     1,763,390     3,967,754      45,151      1,309,072    1,891,205      335,837
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Net investment income
  (expense)..............    (433,600)     (542,446)   (2,158,975)    (28,245)     1,571,523    1,336,782      127,794
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,230,489     5,309,641    12,367,368     110,381        631,927    1,504,578    1,304,219
   Change in unrealized
     appreciation
     (depreciation)......  (4,150,941)  (16,775,803)  (34,749,202)   (268,009)   (16,176,467) (20,462,178)  (3,441,040)
   Capital gain
     distributions.......   2,265,716    11,300,879    22,484,493     172,891      9,087,139   11,172,985    1,210,535
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (654,736)     (165,283)      102,659      15,263     (6,457,401)  (7,784,615)    (926,286)
                           ----------   -----------   -----------    --------    -----------  -----------   ----------
Increase (decrease) in
  net assets from
  operations.............  (1,088,336)     (707,729)   (2,056,316)    (12,982)    (4,885,878)  (6,447,833)    (798,492)
                           ==========   ===========   ===========    ========    ===========  ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              Fidelity(R) Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------------------------------------------
                              VIP                         VIP                                          VIP              VIP
                            Growth &        VIP         Growth                       VIP             Growth          Investment
                             Income       Growth     Opportunities      VIP         Growth            Stock          Grade Bond
                          Portfolio -- Opportunities Portfolio --     Growth     Portfolio --     Portfolio --      Portfolio --
                            Service    Portfolio --     Service    Portfolio --    Service           Service          Service
                            Class 2    Initial Class    Class 2    Initial Class   Class 2           Class 2          Class 2
                          ------------ ------------- ------------- ------------- ------------ --------------------- ------------
                                                                                              Period from January 1
                                             Year ended December 31, 2015                       to April 24, 2015
                          ------------------------------------------------------------------  --------------------- ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   294,286       19,862         1,546       158,559        7,584            64,629         3,368,297
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     259,814      159,041       824,719       858,080      377,496           198,300         2,260,456
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Net investment income
  (expense)..............      34,472     (139,179)     (823,173)     (699,521)    (369,912)         (133,671)        1,107,841
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     951,534      723,495     2,375,929     4,598,131    1,805,958         5,659,138          (679,679)
   Change in unrealized
     appreciation
     (depreciation)......  (2,498,746)  (1,220,802)   (6,555,426)   (2,318,542)    (936,548)       (7,215,646)       (5,087,799)
   Capital gain
     distributions.......     871,025    1,088,185     5,186,540     2,008,962      774,408         3,864,107            76,717
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (676,187)     590,878     1,007,043     4,288,551    1,643,818         2,307,599        (5,690,761)
                          -----------   ----------    ----------    ----------    ---------        ----------        ----------
Increase (decrease) in
  net assets from
  operations............. $  (641,715)     451,699       183,870     3,589,030    1,273,906         2,173,928        (4,582,920)
                          ===========   ==========    ==========    ==========    =========        ==========        ==========

                          -------------------------- ------------

                                            VIP          VIP
                               VIP        Mid Cap      Overseas
                             Mid Cap    Portfolio -- Portfolio --
                          Portfolio --    Service      Initial
                          Initial Class   Class 2       Class
                          ------------- ------------ ------------

                          Year ended December 31, 2015
                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        54         319,491    269,097
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       104       2,338,000    281,444
                             ------     -----------    -------
Net investment income
  (expense)..............       (50)     (2,018,509)   (12,347)
                             ------     -----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,655       4,857,814    499,035
   Change in unrealized
     appreciation
     (depreciation)......    (4,191)    (25,555,353)    27,298
   Capital gain
     distributions.......     2,852      21,207,794     19,860
                             ------     -----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........       316         510,255    546,193
                             ------     -----------    -------
Increase (decrease) in
  net assets from
  operations.............       266      (1,508,254)   533,846
                             ======     ===========    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          Fidelity(R)
                            Variable
                           Insurance
                            Products
                              Fund
                          (continued)
                          ------------ --------------------------------
                              VIP
                             Value         Franklin
                           Strategies      Founding
                          Portfolio -- Funds Allocation Franklin Income
                            Service      VIP Fund --      VIP Fund --
                            Class 2     Class 2 Shares  Class 2 Shares
                          ------------ ---------------- ---------------

                          ---------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    28,166      2,647,455       18,459,304
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     108,282      1,711,433        7,933,214
                          -----------     ----------      -----------
Net investment income
  (expense)..............     (80,116)       936,022       10,526,090
                          -----------     ----------      -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,211,173       (674,951)       1,176,497
   Change in unrealized
     appreciation
     (depreciation)......  (1,294,144)    (7,350,988)     (47,013,742)
   Capital gain
     distributions.......       5,662        144,764               --
                          -----------     ----------      -----------
Net realized and
  unrealized gain (loss)
  on investments.........     (77,309)    (7,881,175)     (45,837,245)
                          -----------     ----------      -----------
Increase (decrease) in
  net assets from
  operations............. $  (157,425)    (6,945,153)     (35,311,155)
                          ===========     ==========      ===========



                                                                                                                        GE
                                                                                                                    Investments
                             Franklin Templeton Variable Insurance Products Trust                                   Funds, Inc.
                          ----------------------------------------------------------------------------------------- -----------

                                                                                                                    Core Value
                          Franklin Large    Franklin      Templeton      Templeton      Templeton      Templeton      Equity
                            Cap Growth   Mutual Shares     Foreign        Foreign      Global Bond       Growth       Fund --
                           VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --     Class 1
                          Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares Class 1 Shares Class 2 Shares   Shares
                          -------------- -------------- -------------- -------------- -------------- -------------- -----------
                                        Year ended December 31, 2015
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        681          553,670        304,941        38,265        665,637         285,032      123,971
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      3,953          285,222        126,049        22,408        115,501         172,657      211,565
                             -------       ----------     ----------      --------       --------      ----------   ----------
Net investment income
  (expense)..............     (3,272)         268,448        178,892        15,857        550,136         112,375      (87,594)
                             -------       ----------     ----------      --------       --------      ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     16,965          960,509         22,102        19,106        (56,275)        319,011      227,834
   Change in unrealized
     appreciation
     (depreciation)......    (65,347)      (3,548,213)    (1,098,736)     (158,546)      (980,001)     (1,253,945)  (2,108,295)
   Capital gain
     distributions.......     63,963        1,221,621        285,957        39,083         41,905              --    1,150,233
                             -------       ----------     ----------      --------       --------      ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........     15,581       (1,366,083)      (790,677)     (100,357)      (994,371)       (934,934)    (730,228)
                             -------       ----------     ----------      --------       --------      ----------   ----------
Increase (decrease) in
  net assets from
  operations.............     12,309       (1,097,635)      (611,785)      (84,500)      (444,235)       (822,559)    (817,822)
                             =======       ==========     ==========      ========       ========      ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                           GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------------------------------

                                           Premier
                                           Growth    Real Estate
                                           Equity    Securities                 Small-Cap    Total Return Total Return
                          Income Fund --   Fund --     Fund --    S&P 500(R)  Equity Fund --   Fund --      Fund --
                             Class 1       Class 1     Class 1      Index        Class 1       Class 1      Class 3
                              Shares       Shares      Shares        Fund         Shares        Shares       Shares
                          -------------- ----------  ----------- -----------  -------------- ------------ ------------
                                                                              Year ended December 31, 2015
                          --------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 554,642       150,364   1,147,345    3,331,886            --    14,579,154   11,897,603
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     396,084       495,155   1,066,155    2,310,376       562,356    14,295,088   15,962,281
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Net investment income
  (expense)..............     158,558      (344,791)     81,190    1,021,510      (562,356)      284,066   (4,064,678)
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      16,888     1,324,190   2,373,105   10,598,772       581,914    24,192,249   15,297,078
   Change in unrealized
     appreciation
     (depreciation)......    (651,829)   (4,814,147) (8,178,348) (12,141,016)   (5,988,053)  (72,063,908) (60,581,369)
   Capital gain
     distributions.......          --     4,430,643   7,705,849           --     3,940,410    25,604,587   24,379,896
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments.........    (634,941)      940,686   1,900,606   (1,542,244)   (1,465,729)  (22,267,072) (20,904,395)
                            ---------    ----------  ----------  -----------    ----------   -----------  -----------
Increase (decrease) in
  net assets from
  operations.............   $(476,383)      595,895   1,981,796     (520,734)   (2,028,085)  (21,983,006) (24,969,073)
                            =========    ==========  ==========  ===========    ==========   ===========  ===========

                                        Goldman Sachs Variable
                                            Insurance Trust
                          ----------- --------------------------
                                         Goldman       Goldman
                                          Sachs         Sachs
                                        Large Cap      Mid Cap
                          U.S. Equity     Value         Value
                            Fund --      Fund --       Fund --
                            Class 1   Institutional Institutional
                            Shares       Shares        Shares
                          ----------- ------------- -------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    302,425      125,376       190,706
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    444,913      134,884       808,607
                          ----------   ----------    ----------
Net investment income
  (expense)..............   (142,488)      (9,508)     (617,901)
                          ----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,156,547       27,195       992,940
   Change in unrealized
     appreciation
     (depreciation)...... (4,745,033)  (1,559,164)   (9,270,579)
   Capital gain
     distributions.......  2,643,931    1,012,068     3,433,814
                          ----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   (944,555)    (519,901)   (4,843,825)
                          ----------   ----------    ----------
Increase (decrease) in
  net assets from
  operations............. (1,087,043)    (529,409)   (5,461,726)
                          ==========   ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Goldman Sachs
                             Variable
                          Insurance Trust
                            (continued)                        JPMorgan Insurance Trust
                          --------------- ------------------------------------------------------------------  -------------
                                                         JPMorgan     JPMorgan     JPMorgan
                                            JPMorgan    Insurance    Insurance    Insurance      JPMorgan
                                           Insurance      Trust        Trust        Trust     Insurance Trust
                              Goldman        Trust       Intrepid     Mid Cap     Small Cap        U.S.         Balanced
                            Sachs Money    Core Bond     Mid Cap       Value         Core         Equity      Portfolio --
                          Market Fund --  Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --   Institutional
                          Service Shares    Class 1      Class 1      Class 1      Class 1        Class 1        Shares
                          --------------- ------------ ------------ ------------ ------------ --------------- -------------
                                                                                Year ended December 31, 2015
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     9,148      163,513        2,631       1,057           11         14,604       1,379,662
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     2,373,083       69,619        7,553       1,792          115         23,461       1,250,656
                            -----------     --------     --------     -------       ------       --------      ----------
Net investment income
  (expense)..............    (2,363,935)      93,894       (4,922)       (735)        (104)        (8,857)        129,006
                            -----------     --------     --------     -------       ------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............            --      (18,683)      22,146       6,073           46        121,243       2,740,209
   Change in unrealized
     appreciation
     (depreciation)......            --     (122,345)    (105,153)    (17,706)      (1,258)      (179,600)     (6,445,565)
   Capital gain
     distributions.......            --           --       58,796       8,076          788         59,012       2,951,694
                            -----------     --------     --------     -------       ------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments.........            --     (141,028)     (24,211)     (3,557)        (424)           655        (753,662)
                            -----------     --------     --------     -------       ------       --------      ----------
Increase (decrease) in
  net assets from
  operations.............   $(2,363,935)     (47,134)     (29,133)     (4,292)        (528)        (8,202)       (624,656)
                            ===========     ========     ========     =======       ======       ========      ==========



                              Janus Aspen Series
                          ---------------------------------------



                            Balanced    Enterprise    Enterprise
                          Portfolio -- Portfolio --  Portfolio --
                            Service    Institutional   Service
                             Shares       Shares        Shares
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,716,144      318,510       25,949
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   2,229,555      721,009       77,475
                           ----------   ----------     --------
Net investment income
  (expense)..............    (513,411)    (402,499)     (51,526)
                           ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   3,287,226    3,463,218      282,204
   Change in unrealized
     appreciation
     (depreciation)......  (8,518,799)  (6,988,545)    (668,127)
   Capital gain
     distributions.......   4,101,244    5,346,662      551,666
                           ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,130,329)   1,821,335      165,743
                           ----------   ----------     --------
Increase (decrease) in
  net assets from
  operations.............  (1,643,740)   1,418,836      114,217
                           ==========   ==========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              Janus Aspen Series (continued)
                          ----------------------------------------------------------------------------------------------
                            Flexible                                  Global        Global       Global
                              Bond          Forty        Forty       Research      Research    Technology      Janus
                          Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio -- Portfolio --
                          Institutional Institutional   Service    Institutional   Service      Service    Institutional
                             Shares        Shares        Shares       Shares        Shares       Shares       Shares
                          ------------- ------------- ------------ ------------- ------------ ------------ -------------
                                                                               Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 399,980            --            --      326,156       22,305            --      319,410
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     250,536       577,373       801,123      707,641       67,819        89,651      721,830
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Net investment income
  (expense)..............     149,444      (577,373)     (801,123)    (381,485)     (45,514)      (89,651)    (402,420)
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (58,917)    1,222,856     1,059,380    2,111,063      269,404       439,122    2,371,484
   Change in unrealized
     appreciation
     (depreciation)......    (352,315)   (4,411,695)   (4,701,744)  (3,302,145)    (362,217)   (1,005,169)  (9,118,331)
   Capital gain
     distributions.......      81,418     7,770,162     9,314,937           --           --       846,737    9,190,026
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (329,814)    4,581,323     5,672,573   (1,191,082)     (92,813)      280,690    2,443,179
                            ---------    ----------    ----------   ----------     --------    ----------   ----------
Increase (decrease) in
  net assets from
  operations.............   $(180,370)    4,003,950     4,871,450   (1,572,567)    (138,327)      191,039    2,040,759
                            =========    ==========    ==========   ==========     ========    ==========   ==========

                          ---------------------------------------

                             Janus       Overseas      Overseas
                          Portfolio -- Portfolio --  Portfolio --
                            Service    Institutional   Service
                             Shares       Shares        Shares
                          ------------ ------------- ------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     19,130       173,805       21,013
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     66,502       437,436       64,920
                            --------    ----------     --------
Net investment income
  (expense)..............    (47,372)     (263,631)     (43,907)
                            --------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    247,829    (1,471,712)     (18,250)
   Change in unrealized
     appreciation
     (depreciation)......   (823,343)   (1,971,347)    (483,307)
   Capital gain
     distributions.......    778,277       864,746      126,533
                            --------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    202,763    (2,578,313)    (375,024)
                            --------    ----------     --------
Increase (decrease) in
  net assets from
  operations.............    155,391    (2,841,944)    (418,931)
                            ========    ==========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                               Legg Mason Partners Variable Equity Trust
                          --------------------------------------------------  -------------

                          ClearBridge  ClearBridge  ClearBridge  ClearBridge     MFS(R)
                            Variable     Variable     Variable     Variable     Investors
                           Aggressive    Dividend     Dividend    Large Cap   Growth Stock
                             Growth      Strategy     Strategy      Value       Series --
                          Portfolio -- Portfolio -- Portfolio -- Portfolio -- Service Class
                            Class II     Class I      Class II     Class I       Shares
                          ------------ ------------ ------------ ------------ -------------
                                                                               Period from
                                                                                January 1
                                                                              to March 27,
                                     Year ended December 31, 2015                 2015
                          --------------------------------------------------  -------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    19,895      85,118      115,326       291,910       45,376
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     577,768      75,424      141,160       312,849       32,449
                          -----------    --------     --------    ----------   ----------
Net investment income
  (expense)..............    (557,873)      9,694      (25,834)      (20,939)      12,927
                          -----------    --------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     903,777     396,603      474,773      (168,047)   2,507,340
   Change in unrealized
     appreciation
     (depreciation)......  (3,605,447)   (692,656)    (918,428)   (1,631,836)  (3,190,784)
   Capital gain
     distributions.......   2,367,479          --           --       797,785      749,742
                          -----------    --------     --------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (334,191)   (296,053)    (443,655)   (1,002,098)      66,298
                          -----------    --------     --------    ----------   ----------
Increase (decrease) in
  net assets from
  operations............. $  (892,064)   (286,359)    (469,489)   (1,023,037)      79,225
                          ===========    ========     ========    ==========   ==========

                                                                                       MFS(R) Variable
                                                                                          Insurance
                                  MFS(R) Variable Insurance Trust                         Trust II
                          ------------------------------------------------------------ ---------------
                                                                                           MFS(R)
                                                                                        Massachusetts
                          MFS(R) Investors  MFS(R) New   MFS(R) Total                     Investors
                               Trust         Discovery      Return    MFS(R) Utilities  Growth Stock
                             Series --       Series --    Series --      Series --      Portfolio --
                           Service Class   Service Class   Service     Service Class    Service Class
                               Shares         Shares     Class Shares      Shares          Shares
                          ---------------- ------------- ------------ ---------------- ---------------
                                                                                         Period from
                                                                                          March 27
                                                                                       to December 31,
                                          Year ended December 31, 2015                      2015
                          -----------------------------------------------------------  ---------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        43,033            --      1,230,404        816,049         37,173
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...        98,361       244,803      1,001,185        329,540         95,440
                             ----------      --------     ----------     ----------       --------
Net investment income
  (expense)..............       (55,328)     (244,803)       229,219        486,509        (58,267)
                             ----------      --------     ----------     ----------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       408,612       (66,045)     1,861,503        744,859        (48,667)
   Change in unrealized
     appreciation
     (depreciation)......    (1,122,348)     (637,690)    (5,274,688)    (6,042,829)      (585,922)
   Capital gain
     distributions.......       676,547       508,322      1,946,560      1,432,256        469,411
                             ----------      --------     ----------     ----------       --------
Net realized and
  unrealized gain (loss)
  on investments.........       (37,189)     (195,413)    (1,466,625)    (3,865,714)      (165,178)
                             ----------      --------     ----------     ----------       --------
Increase (decrease) in
  net assets from
  operations.............       (92,517)     (440,216)    (1,237,406)    (3,379,205)      (223,445)
                             ==========      ========     ==========     ==========       ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          MFS(R) Variable
                             Insurance
                              Trust II
                            (continued)                                            Oppenheimer Variable Account Funds
                          ---------------- -----------------------------------------------------------------------------

                                           Oppenheimer  Oppenheimer  Oppenheimer  Oppenheimer               Oppenheimer
                          MFS(R) Strategic   Capital      Capital    Conservative Conservative Oppenheimer Discovery Mid
                               Income      Appreciation Appreciation   Balanced     Balanced    Core Bond   Cap Growth
                            Portfolio --    Fund/VA --   Fund/VA --   Fund/VA --   Fund/VA --  Fund/VA --   Fund/VA --
                           Service Class   Non-Service    Service    Non-Service    Service    Non-Service  Non-Service
                               Shares         Shares       Shares       Shares       Shares      Shares       Shares
                          ---------------- ------------ ------------ ------------ ------------ ----------- -------------
                                                                              Year ended December 31, 2015
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 1,257           32,377           --     282,223      486,318     511,346            --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...         372          494,343       97,515     172,509      469,574     179,776       364,474
                              -------       ----------   ----------    --------     --------    --------    ----------
Net investment income
  (expense)..............         885         (461,966)     (97,515)    109,714       16,744     331,570      (364,474)
                              -------       ----------   ----------    --------     --------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         (55)       2,106,001      428,170     151,693      686,660    (246,106)    1,671,003
   Change in unrealized
     appreciation
     (depreciation)......      (1,619)      (7,042,594)  (1,358,340)   (309,594)    (992,089)   (132,886)   (2,289,365)
   Capital gain
     distributions.......          --        6,197,550    1,136,745          --           --          --     2,364,564
                              -------       ----------   ----------    --------     --------    --------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........      (1,674)       1,260,957      206,575    (157,901)    (305,429)   (378,992)    1,746,202
                              -------       ----------   ----------    --------     --------    --------    ----------
Increase (decrease) in
  net assets from
  operations.............     $  (789)         798,991      109,060     (48,187)    (288,685)    (47,422)    1,381,728
                              =======       ==========   ==========    ========     ========    ========    ==========




                          -------------------------------------
                                                    Oppenheimer
                           Oppenheimer                Global
                          Discovery Mid Oppenheimer  Strategic
                           Cap Growth     Global      Income
                           Fund/VA --   Fund/VA --  Fund/VA --
                             Service      Service   Non-Service
                             Shares       Shares      Shares
                          ------------- ----------- -----------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --     1,114,974    263,923
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     56,191     1,731,304     63,769
                            --------    ----------   --------
Net investment income
  (expense)..............    (56,191)     (616,330)   200,154
                            --------    ----------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    229,594     5,451,051    (53,621)
   Change in unrealized
     appreciation
     (depreciation)......   (377,527)   (8,859,271)  (299,646)
   Capital gain
     distributions.......    270,251     6,868,649         --
                            --------    ----------   --------
Net realized and
  unrealized gain (loss)
  on investments.........    122,318     3,460,429   (353,267)
                            --------    ----------   --------
Increase (decrease) in
  net assets from
  operations.............     66,127     2,844,099   (153,113)
                            ========    ==========   ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             Oppenheimer Variable
                           Account Funds (continued)                               PIMCO Variable Insurance Trust
                          --------------------------  -------------------------------------------------------------------------
                                                                     Foreign Bond                   Long-Term
                                         Oppenheimer                  Portfolio                        U.S.
                           Oppenheimer   Main Street                 (U.S. Dollar    High Yield     Government    Low Duration
                           Main Street    Small Cap     All Asset     Hedged) --    Portfolio --   Portfolio --   Portfolio --
                           Fund/VA --   Fund(R)/VA -- Portfolio --  Administrative Administrative Administrative Administrative
                             Service       Service    Advisor Class     Class          Class          Class          Class
                             Shares        Shares        Shares         Shares         Shares         Shares         Shares
                          ------------  ------------- ------------- -------------- -------------- -------------- --------------
                                                                                  Year ended December 31, 2015
                          -----------------------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends............. $    614,742       428,722      294,259       110,458       4,516,836       387,336       3,102,959
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    1,587,136     1,136,610      149,322        59,768       1,437,701       296,102       1,950,546
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Net investment income
 (expense)...............     (972,394)     (707,888)     144,937        50,690       3,079,135        91,234       1,152,413
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    7,823,068     4,052,857     (228,399)       54,269         434,503        50,561       1,976,848
 Change in unrealized
   appreciation
   (depreciation)........  (19,670,672)  (18,018,659)    (917,164)     (176,208)     (8,274,336)     (646,328)     (3,816,423)
 Capital gain
   distributions.........   14,380,264     9,930,250           --        17,447       1,352,540            --              --
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Net realized and
 unrealized gain (loss)
 on investments..........    2,532,660    (4,035,552)  (1,145,563)     (104,492)     (6,487,293)     (595,767)     (1,839,575)
                          ------------   -----------   ----------      --------      ----------      --------      ----------
Increase (decrease) in
 net assets from
 operations.............. $  1,560,266    (4,743,440)  (1,000,626)      (53,802)     (3,408,158)     (504,533)       (687,162)
                          ============   ===========   ==========      ========      ==========      ========      ==========

                                            Rydex
                                          Variable    The Alger
                                            Trust     Portfolios
                          -------------- ----------- ------------


                           Total Return              Alger Large
                           Portfolio --               Cap Growth
                          Administrative             Portfolio --
                              Class       NASDAQ --   Class I-2
                              Shares     100(R) Fund    Shares
                          -------------- ----------- ------------

                          ---------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   14,589,344          --            --
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    4,762,500      97,173       473,742
                           -----------    --------    ----------
Net investment income
 (expense)...............    9,826,844     (97,173)     (473,742)
                           -----------    --------    ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      (53,775)    350,462     1,432,078
 Change in unrealized
   appreciation
   (depreciation)........  (17,618,909)   (463,930)   (4,032,533)
 Capital gain
   distributions.........    3,090,767     322,546     3,306,767
                           -----------    --------    ----------
Net realized and
 unrealized gain (loss)
 on investments..........  (14,581,917)    209,078       706,312
                           -----------    --------    ----------
Increase (decrease) in
 net assets from
 operations..............   (4,755,073)    111,905       232,570
                           ===========    ========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                     Wells Fargo
                          The Alger Portfolios                                                                        Variable
                              (continued)                           The Prudential Series Fund                          Trust
                          -------------------- --------------------------------------------------------------------  -----------
                                                 Jennison                                              SP Prudential
                                                  20/20                    Natural                     U.S. Emerging Wells Fargo
                                                  Focus       Jennison    Resources   SP International    Growth      VT Omega
                            Alger Small Cap    Portfolio -- Portfolio -- Portfolio --      Growth      Portfolio --    Growth
                          Growth Portfolio --    Class II     Class II     Class II     Portfolio --     Class II      Fund --
                            Class I-2 Shares      Shares       Shares       Shares    Class II Shares     Shares       Class 2
                          -------------------- ------------ ------------ ------------ ---------------- ------------- -----------
                                                               Year ended December 31, 2015
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income - Ordinary
     dividends...........     $        --              --          --             --          --              --            --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...         330,368         103,938      48,093        346,256          37             356        52,518
                              -----------        --------     -------     ----------        ----          ------      --------
Net investment income
  (expense)..............        (330,368)       (103,938)    (48,093)      (346,256)        (37)           (356)      (52,518)
                              -----------        --------     -------     ----------        ----          ------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         388,310         514,297     260,209     (2,271,007)       (103)          5,001       (28,022)
   Change in unrealized
     appreciation
     (depreciation)......      (6,832,965)       (131,252)    (82,348)    (4,091,048)        195          (5,055)     (517,797)
   Capital gain
     distributions.......       5,867,282              --          --             --          --              --       604,654
                              -----------        --------     -------     ----------        ----          ------      --------
Net realized and
  unrealized gain (loss)
  on investments.........        (577,373)        383,045     177,861     (6,362,055)         92             (54)       58,835
                              -----------        --------     -------     ----------        ----          ------      --------
Increase (decrease) in
  net assets from
  operations.............     $  (907,741)        279,107     129,768     (6,708,311)         55            (410)        6,317
                              ===========        ========     =======     ==========        ====          ======      ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets





                                    Consolidated Total
                             -------------------------------

                             --------------------------------
                                   2015            2014
                             ---------------  --------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $     7,381,883      (1,027,394)
 Net realized gain
   (loss) on investments....     165,922,757     284,216,893
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (649,550,547)   (227,353,606)
 Capital gain
   distribution.............     318,360,919     262,366,864
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     operations.............    (157,884,988)    318,202,757
                             ---------------  --------------
From capital
 transactions (note 4):
 Net premiums...............      32,544,736      40,649,796
 Death benefits.............    (119,502,672)   (132,036,748)
 Surrenders.................    (787,551,088)   (981,795,832)
 Administrative expenses....     (25,672,904)    (27,349,884)
 Transfers between
   subaccounts
   (including fixed
   account), net............       5,550,590      30,667,821
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     capital transactions...    (894,631,338) (1,069,864,847)
                             ---------------  --------------
Increase (decrease) in
 net assets.................  (1,052,516,326)   (751,662,090)
Net assets at beginning
 of year....................   7,129,001,892   7,880,663,982
                             ---------------  --------------
Net assets at end of year... $ 6,076,485,566   7,129,001,892
                             ===============  ==============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                                         AB Variable Products Series Fund, Inc.
                             ---------------------------------------------------------------------------------------------
                               AB Balanced Wealth      AB Global Thematic        AB Growth and         AB International
                              Strategy Portfolio --   Growth Portfolio --     Income Portfolio --     Value Portfolio --
                                     Class B                Class B                 Class B                 Class B
                             ----------------------  ---------------------  ----------------------  ----------------------
                                                 Year ended December 31,
                             ----------------------------------------------------------------------------------------------
                                2015        2014        2015       2014        2015        2014        2015        2014
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     27,756     117,159    (44,314)    (73,182)   (181,561)   (241,539)    334,545   1,118,952
 Net realized gain
   (loss) on investments....    172,373     594,222    197,433     590,493   2,919,664   3,509,123     168,471     989,257
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,824,949) (2,716,647)   (91,639)   (268,546) (2,793,732)    617,091  (1,001,167) (7,251,563)
 Capital gain
   distribution.............  1,560,725   2,980,436         --          --          --          --          --          --
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (64,095)    975,170     61,480     248,765     (55,629)  3,884,675    (498,151) (5,143,354)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     21,670      52,457      4,029      11,960     (12,028)     61,414     352,773     319,055
 Death benefits.............    (48,882)    (47,116)     1,467     (25,486)   (248,181)   (358,466)   (101,366)   (117,832)
 Surrenders................. (2,044,072) (2,521,849)  (274,899)   (491,260) (5,201,133) (6,468,703) (7,196,605) (7,258,645)
 Administrative expenses....   (117,878)   (129,227)   (12,729)    (19,998)   (104,531)   (117,882)   (438,590)   (353,699)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (315,144)    739,799   (195,442)   (624,269) (2,106,235) (2,173,341) 11,623,562  13,689,485
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,504,306) (1,905,936)  (477,574) (1,149,053) (7,672,108) (9,056,978)  4,239,774   6,278,364
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (2,568,401)   (930,766)  (416,094)   (900,288) (7,727,737) (5,172,303)  3,741,623   1,135,010
Net assets at beginning
 of year.................... 18,777,493  19,708,259  3,038,839   3,939,127  52,840,508  58,012,811  58,384,707  57,249,697
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... 16,209,092  18,777,493  2,622,745   3,038,839  45,112,771  52,840,508  62,126,330  58,384,707
                             ==========  ==========  =========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    102,743     153,067     16,418     185,647      46,322     129,497   2,876,038   2,517,091
 Units redeemed.............   (319,736)   (325,312)   (46,482)   (250,321)   (447,777)   (632,077) (2,373,622) (1,502,014)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (216,993)   (172,245)   (30,064)    (64,674)   (401,455)   (502,580)    502,416   1,015,077
                             ==========  ==========  =========  ==========  ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             AB Variable Products Series Fund, Inc. (continued)
                             ------------------------------------------------
                                   AB Large Cap              AB Small Cap
                               Growth Portfolio --       Growth Portfolio --
                                     Class B                   Class B
                             -----------------------   -----------------------
                                               Year ended December 31,
                             --------------------------------------------------
                                 2015         2014         2015        2014
                             -----------   ----------  -----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (329,773)    (198,945)    (311,865)   (471,638)
 Net realized gain
   (loss) on investments....     932,185    1,168,090     (172,608)    546,577
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (791,830)     475,963      153,871  (5,127,482)
 Capital gain
   distribution.............   1,942,480           --    2,092,418   4,102,209
                             -----------   ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,753,062    1,445,108    1,761,816    (950,334)
                             -----------   ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     251,820       27,670      911,040     600,609
 Death benefits.............     (78,796)     (60,053)    (369,994)   (232,632)
 Surrenders.................  (1,608,031)  (1,492,769)  (1,747,666) (2,996,443)
 Administrative expenses....     (79,222)     (30,064)    (112,860)   (179,562)
 Transfers between
   subaccounts
   (including fixed
   account), net............  14,989,171     (175,588) (31,372,531) 19,801,602
                             -----------   ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  13,474,942   (1,730,804) (32,692,011) 16,993,574
                             -----------   ----------  -----------  ----------
Increase (decrease) in
 net assets.................  15,228,004     (285,696) (30,930,195) 16,043,240
Net assets at beginning
 of year....................  12,848,963   13,134,659   37,495,908  21,452,668
                             -----------   ----------  -----------  ----------
Net assets at end of year... $28,076,967   12,848,963    6,565,713  37,495,908
                             ===========   ==========  ===========  ==========
Change in units (note 5):
 Units purchased............   1,180,450       52,843      107,121   1,817,696
 Units redeemed.............    (199,609)    (215,832)  (2,011,898)   (737,855)
                             -----------   ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     980,841     (162,989)  (1,904,777)  1,079,841
                             ===========   ==========  ===========  ==========

                                AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
                             --------------------------------------------------------------------
                             Invesco V.I. American  Invesco V.I. American       Invesco V.I.
                               Franchise Fund --      Franchise Fund --       Comstock Fund --
                                Series I shares        Series II shares       Series II shares
                             ---------------------  ---------------------  ----------------------

                             ---------  ----------------------------------------------------------
                                2015       2014        2015       2014        2015        2014
                             ---------  ----------  ---------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................  (123,305)   (131,269)   (86,351)    (96,143)      7,262    (196,923)
 Net realized gain
   (loss) on investments....   372,618     446,628    567,833     584,602   2,651,288   2,843,756
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (19,925)    243,095   (328,012)    (97,613) (5,409,892)    228,077
 Capital gain
   distribution.............    41,617          --     29,455          --      91,353          --
                             ---------  ----------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   271,005     558,454    182,925     390,846  (2,659,989)  2,874,910
                             ---------  ----------  ---------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     2,945       9,891      1,540       4,647      72,393      77,879
 Death benefits.............   (75,276)   (118,586)   (21,019)    (16,275)    (48,534)    (26,965)
 Surrenders.................  (687,477)   (932,840)  (842,529)   (919,965) (4,080,581) (5,035,017)
 Administrative expenses....   (20,936)    (22,876)   (19,332)    (20,366)   (141,160)   (151,369)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (204,337)   (138,466)   (46,519)   (106,791) (2,355,120)     39,533
                             ---------  ----------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (985,081) (1,202,877)  (927,859) (1,058,750) (6,553,002) (5,095,939)
                             ---------  ----------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (714,076)   (644,423)  (744,934)   (667,904) (9,212,991) (2,221,029)
Net assets at beginning
 of year.................... 8,291,194   8,935,617  5,960,422   6,628,326  39,307,745  41,528,774
                             ---------  ----------  ---------  ----------  ----------  ----------
Net assets at end of year... 7,577,118   8,291,194  5,215,488   5,960,422  30,094,754  39,307,745
                             =========  ==========  =========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     2,726      23,725      3,747       2,882      55,640     131,800
 Units redeemed.............   (70,931)   (111,960)   (50,560)    (59,772)   (373,255)   (391,386)
                             ---------  ----------  ---------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (68,205)    (88,235)   (46,813)    (56,890)   (317,615)   (259,586)
                             =========  ==========  =========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                              ------------------------------------------------------------------------------------------
                                 Invesco V.I. Core     Invesco V.I. Equity and Invesco V.I. Global Invesco V.I. Government
                                   Equity Fund --          Income Fund --      Real Estate Fund -- Securities Fund --
                                  Series I shares         Series II shares      Series II shares   Series I shares
                              -----------------------  ----------------------  -----------------   ----------------------
                                               Year ended December 31,
                              --------------------------------------------------------   ---------------------------------
                                  2015        2014        2015        2014       2015      2014     2015        2014
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $   (63,538)    (73,031)     82,944     (75,473)   4,622     (4,467)    63         104
   Net realized gain
     (loss) on
     investments.............     423,110     702,522     680,253     993,012    8,778     38,073    (25)         (2)
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........  (2,183,238)    (13,507) (3,678,025)   (540,231) (22,432)    36,076    (62)         35
   Capital gain
     distribution............     990,295      61,849   1,964,705   1,072,790       --         --     --          --
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
       Increase
         (decrease) in
         net assets from
         operations..........    (833,371)    677,833    (950,123)  1,450,098   (9,032)    69,682    (24)        137
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
From capital
  transactions (note 4):
   Net premiums..............      90,666      51,966     141,759       6,957       --      9,585    240         240
   Death benefits............        (637)    (93,743)    (50,979)         --     (708)    (3,067)    --          --
   Surrenders................    (936,846) (1,301,286) (3,118,843) (2,320,441) (33,579)   (39,435)    --          --
   Administrative
     expenses................     (37,850)    (31,673)   (132,250)   (121,769)    (440)      (584)    --          --
   Transfers between
     subaccounts
     (including fixed
     account), net...........  (2,049,239)  1,827,471   1,617,259   2,259,949   (2,099)  (365,135)    26          56
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (2,933,906)    452,735  (1,543,054)   (175,304) (36,826)  (398,636)   266         296
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
Increase (decrease) in
  net assets.................  (3,767,277)  1,130,568  (2,493,177)  1,274,794  (45,858)  (328,954)   242         433
Net assets at beginning
  of year....................  12,532,348  11,401,780  22,826,801  21,552,007  331,003    659,957  4,359       3,926
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
Net assets at end of year.... $ 8,765,071  12,532,348  20,333,624  22,826,801  285,145    331,003  4,601       4,359
                              ===========  ==========  ==========  ==========  =======   ========    =====       =====
Change in units (note 5):
   Units purchased...........      20,049     138,508     246,112     318,215    3,784      4,160    158          21
   Units redeemed............    (211,443)   (116,185)   (361,317)   (332,110)  (6,468)   (34,206)  (143)         (3)
                              -----------  ----------  ----------  ----------  -------   --------    -----       -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (191,394)     22,323    (115,205)    (13,895)  (2,684)   (30,046)    15          18
                              ===========  ==========  ==========  ==========  =======   ========    =====       =====

                              --------------------------
                              Invesco V.I. International
                                  Growth Fund --
                                 Series II shares
                              -------------------------

                              --------------------------
                                 2015          2014
                               ----------   ----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............   (175,651)     (192,055)
   Net realized gain
     (loss) on
     investments.............  2,200,169     2,942,715
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (6,447,276)   (3,446,718)
   Capital gain
     distribution............         --            --
                               ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations.......... (4,422,758)     (696,058)
                               ----------   ----------
From capital
  transactions (note 4):
   Net premiums..............    276,466       331,204
   Death benefits............    (96,337)      (72,548)
   Surrenders................ (7,197,096)   (6,464,865)
   Administrative
     expenses................   (444,445)     (344,217)
   Transfers between
     subaccounts
     (including fixed
     account), net........... 23,444,206       688,401
                               ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 15,982,794    (5,862,025)
                               ----------   ----------
Increase (decrease) in
  net assets................. 11,560,036    (6,558,083)
Net assets at beginning
  of year.................... 52,851,883    59,409,966
                               ----------   ----------
Net assets at end of year.... 64,411,919    52,851,883
                               ==========   ==========
Change in units (note 5):
   Units purchased...........  2,465,864       488,717
   Units redeemed............ (1,152,786)     (903,688)
                               ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  1,313,078      (414,971)
                               ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                     American
                                                                                                                     Century
                                                                                                                     Variable
                                       AIM Variable Insurance Funds                    American Century Variable   Portfolios,
                              (Invesco Variable Insurance Funds) (continued)             Portfolios II, Inc.           Inc.
                            ---------------------------------------------------------  -----------------------   ---------------
                            Invesco V.I.       Invesco V.I.
                               Managed          Technology       Invesco V.I. Value          VP Inflation          VP Income &
                            Volatility Fund --    Fund --       Opportunities Fund --     Protection Fund --      Growth Fund --
                            Series I shares    Series I shares    Series II shares             Class II              Class I
                            ------------------ --------------  ----------------------  -----------------------   ---------------
                                                               Year ended December 31,
                            ---------------------------------------------------------------------------------------------------
                             2015      2014     2015    2014      2015        2014         2015         2014       2015    2014
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense)............... $    9        27     (12)    (12)      45,013     (34,649)     576,140     (322,253)     388     319
  Net realized gain
   (loss) on investments...      6         1      32      29      148,259     293,416   (2,946,562)    (979,929)   1,501   3,018
  Change in unrealized
   appreciation
   (depreciation)
   on investments..........   (471)      134     (94)      3   (1,497,133)    101,592    2,424,761      716,436  (16,159)  6,064
  Capital gain
   distribution............    421        61     170     137      493,487          --           --    1,860,681    7,640      --
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
     Increase (decrease)
       in net assets
       from operations.....    (35)      223      96     157     (810,374)    360,359       54,339    1,274,935   (6,630)  9,401
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
From capital
  transactions (note 4):
  Net premiums.............     --        --      --      --       43,490       1,522      156,099      435,113       --      --
  Death benefits...........     --        --      --      --      (22,608)     (1,000)     (32,166)    (117,702)      --      --
  Surrenders...............     --        --      --      --     (624,674)   (769,909)  (4,337,782)  (9,489,836)  (3,352) (3,433)
  Administrative expenses..     --        --      --      --      (20,272)    (23,364)    (245,734)    (517,240)    (141)   (153)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (169)       78     (85)    (70)    (157,412)   (667,097) (46,156,942)     429,557    1,461  (3,101)
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (169)       78     (85)    (70)    (781,476) (1,459,848) (50,616,525)  (9,260,108)  (2,032) (6,687)
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
Increase (decrease) in
  net assets...............   (204)      301      11      87   (1,591,850) (1,099,489) (50,562,186)  (7,985,173)  (8,662)  2,714
Net assets at beginning
  of year..................  1,350     1,049   1,692   1,605    7,296,527   8,396,016   68,266,180   76,251,353   93,540  90,826
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
Net assets at end of year.. $1,146     1,350   1,703   1,692    5,704,677   7,296,527   17,703,994   68,266,180   84,878  93,540
                             ======     =====  =====   =====   ==========  ==========  ===========   ==========  =======  ======
Change in units (note 5):
  Units purchased..........     --         6      --      --       19,566      11,830      368,407      803,678      199      93
  Units redeemed...........    (11)       --     (16)    (15)     (68,848)   (100,199)  (4,547,604)  (1,564,496)    (316)   (510)
                             ------     -----  -----   -----   ----------  ----------  -----------   ----------  -------  ------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (11)        6     (16)    (15)     (49,282)    (88,369)  (4,179,197)    (760,818)    (117)   (417)
                             ======     =====  =====   =====   ==========  ==========  ===========   ==========  =======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  American Century
                                       Variable Portfolios, Inc. (continued)
                              -------------------------------------------------------


                                VP International      VP Ultra(R)        VP Value
                                Fund -- Class I     Fund -- Class I   Fund -- Class I
                              -------------------  ----------------  ----------------
                                          Year ended December 31,
                              ----------------------------------------------  --------
                                 2015      2014      2015     2014     2015     2014
                              ---------  --------  -------  -------  -------  -------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $ (10,707)   (1,024)  (4,493)  (1,447)     491       42
   Net realized gain
     (loss) on
     investments.............    37,265    37,507    4,116    5,210    6,283    3,164
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (24,933) (100,529) (14,951)  (1,530) (10,443)   6,076
   Capital gain
     distribution............        --        --   30,882       --       --       --
                              ---------  --------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     1,625   (64,046)  15,554    2,233   (3,669)   9,282
                              ---------  --------  -------  -------  -------  -------
From capital
  transactions (note 4):
   Net premiums..............        --    19,170       --       --       --       --
   Death benefits............    (1,395)   (3,021)    (686)      --       --       --
   Surrenders................  (114,002)  (82,767) (35,820)  (4,908) (18,240)  (9,300)
   Administrative
     expenses................    (1,522)   (1,631)    (561)    (366)    (203)    (199)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (22,910)    1,868  (33,686) 282,908   (1,659)  (5,225)
                              ---------  --------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (139,829)  (66,381) (70,753) 277,634  (20,102) (14,724)
                              ---------  --------  -------  -------  -------  -------
Increase (decrease) in
  net assets.................  (138,204) (130,427) (55,199) 279,867  (23,771)  (5,442)
Net assets at beginning
  of year....................   822,429   952,856  338,336   58,469   90,213   95,655
                              ---------  --------  -------  -------  -------  -------
Net assets at end of year.... $ 684,225   822,429  283,137  338,336   66,442   90,213
                              =========  ========  =======  =======  =======  =======
Change in units (note 5):
   Units purchased...........     4,517    10,254    1,448   17,335       11        5
   Units redeemed............   (13,263)  (13,090)  (5,428)  (1,031)    (829)    (673)
                              ---------  --------  -------  -------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (8,746)   (2,836)  (3,980)  16,304     (818)    (668)
                              =========  ========  =======  =======  =======  =======

                                    BlackRock Variable Series Funds, Inc.
                              ------------------------------------------------
                                     BlackRock                BlackRock
                                 Basic Value V.I.      Global Allocation V.I.
                                      Fund --                  Fund --
                                 Class III Shares         Class III Shares
                              ----------------------  ------------------------

                              --------------------------------------------------
                                 2015        2014         2015         2014
                              ----------  ----------  -----------  -----------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............    (46,202)    (57,554)  (3,014,739)   1,025,883
   Net realized gain
     (loss) on
     investments.............    454,104     910,786    1,631,350    8,752,023
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (2,517,591) (1,565,268) (27,748,236) (42,355,435)
   Capital gain
     distribution............  1,287,135   1,742,781   20,110,954   33,255,693
                              ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   (822,554)  1,030,745   (9,020,671)     678,164
                              ----------  ----------  -----------  -----------
From capital
  transactions (note 4):
   Net premiums..............      7,716      18,286    2,183,147    1,647,975
   Death benefits............      3,451     (16,148)    (651,660)    (608,462)
   Surrenders................ (1,153,297) (1,385,435) (34,538,430) (40,097,910)
   Administrative
     expenses................    (67,206)    (74,807)  (2,343,714)  (2,474,383)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (548,518)     60,605  (12,152,930)  (6,494,463)
                              ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ (1,757,854) (1,397,499) (47,503,587) (48,027,243)
                              ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets................. (2,580,408)   (366,754) (56,524,258) (47,349,079)
Net assets at beginning
  of year.................... 13,134,202  13,500,956  379,445,650  426,794,729
                              ----------  ----------  -----------  -----------
Net assets at end of year.... 10,553,794  13,134,202  322,921,392  379,445,650
                              ==========  ==========  ===========  ===========
Change in units (note 5):
   Units purchased...........     46,016      94,146      926,325    1,244,925
   Units redeemed............   (148,293)   (187,272)  (4,450,802)  (4,794,082)
                              ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (102,277)    (93,126)  (3,524,477)  (3,549,157)
                              ==========  ==========  ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                              BlackRock Variable Series Funds, Inc. (continued)
                              ------------------------------------------------
                                                          BlackRock Value
                               BlackRock Large Cap       Opportunities V.I.
                               Growth V.I. Fund --            Fund --
                                 Class III Shares         Class III Shares
                              -----------------------  -----------------------
                                               Year ended December 31,
                              -------------------------------------------------
                                 2015         2014        2015         2014
                              ----------   ---------   ----------   ---------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)............... $  (45,643)    (50,069)     (90,951)   (105,721)
   Net realized gain
     (loss) on
     investments.............    189,400     218,577      299,397     704,763
   Change in unrealized
     appreciation
     (depreciation)
     on investments..........   (296,720)   (234,155)  (1,231,148)   (908,351)
   Capital gain
     distribution............    192,333     552,233      525,747     558,788
                              ----------   ---------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........     39,370     486,586     (496,955)    249,479
                              ----------   ---------   ----------   ---------
From capital
  transactions (note 4):
   Net premiums..............      4,445      25,530       95,325     168,776
   Death benefits............      2,261      (4,607)     (42,577)     51,225
   Surrenders................   (585,218)   (716,413)    (491,594)   (770,018)
   Administrative
     expenses................    (10,899)    (10,951)     (25,169)    (30,309)
   Transfers between
     subaccounts
     (including fixed
     account), net...........   (308,222)    227,179     (690,010)   (375,628)
                              ----------   ---------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (897,633)   (479,262)  (1,154,025)   (955,954)
                              ----------   ---------   ----------   ---------
Increase (decrease) in
  net assets.................   (858,263)      7,324   (1,650,980)   (706,475)
Net assets at beginning
  of year....................  4,214,672   4,207,348    6,964,008   7,670,483
                              ----------   ---------   ----------   ---------
Net assets at end of year.... $3,356,409   4,214,672    5,313,028   6,964,008
                              ==========   =========   ==========   =========
Change in units (note 5):
   Units purchased...........     22,953      30,187       13,121      65,725
   Units redeemed............    (71,442)    (57,804)     (76,439)   (119,804)
                              ----------   ---------   ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (48,489)    (27,617)     (63,318)    (54,079)
                              ==========   =========   ==========   =========

                                                                                    Deutsche
                                 Columbia Funds Variable Insurance Trust I       Variable Series I
                              -------------------------------------------------  ----------------
                                 Columbia Variable              Variable
                              Portfolio -- International   Portfolio -- Loomis   Deutsche Capital
                               Opportunities Fund --          Sayles Growth      Growth VIP --
                                      Class 2              Fund II -- Class 1    Class B Shares
                              -------------------------  ----------------------  ----------------

                              ------------- ------------------------------------------------------
                                 2015          2014         2015        2014      2015     2014
                               ----------   ----------   ----------  ----------   -----   ------
From Operations:
Increase (decrease) in
  net assets
   Net investment income
     (expense)...............   (789,180)     (785,948)    (334,656)   (354,310)   (86)      (87)
   Net realized gain
     (loss) on
     investments.............  1,307,513     1,412,512    1,162,300   2,329,226     77       326
   Change in unrealized
     appreciation
     (depreciation)
     on investments.......... (3,038,777)   (3,983,997)  (3,370,422) (3,891,048)  (489)       88
   Capital gain
     distribution............         --            --    2,737,905   3,887,187  1,012       472
                               ----------   ----------   ----------  ----------   -----   ------
       Increase
         (decrease) in
         net assets from
         operations.......... (2,520,444)   (3,357,433)     195,127   1,971,055    514       799
                               ----------   ----------   ----------  ----------   -----   ------
From capital
  transactions (note 4):
   Net premiums..............    194,702       221,810        3,051      63,914     --        --
   Death benefits............   (100,926)      (45,333)     (33,798)    (62,305)    --        --
   Surrenders................ (6,090,243)   (6,253,848)  (2,160,921) (3,645,133)    --        --
   Administrative
     expenses................   (359,391)     (243,129)    (103,782)   (112,702)   (22)      (19)
   Transfers between
     subaccounts
     (including fixed
     account), net........... 23,776,065     1,094,103     (996,090) (1,740,089)  (123)   (1,244)
                               ----------   ----------   ----------  ----------   -----   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 17,420,207    (5,226,397)  (3,291,540) (5,496,315)  (145)   (1,263)
                               ----------   ----------   ----------  ----------   -----   ------
Increase (decrease) in
  net assets................. 14,899,763    (8,583,830)  (3,096,413) (3,525,260)   369      (464)
Net assets at beginning
  of year.................... 44,082,454    52,666,284   24,491,594  28,016,854  7,634     8,098
                               ----------   ----------   ----------  ----------   -----   ------
Net assets at end of year.... 58,982,217    44,082,454   21,395,181  24,491,594  8,003     7,634
                               ==========   ==========   ==========  ==========   =====   ======
Change in units (note 5):
   Units purchased...........  2,952,005       487,094       59,055      73,387     --        --
   Units redeemed............ (1,114,639)     (770,834)    (212,150)   (338,164)    (9)      (92)
                               ----------   ----------   ----------  ----------   -----   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  1,837,366      (283,740)    (153,095)   (264,777)    (9)      (92)
                               ==========   ==========   ==========  ==========   =====   ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Deutsche Variable Series II                                Dreyfus
                           ----------------------------------  -------------------------------------------------------------
                                                               Dreyfus Investment
                                Deutsche          Deutsche        Portfolios        Dreyfus Variable     The Dreyfus Socially
                               Large Cap       Small Mid Cap     MidCap Stock      Investment Fund --     Responsible Growth
                              Value VIP --      Value VIP --     Portfolio --         Money Market      Fund, Inc. -- Initial
                             Class B Shares    Class B Shares   Initial Shares          Portfolio               Shares
                           -----------------  ---------------  ----------------   --------------------  ---------------------
                                                                Year ended December 31,
                           -------------------------------------------------------------------------------------------------
                             2015      2014    2015     2014     2015      2014      2015       2014       2015        2014
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense).............. $   (413)    (273)   (345)    (420)    (896)     (506)   (19,747)   (18,146)    (35,819)   (28,263)
  Net realized gain
   (loss) on investments..    4,028    4,220   1,266    3,899    2,718     1,716         --         (5)     16,745     46,333
  Change in unrealized
   appreciation
   (depreciation)
   on investments.........  (11,352)   1,577  (3,590)  (4,073) (21,957)    8,576         --        (89) (1,134,570)   201,345
  Capital gain
   distribution...........    2,766       --   1,817      209   16,384       554         --         --     847,062    360,534
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
   Increase (decrease)
     in net assets from
     operations...........   (4,971)   5,524    (852)    (385)  (3,751)   10,340    (19,747)   (18,240)   (306,582)   579,949
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
From capital
  transactions (note 4):
  Net premiums............       --       --      --       --       --        --         --         --         275        328
  Death benefits..........       --       --      --       --       --        --   (891,885)  (978,712)     (8,529)        --
  Surrenders..............   (9,840)  (6,806)   (935) (18,706)  (5,121)   (4,692)  (331,576)  (173,027)   (180,975)   (50,465)
  Administrative expenses.      (63)     (81)    (54)    (101)    (741)     (665)    (2,672)    (1,949)    (23,265)   (19,940)
  Transfers between
   subaccounts
   (including fixed
   account), net..........   (1,070)  (9,108) (3,290)    (239)  (3,493)       (1) 1,097,295  1,359,524        (333) 1,153,275
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
   Increase (decrease)
     in net assets from
     capital transactions.  (10,973) (15,995) (4,279) (19,046)  (9,355)   (5,358)  (128,838)   205,836    (212,827) 1,083,198
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
Increase (decrease) in
  net assets..............  (15,944) (10,471) (5,131) (19,431) (13,106)    4,982   (148,585)   187,596    (519,409) 1,663,147
Net assets at beginning
  of year.................   70,542   81,013  24,465   43,896  110,249   105,267  1,173,706    986,110   6,738,600  5,075,453
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
Net assets at end of year. $ 54,598   70,542  19,334   24,465   97,143   110,249  1,025,121  1,173,706   6,219,191  6,738,600
                           ========  =======  ======  =======  =======   =======  =========  =========  ==========  =========
Change in units (note 5):
  Units purchased.........      340      173      39       38       --        --    221,635    232,389       6,435     63,744
  Units redeemed..........   (1,113)  (1,445)   (186)    (703)    (342)     (220)  (234,675)  (212,393)    (21,074)    (7,426)
                           --------  -------  ------  -------  -------   -------  ---------  ---------  ----------  ---------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners........     (773)  (1,272)   (147)    (665)    (342)     (220)   (13,040)    19,996     (14,639)    56,318
                           ========  =======  ======  =======  =======   =======  =========  =========  ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            Eaton Vance Variable Trust                                    Federated Insurance Series
                            -------------------------  ------------------------------------------------------------------------
                                                        Federated High Income   Federated High Income     Federated Kaufmann
                                 VT Floating-Rate          Bond Fund II --         Bond Fund II --            Fund II --
                                   Income Fund             Primary Shares           Service Shares          Service Shares
                            -------------------------  ----------------------  -----------------------  ----------------------
                                                                              Year ended December 31,
                            ---------------------------------------------------------------------------------------------------
                                2015          2014        2015        2014         2015        2014        2015        2014
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense)............... $    855,148    1,090,447     637,491     902,732    1,038,885   1,275,002    (334,171)   (349,226)
  Net realized gain
   (loss) on investments...     (563,718)    (129,644)    (13,355)    298,381     (147,907)    341,794     814,915   1,271,021
  Change in unrealized
   appreciation
   (depreciation)
   on investments..........   (1,049,311)  (1,768,385) (1,167,530)   (922,456)  (1,471,879) (1,298,562) (2,599,267) (1,705,256)
  Capital gain
   distribution............           --           --          --          --           --          --   3,187,976   2,498,167
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....     (757,881)    (807,582)   (543,394)    278,657     (580,901)    318,234   1,069,453   1,714,706
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............      263,273      524,261         447         570      227,348     349,379      67,590      81,064
  Death benefits...........      (76,550)     (78,540)    (98,479)   (476,940)     (97,244)   (155,055)     (3,760)      5,248
  Surrenders...............   (5,454,430) (10,535,020) (1,823,319) (2,441,379)  (2,375,592) (2,882,536) (2,103,718) (2,867,407)
  Administrative expenses..     (316,780)    (460,577)    (21,207)    (24,877)     (86,481)   (110,354)    (81,598)    (85,473)
  Transfers between
   subaccounts
   (including fixed
   account), net...........  (17,615,078)    (242,800)   (176,143) (1,599,095)  (8,730,723) (1,988,878)   (333,063) (1,195,868)
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........  (23,199,565) (10,792,676) (2,118,701) (4,541,721) (11,062,692) (4,787,444) (2,454,549) (4,062,436)
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets...............  (23,957,446) (11,600,258) (2,662,095) (4,263,064) (11,643,593) (4,469,210) (1,385,096) (2,347,730)
Net assets at beginning
  of year..................   68,095,065   79,695,323  15,876,148  20,139,212   26,541,761  31,010,971  21,843,059  24,190,789
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
Net assets at end of year.. $ 44,137,619   68,095,065  13,214,053  15,876,148   14,898,168  26,541,761  20,457,963  21,843,059
                            ============  ===========  ==========  ==========  ===========  ==========  ==========  ==========
Change in units (note 5):
  Units purchased..........    1,008,601    1,057,306      57,100     128,216       80,149     134,793      59,177      52,468
  Units redeemed...........   (2,958,277)  (1,914,079)   (144,969)   (309,839)    (620,269)   (367,396)   (155,099)   (219,109)
                            ------------  -----------  ----------  ----------  -----------  ----------  ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........   (1,949,676)    (856,773)    (87,869)   (181,623)    (540,120)   (232,603)    (95,922)   (166,641)
                            ============  ===========  ==========  ==========  ===========  ==========  ==========  ==========

                            -----------------------
                            Federated Managed Tail
                                Risk Fund II --
                                Primary Shares
                            ----------------------

                            -----------------------
                               2015        2014
                            ----------  ----------
From Operations:
Increase (decrease) in
  net assets
  Net investment income
   (expense)...............     18,872      30,606
  Net realized gain
   (loss) on investments...    (90,356)     (7,502)
  Change in unrealized
   appreciation
   (depreciation)
   on investments..........   (472,061) (1,887,013)
  Capital gain
   distribution............     10,138   1,678,494
                            ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....   (533,407)   (185,415)
                            ----------  ----------
From capital
  transactions (note 4):
  Net premiums.............      3,395       2,970
  Death benefits...........   (102,567)    (84,887)
  Surrenders...............   (516,175) (1,148,974)
  Administrative expenses..    (11,478)    (14,164)
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (189,095)     12,311
                            ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (815,920) (1,232,744)
                            ----------  ----------
Increase (decrease) in
  net assets............... (1,349,327) (1,418,159)
Net assets at beginning
  of year..................  7,599,461   9,017,620
                            ----------  ----------
Net assets at end of year..  6,250,134   7,599,461
                            ==========  ==========
Change in units (note 5):
  Units purchased..........     10,288      25,441
  Units redeemed...........    (78,353)   (123,828)
                            ----------  ----------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (68,065)    (98,387)
                            ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Federated Insurance
                                Series (continued)                               Fidelity(R) Variable Insurance Products Fund
                             -----------------------  -------------------------------------------------------------------------
                                                                                      VIP Asset
                                                             VIP Asset               Manager/SM/             VIP Balanced
                                Federated Managed     Manager/SM/ Portfolio --      Portfolio --             Portfolio --
                                Volatility Fund II         Initial Class           Service Class 2         Service Class 2
                             -----------------------  ----------------------   ----------------------  -----------------------
                                                                               Year ended December 31,
                             --------------------------------------------------------------------------------------------------
                                 2015        2014        2015         2014        2015        2014        2015         2014
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   233,801     173,632     154,597      128,429     (55,215)    (76,935)   (433,600)    (520,214)
 Net realized gain
   (loss) on investments....     109,146     318,687     835,462    1,330,499     226,572     401,617   1,230,489    1,929,415
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,028,278)   (908,142) (5,216,966)  (1,532,400) (1,098,172)   (451,429) (4,150,941)  (5,372,543)
 Capital gain
   distribution.............      36,928     653,188   3,795,892    2,772,138     752,596     574,903   2,265,716   10,085,968
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (648,403)    237,365    (431,015)   2,698,666    (174,219)    448,156  (1,088,336)   6,122,626
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............         384         430      36,397       30,116         408         408     367,531      235,550
 Death benefits.............     (94,749)   (128,581)   (710,309)    (642,211)        424     (16,809)    (72,340)    (162,129)
 Surrenders.................    (936,522) (1,615,140) (5,572,407)  (5,963,885) (1,027,272) (1,499,499) (8,257,662)  (7,925,382)
 Administrative expenses....     (12,564)    (13,514)    (46,249)     (51,855)    (20,270)    (22,621)   (361,508)    (360,076)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (556,065)    602,785     (80,720)    (408,373)   (789,419)   (445,848)  3,275,962   (4,026,840)
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,599,516) (1,154,020) (6,373,288)  (7,036,208) (1,836,129) (1,984,369) (5,048,017) (12,238,877)
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  (2,247,919)   (916,655) (6,804,303)  (4,337,542) (2,010,348) (1,536,213) (6,136,353)  (6,116,251)
Net assets at beginning
 of year....................   8,657,090   9,573,745  56,246,217   60,583,759  10,984,847  12,521,060  75,562,506   81,678,757
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
Net assets at end of year... $ 6,409,171   8,657,090  49,441,914   56,246,217   8,974,499  10,984,847  69,426,153   75,562,506
                             ===========  ==========  ==========   ==========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............      11,979      64,796      37,217       25,321      35,357      25,869     737,413      755,591
 Units redeemed.............     (94,314)   (110,925)   (185,382)    (200,805)   (152,799)   (157,751) (1,093,606)  (1,590,196)
                             -----------  ----------  ----------   ----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (82,335)    (46,129)   (148,165)    (175,484)   (117,442)   (131,882)   (356,193)    (834,605)
                             ===========  ==========  ==========   ==========  ==========  ==========  ==========  ===========


                             ------------------------

                                 VIP Contrafund(R)
                                   Portfolio --
                                   Initial Class
                             ------------------------

                             ------------------------
                                 2015         2014
                             -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (542,446)    (680,750)
 Net realized gain
   (loss) on investments....   5,309,641    7,736,226
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (16,775,803)   3,309,442
 Capital gain
   distribution.............  11,300,879    2,548,582
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (707,729)  12,913,500
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      65,802       60,575
 Death benefits.............  (1,123,169)  (1,775,924)
 Surrenders................. (12,344,576) (15,501,147)
 Administrative expenses....    (162,935)    (175,964)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,561,386)  (1,693,969)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (16,126,264) (19,086,429)
                             -----------  -----------
Increase (decrease) in
 net assets................. (16,833,993)  (6,172,929)
Net assets at beginning
 of year.................... 130,449,427  136,622,356
                             -----------  -----------
Net assets at end of year... 113,615,434  130,449,427
                             ===========  ===========
Change in units (note 5):
 Units purchased............      57,431      111,158
 Units redeemed.............    (474,833)    (621,240)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (417,402)    (510,082)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Fidelity(R) Variable Insurance Products Fund (continued)
                             ----------------------------------------------------------------------------------------------------
                                                             VIP Dynamic
                                                               Capital
                                 VIP Contrafund(R)          Appreciation          VIP Equity-Income         VIP Equity-Income
                                    Portfolio --            Portfolio --            Portfolio --              Portfolio --
                                  Service Class 2          Service Class 2          Initial Class            Service Class 2
                             -------------------------  --------------------  ------------------------  ------------------------
                                                                               Year ended December 31,
                             ----------------------------------------------------------------------------------------------------
                                 2015          2014        2015       2014        2015         2014         2015         2014
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $ (2,158,975)  (2,702,581)   (28,245)   (35,959)   1,571,523    1,408,690    1,336,782    1,006,417
 Net realized gain
   (loss) on investments....   12,367,368   24,813,099    110,381    202,340      631,927    2,555,503    1,504,578    7,583,002
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (34,749,202)  (1,544,579)  (268,009)   (40,742) (16,176,467)   2,037,033  (20,462,178)    (999,406)
 Capital gain
   distribution.............   22,484,493    5,071,552    172,891    108,576    9,087,139    1,442,819   11,172,985    1,847,761
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (2,056,316)  25,637,491    (12,982)   234,215   (4,885,878)   7,444,045   (6,447,833)   9,437,774
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    1,249,850    1,743,938     11,612      6,368       36,336       48,486      501,862      623,941
 Death benefits.............     (646,112)    (674,892)     5,027         --   (1,001,357)  (1,304,874)    (493,242)    (246,159)
 Surrenders.................  (23,962,897) (31,774,996)  (332,214)  (410,624) (10,343,627) (14,124,996) (11,326,744) (15,276,950)
 Administrative expenses....   (1,510,982)  (1,627,934)   (10,502)    (8,801)    (104,432)    (116,381)    (668,239)    (765,623)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (9,293,836) (29,792,050)    45,042    493,667     (969,059)    (891,975)  (4,170,403) (17,734,991)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (34,163,977) (62,125,934)  (281,035)    80,610  (12,382,139) (16,389,740) (16,156,766) (33,399,782)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (36,220,293) (36,488,443)  (294,017)   314,825  (17,268,017)  (8,945,695) (22,604,599) (23,962,008)
Net assets at beginning
 of year....................  254,028,978  290,517,421  3,018,505  2,703,680  102,554,391  111,500,086  125,026,956  148,988,964
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Net assets at end of year... $217,808,685  254,028,978  2,724,488  3,018,505   85,286,374  102,554,391  102,422,357  125,026,956
                             ============  ===========  =========  =========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      853,490    1,041,879     10,434     34,890       47,769       97,334      628,354      781,585
 Units redeemed.............   (2,814,769)  (4,828,293)   (21,529)   (35,649)    (379,317)    (474,946)  (1,653,517)  (3,117,402)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,961,279)  (3,786,414)   (11,095)      (759)    (331,548)    (377,612)  (1,025,163)  (2,335,817)
                             ============  ===========  =========  =========  ===========  ===========  ===========  ===========

                             -----------------------


                                  VIP Growth &
                               Income Portfolio --
                                  Initial Class
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    127,794      65,191
 Net realized gain
   (loss) on investments....  1,304,219   1,617,336
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (3,441,040)    513,424
 Capital gain
   distribution.............  1,210,535       6,849
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (798,492)  2,202,800
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      3,022      13,665
 Death benefits.............   (442,033)   (328,847)
 Surrenders................. (2,539,876) (3,092,007)
 Administrative expenses....    (39,533)    (43,771)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (737,896)    137,296
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,756,316) (3,313,664)
                             ----------  ----------
Increase (decrease) in
 net assets................. (4,554,808) (1,110,864)
Net assets at beginning
 of year.................... 25,427,278  26,538,142
                             ----------  ----------
Net assets at end of year... 20,872,470  25,427,278
                             ==========  ==========
Change in units (note 5):
 Units purchased............     22,501      66,620
 Units redeemed.............   (195,253)   (233,584)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (172,752)   (166,964)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             Fidelity(R) Variable Insurance Products Fund (continued)
                             -------------------------------------------------------------------------------------------------
                                                            VIP Growth              VIP Growth
                                   VIP Growth &            Opportunities           Opportunities             VIP Growth
                               Income Portfolio --         Portfolio --            Portfolio --             Portfolio --
                                 Service Class 2           Initial Class          Service Class 2          Initial Class
                             -----------------------  ----------------------  ----------------------  -----------------------
                                                                              Year ended December 31,
                             -------------------------------------------------------------------------------------------------
                                 2015        2014        2015        2014        2015        2014        2015         2014
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $    34,472     (13,933)   (139,179)   (139,068)   (823,173)   (482,967)   (699,521)    (807,422)
 Net realized gain
   (loss) on investments....     951,534   1,344,216     723,495   1,118,673   2,375,929   3,164,386   4,598,131    5,981,537
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (2,498,746)    137,472  (1,220,802)     98,723  (6,555,426)   (292,252) (2,318,542)   1,263,901
 Capital gain
   distribution.............     871,025       5,030   1,088,185      10,378   5,186,540      18,690   2,008,962           --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (641,715)  1,472,785     451,699   1,088,706     183,870   2,407,857   3,589,030    6,438,016
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      14,394      66,052      50,350       1,240     211,463     162,787      60,261       29,253
 Death benefits.............     (96,831)    (57,147)     30,270    (332,298)    (94,798)    (55,566)   (407,551)    (795,472)
 Surrenders.................  (1,987,570) (2,385,913)   (698,894) (1,366,706) (5,518,456) (3,292,194) (7,845,338)  (9,618,288)
 Administrative expenses....     (57,723)    (66,576)    (17,746)    (16,598)   (367,208)   (192,344)    (72,523)     (77,739)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (284,736)   (442,419)     32,356    (209,668) 32,551,890  (3,580,654)    292,667     (216,017)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,412,466) (2,886,003)   (603,664) (1,924,030) 26,782,891  (6,957,971) (7,972,484) (10,678,263)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  (3,054,181) (1,413,218)   (151,965)   (835,324) 26,966,761  (4,550,114) (4,383,454)  (4,240,247)
Net assets at beginning
 of year....................  18,025,236  19,438,454  11,009,066  11,844,390  26,078,710  30,628,824  65,295,689   69,535,936
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
Net assets at end of year... $14,971,055  18,025,236  10,857,101  11,009,066  53,045,471  26,078,710  60,912,235   65,295,689
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............      69,753     100,935      51,710      45,640   2,406,344     510,917      49,623       93,334
 Units redeemed.............    (213,367)   (286,164)    (90,273)   (167,334)   (825,102)   (989,552)   (245,150)    (389,524)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (143,614)   (185,229)    (38,563)   (121,694)  1,581,242    (478,635)   (195,527)    (296,190)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ===========

                             -----------------------

                                   VIP Growth
                                  Portfolio --
                                 Service Class 2
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (369,912)   (387,411)
 Net realized gain
   (loss) on investments....  1,805,958   1,741,171
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (936,548)    864,475
 Capital gain
   distribution.............    774,408          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,273,906   2,218,235
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    260,313     183,478
 Death benefits.............      4,710     (57,135)
 Surrenders................. (2,483,440) (2,535,025)
 Administrative expenses....    (80,884)    (79,656)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (559,830)    (41,450)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,859,131) (2,529,788)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,585,225)   (311,553)
Net assets at beginning
 of year.................... 24,951,570  25,263,123
                             ----------  ----------
Net assets at end of year... 23,366,345  24,951,570
                             ==========  ==========
Change in units (note 5):
 Units purchased............    133,397     151,686
 Units redeemed.............   (333,575)   (339,937)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (200,178)   (188,251)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                            Fidelity(R) Variable Insurance Products Fund (continued)
                             -----------------------------------------------------------------------------------------------
                                    VIP Growth           VIP Investment Grade       VIP Mid Cap           VIP Mid Cap
                                Stock Portfolio --         Bond Portfolio --       Portfolio --          Portfolio --
                                  Service Class 2           Service Class 2        Initial Class        Service Class 2
                             ------------------------  ------------------------  ----------------  ------------------------
                             Period from
                              January 1
                             to April 24,                                           Year ended December 31,
                             ------------  ---------------------------------------------------------------------------------
                                 2015         2014         2015         2014       2015     2014       2015         2014
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (133,671)   (482,334)   1,107,841       74,495      (50)    (129)  (2,018,509)  (2,952,051)
 Net realized gain
   (loss) on investments....    5,659,138   2,700,055     (679,679)    (844,618)   1,655    2,717    4,857,814    7,155,782
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (7,215,646) (1,916,522)  (5,087,799)   5,037,754   (4,191)  (2,302) (25,555,353)    (579,587)
 Capital gain
   distribution.............    3,864,107   3,591,233       76,717       46,378    2,852      631   21,207,794    4,350,703
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    2,173,928   3,892,432   (4,582,920)   4,314,009      266      917   (1,508,254)   7,974,847
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       69,371     265,087      560,208      655,076      240      240      632,556    1,026,731
 Death benefits.............      (16,594)    (74,169)    (282,798)    (365,261)      --       --     (540,565)    (475,087)
 Surrenders.................   (1,523,168) (4,591,228) (15,972,946) (13,502,464)  (1,460) (18,382) (16,765,211) (21,143,075)
 Administrative expenses....      (85,750)   (283,399)  (1,035,939)    (798,610)      --       --     (668,754)    (883,081)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (37,404,948) (2,991,072)  58,397,459  (11,474,985) (13,303)  12,050  (39,900,826)   2,501,755
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (38,961,089) (7,674,781)  41,665,984  (25,486,244) (14,523)  (6,092) (57,242,800) (18,972,757)
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
Increase (decrease) in
 net assets.................  (36,787,161) (3,782,349)  37,083,064  (21,172,235) (14,257)  (5,175) (58,751,054) (10,997,910)
Net assets at beginning
 of year....................   36,787,161  40,569,510   98,976,710  120,148,945   24,587   29,762  178,781,410  189,779,320
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
Net assets at end of year... $         --  36,787,161  136,059,774   98,976,710   10,330   24,587  120,030,356  178,781,410
                             ============  ==========  ===========  ===========  =======  =======  ===========  ===========
Change in units (note 5):
 Units purchased............       52,703     223,978    6,047,347    1,234,025        8      358      413,130    1,609,914
 Units redeemed.............   (2,372,658)   (728,487)  (2,795,286)  (3,292,069)    (381)    (539)  (3,431,989)  (2,130,699)
                             ------------  ----------  -----------  -----------  -------  -------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (2,319,955)   (504,509)   3,252,061   (2,058,044)    (373)    (181)  (3,018,859)    (520,785)
                             ============  ==========  ===========  ===========  =======  =======  ===========  ===========

                             -----------------------
                                  VIP Overseas
                                  Portfolio --
                                  Initial Class
                             ----------------------



                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (12,347)    (25,288)
 Net realized gain
   (loss) on investments....    499,035     798,131
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     27,298  (3,059,391)
 Capital gain
   distribution.............     19,860       6,396
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    533,846  (2,280,152)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     69,120       3,546
 Death benefits.............    (79,791)   (209,056)
 Surrenders................. (2,247,808) (3,524,048)
 Administrative expenses....    (25,910)    (27,756)
 Transfers between
   subaccounts
   (including fixed
   account), net............     70,995     368,105
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,213,394) (3,389,209)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,679,548) (5,669,361)
Net assets at beginning
 of year.................... 20,923,206  26,592,567
                             ----------  ----------
Net assets at end of year... 19,243,658  20,923,206
                             ==========  ==========
Change in units (note 5):
 Units purchased............     47,385      62,510
 Units redeemed.............   (143,931)   (183,974)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (96,546)   (121,464)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Fidelity(R) Variable Insurance
                             Products Fund (continued)
                             -------------------------------

                                    VIP Value
                             Strategies Portfolio --
                                 Service Class 2
                             -------------------------------

                             --------------------------------
                                 2015            2014
                               -----------      ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (80,116)        (82,258)
 Net realized gain
   (loss) on investments....   1,211,173       1,151,114
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,294,144)       (620,979)
 Capital gain
   distribution.............       5,662              --
                               -----------      ----------
    Increase (decrease)
     in net assets from
     operations.............    (157,425)        447,877
                               -----------      ----------
From capital
 transactions (note 4):
 Net premiums...............     759,564         308,368
 Death benefits.............    (249,016)       (187,190)
 Surrenders.................    (333,409)     (1,000,391)
 Administrative expenses....     (29,443)        (42,762)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (5,136,351)     (3,815,586)
                               -----------      ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,988,655)     (4,737,561)
                               -----------      ----------
Increase (decrease) in
 net assets.................  (5,146,080)     (4,289,684)
Net assets at beginning
 of year....................   8,128,660      12,418,344
                               -----------      ----------
Net assets at end of year... $ 2,982,580       8,128,660
                               ===========      ==========
Change in units (note 5):
 Units purchased............      55,799          73,664
 Units redeemed.............    (321,413)       (339,197)
                               -----------      ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (265,614)       (265,533)
                               ===========      ==========

                                                 Franklin Templeton Variable Insurance Products Trust
                             --------------------------------------------------------------------------------------------
                                 Franklin Founding                                Franklin Large
                                 Funds Allocation           Franklin Income         Cap Growth         Franklin Mutual
                                    VIP Fund --               VIP Fund --           VIP Fund --      Shares VIP Fund --
                                  Class 2 Shares            Class 2 Shares        Class 2 Shares       Class 2 Shares
                             ------------------------  ------------------------  ----------------  ----------------------
                                            Year ended December 31,
                             ---------------------------------------------------------------------------------------------
                                 2015         2014         2015         2014       2015     2014      2015        2014
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     936,022      961,401   10,526,090   14,542,020   (3,272)  (1,197)    268,448      82,992
 Net realized gain
   (loss) on investments....    (674,951)     228,191    1,176,497    9,765,322   16,965   12,316     960,509   1,302,279
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (7,350,988)     121,232  (47,013,742)  (9,888,598) (65,347)  15,540  (3,548,213)   (349,360)
 Capital gain
   distribution.............     144,764       91,755           --           --   63,963       --   1,221,621     106,261
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (6,945,153)   1,402,579  (35,311,155)  14,418,744   12,309   26,659  (1,097,635)  1,142,172
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     151,973      276,487      690,052      742,350       --       --      33,017      39,082
 Death benefits.............    (107,110)    (534,773)    (715,731)  (1,978,092)      --       --       6,981     (27,710)
 Surrenders.................  (8,419,509) (12,649,950) (46,799,652) (58,066,798) (51,686) (24,443) (1,795,786) (2,184,152)
 Administrative expenses....    (553,072)    (596,788)  (1,378,820)  (1,531,083)  (1,061)  (1,003)    (82,697)    (90,776)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,778,392)  (2,510,363) (11,901,840) (22,149,429)  (6,689) (26,568)   (815,017)   (463,977)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (11,706,110) (16,015,387) (60,105,991) (82,983,052) (59,436) (52,014) (2,653,502) (2,727,533)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in
 net assets................. (18,651,263) (14,612,808) (95,417,146) (68,564,308) (47,127) (25,355) (3,751,137) (1,585,361)
Net assets at beginning
 of year....................  97,684,654  112,297,462  443,304,333  511,868,641  265,851  291,206  19,990,644  21,576,005
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
Net assets at end of year...  79,033,391   97,684,654  347,887,187  443,304,333  218,724  265,851  16,239,507  19,990,644
                             ===========  ===========  ===========  ===========  =======  =======  ==========  ==========
Change in units (note 5):
 Units purchased............     252,526      402,635    1,232,156    1,376,588      390       86      44,488      78,940
 Units redeemed.............  (1,287,066)  (1,770,140)  (5,474,877)  (7,020,845)  (3,175)  (2,995)   (195,500)   (248,551)
                             -----------  -----------  -----------  -----------  -------  -------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,034,540)  (1,367,505)  (4,242,721)  (5,644,257)  (2,785)  (2,909)   (151,012)   (169,611)
                             ===========  ===========  ===========  ===========  =======  =======  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                            Franklin Templeton Variable Insurance Products Trust (continued)
                             ---------------------------------------------------------------------------------------------
                                Templeton Foreign       Templeton Foreign      Templeton Global        Templeton Growth
                                   VIP Fund --             VIP Fund --         Bond VIP Fund --           VIP Fund --
                                  Class 1 Shares         Class 2 Shares         Class 1 Shares          Class 2 Shares
                             -----------------------  --------------------  ----------------------  ----------------------
                                                                            Year ended December 31,
                             ----------------------------------------------------------------------------------------------
                                 2015        2014        2015       2014       2015        2014        2015        2014
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   178,892      71,847     15,857        412     550,136     376,195     112,375     (41,051)
 Net realized gain
   (loss) on investments....      22,102     399,275     19,106     46,773     (56,275)    136,204     319,011   1,067,739
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,098,736) (1,765,275)  (158,546)  (235,412)   (980,001)   (435,509) (1,253,945) (1,415,299)
 Capital gain
   distribution.............     285,957          --     39,083         --      41,905          --          --          --
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (611,785) (1,294,153)   (84,500)  (188,227)   (444,235)     76,890    (822,559)   (388,611)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       3,756       7,208         --     33,548       1,100       1,080       5,815      63,379
 Death benefits.............     (85,562)   (105,058)    (2,487)    (5,292)    (42,332)   (182,467)      2,064       4,933
 Surrenders.................  (1,039,295) (1,312,659)  (167,407)  (122,411) (1,159,303) (1,831,754)   (870,199) (1,473,901)
 Administrative expenses....     (15,012)    (17,387)    (2,238)    (2,512)    (13,696)    (15,365)    (56,571)    (61,777)
 Transfers between
   subaccounts
   (including fixed
   account), net............     185,116     211,911     16,197     85,860    (526,990)    869,665    (544,858) (3,709,176)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (950,997) (1,215,985)  (155,935)   (10,807) (1,741,221) (1,158,841) (1,463,749) (5,176,542)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,562,782) (2,510,138)  (240,435)  (199,034) (2,185,456) (1,081,951) (2,286,308) (5,565,153)
Net assets at beginning
 of year....................   8,977,938  11,488,076  1,341,879  1,540,913   9,653,455  10,735,406  11,802,348  17,367,501
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $ 7,415,156   8,977,938  1,101,444  1,341,879   7,467,999   9,653,455   9,516,040  11,802,348
                             ===========  ==========  =========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      65,170      83,089     14,328     22,272      15,553      64,029      84,829     144,397
 Units redeemed.............    (131,501)   (160,728)   (24,214)   (20,403)   (109,899)   (126,324)   (213,469)   (561,460)
                             -----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (66,331)    (77,639)    (9,886)     1,869     (94,346)    (62,295)   (128,640)   (417,063)
                             ===========  ==========  =========  =========  ==========  ==========  ==========  ==========

                              GE Investments Funds,
                                      Inc.
                             ----------------------
                                   Core Value
                                 Equity Fund --
                                 Class 1 Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (87,594)   (111,854)
 Net realized gain
   (loss) on investments....    227,834     730,035
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (2,108,295) (1,579,683)
 Capital gain
   distribution.............  1,150,233   2,384,111
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (817,822)  1,422,609
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     29,269      58,703
 Death benefits.............    (33,838)   (111,841)
 Surrenders................. (1,010,137) (1,747,539)
 Administrative expenses....    (42,898)    (47,720)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (486,376)   (436,439)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,543,980) (2,284,836)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,361,802)   (862,227)
Net assets at beginning
 of year.................... 14,780,653  15,642,880
                             ----------  ----------
Net assets at end of year... 12,418,851  14,780,653
                             ==========  ==========
Change in units (note 5):
 Units purchased............     25,119      24,762
 Units redeemed.............   (112,245)   (157,727)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (87,126)   (132,965)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        GE Investments Funds, Inc. (continued)
                             ----------------------------------------------------------------------------------------------------
                                  Income Fund --       Premier Growth Equity   Real Estate Securities
                                  Class 1 Shares      Fund -- Class 1 Shares   Fund -- Class 1 Shares     S&P 500(R) Index Fund
                             -----------------------  ----------------------  ------------------------  ------------------------
                                                                               Year ended December 31,
                             ----------------------------------------------------------------------------------------------------
                                 2015        2014        2015        2014         2015         2014         2015         2014
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   158,558     196,105    (344,791)   (354,943)      81,190       40,789    1,021,510      187,979
 Net realized gain
   (loss) on investments....      16,888       3,588   1,324,190   2,224,486    2,373,105    4,399,216   10,598,772   11,225,481
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (651,829)    847,688  (4,814,147) (2,395,957)  (8,178,348)   8,937,471  (12,141,016)   6,799,540
 Capital gain
   distribution.............          --          --   4,430,643   4,421,832    7,705,849    7,673,631           --           --
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (476,383)  1,047,381     595,895   3,895,418    1,981,796   21,051,107     (520,734)  18,213,000
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      15,389     122,683      69,952      29,946      663,823      524,208      396,768      609,693
 Death benefits.............    (381,868)   (282,194)   (384,874)   (245,466)    (426,233)    (547,923)  (1,296,338)  (1,863,150)
 Surrenders.................  (2,990,635) (3,798,447) (2,442,141) (3,327,458)  (9,009,821)  (9,432,032) (18,461,274) (18,764,795)
 Administrative expenses....     (66,124)    (74,383)    (75,872)    (77,988)    (289,382)    (354,207)    (335,672)    (345,772)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (225,828)    868,232    (561,448) (1,376,006)  (3,036,666) (20,304,111)      94,259   (1,934,641)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,649,066) (3,164,109) (3,394,383) (4,996,972) (12,098,279) (30,114,065) (19,602,257) (22,298,665)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (4,125,449) (2,116,728) (2,798,488) (1,101,554) (10,116,483)  (9,062,958) (20,122,991)  (4,085,665)
Net assets at beginning
 of year....................  28,535,165  30,651,893  33,757,568  34,859,122   73,692,372   82,755,330  165,497,643  169,583,308
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year... $24,409,716  28,535,165  30,959,080  33,757,568   63,575,889   73,692,372  145,374,652  165,497,643
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      61,046     205,063      48,741      50,370      367,942      268,132      430,504      466,018
 Units redeemed.............    (311,340)   (430,600)   (226,966)   (334,887)    (753,694)  (1,906,475)  (1,255,513)  (1,500,998)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (250,294)   (225,537)   (178,225)   (284,517)    (385,752)  (1,638,343)    (825,009)  (1,034,980)
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========

                             -----------------------
                                Small-Cap Equity
                             Fund -- Class 1 Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (562,356)   (612,034)
 Net realized gain
   (loss) on investments....    581,914   1,934,954
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (5,988,053) (6,122,659)
 Capital gain
   distribution.............  3,940,410   5,569,249
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations............. (2,028,085)    769,510
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     91,368      77,575
 Death benefits.............   (301,584)   (131,710)
 Surrenders................. (3,562,234) (5,201,536)
 Administrative expenses....    (91,873)    (97,418)
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,618,753  (1,694,071)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,245,570) (7,047,160)
                             ----------  ----------
Increase (decrease) in
 net assets................. (4,273,655) (6,277,650)
Net assets at beginning
 of year.................... 37,546,424  43,824,074
                             ----------  ----------
Net assets at end of year... 33,272,769  37,546,424
                             ==========  ==========
Change in units (note 5):
 Units purchased............    187,055      80,398
 Units redeemed.............   (275,151)   (353,055)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (88,096)   (272,657)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                             --------------------------------------------------------------------------------

                                 Total Return Fund --         Total Return Fund --       U.S. Equity Fund --
                                    Class 1 Shares               Class 3 Shares            Class 1 Shares
                             ----------------------------  --------------------------  ----------------------
                                                                                  Year ended December 31,
                             ---------------------------------------------------------------------------------
                                  2015           2014          2015          2014         2015        2014
                             -------------  -------------  ------------  ------------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $     284,066       (145,715)   (4,064,678)   (5,121,092)   (142,488)   (179,348)
 Net realized gain
   (loss) on investments....    24,192,249     38,582,729    15,297,078    22,877,395   1,156,547   1,727,389
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (72,063,908)   (30,059,305)  (60,581,369)  (14,223,234) (4,745,033)   (650,273)
 Capital gain
   distribution.............    25,604,587     26,324,923    24,379,896    25,348,308   2,643,931   2,152,498
                             -------------  -------------  ------------  ------------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (21,983,006)    34,702,632   (24,969,073)   28,881,377  (1,087,043)  3,050,266
                             -------------  -------------  ------------  ------------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     7,120,520     10,769,811     3,426,248     5,603,877     380,873      98,323
 Death benefits.............      (795,241)    (1,159,110)   (1,368,972)   (2,989,594)   (131,656)   (263,746)
 Surrenders.................  (118,248,632)  (158,406,843)  (82,833,209) (107,354,982) (1,693,544) (2,883,719)
 Administrative expenses....      (493,208)      (564,859)   (3,558,114)   (3,772,974)    (84,143)    (75,119)
 Transfers between
   subaccounts
   (including fixed
   account), net............     3,284,782     11,656,500   (24,994,431)  (25,904,586)   (623,700)  1,053,121
                             -------------  -------------  ------------  ------------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (109,131,779)  (137,704,501) (109,328,478) (134,418,259) (2,152,170) (2,071,140)
                             -------------  -------------  ------------  ------------  ----------  ----------
Increase (decrease) in
 net assets.................  (131,114,785)  (103,001,869) (134,297,551) (105,536,882) (3,239,213)    979,126
Net assets at beginning
 of year....................   922,904,285  1,025,906,154   883,287,351   988,824,233  30,272,612  29,293,486
                             -------------  -------------  ------------  ------------  ----------  ----------
Net assets at end of year... $ 791,789,500    922,904,285   748,989,800   883,287,351  27,033,399  30,272,612
                             =============  =============  ============  ============  ==========  ==========
Change in units (note 5):
 Units purchased............     8,255,163      9,959,632     1,807,568     2,722,542     106,516     138,540
 Units redeemed.............   (15,413,348)   (18,879,209)  (11,209,610)  (14,381,773)   (218,980)   (284,064)
                             -------------  -------------  ------------  ------------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (7,158,185)    (8,919,577)   (9,402,042)  (11,659,231)   (112,464)   (145,524)
                             =============  =============  ============  ============  ==========  ==========

                                  Goldman Sachs Variable Insurance Trust
                             -----------------------------------------------
                               Goldman Sachs Large      Goldman Sachs Mid
                                Cap Value Fund --       Cap Value Fund --
                              Institutional Shares     Institutional Shares
                             ----------------------  -----------------------

                             ------------------------------------------------
                                2015        2014         2015        2014
                             ----------  ----------  -----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     (9,508)    (14,126)    (617,901)   (290,956)
 Net realized gain
   (loss) on investments....     27,195     444,670      992,940   3,573,681
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,559,164) (1,171,722)  (9,270,579) (6,450,455)
 Capital gain
   distribution.............  1,012,068   1,865,941    3,433,814   9,805,911
                             ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (529,409)  1,124,763   (5,461,726)  6,638,181
                             ----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      8,100       2,739      329,519     136,440
 Death benefits.............   (161,060)   (207,497)    (373,270)   (851,803)
 Surrenders................. (1,097,873) (1,235,994)  (5,674,191) (8,256,344)
 Administrative expenses....    (15,095)    (16,332)    (104,224)   (105,693)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (213,385)   (686,137)  (5,572,653)  1,801,707
                             ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,479,313) (2,143,221) (11,394,819) (7,275,693)
                             ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets................. (2,008,722) (1,018,458) (16,856,545)   (637,512)
Net assets at beginning
 of year.................... 10,330,801  11,349,259   59,983,245  60,620,757
                             ----------  ----------  -----------  ----------
Net assets at end of year...  8,322,079  10,330,801   43,126,700  59,983,245
                             ==========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............     10,835      34,945      249,920     237,101
 Units redeemed.............   (101,710)   (176,090)    (698,707)   (397,634)
                             ----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (90,875)   (141,145)    (448,787)   (160,533)
                             ==========  ==========  ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Goldman Sachs
                                 Variable Insurance
                                 Trust (continued)                               JPMorgan Insurance Trust
                             -------------------------  ---------------------------------------------------------------
                                                              JPMorgan             JPMorgan            JPMorgan
                                Goldman Sachs Money        Insurance Trust     Insurance Trust      Insurance Trust
                                   Market Fund --             Core Bond        Intrepid Mid Cap      Mid Cap Value
                                   Service Shares       Portfolio -- Class 1  Portfolio -- Class 1 Portfolio -- Class 1
                             -------------------------  --------------------  -------------------  -------------------
                                                                    Year ended December 31,
                             ------------------------------------------------------------------------------------------
                                 2015          2014        2015       2014      2015       2014      2015       2014
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $ (2,363,935)  (2,706,713)    93,894     68,586    (4,922)   (5,642)     (735)      (993)
 Net realized gain
   (loss) on investments....           --           --    (18,683)    (1,711)   22,146    50,598     6,073      9,972
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........           --           --   (122,345)    36,035  (105,153)  (46,593)  (17,706)    (1,579)
 Capital gain
   distribution.............           --           --         --         --    58,796    60,634     8,076      5,690
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
    Increase (decrease)
     in net assets from
     operations.............   (2,363,935)  (2,706,713)   (47,134)   102,910   (29,133)   58,997    (4,292)    13,090
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
From capital
 transactions (note 4):
 Net premiums...............      498,839    1,424,905         --     76,681        --    14,378        --         --
 Death benefits.............  (96,339,842) (96,987,468)    (5,631)   (11,929)   (1,039)   (2,343)       --         --
 Surrenders.................  (61,153,263) (69,913,760)  (595,319)  (368,285)  (49,867)  (42,076)   (9,090)    (7,950)
 Administrative expenses....     (364,876)    (432,621)    (5,723)    (5,172)     (378)     (425)     (375)      (381)
 Transfers between
   subaccounts
   (including fixed
   account), net............  140,727,446  153,923,342  1,333,256   (153,890)    6,153   (54,228)    2,571    (12,135)
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (16,631,696) (11,985,602)   726,583   (462,595)  (45,131)  (84,694)   (6,894)   (20,466)
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
Increase (decrease) in
 net assets.................  (18,995,631) (14,692,315)   679,449   (359,685)  (74,264)  (25,697)  (11,186)    (7,376)
Net assets at beginning
 of year....................  158,167,894  172,860,209  3,179,487  3,539,172   439,147   464,844   107,750    115,126
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
Net assets at end of year... $139,172,263  158,167,894  3,858,936  3,179,487   364,883   439,147    96,564    107,750
                             ============  ===========  =========  =========  ========   =======    =======   =======
Change in units (note 5):
 Units purchased............   22,535,936   25,634,012    133,574     34,709     2,752     4,224       227         89
 Units redeemed.............  (24,274,787) (26,876,843)   (80,689)   (68,652)   (5,417)   (9,559)     (474)      (919)
                             ------------  -----------  ---------  ---------  --------   -------    -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,738,851)  (1,242,831)    52,885    (33,943)   (2,665)   (5,335)     (247)      (830)
                             ============  ===========  =========  =========  ========   =======    =======   =======



                             --------------------
                                 JPMorgan
                             Insurance Trust
                              Small Cap Core
                             Portfolio -- Class 1
                             -------------------

                             --------------------
                              2015       2014
                              ------    -------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (104)      (138)
 Net realized gain
   (loss) on investments....     46     18,106
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,258)   (17,745)
 Capital gain
   distribution.............    788        597
                              ------    -------
    Increase (decrease)
     in net assets from
     operations.............   (528)       820
                              ------    -------
From capital
 transactions (note 4):
 Net premiums...............     --         --
 Death benefits.............     --         --
 Surrenders.................     --     (1,679)
 Administrative expenses....    (12)       (14)
 Transfers between
   subaccounts
   (including fixed
   account), net............     --    (37,731)
                              ------    -------
    Increase (decrease)
     in net assets from
     capital transactions...    (12)   (39,424)
                              ------    -------
Increase (decrease) in
 net assets.................   (540)   (38,604)
Net assets at beginning
 of year....................  7,933     46,537
                              ------    -------
Net assets at end of year...  7,393      7,933
                              ======    =======
Change in units (note 5):
 Units purchased............     --         --
 Units redeemed.............     --     (1,559)
                              ------    -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     --     (1,559)
                              ======    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    JPMorgan
                                Insurance Trust
                                  (continued)                                              Janus Aspen Series
                             ---------------------  ---------------------------------------------------------------------------
                               JPMorgan Insurance
                               Trust U.S. Equity      Balanced Portfolio --     Balanced Portfolio --   Enterprise Portfolio --
                              Portfolio -- Class 1    Institutional Shares         Service Shares        Institutional Shares
                             ---------------------  ------------------------  ------------------------  ----------------------
                                                                             Year ended December 31,
                             --------------------------------------------------------------------------------------------------
                                2015        2014        2015         2014         2015         2014        2015        2014
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (8,857)   (12,792)     129,006      288,830     (513,411)    (377,531)   (402,499)   (662,476)
 Net realized gain
   (loss) on investments....    121,243    170,067    2,740,209    2,935,394    3,287,226    3,957,331   3,463,218   4,072,347
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (179,600)    (6,539)  (6,445,565)     688,732   (8,518,799)   1,337,356  (6,988,545) (1,645,537)
 Capital gain
   distribution.............     59,012         --    2,951,694    2,563,275    4,101,244    3,421,856   5,346,662   3,565,790
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     (8,202)   150,736     (624,656)   6,476,231   (1,643,740)   8,339,012   1,418,836   5,330,124
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         --     43,133       15,703       58,629      387,665      797,500      53,690      12,183
 Death benefits.............     (3,076)    (6,956)  (1,578,680)  (1,304,565)    (141,724)    (252,048)   (190,879)   (787,777)
 Surrenders.................   (161,432)  (129,184) (11,115,285) (12,642,658) (11,991,575) (15,922,981) (5,531,900) (5,945,515)
 Administrative expenses....     (1,164)    (1,267)    (123,162)    (135,170)    (509,069)    (530,678)    (72,386)    (76,534)
 Transfers between
   subaccounts
   (including fixed
   account), net............     38,324   (145,036)   1,073,605      792,113   (4,013,985)     682,724    (716,516)   (885,803)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (127,348)  (239,310) (11,727,819) (13,231,651) (16,268,688) (15,225,483) (6,457,991) (7,683,446)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................   (135,550)   (88,574) (12,352,475)  (6,755,420) (17,912,428)  (6,886,471) (5,039,155) (2,353,322)
Net assets at beginning
 of year....................  1,293,716  1,382,290   93,336,614  100,092,034  132,960,032  139,846,503  51,555,400  53,908,722
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of year... $1,158,166  1,293,716   80,984,139   93,336,614  115,047,604  132,960,032  46,516,245  51,555,400
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     10,882     10,120      155,277      130,336      450,270      599,326      32,929      32,175
 Units redeemed.............    (17,828)   (23,716)    (497,876)    (576,494)  (1,361,308)  (1,521,527)   (200,190)   (265,568)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (6,946)   (13,596)    (342,599)    (446,158)    (911,038)    (922,201)   (167,261)   (233,393)
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========



                             -----------------------

                             Enterprise Portfolio --
                                Service Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ---------   ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (51,526)    (72,693)
 Net realized gain
   (loss) on investments....   282,204     329,184
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (668,127)   (114,807)
 Capital gain
   distribution.............   551,666     337,835
                             ---------   ---------
    Increase (decrease)
     in net assets from
     operations.............   114,217     479,519
                             ---------   ---------
From capital
 transactions (note 4):
 Net premiums...............       847         847
 Death benefits.............  (114,121)     16,708
 Surrenders.................  (417,763)   (491,343)
 Administrative expenses....    (7,646)     (7,434)
 Transfers between
   subaccounts
   (including fixed
   account), net............   289,635     (84,612)
                             ---------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (249,048)   (565,834)
                             ---------   ---------
Increase (decrease) in
 net assets.................  (134,831)    (86,315)
Net assets at beginning
 of year.................... 4,892,915   4,979,230
                             ---------   ---------
Net assets at end of year... 4,758,084   4,892,915
                             =========   =========
Change in units (note 5):
 Units purchased............    27,069       8,354
 Units redeemed.............   (46,739)    (58,460)
                             ---------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (19,670)    (50,106)
                             =========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          Janus Aspen Series (continued)
                             --------------------------------------------------------------------------------------------------
                                     Flexible                                                               Global Research
                                Bond Portfolio --        Forty Portfolio --       Forty Portfolio --         Portfolio --
                               Institutional Shares     Institutional Shares        Service Shares       Institutional Shares
                             -----------------------  -----------------------  -----------------------  ----------------------
                                                                             Year ended December 31,
                             --------------------------------------------------------------------------------------------------
                                 2015        2014        2015         2014        2015         2014        2015        2014
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   149,444     352,641    (577,373)    (518,700)   (801,123)    (833,928)   (381,485)   (184,277)
 Net realized gain
   (loss) on investments....     (58,917)    (58,540)  1,222,856    2,226,926   1,059,380    2,788,947   2,111,063   2,452,450
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (352,315)    257,493  (4,411,695) (11,151,122) (4,701,744) (14,394,658) (3,302,145)    897,096
 Capital gain
   distribution.............      81,418          --   7,770,162   12,026,202   9,314,937   15,616,530          --          --
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (180,370)    551,594   4,003,950    2,583,306   4,871,450    3,176,891  (1,572,567)  3,165,269
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       1,809      12,858      20,189       73,519     218,084      252,811      15,211      48,509
 Death benefits.............     574,552    (284,506)   (257,738)    (723,460)    (61,494)    (194,807)   (382,765)   (645,728)
 Surrenders.................  (3,333,710) (2,090,555) (4,098,950)  (5,458,168) (5,519,947)  (6,296,202) (4,699,154) (6,509,903)
 Administrative expenses....     (24,301)    (27,992)    (61,206)     (62,887)   (296,030)    (299,261)    (61,558)    (70,322)
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,179,652   3,747,673  (1,178,211)    (750,763)  1,879,418   (3,293,965)   (648,541)   (906,718)
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,601,998)  1,357,478  (5,575,916)  (6,921,759) (3,779,969)  (9,831,424) (5,776,807) (8,084,162)
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,782,368)  1,909,072  (1,571,966)  (4,338,453)  1,091,481   (6,654,533) (7,349,374) (4,918,893)
Net assets at beginning
 of year....................  18,246,786  16,337,714  38,852,523   43,190,976  47,635,381   54,289,914  52,706,380  57,625,273
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
Net assets at end of year... $16,464,418  18,246,786  37,280,557   38,852,523  48,726,862   47,635,381  45,357,006  52,706,380
                             ===========  ==========  ==========  ===========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     104,323     173,643      39,696       34,195     455,834      324,262      28,148      29,090
 Units redeemed.............    (172,209)   (124,969)   (218,448)    (291,037)   (831,630)    (924,786)   (246,114)   (333,997)
                             -----------  ----------  ----------  -----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (67,886)     48,674    (178,752)    (256,842)   (375,796)    (600,524)   (217,966)   (304,907)
                             ===========  ==========  ==========  ===========  ==========  ===========  ==========  ==========

                             ---------------------
                                Global Research
                                 Portfolio --
                                Service Shares
                             --------------------

                             ---------------------
                                2015       2014
                             ---------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (45,514)   (29,564)
 Net realized gain
   (loss) on investments....   269,404    255,616
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (362,217)    32,870
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  (138,327)   258,922
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   (21,254)    10,217
 Death benefits.............   (16,597)   (82,296)
 Surrenders.................  (447,547)  (436,222)
 Administrative expenses....    (6,455)    (7,063)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (185,368)  (188,798)
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (677,221)  (704,162)
                             ---------  ---------
Increase (decrease) in
 net assets.................  (815,548)  (445,240)
Net assets at beginning
 of year.................... 4,619,206  5,064,446
                             ---------  ---------
Net assets at end of year... 3,803,658  4,619,206
                             =========  =========
Change in units (note 5):
 Units purchased............     9,522     12,310
 Units redeemed.............   (83,442)   (95,936)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (73,920)   (83,626)
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        Janus Aspen Series (continued)
                             ----------------------------------------------------------------------------------------------
                                Global Technology
                                  Portfolio --         Janus Portfolio --     Janus Portfolio --    Overseas Portfolio --
                                 Service Shares       Institutional Shares      Service Shares       Institutional Shares
                             ----------------------  ----------------------  --------------------  -----------------------
                                                                            Year ended December 31,
                             ----------------------------------------------------------------------------------------------
                                 2015        2014       2015        2014        2015       2014       2015         2014
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (89,651)   (94,653)   (402,420)   (541,806)   (47,372)   (57,834)   (263,631)     658,956
 Net realized gain
   (loss) on investments....     439,122    530,748   2,371,484   3,193,212    247,829    254,720  (1,471,712)    (625,221)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,005,169)  (374,237) (9,118,331)   (848,995)  (823,343)   (70,840) (1,971,347)  (9,267,409)
 Capital gain
   distribution.............     846,737    404,503   9,190,026   3,702,667    778,277    314,323     864,746    4,052,351
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............     191,039    466,361   2,040,759   5,505,078    155,391    440,369  (2,841,944)  (5,181,323)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      61,945      4,034      17,830      26,614      7,276      6,000      14,643       19,030
 Death benefits.............     (48,715)  (143,245)   (345,091)   (802,099)  (283,195)     6,957    (252,808)    (548,686)
 Surrenders.................    (791,637)  (663,226) (5,116,257) (5,940,030)  (337,828)  (425,608) (3,533,862)  (5,444,882)
 Administrative expenses....     (13,446)   (12,687)    (72,204)    (75,970)    (6,794)    (7,159)    (42,488)     (57,601)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (148,339)    31,893    (270,142) (1,203,775)    17,370   (188,487)   (490,521)  (1,629,371)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...    (940,192)  (783,231) (5,785,864) (7,995,260)  (603,171)  (608,297) (4,305,036)  (7,661,510)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
Increase (decrease) in
 net assets.................    (749,153)  (316,870) (3,745,105) (2,490,182)  (447,780)  (167,928) (7,146,980) (12,842,833)
Net assets at beginning
 of year....................   6,404,171  6,721,041  51,729,125  54,219,307  4,353,114  4,521,042  32,588,499   45,431,332
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
Net assets at end of year... $ 5,655,018  6,404,171  47,984,020  51,729,125  3,905,334  4,353,114  25,441,519   32,588,499
                             ===========  =========  ==========  ==========  =========  =========  ==========  ===========
Change in units (note 5):
 Units purchased............      75,301     87,177      34,058      30,744      6,566        937      54,967       42,136
 Units redeemed.............    (193,237)  (195,297)   (265,523)   (386,652)   (60,373)   (63,602)   (200,363)    (288,398)
                             -----------  ---------  ----------  ----------  ---------  ---------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (117,936)  (108,120)   (231,465)   (355,908)   (53,807)   (62,665)   (145,396)    (246,262)
                             ===========  =========  ==========  ==========  =========  =========  ==========  ===========

                             ----------------------

                             Overseas Portfolio --
                                 Service Shares
                             ---------------------

                             ----------------------
                                2015       2014
                             ---------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (43,907)     82,215
 Net realized gain
   (loss) on investments....   (18,250)    150,333
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (483,307) (1,531,403)
 Capital gain
   distribution.............   126,533     569,224
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (418,931)   (729,631)
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............        --          --
 Death benefits.............   (30,181)     (1,122)
 Surrenders.................  (352,441)   (544,998)
 Administrative expenses....    (9,471)    (13,218)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (164,852)   (287,291)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (556,945)   (846,629)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (975,876) (1,576,260)
Net assets at beginning
 of year.................... 4,515,140   6,091,400
                             ---------  ----------
Net assets at end of year... 3,539,264   4,515,140
                             =========  ==========
Change in units (note 5):
 Units purchased............         3          --
 Units redeemed.............   (39,581)    (54,003)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (39,578)    (54,003)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        Legg Mason Partners Variable Equity Trust
                             -----------------------------------------------------------------------------------------------
                               ClearBridge Variable     ClearBridge Variable   ClearBridge Variable    ClearBridge Variable
                                 Aggressive Growth       Dividend Strategy       Dividend Strategy        Large Cap Value
                               Portfolio -- Class II    Portfolio -- Class I   Portfolio -- Class II   Portfolio -- Class I
                             ------------------------  ---------------------  ----------------------  ----------------------


                                                                 Year ended December 31,
                             -----------------------------------------------------------------------------------------------
                                 2015         2014        2015        2014       2015        2014        2015        2014
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (557,873)   (330,401)      9,694     40,667     (25,834)       (858)    (20,939)    281,692
 Net realized gain
   (loss) on investments....      903,777   1,491,781     396,603    304,223     474,773     376,832    (168,047)    669,051
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (3,605,447)    (19,930)   (692,656)   354,291    (918,428)    471,658  (1,631,836) (1,699,784)
 Capital gain
   distribution.............    2,367,479   1,938,425          --         --          --          --     797,785   1,700,783
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     (892,064)  3,079,875    (286,359)   699,181    (469,489)    847,632  (1,023,037)    951,742
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      586,305     473,668      21,109         --          --      54,517     486,885       2,658
 Death benefits.............      (52,068)    (15,165)     (7,378)   (51,493)      7,249          --    (100,303)   (103,978)
 Surrenders.................   (2,696,743) (2,037,411)   (777,538)  (905,616)   (668,164)   (781,930) (1,707,646) (1,585,347)
 Administrative expenses....     (129,778)    (73,739)     (9,939)   (11,969)    (10,548)    (10,217)    (60,543)    (20,876)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (8,263,944) 18,814,756    (552,118)   135,235    (856,395)   (286,057) (5,333,537) 15,691,259
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,556,228) 17,162,109  (1,325,864)  (833,843) (1,527,858) (1,023,687) (6,715,144) 13,983,716
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (11,448,292) 20,241,984  (1,612,223)  (134,662) (1,997,347)   (176,055) (7,738,181) 14,935,458
Net assets at beginning
 of year....................   33,343,241  13,101,257   6,169,183  6,303,845   7,671,038   7,847,093  26,732,449  11,796,991
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $ 21,894,949  33,343,241   4,556,960  6,169,183   5,673,691   7,671,038  18,994,268  26,732,449
                             ============  ==========  ==========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      281,493   1,042,079      28,073     39,653      51,263      38,623     130,729   1,525,068
 Units redeemed.............     (640,685)   (446,226)   (122,055)  (101,997)   (170,782)   (116,775)   (721,681)   (121,288)
                             ------------  ----------  ----------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (359,192)    595,853     (93,982)   (62,344)   (119,519)    (78,152)   (590,952)  1,403,780
                             ============  ==========  ==========  =========  ==========  ==========  ==========  ==========

                             MFS(R) Variable Insurance Trust
                             ------------------------------

                             MFS(R) Investors Growth Stock
                             Series -- Service Class Shares
                             ------------------------------
                             Period from
                             January 1 to     Year ended
                              March 27,      December 31,
                             ------------    ------------
                                 2015            2014
                             ------------    ------------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................      12,927        (115,867)
 Net realized gain
   (loss) on investments....   2,507,340         649,969
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,190,784)       (242,738)
 Capital gain
   distribution.............     749,742         506,141
                              ----------      ----------
    Increase (decrease)
     in net assets from
     operations.............      79,225         797,505
                              ----------      ----------
From capital
 transactions (note 4):
 Net premiums...............          --           6,625
 Death benefits.............     (37,635)          1,219
 Surrenders.................    (488,165)     (1,035,016)
 Administrative expenses....      (3,459)        (18,071)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (8,549,909)       (475,927)
                              ----------      ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,079,168)     (1,521,170)
                              ----------      ----------
Increase (decrease) in
 net assets.................  (8,999,943)       (723,665)
Net assets at beginning
 of year....................   8,999,943       9,723,608
                              ----------      ----------
Net assets at end of year...          --       8,999,943
                              ==========      ==========
Change in units (note 5):
 Units purchased............      10,451          17,645
 Units redeemed.............    (716,554)       (128,927)
                              ----------      ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (706,103)       (111,282)
                              ==========      ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        MFS(R) Variable Insurance Trust (continued)
                             ------------------------------------------------------------------------------------------------

                                 MFS(R) Investors       MFS(R) New Discovery        MFS(R) Total          MFS(R) Utilities
                                 Trust Series --             Series --            Return Series --            Series --
                               Service Class Shares     Service Class Shares    Service Class Shares    Service Class Shares
                             -----------------------  -----------------------  ----------------------  ----------------------


                                                                  Year ended December 31,
                             ------------------------------------------------------------------------------------------------
                                 2015        2014        2015         2014        2015        2014        2015        2014
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (55,328)    (55,045)   (244,803)    (319,678)    229,219    (128,520)    486,509      87,121
 Net realized gain
   (loss) on investments....     408,612     498,498     (66,045)   1,616,314   1,861,503   2,630,274     744,859   1,430,888
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,122,348)   (389,888)   (637,690)  (7,460,384) (5,274,688)   (551,451) (6,042,829)    176,775
 Capital gain
   distribution.............     676,547     534,084     508,322    4,092,044   1,946,560   1,526,620   1,432,256     927,842
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     (92,517)    587,649    (440,216)  (2,071,704) (1,237,406)  3,476,923  (3,379,205)  2,622,626
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       2,879       4,683      13,269      100,102     202,158     179,266      13,330      51,512
 Death benefits.............     (48,501)    (19,456)    (70,808)    (144,612)    (83,195)   (115,910)    (50,606)   (155,902)
 Surrenders.................    (934,782)   (707,540) (1,471,065)  (2,213,481) (5,578,801) (7,645,984) (2,038,687) (3,293,321)
 Administrative expenses....     (14,083)    (14,699)    (35,441)     (42,960)   (214,255)   (224,073)    (63,133)    (72,281)
 Transfers between
   subaccounts
   (including fixed
   account), net............     (42,730)   (296,261) (2,186,504)  (5,698,339) (1,136,324)   (691,205) (1,011,807)   (772,725)
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,037,217) (1,033,273) (3,750,549)  (7,999,290) (6,810,417) (8,497,906) (3,150,903) (4,242,717)
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (1,129,734)   (445,624) (4,190,765) (10,070,994) (8,047,823) (5,020,983) (6,530,108) (1,620,091)
Net assets at beginning
 of year....................   6,862,632   7,308,256  17,852,558   27,923,552  55,658,726  60,679,709  23,851,614  25,471,705
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
Net assets at end of year... $ 5,732,898   6,862,632  13,661,793   17,852,558  47,610,903  55,658,726  17,321,506  23,851,614
                             ===========  ==========  ==========  ===========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............       2,179      13,296      33,408       62,439     235,278     292,493      48,341      51,502
 Units redeemed.............     (68,860)    (77,746)   (240,444)    (525,761)   (725,458)   (905,247)   (167,150)   (217,904)
                             -----------  ----------  ----------  -----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (66,681)    (64,450)   (207,036)    (463,322)   (490,180)   (612,754)   (118,809)   (166,402)
                             ===========  ==========  ==========  ===========  ==========  ==========  ==========  ==========

                              MFS(R) Variable Insurance Trust II
                             ----------------------------------------
                             MFS(R) Massachusetts
                               Investors Growth   MFS(R) Strategic
                              Stock Portfolio --  Income Portfolio --
                             Service Class Shares Service Class Shares
                             -------------------- -------------------
                                 Period from
                                 March 27 to
                                 December 31,     Year ended December 31,
                             -------------------- -------------------
                                     2015          2015          2014
                             --------------------  ------        ------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................        (58,267)         885           459
 Net realized gain
   (loss) on investments....        (48,667)         (55)            7
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........       (585,922)      (1,619)          (50)
 Capital gain
   distribution.............        469,411           --            --
                                  ---------        ------        ------
    Increase (decrease)
     in net assets from
     operations.............       (223,445)        (789)          416
                                  ---------        ------        ------
From capital
 transactions (note 4):
 Net premiums...............          4,450           --            --
 Death benefits.............         (8,414)          --            --
 Surrenders.................       (792,702)      (6,116)         (339)
 Administrative expenses....        (13,187)         (87)          (88)
 Transfers between
   subaccounts
   (including fixed
   account), net............      8,350,406          255           199
                                  ---------        ------        ------
    Increase (decrease)
     in net assets from
     capital transactions...      7,540,553       (5,948)         (228)
                                  ---------        ------        ------
Increase (decrease) in
 net assets.................      7,317,108       (6,737)          188
Net assets at beginning
 of year....................             --       28,040        27,852
                                  ---------        ------        ------
Net assets at end of year...      7,317,108       21,303        28,040
                                  =========        ======        ======
Change in units (note 5):
 Units purchased............        857,916           52            43
 Units redeemed.............       (105,145)        (629)          (65)
                                  ---------        ------        ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........        752,771         (577)          (22)
                                  =========        ======        ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        Oppenheimer Variable Account Funds
                             ------------------------------------------------------------------------------------------------
                                                                                    Oppenheimer             Oppenheimer
                               Oppenheimer Capital      Oppenheimer Capital        Conservative            Conservative
                               Appreciation Fund/VA    Appreciation Fund/VA     Balanced Fund/VA --     Balanced Fund/VA --
                              -- Non-Service Shares      -- Service Shares      Non-Service Shares        Service Shares
                             -----------------------  ----------------------  ----------------------  ----------------------
                                                                             Year ended December 31,
                             ------------------------------------------------------------------------------------------------
                                 2015        2014        2015        2014        2015        2014        2015        2014
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (461,966)   (348,277)    (97,515)    (89,588)    109,714      97,246      16,744     (38,594)
 Net realized gain
   (loss) on investments....   2,106,001   2,689,790     428,170     572,308     151,693      51,211     686,660     736,874
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (7,042,594)  1,450,923  (1,358,340)    181,398    (309,594)    759,546    (992,089)    885,820
 Capital gain
   distribution.............   6,197,550     882,510   1,136,745     159,411          --          --          --          --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     798,991   4,674,946     109,060     823,529     (48,187)    908,003    (288,685)  1,584,100
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      19,117       5,167       7,027      41,355         167       4,459     163,100     191,453
 Death benefits.............    (235,305)   (319,934)    (12,473)    (10,179)   (162,023)   (145,110)    (79,168)    (33,699)
 Surrenders.................  (3,199,482) (4,533,984)   (595,573)   (721,414) (1,701,211) (1,614,944) (2,266,287) (4,345,702)
 Administrative expenses....     (41,045)    (43,059)    (31,173)    (33,009)    (15,433)    (18,337)    (94,719)    (97,535)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,311,758)   (426,912)   (219,375)   (320,892)     21,867       6,370  (1,278,772)   (559,889)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,768,473) (5,318,722)   (851,567) (1,044,139) (1,856,633) (1,767,562) (3,555,846) (4,845,372)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (3,969,482)   (643,776)   (742,507)   (220,610) (1,904,820)   (859,559) (3,844,531) (3,261,272)
Net assets at beginning
 of year....................  36,967,785  37,611,561   6,506,352   6,726,962  13,512,754  14,372,313  25,907,069  29,168,341
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $32,998,303  36,967,785   5,763,845   6,506,352  11,607,934  13,512,754  22,062,538  25,907,069
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      23,524      46,628      33,152      35,888      45,562      19,384     199,766     276,839
 Units redeemed.............    (136,619)   (198,484)    (77,421)    (98,024)   (103,809)    (92,165)   (546,617)   (749,837)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (113,095)   (151,856)    (44,269)    (62,136)    (58,247)    (72,781)   (346,851)   (472,998)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

                             -----------------------

                                Oppenheimer Core
                                 Bond Fund/VA --
                               Non-Service Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    331,570     558,006
 Net realized gain
   (loss) on investments....   (246,106)   (325,874)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (132,886)    588,340
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (47,422)    820,472
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      2,450      17,400
 Death benefits.............    (97,173)   (203,959)
 Surrenders................. (1,957,863) (2,761,189)
 Administrative expenses....    (21,440)    (23,752)
 Transfers between
   subaccounts
   (including fixed
   account), net............    458,453     428,877
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,615,573) (2,542,623)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,662,995) (1,722,151)
Net assets at beginning
 of year.................... 13,217,243  14,939,394
                             ----------  ----------
Net assets at end of year... 11,554,248  13,217,243
                             ==========  ==========
Change in units (note 5):
 Units purchased............     88,603      76,523
 Units redeemed.............   (179,133)   (217,046)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (90,530)   (140,523)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  Oppenheimer Variable Account Funds (continued)
                             -----------------------------------------------------------------------------------------------
                                   Oppenheimer             Oppenheimer                                  Oppenheimer Global
                                Discovery Mid Cap       Discovery Mid Cap      Oppenheimer Global        Strategic Income
                                Growth Fund/VA --       Growth Fund/VA --      Fund/VA -- Service        Fund/VA -- Non-
                                Non-Service Shares       Service Shares              Shares               Service Shares
                             -----------------------  --------------------  ------------------------  ---------------------
                                                                              Year ended December 31,
                             -----------------------------------------------------------------------------------------------
                                 2015        2014        2015       2014        2015         2014        2015       2014
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (364,474)   (377,507)   (56,191)   (48,283)    (616,330)    (867,589)   200,154     160,708
 Net realized gain
   (loss) on investments....   1,671,003   2,097,525    229,594    219,020    5,451,051    6,112,982    (53,621)    (55,956)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (2,289,365)   (662,169)  (377,527)   (58,773)  (8,859,271)  (9,631,902)  (299,646)     (7,124)
 Capital gain
   distribution.............   2,364,564          --    270,251         --    6,868,649    4,660,432         --          --
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,381,728   1,057,849     66,127    111,964    2,844,099      273,923   (153,113)     97,628
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............      33,016      32,875      7,337     96,163    1,388,694    1,017,126      5,680      16,877
 Death benefits.............     (98,632)   (296,790)     2,073         --     (463,779)    (449,708)  (131,754)   (187,724)
 Surrenders.................  (2,675,700) (3,499,017)  (308,797)  (370,184)  (9,515,351) (10,892,731)  (480,820)   (768,142)
 Administrative expenses....     (28,571)    (30,441)   (14,469)   (11,368)    (630,495)    (603,350)    (6,752)     (8,359)
 Transfers between
   subaccounts
   (including fixed
   account), net............     244,261    (919,266) 4,582,091   (115,051)  (1,646,286)   9,982,741     95,901    (442,091)
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,525,626) (4,712,639) 4,268,235   (400,440) (10,867,217)    (945,922)  (517,745) (1,389,439)
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
Increase (decrease) in
 net assets.................  (1,143,898) (3,654,790) 4,334,362   (288,476)  (8,023,118)    (671,999)  (670,858) (1,291,811)
Net assets at beginning
 of year....................  26,704,573  30,359,363  3,122,768  3,411,244  108,067,505  108,739,504  4,750,692   6,042,503
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
Net assets at end of year... $25,560,675  26,704,573  7,457,130  3,122,768  100,044,387  108,067,505  4,079,834   4,750,692
                             ===========  ==========  =========  =========  ===========  ===========  =========  ==========
Change in units (note 5):
 Units purchased............      48,260      22,665    219,682     18,169      734,239    1,446,041     26,847      61,810
 Units redeemed.............    (110,122)   (160,759)   (31,161)   (38,170)  (1,384,260)  (1,295,788)   (77,864)   (197,605)
                             -----------  ----------  ---------  ---------  -----------  -----------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (61,862)   (138,094)   188,521    (20,001)    (650,021)     150,253    (51,017)   (135,795)
                             ===========  ==========  =========  =========  ===========  ===========  =========  ==========

                             -------------------------

                                 Oppenheimer Main
                                 Street Fund/VA --
                                  Service Shares
                             ------------------------

                             -------------------------
                                 2015         2014
                             -----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (972,394)  (1,166,564)
 Net realized gain
   (loss) on investments....   7,823,068   10,667,221
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (19,670,672)  (2,974,457)
 Capital gain
   distribution.............  14,380,264    2,144,917
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,560,266    8,671,117
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     445,912      831,054
 Death benefits.............    (249,386)    (286,113)
 Surrenders................. (10,424,483) (12,718,907)
 Administrative expenses....    (652,906)    (686,008)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (5,422,605)  (5,705,000)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (16,303,468) (18,564,974)
                             -----------  -----------
Increase (decrease) in
 net assets................. (14,743,202)  (9,893,857)
Net assets at beginning
 of year....................  99,833,634  109,727,491
                             -----------  -----------
Net assets at end of year...  85,090,432   99,833,634
                             ===========  ===========
Change in units (note 5):
 Units purchased............     391,858      439,464
 Units redeemed.............  (1,459,482)  (1,735,082)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,067,624)  (1,295,618)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Oppenheimer Variable
                                   Account Funds
                                    (continued)                                         PIMCO Variable Insurance Trust
                             -------------------------  ------------------------------------------------------------------------
                                                                                Foreign Bond Portfolio
                              Oppenheimer Main Street                           (U.S. Dollar Hedged) -- High Yield Portfolio --
                              Small Cap Fund(R)/VA --   All Asset Portfolio --     Administrative            Administrative
                                   Service Shares        Advisor Class Shares       Class Shares              Class Shares
                             -------------------------  ----------------------  ----------------------  -----------------------
                                                                              Year ended December 31,
                             ---------------------------------------------------------------------------------------------------
                                 2015          2014        2015        2014        2015        2014        2015         2014
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   (707,888)    (886,121)    144,937     408,442     50,690      10,405    3,079,135    3,050,698
 Net realized gain
   (loss) on investments....    4,052,857   16,663,583    (228,399)     (5,602)    54,269      12,003      434,503    1,448,072
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (18,018,659) (22,580,867)   (917,164)   (464,548)  (176,208)    317,221   (8,274,336)  (3,293,808)
 Capital gain
   distribution.............    9,930,250   14,630,084          --          --     17,447      25,970    1,352,540           --
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (4,743,440)   7,826,679  (1,000,626)    (61,708)   (53,802)    365,599   (3,408,158)   1,204,962
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    1,271,614      766,229      55,915      27,393      2,556      28,050      364,887      777,909
 Death benefits.............     (372,769)    (309,039)     23,206      26,813     46,784    (139,841)    (261,355)     (39,544)
 Surrenders.................   (6,879,552) (10,920,050) (1,269,241) (1,360,166)  (437,980)   (357,773)  (9,862,586) (10,338,817)
 Administrative expenses....     (444,131)    (577,299)    (31,958)    (38,070)    (6,748)     (7,274)    (517,853)    (417,246)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (5,981,214) (33,313,923)   (615,668) (1,089,860)  (158,705)     96,530   13,356,305   10,282,006
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (12,406,052) (44,354,082) (1,837,746) (2,433,890)  (554,093)   (380,308)   3,079,398      264,308
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
Increase (decrease) in
 net assets.................  (17,149,492) (36,527,403) (2,838,372) (2,495,598)  (607,895)    (14,709)    (328,760)   1,469,270
Net assets at beginning
 of year....................   74,081,445  110,608,848  10,890,126  13,385,724  4,051,717   4,066,426   83,952,472   82,483,202
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
Net assets at end of year... $ 56,931,953   74,081,445   8,051,754  10,890,126  3,443,822   4,051,717   83,623,712   83,952,472
                             ============  ===========  ==========  ==========  =========   =========   ==========  ===========
Change in units (note 5):
 Units purchased............      428,539      682,582      23,090      44,281     25,419      12,833    2,160,046    1,449,135
 Units redeemed.............     (930,483)  (3,105,053)   (158,554)   (214,979)   (54,873)    (34,108)  (1,755,517)  (1,300,597)
                             ------------  -----------  ----------  ----------  ---------   ---------   ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (501,944)  (2,422,471)   (135,464)   (170,698)   (29,454)    (21,275)     404,529      148,538
                             ============  ===========  ==========  ==========  =========   =========   ==========  ===========



                             -----------------------
                                 Long-Term U.S.
                             Government Portfolio --
                                 Administrative
                                  Class Shares
                             ----------------------

                             -----------------------
                                2015        2014
                             ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................     91,234     157,854
 Net realized gain
   (loss) on investments....     50,561    (531,536)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (646,328)  4,677,455
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (504,533)  4,303,773
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    106,627     185,629
 Death benefits.............    (36,847)   (152,374)
 Surrenders................. (2,688,263) (3,333,825)
 Administrative expenses....    (59,437)    (69,918)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (473,070) (1,777,759)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,150,990) (5,148,247)
                             ----------  ----------
Increase (decrease) in
 net assets................. (3,655,523)   (844,474)
Net assets at beginning
 of year.................... 20,908,753  21,753,227
                             ----------  ----------
Net assets at end of year... 17,253,230  20,908,753
                             ==========  ==========
Change in units (note 5):
 Units purchased............     66,204      68,446
 Units redeemed.............   (211,956)   (324,164)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (145,752)   (255,718)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  PIMCO Variable Insurance Trust (continued)        Rydex Variable Trust
                             ----------------------------------------------------  ---------------------
                                    Low Duration               Total Return
                                    Portfolio --               Portfolio --
                                   Administrative             Administrative             NASDAQ --
                                    Class Shares               Class Shares             100(R) Fund
                             --------------------------  ------------------------  ---------------------
                                                                               Year ended December 31,
                             ----------------------------------------------------------------------------
                                  2015          2014         2015         2014        2015        2014
                             -------------  -----------  -----------  -----------  ----------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $   1,152,413   (1,152,799)   9,826,844    1,519,013     (97,173)   (72,157)
 Net realized gain
   (loss) on investments....     1,976,848    1,115,482      (53,775)     639,952     350,462    439,989
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (3,816,423)  (1,655,134) (17,618,909)   5,588,971    (463,930)    38,394
 Capital gain
   distribution.............            --           --    3,090,767           --     322,546    289,792
                             -------------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............      (687,162)  (1,692,451)  (4,755,073)   7,747,936     111,905    696,018
                             -------------  -----------  -----------  -----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............       511,876    1,313,064    1,647,986    1,435,990       2,911     33,676
 Death benefits.............      (277,499)    (333,523)    (678,788)  (1,720,878)    (31,173)   (35,715)
 Surrenders.................   (13,534,238) (24,420,463) (36,091,165) (35,576,976)   (349,492)  (604,905)
 Administrative expenses....      (820,654)  (1,348,966)  (1,687,270)  (1,457,991)    (24,412)   (13,882)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (93,289,937)  14,383,061   65,929,446  (25,106,795) 11,529,634    364,099
                             -------------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (107,410,452) (10,406,827)  29,120,209  (62,426,650) 11,127,468   (256,727)
                             -------------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets.................  (108,097,614) (12,099,278)  24,365,136  (54,678,714) 11,239,373    439,291
Net assets at beginning
 of year....................   184,449,895  196,549,173  260,144,836  314,823,550   5,025,486  4,586,195
                             -------------  -----------  -----------  -----------  ----------  ---------
Net assets at end of year... $  76,352,281  184,449,895  284,509,972  260,144,836  16,264,859  5,025,486
                             =============  ===========  ===========  ===========  ==========  =========
Change in units (note 5):
 Units purchased............     1,082,796    3,438,241    7,077,431    1,736,966   1,176,877     66,166
 Units redeemed.............   (10,200,962)  (4,289,269)  (4,834,614)  (5,766,557)   (100,466)  (109,491)
                             -------------  -----------  -----------  -----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (9,118,166)    (851,028)   2,242,817   (4,029,591)  1,076,411    (43,325)
                             =============  ===========  ===========  ===========  ==========  =========

                                          The Alger Portfolios
                             ----------------------------------------------

                                 Alger Large Cap         Alger Small Cap
                               Growth Portfolio --     Growth Portfolio --
                                Class I-2 Shares        Class I-2 Shares
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2015        2014        2015        2014
                             ----------  ----------  ----------  ----------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................   (473,742)   (438,105)   (330,368)   (376,478)
 Net realized gain
   (loss) on investments....  1,432,078   2,157,596     388,310   1,007,147
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (4,032,533) (3,977,313) (6,832,965) (3,294,987)
 Capital gain
   distribution.............  3,306,767   5,247,530   5,867,282   2,231,141
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    232,570   2,989,708    (907,741)   (433,177)
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      4,237       8,977      37,982     113,112
 Death benefits.............   (145,364)   (421,516)    (26,310)   (440,733)
 Surrenders................. (3,155,889) (3,552,985) (2,525,141) (3,824,631)
 Administrative expenses....    (46,826)    (50,043)    (35,432)    (40,373)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (450,671)    (22,130)   (651,587) (1,311,281)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,794,513) (4,037,697) (3,200,488) (5,503,906)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (3,561,943) (1,047,989) (4,108,229) (5,937,083)
Net assets at beginning
 of year.................... 33,343,303  34,391,292  24,153,578  30,090,661
                             ----------  ----------  ----------  ----------
Net assets at end of year... 29,781,360  33,343,303  20,045,349  24,153,578
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     53,311      66,511      71,037      98,068
 Units redeemed.............   (207,700)   (277,880)   (228,193)   (398,005)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (154,389)   (211,369)   (157,156)   (299,937)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  The Prudential Series Fund
                             ------------------------------------------------------------------------------------------


                               Jennison 20/20 Focus                            Natural Resources    SP International
                              Portfolio -- Class II   Jennison Portfolio --  Portfolio -- Class II  Growth Portfolio --
                                      Shares             Class II Shares            Shares          Class II Shares
                             -----------------------  --------------------  ----------------------  ------------------
                                                                    Year ended December 31,
                             ------------------------------------------------------------------------------------------
                                 2015        2014        2015       2014       2015        2014      2015      2014
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (103,938)   (123,571)   (48,093)   (41,830)   (346,256)   (468,498)   (37)      (47)
 Net realized gain
   (loss) on investments....     514,297     811,352    260,209    283,285  (2,271,007)    (37,292)  (103)     (124)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (131,252)   (272,408)   (82,348)   (44,909) (4,091,048) (5,116,040)   195       (66)
 Capital gain
   distribution.............          --          --         --         --          --          --     --        --
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
    Increase (decrease)
     in net assets from
     operations.............     279,107     415,373    129,768    196,546  (6,708,311) (5,621,830)    55      (237)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
From capital
 transactions (note 4):
 Net premiums...............       7,816       6,057        687      3,618      88,053     150,236     --        --
 Death benefits.............        (652)     (5,622)        --         --     (75,307)    (42,710)    --        --
 Surrenders.................    (792,761) (1,634,207)  (363,407)  (383,283) (2,336,883) (3,483,996)  (657)     (666)
 Administrative expenses....     (23,561)    (26,033)   (13,200)    (8,409)   (154,503)   (179,152)    (8)      (10)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (232,753)   (368,482) 4,723,382   (135,790)  2,512,651   3,174,050      2        (1)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
    Increase (decrease)
     in net assets from
     capital transactions...  (1,041,911) (2,028,287) 4,347,462   (523,864)     34,011    (381,572)  (663)     (677)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
Increase (decrease) in
 net assets.................    (762,804) (1,612,914) 4,477,230   (327,318) (6,674,300) (6,003,402)  (608)     (914)
Net assets at beginning
 of year....................   7,004,683   8,617,597  2,548,642  2,875,960  23,988,422  29,991,824  2,540     3,454
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
Net assets at end of year... $ 6,241,879   7,004,683  7,025,872  2,548,642  17,314,122  23,988,422  1,932     2,540
                             ===========  ==========  =========  =========  ==========  ==========   =====     =====
Change in units (note 5):
 Units purchased............      11,771      12,632    182,937      9,560   1,060,709     807,698     --        --
 Units redeemed.............     (53,145)    (93,003)   (28,195)   (35,080)   (837,391)   (638,215)   (57)      (59)
                             -----------  ----------  ---------  ---------  ----------  ----------   -----     -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (41,374)    (80,371)   154,742    (25,520)    223,318     169,483    (57)      (59)
                             ===========  ==========  =========  =========  ==========  ==========   =====     =====

                             ----------------
                              SP Prudential
                              U.S. Emerging
                                  Growth
                               Portfolio --
                             Class II Shares
                             ---------------

                             ----------------
                               2015    2014
                             -------  ------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................    (356)   (462)
 Net realized gain
   (loss) on investments....   5,001   3,637
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (5,055) (1,109)
 Capital gain
   distribution.............      --      --
                             -------  ------
    Increase (decrease)
     in net assets from
     operations.............    (410)  2,066
                             -------  ------
From capital
 transactions (note 4):
 Net premiums...............      --      --
 Death benefits.............      --      --
 Surrenders................. (10,591) (8,407)
 Administrative expenses....     (45)    (52)
 Transfers between
   subaccounts
   (including fixed
   account), net............      (7)     (1)
                             -------  ------
    Increase (decrease)
     in net assets from
     capital transactions... (10,643) (8,460)
                             -------  ------
Increase (decrease) in
 net assets................. (11,053) (6,394)
Net assets at beginning
 of year....................  26,081  32,475
                             -------  ------
Net assets at end of year...  15,028  26,081
                             =======  ======
Change in units (note 5):
 Units purchased............      --      --
 Units redeemed.............    (466)   (396)
                             -------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (466)   (396)
                             =======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Wells Fargo Variable
                                     Trust
                             ---------------------
                                  Wells Fargo
                                VT Omega Growth
                                Fund -- Class 2
                             ---------------------
                                   Year ended
                                  December 31,
                             ---------------------
                                2015        2014
                             ----------  ---------
From Operations:
Increase (decrease) in
 net assets
 Net investment income
   (expense)................ $  (52,518)   (56,032)
 Net realized gain
   (loss) on investments....    (28,022)   113,411
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (517,797)  (697,131)
 Capital gain
   distribution.............    604,654    728,191
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............      6,317     88,439
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      2,025      2,379
 Death benefits.............         --     (7,875)
 Surrenders.................   (437,803)  (447,721)
 Administrative expenses....    (12,622)   (12,182)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (219,105)   326,672
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (667,505)  (138,727)
                             ----------  ---------
Increase (decrease) in
 net assets.................   (661,188)   (50,288)
Net assets at beginning
 of year....................  3,715,770  3,766,058
                             ----------  ---------
Net assets at end of year... $3,054,582  3,715,770
                             ==========  =========
Change in units (note 5):
 Units purchased............      5,933     37,310
 Units redeemed.............    (39,348)   (44,384)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (33,415)    (7,074)
                             ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2015

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On December 15, 2015, Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2 changed its name to Wells Fargo Variable Trust -- Wells Fargo VT Omega Growth Fund -- Class 2.

   On November 20, 2015, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 changed its name to Columbia Funds Variable Insurance Trust I -- Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Thematic Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Global Thematic Growth Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Growth and Income Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein International Value Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB International Value Portfolio -- Class B.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Large Cap Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Large Cap Growth Portfolio -- Class B.

   On May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Small Cap Growth Portfolio -- Class B changed its name to AB Variable Products Series Fund, Inc. -- AB Small Cap Growth Portfolio -- Class B.

   On May 1, 2015, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2 changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2.

   On May 1, 2015, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Dividend Strategy Portfolio -- Class I.

   On May 1, 2015, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class II changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Dividend Strategy Portfolio -- Class II.

   On May 1, 2015, Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares.

   On May 1, 2015, Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares.

   On April 24, 2015, Fidelity(R) Variable Insurance Products Fund -- VIP Growth Stock Portfolio -- Service Class 2 was liquidated and the cash was reinvested in Fidelity(R) Variable Insurance Products Fund -- VIP Growth Opportunities Portfolio -- Service Class 2.

   On March 27, 2015, MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares was liquidated and the cash was reinvested in MFS(R) Variable Insurance Trust II -- MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust International Equity Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 12, 2014, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On December 5, 2014, Legg Mason Partners Variable Equity Trust -- ClearBridge Variable All Cap Value Portfolio -- Class I was liquidated and the cash was reinvested in Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Large Cap Value Portfolio -- Class I.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


   On August 11, 2014, DWS Variable Series I--DWS Capital Growth VIP -- Class B Shares changed its name to Deutsche Variable Series I -- Deutsche Capital Growth VIP -- Class B Shares.

   On August 11, 2014, DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares.

   On August 11, 2014, DWS Variable Series II -- DWS Small Mid Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche Small Mid Cap Value VIP -- Class B Shares.

   On May 1, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Utilities Fund -- Series I shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Managed Volatility Fund -- Series I shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 1 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign VIP Fund -- Class 1 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Bond Securities Fund -- Class 1 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Global Bond VIP Fund Class 1 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Templeton Growth VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Income VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth VIP Fund -- Class 2 Shares.

   On May 1, 2014, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares changed its name to Franklin Templeton Variable Insurance Products Trust -- Franklin Mutual Shares VIP Fund -- Class 2 Shares.

   On April 30, 2014, Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio --Class I was liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


   As of December 31, 2015, AIM Variable Insurance Funds -- Invesco V.I. Mid Cap Growth Fund -- Series I shares and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available as an investment options under the contract, but not shown on the statements due to not having any activity from January 1, 2014 through December 31, 2015.

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2014 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2015. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   Valuation Inputs: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2015, and there were no transfers between Level 1 and Level 2 during 2015.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (e) Payments During Annuitization

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (f) Subsequent Events

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2015 were:

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------             ----------- -----------
AB Variable Products
  Series Fund, Inc.
   AB Balanced Wealth
     Strategy Portfolio
     -- Class B........... $ 3,121,765 $ 4,038,611
   AB Global Thematic
     Growth Portfolio --
     Class B..............     264,138     787,813
   AB Growth and Income
     Portfolio -- Class B.   1,406,028   9,213,226
   AB International
     Value Portfolio --
     Class B..............  24,627,889  20,041,172
   AB Large Cap Growth
     Portfolio -- Class B.  18,336,714   3,251,493
   AB Small Cap Growth
     Portfolio -- Class B.   3,920,237  34,842,001
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
   Invesco V.I. American
     Franchise Fund --
     Series I shares......      81,267   1,148,504
   Invesco V.I. American
     Franchise Fund --
     Series II shares.....     109,042   1,093,823
   Invesco V.I. Comstock
     Fund -- Series II
     shares...............   1,658,381   8,106,115
   Invesco V.I. Core
     Equity Fund --
     Series I shares......   1,407,565   3,373,816
   Invesco V.I. Equity
     and Income Fund --
     Series II shares.....   5,777,195   5,275,676
   Invesco V.I. Global
     Real Estate Fund --
     Series II shares.....      61,949      94,150
   Invesco V.I.
     Government
     Securities Fund --
     Series I shares......       2,788       2,460
   Invesco V.I.
     International
     Growth Fund --
     Series II shares.....  31,662,866  15,846,514
   Invesco V.I. Managed
     Volatility Fund --
     Series I shares......         438         178
   Invesco V.I.
     Technology Fund --
     Series I shares......         170          98
   Invesco V.I. Value
     Opportunities Fund
     -- Series II shares..     932,051   1,177,674
American Century
  Variable Portfolios
  II, Inc.
   VP Inflation
     Protection Fund --
     Class II.............   5,564,149  55,626,498

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                           Cost of     Proceeds
                            Shares       from
Fund/Portfolio             Acquired   Shares Sold
--------------            ----------- -----------
American Century
  Variable Portfolios,
  Inc.
   VP Income & Growth
     Fund -- Class I..... $    12,551 $     6,555
   VP International Fund
     -- Class I..........      65,778     221,259
   VP Ultra(R) Fund --
     Class I.............      57,852     102,201
   VP Value Fund --
     Class I.............       1,885      22,394
BlackRock Variable
  Series Funds, Inc.
   BlackRock Basic Value
     V.I. Fund -- Class
     III Shares..........   2,144,209   2,652,886
   BlackRock Global
     Allocation V.I.
     Fund -- Class III
     Shares..............  36,283,005  66,435,327
   BlackRock Large Cap
     Growth V.I. Fund --
     Class III Shares....     628,405   1,321,891
   BlackRock Value
     Opportunities V.I.
     Fund -- Class III
     Shares..............     761,817   1,483,363
Columbia Funds Variable
  Insurance Trust I
   Columbia Variable
     Portfolio
     - International
     Opportunities Fund
     -- Class 2..........  30,586,430  13,949,016
   Variable Portfolio --
     Loomis Sayles
     Growth Fund II --
     Class 1.............   3,671,804   4,597,749
Deutsche Variable Series
  I
   Deutsche Capital
     Growth VIP -- Class
     B Shares............       1,043         263
Deutsche Variable Series
  II
   Deutsche Large Cap
     Value VIP -- Class
     B Shares............       7,765      16,385
   Deutsche Small Mid
     Cap Value VIP --
     Class B Shares......       2,505       5,312
Dreyfus
   Dreyfus Investment
     Portfolios MidCap
     Stock Portfolio --
     Initial Shares......      17,012      10,880
   Dreyfus Variable
     Investment Fund --
     Money Market
     Portfolio...........   2,130,572   2,232,986
   The Dreyfus Socially
     Responsible Growth
     Fund, Inc. --
     Initial Shares......   1,028,620     430,278
Eaton Vance Variable
  Trust
   VT Floating-Rate
     Income Fund.........  14,638,724  36,949,685
Federated Insurance
  Series
   Federated High Income
     Bond Fund II --
     Primary Shares......   2,220,822   3,701,845
   Federated High Income
     Bond Fund II --
     Service Shares......   2,991,057  13,019,730
   Federated Kaufmann
     Fund II -- Service
     Shares..............   4,699,678   4,366,728
   Federated Managed
     Tail Risk Fund II
     -- Primary Shares...     255,567   1,040,151
   Federated Managed
     Volatility Fund II..     596,457   1,924,605
Fidelity(R) Variable
  Insurance Products Fund
   VIP Asset Manager/SM/
     Portfolio --
     Initial Class.......   5,952,405   8,345,945
   VIP Asset Manager/SM/
     Portfolio --
     Service Class 2.....   1,426,224   2,565,060
   VIP Balanced
     Portfolio --
     Service Class 2.....  14,108,342  17,012,747
   VIP Contrafund(R)
     Portfolio --
     Initial Class.......  14,752,371  20,124,989
   VIP Contrafund(R)
     Portfolio --
     Service Class 2.....  37,813,722  51,862,789
   VIP Dynamic Capital
     Appreciation
     Portfolio --
     Service Class 2.....     444,285     580,640
   VIP Equity-Income
     Portfolio --
     Initial Class.......  14,148,921  15,926,353
   VIP Equity-Income
     Portfolio --
     Service Class 2.....  22,985,425  26,620,331
   VIP Growth & Income
     Portfolio --
     Initial Class.......   2,132,485   4,548,909
   VIP Growth & Income
     Portfolio --
     Service Class 2.....   2,251,248   3,781,394
   VIP Growth
     Opportunities
     Portfolio --
     Initial Class.......   2,060,713   1,747,274
   VIP Growth
     Opportunities
     Portfolio --
     Service Class 2.....  45,624,559  14,488,047
   VIP Growth Portfolio
     -- Initial Class....   4,174,266  10,783,681
   VIP Growth Portfolio
     -- Service Class 2..   2,805,616   5,281,013
   VIP Growth Stock
     Portfolio --
     Service Class 2.....   4,778,670  40,028,033
   VIP Investment Grade
     Bond Portfolio --
     Service Class 2.....  79,928,099  37,104,825
   VIP Mid Cap Portfolio
     -- Initial Class....       3,199      15,079
   VIP Mid Cap Portfolio
     -- Service Class 2..  30,379,691  68,467,871
   VIP Overseas
     Portfolio --
     Initial Class.......   1,429,412   3,634,446
   VIP Value Strategies
     Portfolio --
     Service Class 2.....   1,119,242   6,182,599

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Franklin Templeton
  Variable Insurance
  Products Trust
   Franklin Founding
     Funds Allocation
     VIP Fund -- Class 2
     Shares............... $  5,586,318 $ 16,214,830
   Franklin Income VIP
     Fund -- Class 2
     Shares...............   35,307,208   85,107,412
   Franklin Large Cap
     Growth VIP Fund --
     Class 2 Shares.......       70,787       74,382
   Franklin Mutual
     Shares VIP Fund --
     Class 2 Shares.......    2,403,066    3,569,573
   Templeton Foreign VIP
     Fund -- Class 1
     Shares...............    1,550,055    2,025,754
   Templeton Foreign VIP
     Fund -- Class 2
     Shares...............      259,357      365,376
   Templeton Global Bond
     VIP Fund -- Class 1
     Shares...............      983,218    2,132,547
   Templeton Growth VIP
     Fund -- Class 2
     Shares...............    1,166,581    2,555,293
GE Investments Funds,
  Inc.
   Core Value Equity
     Fund -- Class 1
     Shares...............    1,655,003    2,187,198
   Income Fund -- Class
     1 Shares.............    1,410,754    4,828,553
   Premier Growth Equity
     Fund -- Class 1
     Shares...............    5,478,281    4,811,551
   Real Estate
     Securities Fund --
     Class 1 Shares.......   17,210,477   21,526,048
   S&P 500(R) Index Fund..   11,416,905   30,006,920
   Small-Cap Equity Fund
     -- Class 1 Shares....    8,974,891    7,871,402
   Total Return Fund --
     Class 1 Shares.......  170,706,085  254,169,982
   Total Return Fund --
     Class 3 Shares.......   57,823,451  147,035,564
   U.S. Equity Fund --
     Class 1 Shares.......    4,704,873    4,356,440
Goldman Sachs Variable
  Insurance Trust
   Goldman Sachs Large
     Cap Value Fund --
     Institutional Shares.    1,305,377    1,782,370
   Goldman Sachs Mid Cap
     Value Fund --
     Institutional Shares.    9,243,189   17,790,869
   Goldman Sachs Money
     Market Fund --
     Service Shares.......  214,591,192  233,946,364
JPMorgan Insurance Trust
   JPMorgan Insurance
     Trust Core Bond
     Portfolio -- Class 1.    1,987,730    1,201,625
   JPMorgan Insurance
     Trust Intrepid Mid
     Cap Portfolio --
     Class 1..............      106,347       97,619
   JPMorgan Insurance
     Trust Mid Cap Value
     Portfolio -- Class 1.       15,191       14,745
   JPMorgan Insurance
     Trust Small Cap
     Core Portfolio --
     Class 1..............          799          127
   JPMorgan Insurance
     Trust U.S. Equity
     Portfolio -- Class 1.      278,754      355,895
Janus Aspen Series
   Balanced Portfolio --
     Institutional Shares.    8,763,601   17,466,388
   Balanced Portfolio --
     Service Shares.......   14,033,754   26,712,490
   Enterprise Portfolio
     -- Institutional
     Shares...............    6,885,545    8,383,836
   Enterprise Portfolio
     -- Service Shares....      946,072      694,986
   Flexible Bond
     Portfolio --
     Institutional Shares.    2,934,498    4,305,827
   Forty Portfolio --
     Institutional Shares.    9,009,127    7,426,359
   Forty Portfolio --
     Service Shares.......   19,860,974   15,180,595
   Global Research
     Portfolio --
     Institutional Shares.    1,057,098    7,220,636
   Global Research
     Portfolio --
     Service Shares.......       97,545      820,296
   Global Technology
     Portfolio --
     Service Shares.......    1,442,220    1,625,345
   Janus Portfolio --
     Institutional Shares.   10,649,181    7,662,321
   Janus Portfolio --
     Service Shares.......      874,849      747,761
   Overseas Portfolio --
     Institutional Shares.    2,560,957    6,295,906
   Overseas Portfolio --
     Service Shares.......      147,588      621,947

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Legg Mason Partners
  Variable Equity Trust
   ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class
     II................... $ 10,710,315 $ 19,457,252
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class I.      498,216    1,789,453
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class
     II...................      787,964    2,341,649
   ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I.    2,721,863    8,660,264
MFS(R) Variable
  Insurance Trust
   MFS(R) Investors
     Growth Stock Series
     -- Service Class
     Shares...............      930,802    9,244,122
   MFS(R) Investors
     Trust Series --
     Service Class Shares.      755,438    1,174,302
   MFS(R) New Discovery
     Series -- Service
     Class Shares.........    1,140,673    4,628,307
   MFS(R) Total Return
     Series -- Service
     Class Shares.........    6,547,836   11,176,283
   MFS(R) Utilities
     Series -- Service
     Class Shares.........    3,300,783    4,534,106
MFS(R) Variable
  Insurance Trust II
   MFS(R) Massachusetts
     Investors Growth
     Stock Portfolio --
     Service Class Shares.    9,083,514    1,133,024
   MFS(R) Strategic
     Income Portfolio --
     Service Class Shares.        1,796        6,860
Oppenheimer Variable
  Account Funds
   Oppenheimer Capital
     Appreciation
     Fund/VA --
     Non-Service Shares...    6,989,950    6,021,317
   Oppenheimer Capital
     Appreciation
     Fund/VA -- Service
     Shares...............    1,721,244    1,505,169
   Oppenheimer
     Conservative
     Balanced Fund/VA --
     Non-Service Shares...    1,141,883    2,834,895
   Oppenheimer
     Conservative
     Balanced Fund/VA --
     Service Shares.......    2,472,249    6,012,485
   Oppenheimer Core Bond
     Fund/VA --
     Non-Service Shares...    1,831,323    3,114,154
   Oppenheimer Discovery
     Mid Cap Growth
     Fund/VA --
     Non-Service Shares...    3,882,977    4,408,443
   Oppenheimer Discovery
     Mid Cap Growth
     Fund/VA -- Service
     Shares...............    5,250,802      770,105
   Oppenheimer Global
     Fund/VA -Service
     Shares...............   20,215,979   24,813,769
   Oppenheimer Global
     Strategic Income
     Fund/VA --
     Non-Service Shares...      537,296      854,989
   Oppenheimer Main
     Street Fund/VA --
     Service Shares.......   20,587,155   23,420,200
   Oppenheimer Main
     Street Small Cap
     Fund(R)/VA --
     Service Shares.......   18,499,403   21,730,117
PIMCO Variable Insurance
  Trust
   All Asset Portfolio
     -- Advisor Class
     Shares...............      590,154    2,283,086
   Foreign Bond
     Portfolio (U.S.
     Dollar Hedged) --
     Administrative
     Class Shares.........      611,345    1,094,065
   High Yield Portfolio
     -- Administrative
     Class Shares.........   39,845,511   32,185,711
   Long-Term U.S.
     Government
     Portfolio --
     Administrative
     Class Shares.........    1,601,530    4,805,003
   Low Duration
     Portfolio --
     Administrative
     Class Shares.........   16,103,875  122,225,798
   Total Return
     Portfolio --
     Administrative
     Class Shares.........  120,310,964   78,455,248
Rydex Variable Trust
   NASDAQ -- 100(R) Fund..   12,628,333    1,312,590
The Alger Portfolios
   Alger Large Cap
     Growth Portfolio --
     Class I-2 Shares.....    4,535,156    5,435,685
   Alger Small Cap
     Growth Portfolio --
     Class I-2 Shares.....    7,154,481    4,825,480
The Prudential Series
  Fund
   Jennison 20/20 Focus
     Portfolio -- Class
     II Shares............      282,223    1,428,961
   Jennison Portfolio --
     Class II Shares......    5,038,840      739,031
   Natural Resources
     Portfolio -- Class
     II Shares............    7,607,341    8,029,375
   SP International
     Growth Portfolio --
     Class II Shares......           --          701
   SP Prudential U.S.
     Emerging Growth
     Portfolio -- Class
     II Shares............           --       11,000
Wells Fargo Variable
  Trust
   Wells Fargo VT Omega
     Growth Fund --
     Class 2..............      718,871      834,269

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      0.40% -- 2.40% of the daily value of
 (including benefit rider options)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 Administrative Charge                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (c) Bonus Credit

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015


  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2015 and 2014 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2015, 2014, 2013, 2012, and 2011 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2015 and were available to contract owners during 2015.

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund,
  Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2015........................... 1.45% to 2.55% 1,408,677 12.05 to 10.97 16,209   1.96%     (0.17)% to  (1.29)%
   2014........................... 1.45% to 2.55% 1,625,670 12.07 to 11.11 18,777   2.40%       5.56% to    4.38%
   2013........................... 1.45% to 2.55% 1,797,915 11.43 to 10.65 19,708   2.04%      14.59% to   13.31%
   2012........................... 1.45% to 2.55% 2,132,465  9.98 to  9.40 20,462   1.90%      11.73% to   10.48%
   2011........................... 1.45% to 2.55% 2,344,972  8.93 to  8.51 20,197   2.23%     (4.46)% to  (5.52)%
 AB Global Thematic Growth
   Portfolio -- Class B
   2015........................... 1.45% to 2.10%   167,574 17.13 to 11.53  2,623   0.00%       1.16% to    0.49%
   2014........................... 1.45% to 2.10%   197,638 16.94 to 11.47  3,039   0.00%       3.29% to    2.61%
   2013........................... 1.45% to 2.10%   262,312 16.40 to 11.18  3,939   0.02%      21.14% to   20.35%
   2012........................... 1.45% to 2.10%   288,782 13.54 to  9.29  3,573   0.00%      11.60% to   10.86%
   2011........................... 1.45% to 2.10%   296,320 12.13 to  8.38  3,257   0.37%    (24.52)% to (25.02)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net   Investment
                                   % of Average                            Assets   Income
                                  Net Assets (1)   Units      Unit Value    000s  Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------ ---------- --------------------
 AB Growth and Income
   Portfolio -- Class B
   2015.......................... 1.15% to 2.30%  2,375,736 22.86 to 15.23 45,113   1.17%       0.26% to  (0.91)%
   2014.......................... 1.15% to 2.30%  2,777,191 22.81 to 15.37 52,841   1.09%       8.03% to    6.78%
   2013.......................... 1.15% to 2.30%  3,279,771 21.11 to 14.40 58,013   1.12%      33.05% to   31.50%
   2012.......................... 1.15% to 2.30%  3,658,774 15.87 to 10.95 48,855   1.32%      15.89% to   14.54%
   2011.......................... 1.15% to 2.30%  4,512,491 13.69 to  9.56 52,198   1.11%       4.85% to    3.64%
 AB International Value
   Portfolio -- Class B
   2015.......................... 1.45% to 2.55%  8,467,988 10.56 to  5.66 62,126   2.23%       0.92% to  (0.21)%
   2014.......................... 1.45% to 2.55%  7,965,572 10.47 to  5.67 58,385   3.64%     (7.82)% to  (8.85)%
   2013.......................... 1.45% to 2.55%  6,950,495 11.36 to  6.22 57,250   5.35%      20.95% to   19.60%
   2012.......................... 1.45% to 2.55% 12,409,844  9.39 to  5.20 82,582   1.39%      12.53% to   11.28%
   2011.......................... 1.45% to 2.55% 10,820,026  8.34 to  4.67 66,148   3.98%    (20.60)% to (21.49)%
 AB Large Cap Growth
   Portfolio -- Class B
   2015.......................... 1.45% to 2.30%  2,063,012 23.85 to 17.20 28,077   0.00%       9.25% to    8.31%
   2014.......................... 1.45% to 2.30%  1,082,171 21.83 to 15.88 12,849   0.00%      12.19% to   11.22%
   2013.......................... 1.45% to 2.30%  1,245,160 19.46 to 14.28 13,135   0.00%      35.01% to   33.85%
   2012.......................... 1.45% to 2.30%  1,444,678 14.41 to 10.67 11,213   0.03%      14.44% to   13.45%
   2011.......................... 1.45% to 2.30%  1,651,187 12.53 to  9.36 11,456   0.09%     (5.15)% to  (5.96)%
 AB Small Cap Growth
   Portfolio -- Class B
   2015.......................... 1.45% to 1.95%    396,581 16.56 to 15.77  6,566   0.00%     (2.96)% to  (3.45)%
   2014.......................... 1.45% to 2.55%  2,301,358 17.07 to 15.66 37,496   0.00%     (3.50)% to  (4.57)%
   2013.......................... 1.45% to 1.95%  1,221,517 17.69 to 17.01 21,453   0.00%      43.23% to   42.50%
   2012.......................... 1.45% to 1.95%  1,088,005 12.35 to 11.94 13,372   0.00%      13.06% to   12.49%
   2011.......................... 1.45% to 1.95%  1,584,521 10.92 to 10.61 17,205   0.00%       2.69% to    2.17%
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2015.......................... 0.75% to 1.85%    519,555 15.13 to 14.35  7,577   0.00%       4.22% to    3.06%
   2014.......................... 0.75% to 1.85%    587,760 14.52 to 13.92  8,291   0.04%       7.63% to    6.43%
   2013.......................... 0.75% to 2.10%    675,995 13.49 to 13.19  8,936   0.43%      39.09% to   37.20%
   2012.......................... 0.75% to 2.10%    752,366  9.70 to  9.61  7,209   0.00%     (4.37)% to  (5.67)%
   2011 (4)...................... 1.45% to 1.45%        117  8.54 to  8.54      1   0.00%    (20.82)% to (20.82)%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2015.......................... 1.45% to 2.20%    270,543 23.17 to 18.43  5,215   0.00%       3.23% to    2.45%
   2014.......................... 1.45% to 2.20%    317,356 22.44 to 17.99  5,960   0.00%       6.60% to    5.79%
   2013.......................... 1.45% to 2.20%    374,246 21.05 to 17.00  6,628   0.24%      37.77% to   36.72%
   2012.......................... 1.45% to 2.20%    445,270 15.28 to 12.44  5,710   0.00%      11.75% to   10.90%
   2011.......................... 1.45% to 2.20%    498,350 13.67 to 11.22  5,710   0.00%     (7.74)% to  (8.45)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Invesco V.I. Comstock Fund --
   Series II shares
   2015............................. 1.45% to 2.30% 1,605,895 22.43 to 14.58 30,095   1.59%    (7.55)% to  (8.35)%
   2014............................. 1.45% to 2.30% 1,923,510 24.26 to 15.91 39,308   1.08%      7.52% to    6.59%
   2013............................. 1.45% to 2.55% 2,183,096 22.56 to 11.76 41,529   1.42%     33.69% to   32.20%
   2012............................. 1.45% to 2.55% 2,467,715 16.88 to  8.90 35,359   1.40%     17.20% to   15.89%
   2011............................. 1.45% to 2.55% 3,207,247 14.40 to  7.68 39,325   1.37%    (3.52)% to  (4.60)%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2015............................. 0.75% to 2.30%   591,932 14.05 to 13.87  8,765   0.98%    (6.48)% to  (7.94)%
   2014............................. 0.75% to 2.30%   783,326 15.02 to 15.06 12,532   0.94%      7.34% to    5.66%
   2013............................. 0.75% to 2.30%   761,003 13.99 to 14.26 11,402   1.36%     28.28% to   26.28%
   2012............................. 0.75% to 2.30%   880,133 10.91 to 11.29 10,363   0.94%     13.03% to   11.26%
   2011............................. 0.75% to 2.30% 1,019,641  9.65 to 10.15 10,715   0.93%    (0.81)% to  (2.36)%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2015............................. 1.45% to 2.55% 1,563,826 13.52 to 12.27 20,334   2.27%    (4.00)% to  (5.07)%
   2014............................. 1.45% to 2.55% 1,679,031 14.08 to 12.92 22,827   1.56%      7.19% to    5.99%
   2013............................. 1.45% to 2.55% 1,692,926 13.14 to 12.19 21,552   1.63%     23.08% to   21.70%
   2012............................. 1.45% to 2.55% 1,330,237 10.68 to 10.02 13,779   1.82%     10.75% to    9.52%
   2011............................. 1.45% to 2.55% 1,447,561  9.64 to  9.15 13,588   1.75%    (2.73)% to  (3.81)%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2015............................. 1.45% to 2.20%    21,397 15.52 to  8.57    285   3.34%    (3.17)% to  (3.91)%
   2014............................. 1.45% to 2.20%    24,081 16.02 to  8.92    331   0.96%     12.69% to   11.83%
   2013............................. 1.45% to 2.20%    54,127 14.22 to  7.98    660   5.83%      0.95% to    0.18%
   2012............................. 1.45% to 2.20%    19,361 14.09 to  7.96    241   0.42%     25.99% to   25.03%
   2011............................. 1.45% to 2.20%    21,340 11.18 to  6.37    208   3.66%    (8.08)% to  (8.78)%
 Invesco V.I. Government Securities
   Fund -- Series I shares
   2015............................. 0.75% to 0.75%       274 16.86 to 16.86      5   1.90%    (0.41)% to  (0.41)%
   2014............................. 0.75% to 0.75%       259 16.93 to 16.93      4   3.22%      3.36% to    3.36%
   2013............................. 0.75% to 0.75%       241 16.38 to 16.38      4   3.67%    (3.35)% to  (3.35)%
   2012............................. 0.75% to 0.75%       214 16.95 to 16.95      4   2.82%      1.70% to    1.70%
   2011............................. 0.75% to 0.75%       441 16.67 to 16.67      7   1.77%      7.10% to    7.10%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2015............................. 1.45% to 2.55% 5,404,615 17.47 to  9.42 64,412   1.43%    (4.03)% to  (5.10)%
   2014............................. 1.45% to 2.55% 4,091,537 18.20 to  9.93 52,852   1.35%    (1.36)% to  (2.46)%
   2013............................. 1.45% to 2.55% 4,506,508 18.45 to 10.18 59,410   1.03%     17.00% to   15.69%
   2012............................. 1.45% to 2.55% 5,012,990 15.77 to  8.80 56,644   1.26%     13.58% to   12.31%
   2011............................. 1.45% to 2.55% 4,522,712 13.89 to  7.83 47,445   1.18%    (8.34)% to  (9.36)%
 Invesco V.I. Managed Volatility
   Fund -- Series I shares
   2015............................. 0.75% to 0.75%        73 15.72 to 15.72      1   1.43%    (2.89)% to  (2.89)%
   2014............................. 0.75% to 0.75%        84 16.19 to 16.19      1   2.91%     19.67% to   19.67%
   2013............................. 0.75% to 0.75%        78 13.53 to 13.53      1   1.04%      9.93% to    9.93%
   2012............................. 0.75% to 0.75%       288 12.31 to 12.31      4   3.18%      2.83% to    2.83%
   2011............................. 0.75% to 0.75%       302 11.97 to 11.97      4   3.34%     15.58% to   15.58%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Technology Fund --
   Series I shares
   2015........................... 0.75% to 0.75%       308  5.55 to  5.55      2   0.00%       6.01% to    6.01%
   2014........................... 0.75% to 0.75%       324  5.24 to  5.24      2   0.00%      10.22% to   10.22%
   2013........................... 0.75% to 0.75%       339  4.75 to  4.75      2   0.00%      24.20% to   24.20%
   2012........................... 0.75% to 0.75%       325  3.82 to  3.82      1   0.00%      10.44% to   10.44%
   2011........................... 0.75% to 0.75%     3,191  3.46 to  3.46     11   0.19%     (5.76)% to  (5.76)%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2015........................... 1.45% to 2.30%   377,784 15.86 to 10.42  5,705   2.26%    (11.95)% to (12.71)%
   2014........................... 1.45% to 2.30%   427,066 18.01 to 11.93  7,297   1.14%       4.84% to    3.94%
   2013........................... 1.45% to 2.30%   515,435 17.18 to 11.48  8,396   1.20%      31.34% to   30.21%
   2012........................... 1.45% to 2.30%   600,493 13.08 to  8.82  7,428   1.15%      15.95% to   14.94%
   2011........................... 1.45% to 2.30%   774,885 11.28 to  7.67  8,255   0.58%     (4.79)% to  (5.61)%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection
   Fund -- Class II
   2015........................... 1.45% to 2.55% 1,534,053 12.08 to 10.80 17,704   3.44%     (3.88)% to  (4.96)%
   2014........................... 1.45% to 2.55% 5,713,250 12.57 to 11.36 68,266   1.29%       1.80% to    0.67%
   2013........................... 1.45% to 2.55% 6,474,068 12.34 to 11.28 76,251   1.64%     (9.81)% to (10.81)%
   2012........................... 1.45% to 2.55% 6,454,403 13.69 to 12.65 84,749   2.39%       5.83% to    4.64%
   2011........................... 1.45% to 2.55% 6,534,567 12.93 to 12.09 81,354   4.03%      10.13% to    8.90%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth
   Fund -- Class I
   2015........................... 1.45% to 2.05%     4,549 21.61 to 14.71     85   2.10%     (6.99)% to  (7.56)%
   2014........................... 1.45% to 2.05%     4,666 23.23 to 15.92     94   2.03%      10.87% to   10.20%
   2013........................... 1.45% to 2.05%     5,083 20.95 to 14.44     91   2.18%       33.85% to  33.04%
   2012........................... 1.45% to 2.05%     6,283 15.65 to 10.86     84   2.17%      13.08% to   12.39%
   2011........................... 1.45% to 2.05%     6,420 13.84 to  9.66     74   1.53%       1.62% to    1.00%
 VP International Fund -- Class I
   2015........................... 1.45% to 2.20%    46,651 21.07 to  9.36    684   0.39%     (0.70)% to  (1.46)%
   2014........................... 1.45% to 2.20%    55,397 21.22 to  9.50    822   1.66%     (6.88)% to  (7.59)%
   2013........................... 1.45% to 2.20%    58,233 22.79 to 10.28    953   1.79%      20.64% to   19.72%
   2012........................... 1.45% to 2.20%    76,676 18.89 to  8.59  1,032   0.86%      19.40% to   18.49%
   2011........................... 1.45% to 2.20%    91,147 15.82 to  7.25  1,031   1.38%    (13.32)% to (13.98)%
 VP Ultra(R) Fund -- Class I
   2015........................... 1.45% to 2.20%    15,964 22.10 to 16.11    283   0.46%       4.73% to    3.93%
   2014........................... 1.45% to 2.20%    19,944 21.10 to 15.50    338   0.10%       8.40% to    7.58%
   2013........................... 1.45% to 2.05%     3,640 19.47 to 15.12     58   0.55%      35.09% to   34.27%
   2012........................... 1.45% to 2.05%     4,504 14.41 to 11.26     54   0.00%      12.27% to   11.58%
   2011........................... 1.45% to 2.05%     5,004 12.84 to 10.09     54   0.00%     (0.40)% to  (1.00)%
 VP Value Fund -- Class I
   2015........................... 1.45% to 1.45%     2,856 23.25 to 23.25     66   2.10%     (5.28)% to  (5.28)%
   2014........................... 1.45% to 1.45%     3,674 24.54 to 24.54     90   1.51%      11.44% to   11.44%
   2013........................... 1.45% to 1.45%     4,342 22.02 to 22.02     96   1.64%      29.82% to   29.82%
   2012........................... 1.45% to 1.45%     5,226 16.96 to 16.96     89   1.91%      12.91% to   12.91%
   2011........................... 1.45% to 1.45%     6,844 15.02 to 15.02    103   2.01%     (0.45)% to  (0.45)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2015.......................... 1.45% to 2.30%    673,830 17.08 to 14.91  10,554   1.19%     (7.51)% to  (8.31)%
   2014.......................... 1.45% to 2.30%    776,107 18.47 to 16.26  13,134   1.14%       8.04% to    7.11%
   2013.......................... 1.45% to 2.30%    869,233 17.10 to 15.18  13,501   1.15%      35.65% to   34.48%
   2012.......................... 1.45% to 2.30%    997,274 12.60 to 11.29  11,530   1.41%      12.16% to   11.19%
   2011.......................... 1.45% to 2.30%  1,185,080 11.24 to 10.15  12,240   1.56%     (4.19)% to  (5.01)%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2015.......................... 1.45% to 2.55% 24,906,508 16.95 to 11.59 322,921   1.01%     (2.44)% to  (3.53)%
   2014.......................... 1.45% to 2.55% 28,430,985 17.37 to 12.01 379,446   2.11%       0.45% to  (0.67)%
   2013.......................... 1.45% to 2.55% 31,980,142 17.29 to 12.09 426,795   1.01%      12.76% to   11.50%
   2012.......................... 1.45% to 2.55% 36,314,759 15.34 to 10.85 430,659   1.41%       8.37% to    7.16%
   2011.......................... 1.45% to 2.55% 40,363,773 14.15 to 10.12 445,130   2.18%     (5.03)% to  (6.09)%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2015.......................... 1.45% to 1.85%    182,292 18.64 to 17.78   3,356   0.34%       1.03% to    0.62%
   2014.......................... 1.45% to 1.85%    230,781 18.46 to 17.67   4,215   0.35%      12.31% to   11.85%
   2013.......................... 1.45% to 1.85%    258,398 16.43 to 15.80   4,207   0.54%      31.64% to   31.11%
   2012.......................... 1.45% to 1.85%    260,797 12.48 to 12.05   3,231   1.14%      13.15% to   12.69%
   2011.......................... 1.45% to 1.85%    288,746 11.03 to 10.69   3,167   0.64%       0.84% to    0.44%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2015.......................... 1.45% to 2.30%    313,233 17.61 to 14.02   5,313   0.14%     (8.13)% to  (8.92)%
   2014.......................... 1.45% to 2.30%    376,551 19.17 to 15.39   6,964   0.12%       3.54% to    2.65%
   2013.......................... 1.45% to 2.30%    430,630 18.51 to 15.00   7,670   0.40%      40.02% to   38.82%
   2012.......................... 1.45% to 2.30%    805,941 13.22 to 10.80  10,385   0.38%      11.63% to   10.67%
   2011.......................... 1.45% to 2.30%    844,867 11.84 to  9.76   9,742   0.21%     (4.02)% to  (4.85)%
Columbia Funds Variable
  Insurance Trust I
 Columbia Variable Portfolio --
   International Opportunities
   Fund -- Class 2
   2015.......................... 1.45% to 2.55%  5,312,074 21.02 to  8.36  58,982   0.32%     (1.48)% to  (2.58)%
   2014.......................... 1.45% to 2.55%  3,474,708 21.33 to  8.58  44,082   0.03%     (6.47)% to  (7.51)%
   2013.......................... 1.45% to 2.55%  3,758,448 22.81 to  9.27  52,666   0.42%      18.65% to   17.33%
   2012.......................... 1.45% to 2.55%  4,431,272 19.22 to  7.90  53,257   0.93%      15.91% to   14.61%
   2011.......................... 1.45% to 2.55%  5,218,552 16.58 to  6.90  55,303   0.78%    (17.40)% to (18.32)%
 Variable Portfolio -- Loomis
   Sayles Growth Fund II --
   Class 1
   2015.......................... 1.45% to 2.30%  1,031,694 24.26 to 16.23  21,395   0.10%       0.69% to  (0.18)%
   2014.......................... 1.45% to 2.30%  1,184,789 24.09 to 16.26  24,492   0.21%       7.84% to    6.91%
   2013.......................... 1.45% to 2.30%  1,449,566 22.34 to 15.21  28,017   0.23%      33.68% to   32.52%
   2012.......................... 1.45% to 2.30%  1,789,726 16.71 to 11.47  25,951   0.68%      10.61% to    9.65%
   2011.......................... 1.45% to 2.30%  2,153,872 15.11 to 10.46  28,613   0.29%     (4.05)% to  (4.87)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                         Expense as a                          Net   Investment
                                         % of Average                         Assets   Income
                                        Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
Deutsche Variable Series I
 Deutsche Capital Growth
   VIP -- Class B Shares
   2015................................ 1.45% to 1.50%     510 15.72 to 15.68     8    0.38%       6.76% to    6.70%
   2014................................ 1.45% to 1.50%     519 14.72 to 14.69     8    0.33%      11.03% to   10.98%
   2013................................ 1.45% to 1.50%     611 13.26 to 13.24     8    0.93%      32.25% to    2.18%
   2012................................ 1.45% to 1.50%     610 10.03 to 10.02     6    0.56%      13.93% to   13.87%
   2011 (4)............................ 1.45% to 1.50%   1,126 8.80 to   8.80    10    0.00%    (17.29)% to (17.33)%
Deutsche Variable Series II
 Deutsche Large Cap Value
   VIP -- Class B Shares
   2015................................ 1.45% to 2.05%   4,399 12.62 to 12.27    55    1.13%     (8.51)% to  (9.07)%
   2014................................ 1.45% to 2.05%   5,172 13.80 to 13.49    71    1.40%       8.76% to    8.09%
   2013................................ 1.45% to 2.05%   6,444 12.69 to 12.48    81    1.68%      28.65% to   27.87%
   2012................................ 1.45% to 2.05%   7,327  9.86 to  9.76    72    1.68%       7.85% to    7.19%
   2011 (4)............................ 1.45% to 2.05%   8,090  9.14 to  9.11    74    0.00%    (12.44)% to (12.97)%
 Deutsche Small Mid Cap Value
   VIP -- Class B Shares
   2015................................ 1.45% to 2.05%     759 31.14 to 16.59    19    0.00%     (3.63)% to  (4.22)%
   2014................................ 1.45% to 2.05%     906 32.31 to 17.32    24    0.49%       3.57% to    2.94%
   2013................................ 1.45% to 2.05%   1,571 31.20 to 16.83    44    0.95%      32.74% to   31.94%
   2012................................ 1.45% to 2.05%   2,355 23.50 to 12.75    51    0.80%      11.73% to   11.05%
   2011................................ 1.45% to 2.05%   4,312 21.04 to 11.49    86    0.61%     (7.69)% to  (8.25)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio -- Initial
   Shares
   2015................................ 1.45% to 1.45%   3,679 26.39 to 26.39    97    0.60%     (3.70)% to  (3.70)%
   2014................................ 1.45% to 1.45%   4,021 27.41 to 27.41   110    0.98%      10.47% to   10.47%
   2013................................ 1.45% to 1.45%   4,241 24.81 to 24.81   105    1.38%      33.04% to   33.04%
   2012................................ 1.45% to 1.45%   4,457 18.65 to 18.65    83    0.50%      17.94% to   17.94%
   2011................................ 1.45% to 2.05%   5,636 15.81 to 10.44    87    0.54%     (1.06)% to  (1.66)%
 Dreyfus Variable Investment
   Fund -- Money Market Portfolio
   2015................................ 1.45% to 2.05% 107,902  9.69 to  9.18 1,025    0.00%     (1.45)% to  (2.05)%
   2014................................ 1.45% to 2.05% 120,942  9.83 to  9.37 1,174    0.00%     (1.46)% to  (2.06)%
   2013................................ 1.45% to 2.05% 100,946  9.98 to  9.57   986    0.00%     (1.45)% to  (2.05)%
   2012................................ 1.45% to 2.05%  68,739 10.12 to  9.77   688    0.00%     (1.45)% to  (2.06)%
   2011................................ 1.45% to 2.05%  72,669 10.27 to  9.98   737    0.01%     (1.44)% to  (2.04)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2015................................ 1.45% to 2.20% 563,605 21.85 to 14.16 6,219    1.03%     (4.60)% to  (5.32)%
   2014................................ 1.45% to 2.20% 578,244 22.90 to 14.96 6,739    0.85%      11.81% to   10.96%
   2013................................ 1.50% to 1.70% 521,926  9.71 to  9.45 5,075    1.21%      32.33% to   32.06%
   2012................................ 1.50% to 2.05% 523,857  7.34 to 12.19 3,851    0.80%      10.29% to    9.67%
   2011................................ 1.45% to 2.05% 566,457 14.02 to 11.11 3,828    0.89%     (0.56)% to  (1.16)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                 Expense as a                            Net   Investment
                                 % of Average                           Assets   Income
                                Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------ ---------- --------------------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2015........................ 1.45% to 2.55% 3,659,535 12.72 to 10.37 44,138   3.36%     (2.43)% to  (3.52)%
   2014........................ 1.45% to 2.55% 5,609,211 13.04 to 10.75 68,095   3.14%     (0.89)% to  (1.99)%
   2013........................ 1.45% to 2.55% 6,465,984 13.16 to 10.97 79,695   3.48%       2.34% to    1.20%
   2012........................ 1.45% to 2.55% 5,310,021 12.86 to 10.84 64,390   4.17%       5.77% to    4.58%
   2011........................ 1.45% to 2.55% 2,297,228 12.15 to 10.36 27,501   4.22%       1.06% to  (0.06)%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Primary Shares
   2015........................ 1.15% to 1.60%   534,551 32.09 to 18.49 13,214   5.72%     (3.69)% to  (4.13)%
   2014........................ 1.15% to 1.60%   622,420 33.32 to 19.29 15,876   6.35%       1.51% to    1.05%
   2013........................ 1.15% to 1.60%   804,043 32.83 to 19.09 20,139   7.42%       5.76% to    5.28%
   2012........................ 1.15% to 1.60%   987,669 31.04 to 18.13 23,746   7.75%      13.37% to   12.86%
   2011........................ 1.15% to 1.60% 1,082,614 27.38 to 16.06 22,866   8.97%       3.96% to    3.49%
 Federated High Income Bond
   Fund II -- Service Shares
   2015........................ 1.45% to 2.30%   773,179 19.49 to 15.02 14,898   6.22%     (4.13)% to  (4.96)%
   2014........................ 1.45% to 2.30% 1,313,299 20.33 to 15.80 26,542   5.87%       0.94% to    0.07%
   2013........................ 1.45% to 2.30% 1,545,902 20.14 to 15.79 31,011   7.24%       5.18% to    4.27%
   2012........................ 1.45% to 2.30% 2,091,309 19.15 to 15.14 39,974   7.59%      12.64% to   11.67%
   2011........................ 1.45% to 2.30% 2,063,018 17.00 to 13.56 34,906   8.96%       3.40% to    2.52%
 Federated Kaufmann Fund II --
   Service Shares
   2015........................ 1.45% to 2.40%   782,264 28.44 to 13.26 20,458   0.00%       4.61% to    3.61%
   2014........................ 1.45% to 2.40%   878,186 27.18 to 12.80 21,843   0.00%       7.85% to    6.81%
   2013........................ 1.45% to 2.40% 1,044,827 25.20 to 11.98 24,191   0.00%      37.65% to   36.33%
   2012........................ 1.45% to 2.40% 1,260,634 18.31 to  8.79 21,186   0.00%      15.31% to   14.20%
   2011........................ 1.45% to 2.55% 5,911,389 15.88 to  7.64 59,382   0.87%    (14.74)% to (15.69)%
 Federated Managed Tail Risk
   Fund II -- Primary Shares
   2015........................ 1.15% to 1.60%   554,124 11.48 to 11.18  6,250   1.72%     (7.37)% to  (7.79)%
   2014........................ 1.15% to 1.60%   622,189 12.39 to 12.12  7,599   1.82%     (2.11)% to  (2.55)%
   2013........................ 1.15% to 1.60%   720,576 12.66 to 12.44  9,018   1.03%      15.11% to   14.59%
   2012........................ 1.15% to 1.60%   855,844 10.99 to 10.86  9,332   0.56%       8.90% to    8.41%
   2011........................ 1.15% to 1.60% 1,004,660 10.10 to 10.01 10,089   0.74%     (6.38)% to  (6.80)%
 Federated Managed Volatility
   Fund II
   2015........................ 1.15% to 1.60%   340,033 25.63 to 12.45  6,409   4.50%     (8.62)% to  (9.03)%
   2014........................ 1.15% to 1.60%   422,368 28.04 to 13.68  8,657   3.26%       2.72% to    2.25%
   2013........................ 1.15% to 1.60%   468,497 27.30 to 13.38  9,574   2.90%      20.34% to   19.80%
   2012........................ 1.15% to 1.60%   512,990 22.69 to 11.17  8,752   2.92%      12.24% to   11.73%
   2011........................ 1.15% to 1.60%   540,001 20.21 to 10.00  8,295   3.93%       3.57% to    3.10%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                  Expense as a                             Net    Investment
                                  % of Average                            Assets    Income
                                 Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- -------------- ------- ---------- -------------------
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/
   Portfolio -- Initial Class
   2015......................... 1.15% to 1.60%  1,180,761 48.56 to 15.58  49,442   1.52%    (1.01)% to  (1.46)%
   2014......................... 1.15% to 1.60%  1,328,926 49.05 to 15.81  56,246   1.45%      4.62% to    4.14%
   2013......................... 1.15% to 1.60%  1,504,410 46.89 to 15.18  60,584   1.54%     14.38% to   13.86%
   2012......................... 1.15% to 1.60%  1,717,147 40.99 to 13.33  60,115   1.49%     11.18% to   10.68%
   2011......................... 1.15% to 1.60%  1,999,658 36.87 to 12.05  61,909   1.86%    (3.68)% to  (4.11)%
 VIP Asset Manager/SM/
   Portfolio -- Service Class 2
   2015......................... 1.45% to 2.30%    603,415 15.64 to 13.96   8,975   1.30%    (1.51)% to  (2.36)%
   2014......................... 1.45% to 2.30%    720,857 15.88 to 14.30  10,985   1.18%      4.01% to    3.11%
   2013......................... 1.45% to 2.30%    852,739 15.27 to 13.87  12,521   1.30%     13.67% to   12.69%
   2012......................... 1.45% to 2.30%    991,187 13.44 to 12.31  12,836   1.23%     10.60% to    9.65%
   2011......................... 1.45% to 2.30%  1,243,753 12.15 to 11.22  14,615   1.60%    (4.22)% to  (5.05)%
 VIP Balanced Portfolio --
   Service Class 2
   2015......................... 1.45% to 2.55%  4,846,903 15.51 to 12.75  69,426   1.29%    (1.09)% to  (2.20)%
   2014......................... 1.45% to 2.55%  5,203,096 15.68 to 13.03  75,563   1.22%      8.42% to    7.21%
   2013......................... 1.45% to 2.55%  6,037,701 14.46 to 12.16  81,679   1.30%     17.55% to   16.24%
   2012......................... 1.45% to 2.55%  6,503,500 12.30 to 10.46  75,098   1.52%     13.15% to   11.89%
   2011......................... 1.45% to 2.55%  6,881,761 10.87 to  9.35  70,645   1.40%    (5.22)% to  (6.27)%
 VIP Contrafund(R) Portfolio --
    Initial Class
   2015......................... 1.15% to 1.60%  2,752,822 69.78 to 22.68 113,615   0.99%    (0.49)% to  (0.94)%
   2014......................... 1.15% to 1.60%  3,170,224 70.12 to 22.90 130,449   0.92%     10.66% to   10.16%
   2013......................... 1.15% to 1.60%  3,680,306 63.37 to 20.79 136,622   1.03%     29.78% to   29.19%
   2012......................... 1.15% to 1.60%  4,390,853 48.83 to 16.09 123,400   1.28%     15.07% to   14.55%
   2011......................... 1.15% to 1.60%  5,110,949 42.43 to 14.05 124,220   0.95%    (3.64)% to  (4.08)%
 VIP Contrafund(R) Portfolio --
    Service Class 2
   2015......................... 1.45% to 2.55% 12,956,480 27.49 to 13.42 217,809   0.76%    (1.04)% to  (2.15)%
   2014......................... 1.45% to 2.55% 14,917,759 27.77 to 13.72 254,029   0.67%     10.04% to    8.81%
   2013......................... 1.45% to 2.55% 18,704,173 25.24 to 12.61 290,517   0.79%     29.05% to   27.62%
   2012......................... 1.45% to 2.55% 22,275,144 19.56 to  9.88 267,620   1.09%     14.45% to   13.17%
   2011......................... 1.45% to 2.55%  8,717,847 17.09 to  8.73 115,951   0.74%    (4.19)% to  (5.26)%
 VIP Dynamic Capital
   Appreciation Portfolio --
    Service Class 2
   2015......................... 1.45% to 1.70%    109,997 25.47 to 24.67   2,724   0.58%    (0.44)% to  (0.69)%
   2014......................... 1.45% to 1.85%    121,092 25.59 to 19.59   3,019   0.23%      9.06% to    8.61%
   2013......................... 1.45% to 1.85%    121,851 23.46 to 18.04   2,704   0.11%     36.25% to   35.70%
   2012......................... 1.45% to 1.85%    127,184 17.22 to 13.29   2,111   0.41%     20.47% to   19.98%
   2011......................... 1.45% to 1.85%    149,191 14.29 to 11.08   2,038   0.00%    (4.17)% to  (4.56)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 VIP Equity-Income Portfolio --
    Initial Class
   2015.......................... 1.15% to 1.60%  1,941,908 78.85 to 15.78  85,286   3.05%    (5.07)% to  (5.50)%
   2014.......................... 1.15% to 1.60%  2,273,456 83.06 to 16.70 102,554   2.71%      7.47% to    6.98%
   2013.......................... 1.15% to 1.60%  2,651,068 77.29 to 15.61 111,500   2.43%     26.67% to   26.10%
   2012.......................... 1.15% to 1.60%  3,054,947 61.01 to 12.38 100,588   3.01%     15.95% to   15.43%
   2011.......................... 1.15% to 1.60%  3,627,740 52.62 to 10.72 100,854   2.38%    (0.19)% to  (0.64)%
 VIP Equity-Income Portfolio --
    Service Class 2
   2015.......................... 1.45% to 2.55%  7,297,938 20.11 to 10.18 102,422   2.83%    (5.63)% to  (6.68)%
   2014.......................... 1.45% to 2.55%  8,323,101 21.31 to 10.91 125,027   2.40%      6.91% to    5.71%
   2013.......................... 1.45% to 2.55% 10,658,918 19.94 to 10.32 148,989   2.22%     25.97% to   24.57%
   2012.......................... 1.45% to 2.55% 12,250,530 15.83 to  8.29 135,616   2.88%     15.35% to   14.06%
   2011.......................... 1.45% to 2.55%  4,524,978 13.72 to  7.27  52,474   2.08%    (0.80)% to  (1.91)%
 VIP Growth & Income
   Portfolio -- Initial Class
   2015.......................... 0.75% to 1.60%    988,658 17.82 to 15.05  20,872   1.99%    (3.01)% to  (3.83)%
   2014.......................... 0.75% to 1.60%  1,161,410 18.37 to 15.65  25,427   1.69%      9.64% to    8.71%
   2013.......................... 0.75% to 1.60%  1,328,374 16.75 to 14.40  26,538   1.85%     32.56% to   31.43%
   2012.......................... 0.75% to 1.60%  1,548,381 12.64 to 10.96  23,113   2.13%     17.67% to   16.67%
   2011.......................... 0.75% to 1.60%  1,851,869 10.74 to  9.39  23,428   1.72%      0.85% to  (0.01)%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2015.......................... 1.45% to 1.95%    965,172 19.94 to 16.64  14,971   1.78%    (3.95)% to  (4.44)%
   2014.......................... 1.45% to 1.95%  1,108,786 20.76 to 17.41  18,025   1.47%      8.63% to    8.08%
   2013.......................... 1.45% to 1.95%  1,294,015 19.11 to 16.11  19,438   1.64%     31.32% to   30.65%
   2012.......................... 1.45% to 2.20%  1,265,696 14.55 to 12.09  14,604   1.99%     16.53% to   15.64%
   2011.......................... 1.45% to 1.95%  1,371,950 12.49 to 10.63  13,548   1.47%    (0.11)% to  (0.61)%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2015.......................... 0.75% to 1.60%    597,694 16.96 to 13.55  10,857   0.18%      4.82% to    3.92%
   2014.......................... 0.75% to 1.60%    636,257 16.18 to 13.03  11,009   0.21%     11.36% to   10.41%
   2013.......................... 0.75% to 1.60%    757,951 14.53 to 11.81  11,844   0.30%     36.86% to   35.70%
   2012.......................... 0.75% to 1.60%    841,179 10.62 to  8.70   9,669   0.39%     18.71% to   17.70%
   2011.......................... 0.75% to 1.60%    893,331  8.94 to  7.39   8,842   0.16%      1.53% to    0.67%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2015.......................... 1.45% to 2.55%  3,219,169 16.66 to 15.94  53,045   0.00%      3.82% to    2.66%
   2014.......................... 1.45% to 2.55%  1,637,927 16.05 to 15.53  26,079   0.01%     10.32% to    9.09%
   2013.......................... 1.45% to 2.55%  2,116,562 14.54 to 14.23  30,629   0.05%     35.55% to   34.03%
   2012 (4)...................... 1.45% to 2.55%  2,734,942 10.73 to 10.62  29,273   0.16%      7.88% to    6.68%
 VIP Growth Portfolio -- Initial
   Class
   2015.......................... 1.15% to 1.60%  1,458,117 97.42 to 15.15  60,912   0.25%      5.94% to    5.46%
   2014.......................... 1.15% to 1.60%  1,653,644 91.95 to 14.36  65,296   0.18%     10.02% to    9.52%
   2013.......................... 1.15% to 1.60%  1,949,834 83.58 to 13.12  69,536   0.28%     34.77% to   34.16%
   2012.......................... 1.15% to 1.60%  2,281,334 62.02 to  9.78  59,904   0.57%     13.36% to   12.85%
   2011.......................... 1.15% to 1.60%  2,679,282 54.71 to  8.66  61,236   0.35%    (0.95)% to  (1.39)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Portfolio --
    Service Class 2
   2015........................... 1.45% to 2.30%  1,583,867 23.66 to 17.34  23,366   0.03%       5.35% to    4.45%
   2014........................... 1.45% to 2.30%  1,784,045 22.46 to 16.60  24,952   0.00%       9.40% to    8.46%
   2013........................... 1.45% to 2.30%  1,972,296 20.53 to 15.31  25,263   0.05%      34.03% to   32.87%
   2012........................... 1.45% to 2.30%  1,947,729 15.32 to 11.52  17,689   0.32%      12.74% to   11.77%
   2011........................... 1.45% to 2.30%  2,567,808 13.58 to 10.31  19,928   0.13%     (1.48)% to  (2.33)%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2015........................... 1.45% to 2.55% 11,150,979 12.50 to 11.34 136,060   2.57%     (2.29)% to  (3.38)%
   2014........................... 1.45% to 2.55%  7,898,918 12.80 to 11.74  98,977   1.79%       4.09% to    2.92%
   2013........................... 1.45% to 2.55%  9,956,962 12.29 to 11.41 120,149   2.01%     (3.49)% to  (4.57)%
   2012........................... 1.45% to 2.55% 11,363,659 12.74 to 11.95 142,492   2.20%       4.07% to    2.90%
   2011........................... 1.45% to 2.55%  1,333,152 12.24 to 11.62  16,221   3.45%       5.49% to    4.31%
 VIP Mid Cap Portfolio -- Initial
   Class
   2015........................... 0.75% to 0.75%        281 36.78 to 36.78      10   0.40%     (2.13)% to  (2.13)%
   2014........................... 0.75% to 0.75%        654 37.58 to 37.58      25   0.25%       5.49% to    5.49%
   2013........................... 0.75% to 0.75%        835 35.63 to 35.63      30   0.47%      35.21% to   35.21%
   2012........................... 0.75% to 0.75%      1,029 26.35 to 26.35      27   0.64%      13.97% to   13.97%
   2011........................... 0.75% to 0.75%      1,514 23.12 to 23.12      35   0.26%    (11.28)% to (11.28)%
 VIP Mid Cap Portfolio --
    Service Class 2
   2015........................... 1.15% to 2.55%  5,166,230 36.39 to 13.47 120,030   0.22%     (2.76)% to  (4.14)%
   2014........................... 1.15% to 2.55%  8,185,089 37.42 to 14.05 178,781   0.02%       4.81% to    3.33%
   2013........................... 1.15% to 2.55%  8,705,874 35.71 to 13.60 189,779   0.26%      34.31% to   32.41%
   2012........................... 1.15% to 2.55% 10,619,523 26.59 to 10.27 170,431   0.39%      13.24% to   11.63%
   2011........................... 1.15% to 2.55%  4,889,281 23.48 to  9.20  97,950   0.02%    (11.88)% to (13.12)%
 VIP Overseas Portfolio --
    Initial Class
   2015........................... 0.75% to 1.60%    762,153 13.37 to 13.80  19,244   1.30%       2.85% to    1.97%
   2014........................... 0.75% to 1.60%    858,699 13.00 to 13.53  20,923   1.26%     (8.77)% to  (9.55)%
   2013........................... 0.75% to 1.60%    980,163 14.25 to 14.96  26,593   1.36%      29.46% to   28.36%
   2012........................... 0.75% to 1.60%  1,100,757 11.01 to 11.65  23,478   1.92%      19.83% to   18.81%
   2011........................... 0.75% to 1.60%  1,234,488  9.19 to  9.81  22,127   1.31%    (17.78)% to (18.49)%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2015........................... 1.45% to 2.20%    166,905 18.05 to 17.10   2,983   0.39%     (4.59)% to  (5.32)%
   2014........................... 1.45% to 2.20%    432,519 18.92 to 18.06   8,129   0.68%       4.97% to    4.17%
   2013........................... 1.45% to 2.20%    698,052 18.02 to 17.34  12,418   0.81%      28.30% to   27.32%
   2012........................... 1.45% to 2.20%    326,129 14.05 to 13.62   4,494   0.44%      25.22% to   24.26%
   2011........................... 1.45% to 2.10%    278,601 11.22 to 10.66   3,058   0.70%    (10.35)% to (10.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                 Expense as a                             Net    Investment
                                 % of Average                            Assets    Income
                                Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Founding Funds
   Allocation VIP Fund --
   Class 2 Shares
   2015........................ 1.45% to 2.55%  7,499,839 11.02 to 10.03  79,033    2.95%    (7.57)% to  (8.61)%
   2014........................ 1.45% to 2.55%  8,534,379 11.92 to 10.98  97,685    2.81%      1.36% to    0.23%
   2013........................ 1.45% to 2.55%  9,901,884 11.76 to 10.95 112,297   11.82%     21.98% to   20.62%
   2012........................ 1.45% to 2.55% 11,368,166  9.64 to  9.08 106,153    2.81%     13.66% to   12.39%
   2011........................ 1.45% to 2.55% 12,885,675  8.48 to  8.08 106,353    0.02%    (2.97)% to  (4.05)%
 Franklin Income VIP Fund --
   Class 2 Shares
   2015........................ 1.45% to 2.55% 26,571,825 15.15 to 10.75 347,887    4.63%    (8.40)% to  (9.43)%
   2014........................ 1.45% to 2.55% 30,814,546 16.54 to 11.87 443,304    4.98%      3.10% to    1.95%
   2013........................ 1.45% to 2.55% 36,458,803 16.04 to 11.64 511,869    6.39%     12.29% to   11.04%
   2012........................ 1.45% to 2.55% 42,955,777 14.29 to 10.49 540,761    6.45%     11.02% to    9.77%
   2011........................ 1.45% to 2.55% 50,630,331 12.87 to  9.55 578,783    5.75%      0.90% to  (0.22)%
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2015........................ 1.45% to 2.05%     10,902 20.78 to 15.88     219    0.26%      4.09% to    3.46%
   2014........................ 1.45% to 2.05%     13,687 19.97 to 15.35     266    1.08%     10.83% to   10.16%
   2013........................ 1.45% to 2.05%     16,596 18.02 to 13.94     291    1.04%     26.77% to   26.00%
   2012........................ 1.45% to 2.05%     23,883 14.21 to 11.06     332    0.84%     10.74% to   10.06%
   2011........................ 1.45% to 2.05%     27,495 12.83 to 10.05     346    0.65%    (2.93)% to  (3.52)%
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2015........................ 1.45% to 2.40%  1,027,325 19.97 to 10.26  16,240    3.02%    (6.32)% to  (7.22)%
   2014........................ 1.45% to 2.40%  1,178,337 21.32 to 11.06  19,991    1.95%      5.57% to    4.55%
   2013........................ 1.45% to 2.40%  1,347,948 20.19 to 10.58  21,576    2.05%     26.40% to   25.18%
   2012........................ 1.45% to 2.40%  1,581,716 15.97 to  8.45  19,988    1.84%     12.58% to   11.50%
   2011........................ 1.45% to 2.55%  6,183,615 14.19 to  7.53  59,135    2.37%    (2.47)% to  (3.56)%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2015........................ 1.15% to 1.60%    560,407 13.67 to 13.00   7,415    3.52%    (7.39)% to  (7.80)%
   2014........................ 1.15% to 1.60%    626,738 14.76 to 14.10   8,978    2.13%   (11.91)% to (12.31)%
   2013........................ 1.15% to 1.60%    704,377 16.76 to 16.08  11,488    2.53%     21.86% to   21.31%
   2012........................ 0.75% to 1.60%    745,396 14.20 to 13.26   9,998    3.24%     17.70% to   16.70%
   2011........................ 1.15% to 1.60%    817,020 11.73 to 11.36   9,374    1.95%   (11.47)% to (11.87)%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2015........................ 1.45% to 2.20%     86,044 19.28 to  8.51   1,101    3.08%    (7.85)% to  (8.55)%
   2014........................ 1.45% to 2.20%     95,930 20.92 to  9.31   1,342    1.82%   (12.42)% to (13.09)%
   2013........................ 1.45% to 2.20%     94,061 23.89 to 10.71   1,541    2.41%     21.19% to   20.27%
   2012........................ 1.45% to 2.20%    126,214 19.71 to  8.90   1,688    3.17%     16.51% to   15.63%
   2011........................ 1.45% to 2.20%    103,850 16.92 to  7.70   1,285    1.67%   (11.93)% to (12.60)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                  Expense as a                             Net    Investment
                                  % of Average                            Assets    Income
                                 Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- -------------- ------- ---------- -------------------
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2015......................... 1.15% to 1.40%    420,869 18.12 to 17.62   7,468   7.78%    (5.20)% to  (5.44)%
   2014......................... 1.15% to 1.40%    515,215 19.11 to 18.63   9,653   5.13%      0.95% to    0.69%
   2013......................... 1.15% to 1.40%    577,510 18.93 to 18.51  10,735   4.87%      0.72% to    0.46%
   2012......................... 1.15% to 1.40%    668,902 18.80 to 18.42  12,374   6.57%     13.98% to   13.69%
   2011......................... 1.15% to 1.40%    748,067 16.49 to 16.20  12,165   5.58%    (1.75)% to  (1.99)%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2015......................... 1.45% to 2.20%    929,502 10.79 to 10.02   9,516   2.59%    (7.84)% to  (8.54)%
   2014......................... 1.45% to 2.20%  1,058,142 11.70 to 10.95  11,802   1.28%    (4.22)% to  (4.95)%
   2013......................... 1.45% to 2.20%  1,475,205 12.22 to 11.52  17,368   2.41%     28.92% to   27.94%
   2012......................... 1.45% to 2.20%  1,436,617  9.48 to  9.01  13,084   2.07%     19.31% to   18.40%
   2011......................... 1.45% to 2.20%  1,512,777  7.94 to  7.61  11,548   1.34%    (8.32)% to  (9.02)%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2015......................... 1.45% to 1.95%    740,069 21.85 to 16.67  12,419   0.91%    (5.94)% to  (6.42)%
   2014......................... 1.45% to 1.95%    827,195 23.23 to 17.82  14,781   0.82%      9.89% to    9.33%
   2013......................... 1.45% to 2.10%    960,160 21.14 to 16.27  15,643   0.89%     31.15% to   30.29%
   2012......................... 1.45% to 2.10%  1,079,397 16.12 to 12.48  13,554   1.14%     11.76% to   11.03%
   2011......................... 1.45% to 2.10%  1,273,957 14.42 to 11.24  14,328   0.81%    (3.02)% to  (3.66)%
 Income Fund -- Class 1 Shares
   2015......................... 0.75% to 2.35%  1,702,881 17.16 to 11.26  24,410   2.10%    (1.17)% to  (2.76)%
   2014......................... 0.75% to 2.35%  1,953,175 17.37 to 11.58  28,535   2.17%      4.33% to    2.65%
   2013......................... 0.75% to 2.35%  2,178,712 16.65 to 11.28  30,652   2.40%    (2.08)% to  (3.66)%
   2012......................... 0.75% to 2.35%  2,605,073 17.00 to 11.71  38,054   2.11%      4.90% to    3.20%
   2011......................... 0.75% to 2.35%  3,247,690 16.21 to 11.35  45,800   4.07%      6.40% to    4.69%
 Premier Growth Equity Fund --
   Class 1 Shares
   2015......................... 0.75% to 2.10%  1,661,850 18.90 to 17.91  30,959   0.46%      2.52% to    1.13%
   2014......................... 0.75% to 2.10%  1,840,075 18.44 to 17.71  33,758   0.47%     13.20% to   11.66%
   2013......................... 0.75% to 2.10%  2,124,592 16.29 to 15.86  34,859   0.54%     33.87% to   32.05%
   2012......................... 0.75% to 2.10%  2,489,095 12.17 to 12.01  30,758   0.83%     19.97% to   18.34%
   2011......................... 0.75% to 2.10%  3,236,743 10.14 to 10.15  33,683   0.19%    (0.28)% to  (1.63)%
 Real Estate Securities Fund --
   Class 1 Shares
   2015......................... 0.75% to 2.55%  2,028,003 49.00 to 13.42  63,576   1.69%      3.78% to    1.90%
   2014......................... 0.75% to 2.55%  2,413,755 47.22 to 13.17  73,692   1.64%     30.91% to   28.54%
   2013......................... 0.75% to 2.55%  4,052,098 36.07 to 10.24  82,755   1.57%      1.83% to  (0.02)%
   2012......................... 0.75% to 2.55%  2,397,627 35.42 to 10.25  64,381   1.84%     15.91% to   13.81%
   2011......................... 0.75% to 2.55%  2,683,707 30.56 to  9.00  63,442   1.24%      9.03% to    7.06%
 S&P 500(R) Index Fund
   2015......................... 0.75% to 2.35%  6,549,734 16.21 to 14.81 145,375   2.15%      0.32% to  (1.30)%
   2014......................... 0.75% to 2.35%  7,374,743 16.15 to 15.01 165,498   1.60%     12.43% to   10.62%
   2013......................... 0.75% to 2.55%  8,409,723 14.37 to 11.85 169,583   1.73%     30.98% to   28.61%
   2012......................... 0.75% to 2.55%  9,702,710 10.97 to  9.22 150,686   1.91%     14.83% to   12.74%
   2011......................... 0.75% to 2.55% 10,777,158  9.55 to  8.18 148,251   1.73%      0.94% to  (0.88)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                Expense as a                               Net     Investment
                                % of Average                              Assets     Income
                               Net Assets (1)    Units      Unit Value     000s    Ratio (2)    Total Return (3)
                               -------------- ----------- -------------- --------- ---------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2015....................... 1.15% to 2.30%   1,314,746 27.42 to 15.95    33,273   0.00%     (5.23)% to  (6.33)%
   2014....................... 1.15% to 2.30%   1,402,842 28.93 to 17.03    37,546   0.00%       2.58% to    1.38%
   2013....................... 1.15% to 2.30%   1,675,499 28.20 to 16.80    43,824   0.00%      35.31% to   33.74%
   2012....................... 1.15% to 2.30%   1,896,838 20.84 to 12.56    36,787   0.01%      13.25% to   11.93%
   2011....................... 1.15% to 2.30%   2,406,365 18.40 to 11.22    41,381   0.00%       1.95% to    0.76%
 Total Return Fund -- Class 1
   Shares
   2015....................... 0.75% to 2.30%  51,257,510 16.89 to 12.80   791,790   1.68%     (1.87)% to  (3.41)%
   2014....................... 0.75% to 2.30%  58,415,695 17.21 to 13.25   922,904   1.64%       4.53% to    2.90%
   2013....................... 0.75% to 2.30%  67,335,272 16.46 to 12.88 1,025,906   1.48%      14.07% to   12.29%
   2012....................... 0.75% to 2.30%  73,850,035 14.43 to 11.47   994,987   1.54%      11.70% to    9.96%
   2011....................... 0.75% to 2.30%  81,217,505 12.92 to 10.43   985,186   1.68%     (3.57)% to  (5.08)%
 Total Return Fund -- Class 3
   Shares
   2015....................... 1.45% to 2.55%  66,025,483 12.51 to 10.21   748,990   1.44%     (2.77)% to  (3.86)%
   2014....................... 1.45% to 2.55%  75,427,525 12.86 to 10.62   883,287   1.40%       3.55% to    2.39%
   2013....................... 1.45% to 2.55%  87,086,756 12.42 to 10.37   988,824   1.22%      12.98% to   11.72%
   2012....................... 1.45% to 2.55%  98,775,639 11.00 to  9.28   997,523   1.29%      10.62% to    9.38%
   2011....................... 1.45% to 2.55% 110,528,192  9.94 to  8.48 1,014,142   1.45%     (4.50)% to  (5.56)%
 U.S. Equity Fund -- Class 1
   Shares
   2015....................... 0.75% to 1.85%   1,586,449 17.33 to 16.70    27,033   1.04%     (3.04)% to  (4.11)%
   2014....................... 0.75% to 1.85%   1,698,913 17.87 to 17.41    30,273   0.92%      11.93% to   10.69%
   2013....................... 0.75% to 1.85%   1,844,437 15.97 to 15.73    29,293   0.95%      32.91% to   31.44%
   2012....................... 0.75% to 1.85%   2,146,107 12.02 to 11.97    25,799   1.22%      14.93% to   13.65%
   2011....................... 0.75% to 1.85%   2,531,170 10.45 to 10.53    26,806   0.71%     (3.64)% to  (4.70)%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Large Cap
   Value Fund --
   Institutional Shares
   2015....................... 1.15% to 1.60%     540,209 15.41 to 14.79     8,322   1.35%     (5.51)% to  (5.94)%
   2014....................... 1.15% to 1.60%     631,084 16.31 to 15.73    10,331   1.32%      11.64% to   11.13%
   2013....................... 1.15% to 1.60%     772,229 14.61 to 14.15    11,349   1.19%      31.70% to   31.11%
   2012....................... 1.15% to 1.60%     838,830 11.09 to 10.79     9,408   1.32%      17.75% to   17.22%
   2011....................... 1.15% to 1.60%   1,018,930  9.42 to  9.21     9,728   1.14%     (8.12)% to  (8.53)%
 Goldman Sachs Mid Cap
   Value Fund --
   Institutional Shares
   2015....................... 1.15% to 2.30%   1,386,533 33.96 to 15.69    43,127   0.35%    (10.29)% to (11.33)%
   2014....................... 1.15% to 2.30%   1,835,320 37.85 to 17.70    59,983   0.99%      12.26% to   10.96%
   2013....................... 1.15% to 2.30%   1,995,853 33.72 to 15.95    60,621   0.81%      31.37% to   29.84%
   2012....................... 1.15% to 2.30%   2,244,886 25.67 to 12.29    53,736   1.12%      17.10% to   15.74%
   2011....................... 1.15% to 2.30%   2,611,778 21.92 to 10.62    53,592   0.71%     (7.45)% to  (8.53)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
 Goldman Sachs Money Market
   Fund -- Service Shares
   2015........................... 0.75% to 2.55% 14,686,855   9.75 to 9.16 139,172   0.01%    (0.74)% to  (2.54)%
   2014........................... 0.75% to 2.55% 16,425,706   9.82 to 9.40 158,168   0.01%    (0.74)% to  (2.54)%
   2013........................... 0.75% to 2.55% 17,668,537   9.90 to 9.64 172,860   0.01%    (0.74)% to  (2.54)%
   2012 (4)....................... 0.75% to 2.55% 20,290,027   9.97 to 9.89 201,609   0.00%    (0.74)% to  (2.53)%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2015........................... 1.45% to 2.20%    286,159 13.97 to 12.34   3,859   4.24%    (0.35)% to  (1.11)%
   2014........................... 1.45% to 2.20%    233,274 14.02 to 12.48   3,179   3.84%      3.40% to    2.61%
   2013........................... 1.45% to 2.20%    267,217 13.56 to 12.16   3,539   4.79%    (2.90)% to  (3.64)%
   2012........................... 1.45% to 2.20%    332,979 13.96 to 12.62   4,553   4.76%      3.80% to    3.01%
   2011........................... 1.45% to 2.20%    399,516 13.45 to 12.25   5,280   5.58%      5.90% to    5.10%
 JPMorgan Insurance Trust
   Intrepid Mid Cap Portfolio --
   Class 1
   2015........................... 1.45% to 2.20%     23,578 16.13 to 13.50     365   0.66%    (7.24)% to  (7.94)%
   2014........................... 1.45% to 2.20%     26,243 17.38 to 14.66     439   0.64%     14.18% to   13.31%
   2013........................... 1.45% to 2.20%     31,578 15.23 to 12.94     465   1.11%     38.55% to   37.50%
   2012........................... 1.45% to 2.20%     47,610 10.99 to  9.41     507   0.81%     14.44% to   13.57%
   2011........................... 1.45% to 2.20%     58,290  9.60 to  8.29     545   0.81%    (2.95)% to  (3.69)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2015........................... 1.45% to 2.05%      3,695 26.58 to 25.52      97   1.01%    (4.07)% to  (4.65)%
   2014........................... 1.45% to 2.05%      3,942 27.71 to 26.76     108   0.78%     13.44% to   12.75%
   2013........................... 1.45% to 2.05%      4,772 24.42 to 23.73     115   1.06%     30.38% to   29.59%
   2012........................... 1.45% to 2.05%      5,607 18.73 to 18.31     104   1.07%     18.63% to   17.90%
   2011........................... 1.45% to 2.05%      7,510 15.79 to 15.53     118   1.46%      0.68% to    0.07%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2015........................... 1.45% to 1.45%        292 25.35 to 25.35       7   0.14%    (6.66)% to  (6.66)%
   2014........................... 1.45% to 1.45%        292 27.16 to 27.16       8   0.11%      8.01% to    8.01%
   2013........................... 1.45% to 1.45%      1,851 25.15 to 25.15      47   0.69%     40.23% to   40.23%
   2012........................... 1.45% to 1.45%      2,639 17.93 to 17.93      47   0.25%     17.99% to   17.99%
   2011........................... 1.45% to 1.45%      1,671 15.20 to 15.20      25   0.13%    (6.15)% to  (6.15)%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2015........................... 1.45% to 2.20%     63,151 19.07 to 15.25   1,158   1.16%    (0.60)% to  (1.35)%
   2014........................... 1.45% to 2.20%     70,097 19.19 to 15.46   1,294   0.94%     12.25% to   11.40%
   2013........................... 1.45% to 2.20%     83,693 17.09 to 13.88   1,382   1.33%     34.24% to   33.22%
   2012........................... 1.45% to 2.20%    121,740 12.73 to 10.42   1,501   1.48%     15.94% to   15.05%
   2011........................... 1.45% to 2.20%    201,928 10.98 to  9.05   2,161   1.13%    (3.29)% to  (4.02)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
Janus Aspen Series
 Balanced Portfolio --
    Institutional Shares
   2015........................... 1.15% to 1.60%  2,351,321 50.48 to 21.68  80,984   1.58%    (0.54)% to  (0.99)%
   2014........................... 1.15% to 1.60%  2,693,920 50.76 to 21.90  93,337   1.73%      7.26% to    6.78%
   2013........................... 1.15% to 1.60%  3,140,078 47.32 to 20.51 100,092   1.52%     18.77% to   18.24%
   2012........................... 1.15% to 1.60%  3,628,099 39.84 to 17.35  97,256   2.77%     12.31% to   11.80%
   2011........................... 1.15% to 1.60%  4,272,526 35.48 to 15.52 101,967   2.39%      0.47% to    0.02%
 Balanced Portfolio -- Service
   Shares
   2015........................... 1.45% to 2.55%  6,591,303 22.19 to 14.29 115,048   1.37%    (1.05)% to  (2.15)%
   2014........................... 1.45% to 2.55%  7,502,341 22.43 to 14.60 132,960   1.50%      6.67% to    5.48%
   2013........................... 1.45% to 2.55%  8,424,542 21.03 to 13.84 139,847   1.33%     18.07% to   16.75%
   2012........................... 1.45% to 2.55%  9,214,179 17.81 to 11.86 129,506   2.48%     11.73% to   10.48%
   2011........................... 1.45% to 2.55% 10,546,753 15.94 to 10.73 133,861   2.12%    (0.11)% to  (1.22)%
 Enterprise Portfolio --
    Institutional Shares
   2015........................... 1.15% to 1.60%  1,209,980 69.14 to 19.40  46,516   0.63%      2.83% to    2.37%
   2014........................... 1.15% to 1.60%  1,377,241 67.23 to 18.95  51,555   0.16%     11.23% to   10.73%
   2013........................... 1.15% to 1.60%  1,610,634 60.44 to 17.11  53,909   0.50%     30.86% to   30.27%
   2012........................... 1.15% to 1.60%  1,947,561 46.19 to 13.14  49,303   0.00%     15.94% to   15.41%
   2011........................... 1.15% to 1.60%  2,230,940 39.84 to 11.38  49,328   0.00%    (2.55)% to  (2.99)%
 Enterprise Portfolio -- Service
   Shares
   2015........................... 1.50% to 1.70%    414,922 10.40 to 10.08   4,758   0.52%      2.21% to    2.00%
   2014........................... 1.50% to 1.70%    434,592 10.18 to  9.88   4,893   0.03%     10.56% to   10.33%
   2013........................... 1.50% to 1.70%    484,698  9.21 to  8.96   4,979   0.37%     30.06% to   29.80%
   2012........................... 1.50% to 1.70%    552,725  7.08 to  6.90   4,412   0.00%     15.23% to   14.99%
   2011........................... 1.50% to 1.70%    733,829  6.14 to  6.00   5,082   0.00%    (3.12)% to  (3.32)%
 Flexible Bond Portfolio --
    Institutional Shares
   2015........................... 0.75% to 1.60%    688,004 21.92 to 19.18  16,464   2.27%    (0.53)% to  (1.38)%
   2014........................... 0.75% to 1.60%    755,890 22.04 to 19.45  18,247   3.56%      4.15% to    3.26%
   2013........................... 0.75% to 1.60%    707,216 21.16 to 18.84  16,338   2.36%    (0.88)% to  (1.73)%
   2012........................... 0.75% to 1.60%    918,120 21.35 to 19.17  21,722   3.43%      7.52% to    6.60%
   2011........................... 0.75% to 1.60%  1,004,124 19.85 to 17.98  22,217   3.73%      5.95% to    5.04%
 Forty Portfolio -- Institutional
   Shares
   2015........................... 0.75% to 1.60%  1,102,917 19.75 to 21.52  37,281   0.00%     11.38% to   10.43%
   2014........................... 0.75% to 1.60%  1,281,669 17.73 to 19.49  38,853   0.16%      7.92% to    7.00%
   2013........................... 0.75% to 1.60%  1,538,511 16.43 to 18.21  43,191   0.71%     30.24% to   29.13%
   2012........................... 0.75% to 1.60%  1,936,175 12.61 to 14.10  41,380   0.69%     23.23% to   22.17%
   2011........................... 0.75% to 1.60%  2,269,593 10.24 to 11.54  39,819   0.37%    (7.39)% to  (8.18)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Forty Portfolio -- Service Shares
   2015.............................. 1.45% to 2.55% 2,712,925 30.71 to 16.20 48,727   0.00%      10.31% to    9.08%
   2014.............................. 1.45% to 2.55% 3,088,721 27.84 to 14.85 47,635   0.03%       6.89% to    5.70%
   2013.............................. 1.45% to 2.55% 3,689,245 26.05 to 14.05 54,290   0.58%      28.99% to   27.55%
   2012.............................. 1.45% to 2.55% 4,586,883 20.19 to 11.01 52,690   0.56%      22.06% to   20.69%
   2011.............................. 1.45% to 2.55% 4,630,163 16.54 to  9.12 44,050   0.25%     (8.29)% to  (9.31)%
 Global Research Portfolio --
    Institutional Shares
   2015.............................. 1.15% to 1.60% 1,705,388 42.57 to 12.39 45,357   0.65%     (3.41)% to  (3.85)%
   2014.............................. 1.15% to 1.60% 1,923,354 44.07 to 12.88 52,706   1.07%       6.21% to    5.73%
   2013.............................. 1.15% to 1.60% 2,228,261 41.50 to 12.18 57,625   1.20%      26.95% to   26.38%
   2012.............................. 1.15% to 1.60% 2,560,336 32.69 to  9.64 51,867   0.85%      18.69% to   18.16%
   2011.............................. 1.15% to 1.60% 2,980,577 27.54 to  8.16 51,192   0.57%    (14.73)% to (15.12)%
 Global Research Portfolio --
    Service Shares
   2015.............................. 1.50% to 1.70%   457,016  7.97 to  7.72  3,804   0.51%     (3.99)% to  (4.19)%
   2014.............................. 1.50% to 1.70%   530,936  8.30 to  8.06  4,619   0.96%       5.57% to    5.36%
   2013.............................. 1.50% to 1.70%   614,562  7.87 to  7.65  5,064   1.08%      26.16% to   25.90%
   2012.............................. 1.50% to 1.70%   697,274  6.23 to  6.08  4,576   0.74%      18.06% to   17.82%
   2011.............................. 1.50% to 1.70%   891,449  5.28 to  5.16  4,956   0.47%    (15.28)% to (15.45)%
 Global Technology Portfolio --
    Service Shares
   2015.............................. 1.15% to 1.70%   709,850  8.44 to  7.57  5,655   0.00%       3.44% to    2.87%
   2014.............................. 1.15% to 1.70%   827,786  8.15 to  7.36  6,404   0.00%       8.09% to    7.49%
   2013.............................. 1.15% to 1.70%   935,906  7.54 to  6.85  6,721   0.00%      33.83% to   33.09%
   2012.............................. 1.15% to 1.70% 1,075,593  5.64 to  5.14  5,799   0.00%      17.77% to   17.12%
   2011.............................. 1.15% to 1.70% 1,319,545  4.79 to  4.39  6,061   0.00%     (9.71)% to (10.21)%
 Janus Portfolio -- Institutional
   Shares
   2015.............................. 1.15% to 1.60% 1,844,187 43.33 to 14.09 47,984   0.63%       4.13% to    3.66%
   2014.............................. 1.15% to 1.60% 2,075,652 41.61 to 13.59 51,729   0.36%      11.69% to   11.19%
   2013.............................. 1.15% to 1.60% 2,431,560 37.26 to 12.22 54,219   0.78%      28.84% to   28.26%
   2012.............................. 1.15% to 1.60% 2,894,203 28.92 to  9.53 49,944   0.54%      17.22% to   16.69%
   2011.............................. 1.15% to 1.60% 3,370,388 24.67 to  8.17 49,568   0.58%     (6.39)% to  (6.81)%
 Janus Portfolio -- Service Shares
   2015.............................. 1.50% to 1.70%   352,027 10.68 to 10.35  3,905   0.45%       3.50% to    3.29%
   2014.............................. 1.50% to 1.70%   405,834 10.32 to 10.02  4,353   0.22%      11.04% to   10.82%
   2013.............................. 1.50% to 1.70%   468,499  9.29 to  9.04  4,521   0.66%      28.05% to   27.79%
   2012.............................. 1.50% to 1.70%   509,550  7.26 to  7.07  3,839   0.43%      16.51% to   16.27%
   2011.............................. 1.50% to 1.70%   633,398  6.23 to  6.08  4,115   0.44%     (6.95)% to  (7.14)%
 Overseas Portfolio -- Institutional
   Shares
   2015.............................. 0.75% to 1.60%   979,039 13.10 to 19.29 25,442   0.58%     (9.28)% to (10.05)%
   2014.............................. 0.75% to 1.60% 1,124,435 14.44 to 21.45 32,588   3.07%    (12.53)% to (13.28)%
   2013.............................. 0.75% to 1.60% 1,370,697 16.51 to 24.73 45,431   3.12%      13.70% to   12.73%
   2012.............................. 0.75% to 1.60% 1,713,077 14.52 to 21.94 50,314   0.68%      12.61% to   11.65%
   2011.............................. 0.75% to 1.60% 2,051,624 12.89 to 19.65 53,699   0.47%    (32.68)% to (33.25)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 Overseas Portfolio -- Service
   Shares
   2015............................. 1.45% to 2.10%   293,437 25.10 to 16.11  3,539   0.50%    (10.13)% to (10.72)%
   2014............................. 1.45% to 2.10%   333,015 27.92 to 18.04  4,515   3.03%    (13.38)% to (13.95)%
   2013............................. 1.45% to 2.10%   387,018 32.24 to 20.97  6,091   3.06%      12.62% to   11.88%
   2012............................. 1.45% to 2.10%   448,452 28.62 to 18.74  6,292   0.59%      11.54% to   10.80%
   2011............................. 1.45% to 2.10%   591,517 25.66 to 16.92  7,619   0.38%    (33.32)% to (33.76)%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2015............................. 1.45% to 2.30%   767,178 29.21 to 19.15 21,895   0.05%     (3.36)% to  (4.20)%
   2014............................. 1.45% to 2.30% 1,126,370 30.23 to 19.99 33,343   0.01%      18.33% to   17.31%
   2013............................. 1.45% to 2.30%   530,517 25.55 to 17.04 13,101   0.06%      45.23% to   43.98%
   2012............................. 1.45% to 2.30%   290,638 17.59 to 11.83  4,805   0.13%      16.74% to   15.73%
   2011............................. 1.45% to 2.30%   382,148 15.07 to 10.22  5,388   0.00%       0.68% to  (0.18)%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2015............................. 1.15% to 1.60%   338,426 13.84 to 13.31  4,557   1.67%     (5.40)% to  (5.83)%
   2014............................. 1.15% to 1.60%   432,408 14.63 to 14.13  6,169   2.15%      12.31% to   11.80%
   2013............................. 1.15% to 1.60%   494,752 13.03 to 12.64  6,304   1.62%      24.49% to   23.93%
   2012............................. 1.15% to 1.60%   585,520 10.46 to 10.20  6,014   3.00%      12.89% to   12.38%
   2011............................. 1.15% to 1.60%   557,518  9.27 to  9.07  5,086   3.52%       6.66% to    6.18%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2015............................. 1.45% to 2.45%   444,855 13.33 to 12.20  5,674   1.62%     (5.82)% to  (6.78)%
   2014............................. 1.45% to 2.45%   564,374 14.15 to 13.09  7,671   1.98%      11.84% to   10.70%
   2013............................. 1.45% to 2.45%   642,526 12.65 to 11.82  7,847   1.50%      23.86% to   22.61%
   2012............................. 1.45% to 2.45%   724,572 10.22 to  9.64  7,181   2.70%      12.42% to   11.28%
   2011............................. 1.45% to 2.45%   805,885  9.09 to  8.66  7,131   2.95%       6.15% to    5.08%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2015............................. 1.15% to 2.30% 1,342,584 27.89 to  9.41 18,994   1.40%     (3.98)% to  (5.10)%
   2014............................. 1.15% to 2.30% 1,933,536 29.04 to  9.92 26,732   1.82%      10.42% to (10.82)%
   2013............................. 1.15% to 1.60%   529,756 26.30 to 18.35 11,797   1.60%      30.85% to   30.26%
   2012............................. 1.15% to 1.60%   595,426 20.10 to 14.09 10,197   2.25%      15.16% to   14.64%
   2011............................. 1.15% to 1.60%   672,455 17.46 to 12.29 10,003   2.22%       3.75% to    3.28%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
    Service Class Shares
   2015............................. 1.45% to 1.95%   370,130 22.88 to 17.74  5,733   0.68%     (1.50)% to  (2.00)%
   2014............................. 1.45% to 1.95%   436,811 23.23 to 18.10  6,863   0.76%       9.11% to    8.55%
   2013............................. 1.45% to 1.95%   501,261 21.29 to 16.68  7,308   0.92%      29.83% to   29.17%
   2012............................. 1.45% to 1.95%   645,995 16.40 to 12.91  7,265   0.71%      17.11% to   16.51%
   2011............................. 1.45% to 1.95%   809,245 14.00 to 11.08  7,830   0.73%     (3.83)% to  (4.32)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) New Discovery Series --
    Service Class Shares
   2015............................. 1.15% to 2.30%   790,831 26.51 to 17.98 13,662   0.00%     (3.27)% to  (4.40)%
   2014............................. 1.15% to 2.30%   997,867 27.40 to 18.81 17,853   0.00%     (8.56)% to  (9.62)%
   2013............................. 1.15% to 2.30% 1,461,189 29.97 to 20.81 27,924   0.00%      39.59% to   37.97%
   2012............................. 1.15% to 2.30% 1,502,506 21.47 to 15.08 21,100   0.00%      19.50% to   18.11%
   2011............................. 1.15% to 2.30% 1,887,765 17.96 to 12.77 22,864   0.00%    (11.52)% to (12.55)%
 MFS(R) Total Return Series --
    Service Class Shares
   2015............................. 1.45% to 2.55% 3,461,844 18.00 to 11.43 47,611   2.35%     (2.02)% to  (3.11)%
   2014............................. 1.45% to 2.55% 3,952,024 18.38 to 11.80 55,659   1.69%       6.67% to    5.48%
   2013............................. 1.45% to 2.55% 4,564,778 17.23 to 11.18 60,680   1.62%      17.02% to   15.71%
   2012............................. 1.45% to 2.55% 5,307,438 14.72 to  9.66 60,562   2.53%       9.32% to    8.10%
   2011............................. 1.45% to 2.55% 5,998,409 13.47 to  8.94 63,219   2.32%       0.12% to  (1.00)%
 MFS(R) Utilities Series -- Service
   Class Shares
   2015............................. 1.45% to 2.20%   790,491 33.99 to 19.92 17,322   3.86%    (15.99)% to (16.63)%
   2014............................. 1.45% to 2.20%   909,300 40.46 to 23.89 23,852   1.90%      10.84% to    9.99%
   2013............................. 1.45% to 2.30% 1,075,702 36.50 to 18.88 25,472   2.05%      18.47% to   17.45%
   2012............................. 1.45% to 2.30% 1,301,678 30.81 to 16.08 26,138   6.30%      11.57% to   10.60%
   2011............................. 1.45% to 2.30% 1,666,379 27.62 to 14.53 30,051   2.93%       4.97% to    4.06%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
    Service Class Shares
   2015 (4)......................... 1.45% to 2.30%   752,771  9.73 to  9.66  7,317   0.47%     (3.53)% to  (4.36)%
 MFS(R) Strategic Income
   Portfolio -- Service Class
   Shares
   2015............................. 1.45% to 1.45%     2,133  9.99 to  9.99     21   4.94%     (3.48)% to  (3.48)%
   2014............................. 1.45% to 1.45%     2,710 10.35 to 10.35     28   3.06%       1.49% to    1.49%
   2013 (4)......................... 1.45% to 1.45%     2,732 10.19 to 10.19     28   2.97%       5.21% to    5.21%
Oppenheimer Variable Account
  Funds
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service
   Shares
   2015............................. 1.15% to 1.60%   784,080 93.52 to 17.20 32,998   0.09%       2.35% to    1.89%
   2014............................. 1.15% to 1.60%   897,175 91.37 to 16.88 36,968   0.45%      14.08% to   13.57%
   2013............................. 1.15% to 1.60% 1,049,031 80.09 to 14.87 37,612   0.98%      28.25% to   27.67%
   2012............................. 1.15% to 1.60% 1,263,178 62.45 to 11.64 34,442   0.66%      12.80% to   12.29%
   2011............................. 1.15% to 1.60% 1,453,746 55.37 to 10.37 35,089   0.38%     (2.28)% to  (2.72)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                   -------------- --------- -------------- ------ ---------- -------------------
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2015........................... 1.45% to 2.10%   310,174 20.91 to 15.26  5,764   0.00%      1.77% to    1.10%
   2014........................... 1.45% to 2.10%   354,443 20.54 to 15.09  6,506   0.18%     13.46% to   12.71%
   2013........................... 1.45% to 2.10%   416,579 18.11 to 13.39  6,727   0.73%     27.55% to   26.71%
   2012........................... 1.45% to 2.10%   477,818 14.20 to 10.57  6,124   0.40%     12.15% to   11.41%
   2011........................... 1.45% to 2.10%   618,224 12.66 to  9.48  7,046   0.11%    (2.80)% to  (3.44)%
 Oppenheimer Conservative
   Balanced Fund/VA -- Non-
   Service Shares
   2015........................... 1.15% to 1.60%   402,826 44.70 to 13.81 11,608   2.23%    (0.33)% to  (0.78)%
   2014........................... 1.15% to 1.60%   461,073 44.85 to 13.92 13,513   2.06%      6.95% to    6.47%
   2013........................... 1.15% to 1.60%   533,854 41.93 to 13.07 14,372   2.35%     11.87% to   11.36%
   2012........................... 1.15% to 1.60%   637,284 37.48 to 11.74 15,035   1.32%     11.04% to   10.54%
   2011........................... 1.15% to 1.60%   765,176 33.76 to 10.62 15,912   2.34%    (0.44)% to  (0.88)%
 Oppenheimer Conservative
   Balanced Fund/VA -- Service
   Shares
   2015........................... 1.45% to 2.55% 2,185,061 11.82 to  8.40 22,063   2.02%    (0.89)% to  (2.00)%
   2014........................... 1.45% to 2.55% 2,531,912 11.92 to  8.57 25,907   1.80%      6.45% to    5.26%
   2013........................... 1.45% to 2.55% 3,004,910 11.20 to  8.14 29,168   2.16%     11.20% to    9.96%
   2012........................... 1.45% to 2.55% 3,499,655 10.07 to  7.40 30,730   1.19%     10.48% to    9.24%
   2011........................... 1.45% to 2.55% 4,129,168  9.12 to  6.78 33,312   2.12%    (1.07)% to  (2.17)%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2015........................... 1.15% to 1.60%   642,440 27.22 to 11.46 11,554   4.07%    (0.20)% to  (0.65)%
   2014........................... 1.15% to 1.60%   732,970 27.28 to 11.54 13,217   5.33%      6.03% to    5.55%
   2013........................... 1.15% to 1.60%   873,493 25.73 to 10.93 14,939   5.09%    (1.25)% to  (1.69)%
   2012........................... 1.15% to 1.60% 1,006,154 26.05 to 11.12 17,193   4.88%      9.02% to    8.53%
   2011........................... 1.15% to 1.60% 1,125,367 23.90 to 10.24 17,717   6.03%      7.03% to    6.54%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA -- Non-Service
   Shares
   2015........................... 1.15% to 1.60%   585,281 77.47 to 15.74 25,561   0.00%      5.38% to    4.90%
   2014........................... 1.15% to 1.60%   647,143 73.51 to 15.01 26,705   0.00%      4.57% to    4.09%
   2013........................... 1.15% to 1.60%   785,237 70.30 to 14.42 30,359   0.01%     34.42% to   33.81%
   2012........................... 1.15% to 1.60%   966,629 52.30 to 10.77 26,703   0.00%     15.10% to   14.58%
   2011........................... 1.15% to 1.60% 1,083,970 45.44 to  9.40 26,518   0.00%    (0.06)% to  (0.52)%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA -- Service
   Shares
   2015........................... 1.45% to 1.85%   336,364 22.34 to 16.95  7,457   0.00%      4.81% to    4.38%
   2014........................... 1.45% to 1.85%   147,843 21.32 to 16.23  3,123   0.00%      3.99% to    3.57%
   2013........................... 1.45% to 1.85%   167,844 20.50 to 15.67  3,411   0.00%     33.66% to   33.12%
   2012........................... 1.45% to 1.85%   199,354 15.34 to 11.77  3,033   0.00%     14.48% to   14.01%
   2011........................... 1.45% to 1.95%   222,566 13.40 to  9.73  2,955   0.00%    (0.62)% to  (1.13)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Oppenheimer Global Fund/
   VA -- Service Shares
   2015.......................... 1.45% to 2.55%  6,026,230 28.65 to 11.44 100,044   1.05%       2.17% to    1.03%
   2014.......................... 1.45% to 2.55%  6,676,251 28.04 to 11.32 108,068   0.82%       0.58% to  (0.55)%
   2013.......................... 1.45% to 2.55%  6,525,998 27.88 to 11.38 108,740   1.17%      25.15% to   23.75%
   2012.......................... 1.45% to 2.55%  6,809,551 22.28 to  9.20  87,759   1.96%      19.19% to   17.86%
   2011.......................... 1.45% to 2.55%  8,427,683 18.69 to  7.80  91,537   1.09%     (9.85)% to (10.86)%
 Oppenheimer Global Strategic
   Income Fund/VA -- Non-
   Service Shares
   2015.......................... 1.15% to 1.60%    417,605  9.85 to  9.71   4,080   5.85%     (3.38)% to  (3.82)%
   2014.......................... 1.15% to 1.60%    468,622 10.19 to 10.09   4,751   4.35%       1.66% to    1.20%
   2013.......................... 1.15% to 1.60%    604,417 10.03 to  9.97   6,043   4.96%     (1.28)% to  (1.73)%
   2012 (4)...................... 1.15% to 1.60%    708,497 10.16 to 10.15   7,194   0.00%       8.96% to    8.48%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2015.......................... 1.45% to 2.55%  5,780,439 22.15 to 12.54  85,090   0.66%       1.61% to    0.48%
   2014.......................... 1.45% to 2.55%  6,848,063 21.80 to 12.48  99,834   0.58%       8.80% to    7.59%
   2013.......................... 1.45% to 2.55%  8,143,681 20.04 to 11.60 109,727   0.85%      29.53% to   28.09%
   2012.......................... 1.45% to 2.55%  9,848,658 15.47 to  9.05 103,179   0.63%      14.91% to   13.63%
   2011.......................... 1.45% to 2.55% 19,633,750 13.46 to  7.97 178,430   0.59%     (1.76)% to  (2.85)%
 Oppenheimer Main Street Small
   Cap Fund(R)/VA -- Service
   Shares
   2015.......................... 1.45% to 2.55%  3,078,484 30.08 to 12.95  56,932   0.64%     (7.46)% to  (8.49)%
   2014.......................... 1.45% to 2.55%  3,580,428 32.50 to 14.15  74,081   0.72%      10.04% to    8.81%
   2013.......................... 1.45% to 2.55%  6,002,899 29.54 to 13.00 110,609   0.70%      38.59% to   37.04%
   2012.......................... 1.45% to 2.55%  7,464,719 21.32 to  9.49  95,846   0.33%      15.96% to   14.66%
   2011.......................... 1.45% to 2.55%  8,847,664 18.38 to  8.27  99,655   0.40%     (3.80)% to  (4.87)%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2015.......................... 1.45% to 2.20%    655,747 12.55 to 11.57   8,052   3.06%    (10.50)% to (11.19)%
   2014.......................... 1.45% to 2.20%    791,211 14.03 to 13.03  10,890   4.87%     (1.00)% to  (1.76)%
   2013.......................... 1.45% to 2.20%    961,909 14.17 to 13.26  13,386   3.88%     (1.34)% to  (2.09)%
   2012.......................... 1.45% to 2.20%  1,909,474 14.36 to 13.22  27,015   4.78%      13.14% to   12.28%
   2011.......................... 1.45% to 2.45%  1,500,409 12.69 to 11.61  18,768   7.38%       0.45% to  (0.57)%
 Foreign Bond
   Portfolio(U.S. Dollar Hedged)
   -- Administrative Class
   Shares
   2015.......................... 1.50% to 1.70%    185,736 18.81 to 18.23   3,444   2.90%     (1.21)% to  (1.41)%
   2014.......................... 1.50% to 1.70%    215,190 19.04 to 18.49   4,052   1.82%       9.49% to    9.27%
   2013.......................... 1.50% to 1.70%    236,465 17.39 to 16.92   4,066   1.87%     (1.01)% to  (1.21)%
   2012.......................... 1.50% to 1.70%    265,684 17.57 to 17.13   4,617   2.27%       9.18% to    8.96%
   2011.......................... 1.50% to 1.70%    267,219 16.09 to 15.72   4,250   2.12%       5.16% to    4.95%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 High Yield Portfolio --
    Administrative Class Shares
   2015.......................... 1.45% to 2.55%  5,300,327 18.30 to 12.47  83,624   5.25%     (3.07)% to  (4.15)%
   2014.......................... 1.45% to 2.55%  4,895,798 18.88 to 13.01  83,952   5.28%       1.84% to    0.70%
   2013.......................... 1.45% to 2.55%  4,747,260 18.54 to 12.92  82,483   5.45%       4.20% to    3.04%
   2012.......................... 1.45% to 2.55%  5,236,457 17.79 to 12.54  87,908   5.78%      12.64% to   11.38%
   2011.......................... 1.45% to 2.55%  6,538,056 15.80 to 11.25  95,330   6.96%       1.85% to    0.71%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2015.......................... 1.45% to 2.35%    775,453 18.78 to 16.67  17,253   2.06%     (2.82)% to  (3.71)%
   2014.......................... 1.45% to 2.35%    921,205 19.32 to 17.31  20,909   2.30%      22.22% to   21.10%
   2013.......................... 1.45% to 2.55%  1,176,923 15.81 to 13.19  21,753   2.36%    (14.21)% to (15.17)%
   2012.......................... 1.45% to 2.55%  1,598,800 18.43 to 15.54  34,401   2.16%       2.92% to    1.76%
   2011.......................... 1.45% to 2.55%  1,942,373 17.91 to 15.27  41,059   2.78%      25.99% to   24.59%
 Low Duration Portfolio --
    Administrative Class Shares
   2015.......................... 1.45% to 2.55%  6,541,673 12.38 to 10.85  76,352   2.77%     (1.14)% to  (2.24)%
   2014.......................... 1.45% to 2.55% 15,659,839 12.52 to 11.10 184,450   1.13%     (0.61)% to  (1.72)%
   2013.......................... 1.45% to 2.55% 16,510,867 12.60 to 11.30 196,549   1.46%     (1.58)% to  (2.68)%
   2012.......................... 1.45% to 2.55% 17,628,881 12.80 to 11.61 214,455   1.91%       4.31% to    3.15%
   2011.......................... 1.45% to 2.55% 19,503,793 12.27 to 11.25 227,805   1.68%     (0.35)% to  (1.46)%
 Total Return Portfolio --
    Administrative Class Shares
   2015.......................... 1.15% to 2.55% 18,775,625 16.09 to 12.88 284,510   5.04%     (0.71)% to  (2.11)%
   2014.......................... 1.15% to 2.55% 16,532,808 16.21 to 13.16 260,145   2.14%       3.08% to    1.62%
   2013.......................... 1.15% to 2.55% 20,562,399 15.73 to 12.95 314,824   2.19%     (3.09)% to  (4.46)%
   2012.......................... 1.15% to 2.55% 24,948,963 16.23 to 13.55 402,605   2.57%       8.32% to    6.79%
   2011.......................... 1.15% to 2.55% 26,341,332 14.98 to 12.69 392,665   2.62%       2.42% to    0.97%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2015.......................... 1.45% to 2.00%  1,511,920 31.62 to 22.63  16,265   0.00%       6.67% to    6.08%
   2014.......................... 1.45% to 1.85%    435,509 29.64 to 21.70   5,025   0.00%      15.74% to   15.27%
   2013.......................... 1.45% to 1.85%    478,834 25.61 to 18.82   4,586   0.00%      32.67% to   32.13%
   2012.......................... 1.45% to 1.85%    588,292 19.30 to 14.24   4,281   0.00%      15.07% to   14.61%
   2011.......................... 1.45% to 1.95%    885,389 16.78 to 13.50   5,139   0.00%       0.69% to    0.18%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2015.......................... 1.15% to 1.60%  1,416,213 32.93 to 14.00  29,781   0.00%       0.55% to    0.09%
   2014.......................... 1.15% to 1.60%  1,570,602 32.75 to 13.99  33,343   0.15%       9.71% to    9.21%
   2013.......................... 1.15% to 1.60%  1,781,971 29.85 to 12.81  34,391   0.77%      33.53% to   32.92%
   2012.......................... 1.15% to 1.60%  2,080,239 22.36 to  9.64  30,100   1.15%       8.60% to    8.11%
   2011.......................... 1.15% to 1.60%  2,429,489 20.59 to  8.92  32,583   1.01%     (1.49)% to  (1.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2015........................... 1.15% to 1.60% 1,128,630 20.44 to 15.13 20,045   0.00%     (4.43)% to  (4.86)%
   2014........................... 1.15% to 1.60% 1,285,786 21.39 to 15.90 24,154   0.00%     (0.72)% to  (1.17)%
   2013........................... 1.15% to 1.60% 1,585,723 21.54 to 16.09 30,091   0.00%      32.72% to   32.12%
   2012........................... 1.15% to 1.60% 1,903,977 16.23 to 12.18 27,092   0.00%      11.20% to   10.70%
   2011........................... 1.15% to 1.60% 2,224,487 14.60 to 11.00 28,548   0.00%     (4.29)% to  (4.73)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
    Class II Shares
   2015........................... 1.45% to 2.30%   241,257 28.64 to 16.71  6,242   0.00%       4.33% to    3.43%
   2014........................... 1.45% to 2.30%   282,631 27.45 to 16.16  7,005   0.00%       5.16% to    4.25%
   2013........................... 1.45% to 2.55%   363,002 26.11 to 12.27  8,618   0.00%      27.48% to   26.05%
   2012........................... 1.45% to 2.55%   451,696 20.48 to  9.73  8,450   0.00%       9.01% to    7.79%
   2011........................... 1.45% to 2.55%   539,471 18.79 to  9.03  9,289   0.00%     (5.89)% to  (6.94)%
 Jennison Portfolio -- Class II
   Shares
   2015........................... 1.45% to 2.30%   267,063 27.44 to 18.45  7,026   0.00%       9.42% to    8.48%
   2014........................... 1.45% to 2.30%   112,321 25.07 to 17.01  2,549   0.00%       7.99% to    7.06%
   2013........................... 1.45% to 2.30%   137,841 23.22 to 15.89  2,876   0.00%      35.12% to   33.96%
   2012........................... 1.45% to 2.30%   165,470 17.18 to 11.86  2,481   0.00%      14.05% to   13.06%
   2011........................... 1.45% to 2.30%   214,604 15.07 to 10.49  2,808   0.00%     (1.53)% to  (2.38)%
 Natural Resources Portfolio --
    Class II Shares
   2015........................... 1.45% to 2.55% 2,722,626 11.92 to  5.42 17,314   0.00%    (29.88)% to (30.67)%
   2014........................... 1.45% to 2.55% 2,499,308 17.00 to  7.81 23,988   0.00%    (20.96)% to (21.84)%
   2013........................... 1.45% to 2.55% 2,329,825 21.50 to 10.00 29,992   0.00%       8.17% to    6.96%
   2012........................... 1.45% to 2.55% 2,549,773 19.88 to  9.35 31,670   0.00%     (4.33)% to  (5.40)%
   2011........................... 1.45% to 2.55% 1,838,037 20.78 to  9.88 28,701   0.00%    (20.52)% to (21.40)%
 SP International Growth
   Portfolio -- Class II Shares
   2015........................... 1.55% to 1.55%       172 11.25 to 11.25      2   0.00%       1.49% to    1.49%
   2014........................... 1.55% to 1.55%       229 11.09 to 11.09      3   0.00%     (7.57)% to  (7.57)%
   2013........................... 1.55% to 1.55%       288 11.99 to 11.99      3   0.00%      16.68% to   16.68%
   2012........................... 1.55% to 1.55%     1,322 10.28 to 10.28     14   0.00%      19.97% to   19.97%
   2011........................... 1.55% to 1.55%     1,395  8.57 to  8.57     12   0.45%    (16.63)% to (16.63)%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares
   2015........................... 1.55% to 1.55%       704 21.34 to 21.34     15   0.00%     (4.24)% to  (4.24)%
   2014........................... 1.55% to 1.55%     1,170 22.28 to 22.28     26   0.00%       7.46% to    7.46%
   2013........................... 1.55% to 1.55%     1,566 20.73 to 20.73     32   0.00%      25.86% to   25.86%
   2012........................... 1.55% to 1.55%     1,637 16.47 to 16.47     27   0.00%      14.64% to   14.64%
   2011........................... 1.55% to 1.55%     1,657 14.37 to 14.37     24   0.21%       0.20% to    0.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2015

                               Expense as a                          Net   Investment
                               % of Average                         Assets   Income
                              Net Assets (1)  Units    Unit Value    000s  Ratio (2)   Total Return (3)
                              -------------- ------- -------------- ------ ---------- -------------------
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2015...................... 1.45% to 1.95% 156,144 19.62 to 19.08 3,055    0.00%    (0.13)% to  (0.63)%
   2014...................... 1.45% to 1.95% 189,559 19.65 to 19.21 3,716    0.00%      2.36% to    1.84%
   2013...................... 1.45% to 1.95% 196,633 19.19 to 18.86 3,766    0.13%     37.85% to   37.16%
   2012...................... 1.45% to 1.95% 171,514 13.92 to 13.75 2,384    0.00%     18.64% to   18.04%
   2011...................... 1.45% to 1.95% 414,789 11.74 to 11.65 4,860    0.00%    (6.91)% to  (7.38)%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2015 and 2014....................................... F-2
   Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013......... F-3
   Consolidated Statements of Comprehensive Income for the years ended December 31, 2015, 2014 and 2013......................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2015,
     2014 and 2013.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2015. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 31, 2016

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $12,427.8  $14,498.1
       Equity securities available-for-sale, at fair value.................................      54.8       52.2
       Commercial mortgage loans...........................................................   1,675.3    1,652.9
       Policy loans........................................................................     498.2      501.1
       Other invested assets...............................................................   1,250.6    1,033.9
                                                                                            ---------  ---------
              Total investments............................................................  15,906.7   17,738.2
   Cash and cash equivalents...............................................................   2,718.4      873.8
   Accrued investment income...............................................................     134.3      134.3
   Deferred acquisition costs..............................................................   2,239.7    2,643.8
   Intangible assets.......................................................................     192.5      134.8
   Reinsurance recoverable.................................................................   7,318.1    7,561.1
   Other assets............................................................................     512.8      501.7
   Separate account assets.................................................................   7,228.9    8,422.6
                                                                                            ---------  ---------
              Total assets................................................................. $36,251.4  $38,010.3
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,146.7  $ 9,482.3
       Policyholder account balances.......................................................  12,301.3   11,533.4
       Liability for policy and contract claims............................................     254.6      245.8
       Unearned premiums...................................................................       6.7        8.0
       Other liabilities...................................................................     450.1      460.1
       Non-recourse funding obligations....................................................   2,098.2    2,165.3
       Deferred tax liability..............................................................   1,001.0    1,297.9
       Separate account liabilities........................................................   7,228.9    8,422.6
                                                                                            ---------  ---------
              Total liabilities............................................................  32,487.5   33,615.4
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,840.9    4,840.9
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     175.8      398.4
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................       1.9        2.2
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     177.7      400.6
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      68.3       63.6
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     246.0      464.2
       Retained deficit....................................................................  (1,348.6)    (935.8)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   3,763.9    4,394.9
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $36,251.4  $38,010.3
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                              ----------------------------
                                                                                2015      2014      2013
                                                                              --------  --------  --------
Revenues:
Premiums..................................................................... $  540.9  $  631.2  $  602.7
Net investment income........................................................    706.4     694.6     691.8
Net investment gains (losses)................................................    (74.8)    (28.1)    (78.1)
Policy fees and other income.................................................    804.1     811.8     851.4
                                                                              --------  --------  --------
   Total revenues............................................................  1,976.6   2,109.5   2,067.8
                                                                              --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves................................  1,195.8   1,133.4   1,026.3
Interest credited............................................................    318.9     313.3     302.9
Acquisition and operating expenses, net of deferrals.........................    274.8     282.0     268.7
Amortization of deferred acquisition costs and intangibles...................    670.1     191.9     186.1
Goodwill impairment..........................................................       --     303.9        --
Interest expense.............................................................     94.4      89.5     103.6
                                                                              --------  --------  --------
   Total benefits and expenses...............................................  2,554.0   2,314.0   1,887.6
                                                                              --------  --------  --------
Income (loss) before income taxes and equity in net income of unconsolidated
  subsidiary.................................................................   (577.4)   (204.5)    180.2
Provision (benefit) for income taxes.........................................   (211.2)     11.5      53.4
                                                                              --------  --------  --------
Net income (loss) before equity in net income of unconsolidated subsidiary...   (366.2)   (216.0)    126.8
Equity in net income of unconsolidated subsidiary............................     18.4       1.2      35.6
                                                                              --------  --------  --------
Net income (loss)............................................................ $ (347.8) $ (214.8) $  162.4
                                                                              ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments....................................... $  (10.7) $   (3.1) $   (2.4)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss)..............................................................       --      (0.5)     (3.8)
                                                                              --------  --------  --------
Net other-than-temporary impairments.........................................    (10.7)     (3.6)     (6.2)
Other investment gains (losses)..............................................    (64.1)    (24.5)    (71.9)
                                                                              --------  --------  --------
Total net investment gains (losses).......................................... $  (74.8) $  (28.1) $  (78.1)
                                                                              ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                             (AMOUNTS IN MILLIONS)

                                                                        YEARS ENDED DECEMBER 31,
                                                                       -------------------------
                                                                         2015     2014     2013
                                                                       -------  -------  -------
Net income (loss)..................................................... $(347.8) $(214.8) $ 162.4
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired..................................  (222.6)   244.9   (377.7)
   Net unrealized gains (losses) on other-than-temporarily impaired
     securities.......................................................    (0.3)     1.3     33.5
   Derivatives qualifying as hedges...................................     4.7     44.1    (27.7)
                                                                       -------  -------  -------
   Total other comprehensive income (loss)............................  (218.2)   290.3   (371.9)
                                                                       -------  -------  -------
Total comprehensive income (loss)..................................... $(566.0) $  75.5  $(209.5)
                                                                       =======  =======  =======




          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                    ACCUMULATED
                                                        ADDITIONAL     OTHER                    TOTAL
                                                 COMMON  PAID-IN   COMPREHENSIVE  RETAINED  STOCKHOLDER'S
                                                 STOCK   CAPITAL   INCOME (LOSS)  DEFICIT      EQUITY
                                                 ------ ---------- ------------- ---------  -------------
Balances as of December 31, 2012................ $25.6   $4,849.4     $ 545.8    $  (583.4)   $4,837.4
                                                                                              --------
Comprehensive income (loss):
   Net income...................................    --         --          --        162.4       162.4
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........    --         --      (377.7)          --      (377.7)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        33.5           --        33.5
   Derivatives qualifying as hedges.............    --         --       (27.7)          --       (27.7)
                                                                                              --------
Total comprehensive income (loss)...............                                                (209.5)
Dividends.......................................    --         --          --       (200.0)     (200.0)
Other transactions with former parent...........    --      (11.1)         --           --       (11.1)
Other transactions with stockholder.............    --        1.2          --           --         1.2
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2013................  25.6    4,839.5       173.9       (621.0)    4,418.0
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --       (214.8)     (214.8)
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........    --         --       244.9           --       244.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --         1.3           --         1.3
   Derivatives qualifying as hedges.............    --         --        44.1           --        44.1
                                                                                              --------
Total comprehensive income (loss)...............                                                  75.5
Dividends.......................................    --         --          --       (100.0)     (100.0)
Other transactions with stockholder.............    --        1.4          --           --         1.4
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2014................  25.6    4,840.9       464.2       (935.8)    4,394.9
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --       (347.8)     (347.8)
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........    --         --      (222.6)          --      (222.6)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.3)          --        (0.3)
   Derivatives qualifying as hedges.............    --         --         4.7           --         4.7
                                                                                              --------
Total comprehensive income (loss)...............                                                (566.0)
Dividends.......................................    --         --          --        (40.5)      (40.5)
Other transactions with stockholder.............    --         --          --        (24.5)      (24.5)
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2015................ $25.6   $4,840.9     $ 246.0    $(1,348.6)   $3,763.9
                                                 =====   ========     =======    =========    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2015       2014       2013
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $  (347.8) $  (214.8) $   162.4
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................      (2.6)       0.4       (7.9)
       Equity in net income of unconsolidated subsidiary...................     (18.4)      (1.2)     (35.6)
       Net investment losses...............................................      74.8       28.1       78.1
       Charges assessed to policyholders...................................    (700.5)    (692.5)    (726.5)
       Acquisition costs deferred..........................................    (142.6)    (198.7)    (180.6)
       Amortization of deferred acquisition costs and intangibles..........     670.1      191.9      186.1
       Goodwill impairment.................................................        --      303.9         --
       Deferred income taxes...............................................    (186.1)     (21.7)      90.5
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................    (323.6)      65.6      (83.6)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................      (5.2)     (43.7)     (21.1)
       Insurance reserves..................................................     476.1      412.3      237.4
       Current taxes.......................................................     (73.0)      51.8        5.2
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................      40.0      (51.0)     (35.9)
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................    (538.8)    (169.6)    (331.5)
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,530.2    1,537.1    1,271.2
       Commercial mortgage loans...........................................     252.4      229.3      297.6
       Restricted commercial mortgage loans related to securitization
         entity............................................................        --         --       16.6
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   2,198.3      476.4    1,111.4
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,186.3)  (2,284.0)  (2,958.6)
       Commercial mortgage loans...........................................    (279.0)    (336.2)    (236.8)
   Other invested assets, net..............................................      52.5      (33.6)      11.5
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................   1,568.1     (411.0)    (487.1)
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,575.7    2,001.4    1,870.0
   Withdrawals from universal life and investment contracts................    (650.0)    (741.4)  (1,240.6)
   Redemption of non-recourse funding obligations..........................     (67.4)     (44.5)     (27.9)
   Repayment of borrowings related to securitization entity................        --         --      (64.6)
   Dividends paid..........................................................     (40.5)    (100.0)    (200.0)
   Other, net..............................................................      (2.5)      10.9      (12.4)
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................     815.3    1,126.4      324.5
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................   1,844.6      545.8     (494.1)
Cash and cash equivalents at beginning of period...........................     873.8      328.0      822.1
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $ 2,718.4  $   873.8  $   328.0
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(1) FORMATION AND NATURE OF BUSINESS

   (A) FORMATION

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2015 and 2014, the carrying value of our investment in GLICNY was $613.1 million and $600.9 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company IV ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). In 2013, Broad Street Real Estate Holding, LLC was merged into Newco.

   (B) NATURE OF BUSINESS

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept deposits on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We also have Corporate and Other activities which include other corporate income and expenses not allocated to the segments.

   We distribute our products through a network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for recognition and/or disclosure through the filing date of the financial statements.

   (A) PREMIUMS

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (B) NET INVESTMENT INCOME AND NET INVESTMENT GAINS AND LOSSES

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification on the trade date.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid in such a manner that we would not recover a substantial portion of the initial investment, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (C) POLICY FEES AND OTHER INCOME

   Policy fees and other income consists primarily of insurance charges assessed on universal and term universal life insurance contracts and fees assessed against customer account values. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (D) INVESTMENT SECURITIES

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  .   we do not expect full recovery of our amortized cost,

  . the present value of cash flows expected to be collected is less than our amortized cost basis,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Total other-than-temporary impairments that emerged in the current period are calculated as the difference between the amortized cost and fair value. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security using the effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer, such as a downgrade to below investment grade. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (E) FAIR VALUE MEASUREMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In certain instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

   (F) COMMERCIAL MORTGAGE LOANS

   The carrying value of commercial mortgage loans is stated at original cost, net of principal payments, amortization and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next 12 months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (G) SECURITIES LENDING ACTIVITY

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral received by us on securities lending transactions is reflected in other invested assets with an offsetting liability

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2015 and 2014, the fair value of securities loaned under our securities lending program was $92.0 million and $59.5 million, respectively. As of December 31, 2015 and 2014, the fair value of collateral held under our securities lending program was $95.7 million and $61.8 million, respectively, and the offsetting obligation to return collateral of $95.7 million and $61.8 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2015 and 2014.

   Risks associated with securities lending programs

   Our securities lending programs expose us to liquidity risk if we did not have enough cash or collateral readily available to return to the counterparty when required to do so under the agreements. We manage this risk by regularly monitoring our available sources of cash and collateral to ensure we can meet short-term liquidity demands under normal and stressed scenarios.

   We are also exposed to credit risk in the event of default of our counterparties or changes in collateral values. This risk is significantly reduced because our programs require over collateralization and collateral exposures are trued up on a daily basis. We manage this risk by using multiple counterparties and ensuring that changes in required collateral are monitored and adjusted daily. We also monitor the creditworthiness, including credit ratings, of our counterparties on a regular basis.

   Contractual maturity

   The following tables present the remaining contractual maturity of the securities lending agreements as of December 31:

                                                2015                                     2014
                              ---------------------------------------- ----------------------------------------
                              OVERNIGHT                  GREATER       OVERNIGHT                  GREATER
                                 AND      UP TO  31 - 90  THAN            AND      UP TO  31 - 90  THAN
(AMOUNTS IN MILLIONS)         CONTINUOUS 30 DAYS  DAYS   90 DAYS TOTAL CONTINUOUS 30 DAYS  DAYS   90 DAYS TOTAL
---------------------         ---------- ------- ------- ------- ----- ---------- ------- ------- ------- -----
Fixed maturity securities:
   Non-U.S. government.......   $11.4      $--     $--     $--   $11.4   $11.6      $--     $--     $--   $11.6
   U.S. corporate............    30.4       --      --      --    30.4    17.0       --      --      --    17.0
   Non-U.S. corporate........    50.5       --      --      --    50.5    32.8       --      --      --    32.8
                                -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
   Subtotal, fixed maturity
     securities..............    92.3       --      --      --    92.3    61.4       --      --      --    61.4
                                -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Equity securities............     3.4       --      --      --     3.4     0.4       --      --      --     0.4
                                -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Total securities lending.....   $95.7      $--     $--     $--   $95.7   $61.8      $--     $--     $--   $61.8
                                =====      ===     ===     ===   =====   =====      ===     ===     ===   =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (H) CASH AND CASH EQUIVALENTS

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (I) DEFERRED ACQUISITION COSTS

   Acquisition costs include costs that are directly related to the successful acquisition of new or renewal insurance contracts. Acquisition costs are deferred and amortized to the extent they are recoverable from future profits.

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts issued, certain other costs such as underwriting, medical inspection and issuance expenses. DAC for traditional long-duration insurance contracts, including term life, is amortized as a level percentage of premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity and expenses, established when the contract is issued. Amortization is adjusted each period to reflect actual lapse.

   Amortization for deferred annuity and universal life insurance contracts is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date or for changes in underlying assumptions relating to future gross profits. Estimates of gross profits for DAC amortization are based on assumptions including interest rates, policyholder persistency or lapses, insured life expectancy or longevity and expenses.

   Short-Duration Contracts. Acquisition costs primarily consist of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review our assumptions and test DAC for recoverability at least annually. For deferred annuity and universal life insurance contracts, if the present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income (loss) is recorded for additional DAC amortization. For traditional long-duration and short-duration contracts, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

   (J) INTANGIBLE ASSETS

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We regularly review our PVFP assumptions and periodically test PVFP for recoverability similar to our treatment of DAC. See note 6 for additional information related to PVFP including loss recognition and recoverability.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (K) GOODWILL

   Goodwill is not amortized but is tested for impairment annually or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The determination of fair value requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

   See note 6 for additional information related to goodwill and impairments recorded.

   (L) REINSURANCE

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (M) DERIVATIVES

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income (loss).

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income (loss). When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income (loss). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income (loss); however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income (loss) when income (loss) is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income (loss). In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income (loss). When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income (loss).

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income (loss). If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income (loss).

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   The majority of our derivative arrangements require the posting of collateral upon meeting certain net exposure thresholds. The amounts recognized for derivative counterparty collateral received by us was recorded in cash and cash equivalents with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us. We also receive non-cash collateral that is not recognized in our balance sheet unless we exercise our right to sell or re-pledge the underlying asset. As of December 31, 2015 and 2014, the fair value of non-cash collateral received was $0.3 million and $11.2 million, respectively, and the underlying assets were not sold or re-pledged. Additionally, we have pledged $52.6 million and $0.3 million of fixed maturity securities as of December 31, 2015 and 2014, respectively. We have not pledged any cash as collateral to derivative counterparties. Fixed maturity securities that we pledge as collateral remain on our balance sheet within fixed maturity securities available-for-sale. Any cash collateral pledged to a derivative counterparty is derecognized with a receivable recorded in other assets for the right to receive our cash collateral back from the counterparty.

   (N) SEPARATE ACCOUNTS AND RELATED INSURANCE OBLIGATIONS

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of operations. There were no gains or losses on transfers of assets from the general account to the separate account.

   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 4 and 14 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (O) INSURANCE RESERVES

   Future Policy Benefits

   The liability for future policy benefits is equal to the present value of expected benefits and expenses less the present value of expected future net premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity, insured morbidity (i.e., frequency and severity of claim) and expenses, all of which are locked-in at the time the policies are issued or acquired.

   The liability for future policy benefits is evaluated at least annually to determine if a premium deficiency exists. Loss recognition testing is generally performed at the line of business level, with acquired blocks and certain reinsured blocks tested separately. If the liability for future policy benefits plus the current present value of expected future premiums are less than the current present value of expected future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for accelerated DAC amortization and, if necessary, a premium deficiency reserve is established. If a charge is recorded, DAC amortization and the liability for future policy benefits are measured using updated assumptions, which become the new locked-in assumptions utilized going forward unless another premium deficiency charge is recorded.

   We are also required to accrue additional future policy benefit reserves when the overall reserve is adequate, but profits are projected in early periods followed by losses projected in later periods. When this pattern of profits followed by losses exists, we ratably accrue this additional profits followed by losses liability over time, increasing reserves in the profitable periods to offset estimated losses expected during the periods that follow. We calculate and adjust the additional reserves using our current best estimate of the amount necessary to offset the losses in future periods, based on the pattern of expected income and current best estimate assumptions consistent with our loss recognition testing. We adjust the accrual rate prospectively, going forward over the remaining profit periods, without any catch-up adjustment.

   For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero.

   Estimates and actuarial assumptions used for establishing the liability for future policy benefits and in loss recognition testing involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for future policy benefits and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition. The risk that our claims experience may differ significantly from our pricing and valuation assumptions exists.

   Policyholder Account Balances

   The liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date for investment-type and universal life insurance contracts. We are also required to establish additional benefit reserves for guarantees or product features in addition to the contract value where the additional benefit reserves are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience.

   Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (P) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The liability for policy and contract claims, or claim reserves, represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer;
(b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and
(c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Our liability for policy and contract claims is reviewed regularly, with changes in our estimates of future claims recorded through net income (loss). Estimates and actuarial assumptions used for establishing the liability for policy and contract claims involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for policy and contract claims and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed periodically and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (Q) UNEARNED PREMIUMS

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience.

   (R) INCOME TAXES

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income (loss) in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Our companies have elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). All companies domesticated in the United States and our Bermuda and Guernsey subsidiaries, which have elected to be taxed as U.S. domestic companies, are included in the life/non-life consolidated return as allowed by the tax law and regulations. We have a tax sharing agreement (the "life/non-life tax sharing agreement") in place and all intercompany balances related to this agreement are settled at least annually.

   Additionally, we entered into new tax sharing agreements with certain of our subsidiaries, whereby we are required to provide certain amounts of capital or a letter of credit to those subsidiaries upon the event that we or Genworth Holdings, Inc. ("Genworth Holdings"), our indirect parent company, is downgraded below certain ratings levels by Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's"). We secured irrevocable letters of credit from the Federal Home Loan Bank ("FHLB") of Atlanta for $582.8 million to meet our obligations under these provisions. The letters of credit automatically renew annually through May 2019, unless notice of termination is provided by the issuer of the letter of credit at least 60 days prior to the then applicable expiration date.

   (S) VARIABLE INTEREST ENTITIES

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   For certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   See note 15 for additional information related to this consolidated entity.

   (T) ACCOUNTING CHANGES

   Debt Issuance Costs

   On December 31, 2015, we early adopted new accounting guidance related to the presentation of debt issuance costs. The new guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. This guidance was applied on a retrospective basis. Upon adoption, in our consolidated balance sheet as of December 31, 2014, we recorded a reduction in other assets and total assets of $16.5 million, with a related reduction in non-recourse funding obligations of $16.5 million and a reduction in total liabilities of $16.5 million. See note 10 for more information related to our non-recourse funding agreements.

   Financial Assets And Liabilities Of A Collateralized Financing Entity

   On January 1, 2015, we early adopted new accounting guidance related to measuring the financial assets and financial liabilities of a consolidated collateralized financing entity. The guidance addresses the accounting for the measurement difference between the fair value of financial assets and the fair value of financial liabilities of a collateralized financing entity. The new guidance provides an alternative whereby a reporting entity could measure the financial assets and financial liabilities of the collateralized financing entity in its consolidated financial statements using the more observable of the fair values. There was no impact on our consolidated financial statements.

   Repurchase Financings

   On January 1, 2015, we adopted new accounting guidance related to the accounting for repurchase-to-maturity transactions and repurchase financings. The new guidance changed the accounting for repurchase-to-maturity transactions and repurchase financing such that they were consistent with secured borrowing accounting. In addition, the guidance required new disclosures for all repurchase agreements and securities lending transactions which were effective beginning in the second quarter of 2015. We do not have repurchase-to-maturity transactions or repurchase agreements, but have securities lending transactions that are subject to additional disclosures. This new guidance did not have an impact on our consolidated financial statements but did impact our disclosures.

   Investments In Affordable Housing Projects

   On January 1, 2015, we adopted new accounting guidance related to the accounting for investments in affordable housing projects that qualify for the low-income housing tax credit. The new guidance permits reporting entities to make an accounting policy election to account for investments in qualified affordable housing projects by amortizing the initial cost of the investment in proportion to the tax benefits received and recognize the net investment performance as a component of income tax expense (called the proportional amortization method) if certain conditions are met. The new guidance requires use of the equity method or cost method for investments in qualified affordable housing projects not accounted for using the proportional amortization method. The adoption of this new guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Investment Companies

   On January 1, 2014, we adopted new accounting guidance on the scope, measurement and disclosure requirements for investment companies. The new guidance clarified the characteristics of an investment company, provided comprehensive guidance for assessing whether an entity is an investment company, required investment companies to measure noncontrolling ownership interest in other investment companies at fair value rather than using the equity method of accounting and required additional disclosures. The adoption of this accounting guidance did not have any impact on our consolidated financial statements.

   Benchmarking Interest Rates Used When Applying Hedge Accounting

   In July 2013, we adopted new accounting guidance to provide additional flexibility in the benchmark interest rates used when applying hedge accounting. The new guidance permits the use of the Federal Funds Effective Swap Rate as a benchmark interest rate for hedge accounting purposes and removes certain restrictions on being able to apply hedge accounting for similar hedges using different benchmark interest rates. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements.

   (U) ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

   In January 2016, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance related to the recognition and measurement of financial assets and financial liabilities. Changes to the current financial instruments accounting primarily affects equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. Under the new guidance, equity investments with readily determinable fair value, except those accounted for under the equity method of accounting, will be measured at fair value with changes in fair value recognized in net income (loss). The new guidance also clarifies that the need for a valuation allowance on a deferred tax asset related to available-for-sale securities should be evaluated in combination with other deferred tax assets. This new guidance will be effective for us on January 1, 2018. We are still in process of evaluating the impact the guidance may have on our consolidated financial statements.

   In February 2015, the FASB issued new accounting guidance related to consolidation. This guidance primarily impacts limited partnerships and similar legal entities, evaluation of fees paid to a decision maker as a variable interest, the effect of fee arrangements and related parties on the primary beneficiary determination and certain investment funds. This guidance is effective for us on January 1, 2016, with early adoption permitted. We do not expect any significant impact on our consolidated financial statements.

   In May 2014, the FASB issued new accounting guidance related to revenue from contracts with customers, effective for us on January 1, 2018. The key principle of the new guidance is that entities should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for such goods or services. The standard permits the use of either the retrospective or modified retrospective (cumulative effect) transition method. Insurance contracts are specifically excluded from this new guidance. The FASB has proposed a technical correction to clarify the scope that both insurance and investment contracts are excluded from the scope of this new guidance. As such, while we are still evaluating the full impact, at this time we do not expect any significant impacts from this new guidance on our consolidated financial statements.

   (V) CASH FLOW STATEMENT RECLASSIFICATION

   We have revised our consolidated statements of cash flows previously reported for the years ended December 31, 2014 and 2013 to reflect a correction related to the calculation of the change in reinsurance recoverable. The revisions had no impact on the total change in cash and cash equivalents within our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

consolidated statements of cash flows. Additionally, there was no impact on our consolidated balance sheets or consolidated statements of operations. The correction impacted the following line items for the years ended December 31:

                                                                                            2014
                                                                            ------------------------------------
                                                                            AS ORIGINALLY            AS CURRENTLY
(AMOUNTS IN MILLIONS)                                                         REPORTED    CORRECTION   REPORTED
---------------------                                                       ------------- ---------- ------------
Cash flows from operating activities:
   Change in certain assets and liabilities:
       Insurance reserves..................................................   $   596.5    $(184.2)   $   412.3
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................       (59.1)       8.1        (51.0)
   Net cash from operating activities......................................         6.5     (176.1)      (169.6)
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................     2,039.4      (38.0)     2,001.4
   Withdrawals from universal life and investment contracts................      (955.5)     214.1       (741.4)
   Net cash from financing activities......................................       950.3      176.1      1,126.4

                                                                                            2013
                                                                            ------------------------------------
                                                                            AS ORIGINALLY            AS CURRENTLY
(AMOUNTS IN MILLIONS)                                                         REPORTED    CORRECTION   REPORTED
---------------------                                                       ------------- ---------- ------------
Cash flows from operating activities:
   Change in certain assets and liabilities:
       Insurance reserves..................................................   $   400.1    $(162.7)   $   237.4
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................        (6.1)     (29.8)       (35.9)
   Net cash from operating activities......................................      (139.0)    (192.5)      (331.5)
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................     1,903.8      (33.8)     1,870.0
   Withdrawals from universal life and investment contracts................    (1,466.9)     226.3     (1,240.6)
   Net cash from financing activities......................................       132.0      192.5        324.5

(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2015    2014    2013
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $572.7  $560.4  $541.7
Fixed maturity securities--non-taxable.....................................    2.8     2.7     0.7
Commercial mortgage loans..................................................   89.5    91.7    95.2
Restricted commercial mortgage loans related to securitization entity/(1)/.     --      --     6.0
Equity securities..........................................................    2.8     2.2     2.5
Other invested assets......................................................   24.1    24.6    32.6
Policy loans...............................................................   31.8    31.1    31.9
Cash, cash equivalents and short-term investments..........................    1.0     0.2     0.5
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  724.7   712.9   711.1
Expenses and fees..........................................................  (18.3)  (18.3)  (19.3)
                                                                            ------  ------  ------
   Net investment income................................................... $706.4  $694.6  $691.8
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

                        (AMOUNTS IN MILLIONS)                                             2015    2014    2013
                        ---------------------                                            ------  ------  ------
                        Available-for-sale securities:
                           Realized gains............................................    $ 41.4  $ 35.3  $ 56.5
                           Realized losses...........................................     (20.4)   (9.3)  (64.1)
                                                                                         ------  ------  ------
                           Net realized gains (losses) on available-for-sale securities    21.0    26.0    (7.6)
                                                                                         ------  ------  ------
                        Impairments:....................................................
                           Total other-than-temporary impairments....................     (10.7)   (3.1)   (2.4)
                           Portion of other-than-temporary impairments included in other comprehensive
                             income (loss)....................                               --    (0.5)   (3.8)
                                                                -                        ------  ------  ------
                           Net other-than-temporary impairments......................     (10.7)   (3.6)   (6.2)
                                                                -                        ------  ------  ------
                        Derivative instruments/(1)/.....................................  (79.3)  (93.6)  (27.5)
                        Commercial mortgage loans.......................................    1.7     3.2     2.9
                        Trading securities..............................................   (8.1)   39.8   (36.8)
                        Net gains related to securitization entity/(2)/.................     --      --     0.1
                        Other...........................................................    0.6     0.1    (3.0)
                                                                -                        ------  ------  ------
                           Net investment gains (losses).............................    $(74.8) $(28.1) $(78.1)
                                                                =                        ======  ======  ======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2015, 2014 and 2013 was $969.8 million, $210.5 million and $548.5 million, respectively, which was approximately 98.7%, 96.0% and 90.1%, respectively, of book value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                            2015   2014    2013
---------------------                                                           -----  -----  -------
Beginning balance.............................................................. $19.2  $22.4  $ 165.9
Additions:
   Other-than-temporary impairments not previously recognized..................    --    0.7      2.1
   Increases related to other-than-temporary impairments previously recognized.    --    0.4      2.6
Reductions:
   Securities sold, paid down or disposed......................................  (8.4)  (4.3)  (148.2)
                                                                                -----  -----  -------
Ending balance................................................................. $10.8  $19.2  $  22.4
                                                                                =====  =====  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2015     2014      2013
---------------------                                    -------  --------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $ 496.9  $  996.3  $ 405.5
   Equity securities....................................     2.9       0.3     (1.5)
   Investment in unconsolidated subsidiary..............    60.6     106.1     45.4
                                                         -------  --------  -------
       Subtotal.........................................   560.4   1,102.7    449.4
Adjustments to DAC, PVFP and benefit reserves...........  (319.2)   (541.2)  (235.6)
Income taxes, net.......................................   (63.5)   (160.9)   (59.4)
                                                         -------  --------  -------
Net unrealized investment gains (losses)................ $ 177.7  $  400.6  $ 154.4
                                                         =======  ========  =======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2015     2014     2013
---------------------                                                                 -------  -------  -------
Beginning balance.................................................................... $ 400.6  $ 154.4  $ 498.6
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities................................  (532.0)   675.7   (764.9)
   Adjustment to DAC.................................................................    92.7   (133.0)    77.9
   Adjustment to PVFP................................................................    78.6    (69.9)    74.4
   Adjustment to sales inducements...................................................     3.3     (2.2)     0.9
   Adjustment to benefit reserves....................................................    47.4   (100.5)   104.7
   Provision for income taxes........................................................    93.8   (109.3)   153.8
                                                                                      -------  -------  -------
       Change in unrealized gains (losses) on investment securities..................  (216.2)   260.8   (353.2)
Reclassification adjustments to net investment (gains) losses, net of taxes of $3.6,
  $7.8 and $(4.8)....................................................................    (6.7)   (14.6)     9.0
                                                                                      -------  -------  -------
Ending balance....................................................................... $ 177.7  $ 400.6  $ 154.4
                                                                                      =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2015, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                              GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                            --------------------------- --------------------------
                                                  AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                                   COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                               COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                             --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............ $   845.0     $117.6         $ --         $  (1.2)       $  --    $   961.4
    State and political subdivisions.............     567.0       49.4           --            (3.9)          --        612.5
    Non-U.S. government..........................     154.3       18.8           --            (0.9)          --        172.2
    U.S. corporate:
       Utilities.................................     738.4       72.0           --            (5.4)          --        805.0
       Energy....................................     703.8       22.9           --           (65.1)          --        661.6
       Finance and insurance.....................   1,067.6       75.0          0.4            (9.9)          --      1,133.1
       Consumer--non-cyclical....................     743.3       61.1           --            (8.1)          --        796.3
       Technology and communications.............     455.2       27.4           --           (11.4)          --        471.2
       Industrial................................     263.9        5.4           --           (13.7)          --        255.6
       Capital goods.............................     375.1       36.7           --            (2.8)          --        409.0
       Consumer--cyclical........................     424.4       19.5           --            (7.8)          --        436.1
       Transportation............................     276.3       17.5           --            (4.7)          --        289.1
       Other.....................................     159.6        9.4           --            (2.6)          --        166.4
                                                  ---------     ------         ----         -------        -----    ---------
       Total U.S. corporate......................   5,207.6      346.9          0.4          (131.5)          --      5,423.4
                                                  ---------     ------         ----         -------        -----    ---------
    Non-U.S. corporate:
       Utilities.................................     127.4        3.5           --            (3.2)          --        127.7
       Energy....................................     307.6       11.0           --           (21.6)          --        297.0
       Finance and insurance.....................     400.4       27.0          0.5            (2.2)          --        425.7
       Consumer--non-cyclical....................     160.4        6.3           --            (5.6)          --        161.1
       Technology and communications.............     219.5        7.6           --            (5.0)          --        222.1
       Industrial................................     256.6        4.9           --           (20.5)          --        241.0
       Capital goods.............................     127.2        3.8           --            (3.3)          --        127.7
       Consumer--cyclical........................      57.6        0.4           --            (1.4)          --         56.6
       Transportation............................     128.1       10.5           --            (1.4)          --        137.2
       Other.....................................     200.9        9.3           --            (7.7)          --        202.5
                                                  ---------     ------         ----         -------        -----    ---------
       Total non-U.S. corporate..................   1,985.7       84.3          0.5           (71.9)          --      1,998.6
                                                  ---------     ------         ----         -------        -----    ---------
    Residential mortgage-backed..................   1,470.6      109.2          2.3            (8.1)          --      1,574.0
    Commercial mortgage-backed...................     768.5       16.7          1.2            (8.9)        (0.2)       777.3
    Other asset-backed...........................     932.2        1.7           --           (25.5)          --        908.4
                                                  ---------     ------         ----         -------        -----    ---------
       Total fixed maturity securities...........  11,930.9      744.6          4.4          (251.9)        (0.2)    12,427.8
Equity securities................................      51.9        2.9           --              --           --         54.8
                                                  ---------     ------         ----         -------        -----    ---------
       Total available-for- sale securities...... $11,982.8     $747.5         $4.4         $(251.9)       $(0.2)   $12,482.6
                                                  =========     ======         ====         =======        =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   As of December 31, 2014, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                 GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                               --------------------------- --------------------------
                                                               NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                                   AMORTIZED     TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                             COST OR COST    IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                             ------------ --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............  $   874.0      $  149.5        $ --         $ (0.1)        $  --    $ 1,023.4
    State and political subdivisions.............      504.4          66.8          --           (0.5)           --        570.7
    Non-U.S. government..........................      175.8          22.3          --           (0.2)           --        197.9
    U.S. corporate:
       Utilities.................................      805.1         116.7          --           (1.6)           --        920.2
       Energy....................................      699.6          54.0          --           (7.0)           --        746.6
       Finance and insurance.....................    1,226.6         103.3          --           (1.3)           --      1,328.6
       Consumer--non-cyclical....................      828.1          96.3          --           (2.8)           --        921.6
       Technology and communications.............      548.1          34.1          --           (1.6)           --        580.6
       Industrial................................      280.6          14.5          --           (4.0)           --        291.1
       Capital goods.............................      413.0          45.8          --           (1.2)           --        457.6
       Consumer--cyclical........................      542.1          40.4          --           (4.5)           --        578.0
       Transportation............................      276.0          26.0          --           (2.4)           --        299.6
       Other.....................................      176.2          15.3          --             --            --        191.5
                                                   ---------      --------        ----         ------         -----    ---------
       Total U.S. corporate......................    5,795.4         546.4          --          (26.4)           --      6,315.4
                                                   ---------      --------        ----         ------         -----    ---------
    Non-U.S. corporate:
       Utilities.................................      126.0           4.6          --           (0.7)           --        129.9
       Energy....................................      416.7          23.3          --          (10.5)           --        429.5
       Finance and insurance.....................      501.8          38.0          --           (1.2)           --        538.6
       Consumer--non-cyclical....................      162.1          10.8          --           (1.9)           --        171.0
       Technology and communications.............      190.2          15.0          --           (1.3)           --        203.9
       Industrial................................      274.9          14.4          --           (4.1)           --        285.2
       Capital goods.............................      112.6           5.9          --           (1.6)           --        116.9
       Consumer--cyclical........................       21.6           1.0          --             --            --         22.6
       Transportation............................      105.4          11.4          --           (0.2)           --        116.6
       Other.....................................      332.1          13.7          --           (4.8)           --        341.0
                                                   ---------      --------        ----         ------         -----    ---------
       Total non-U.S. corporate..................    2,243.4         138.1          --          (26.3)           --      2,355.2
                                                   ---------      --------        ----         ------         -----    ---------
    Residential mortgage-backed..................    1,526.1         123.9         3.1           (8.4)         (0.1)     1,644.6
    Commercial mortgage-backed...................      881.3          32.7         2.8           (4.7)           --        912.1
    Other asset-backed...........................    1,501.4           3.6          --          (26.2)           --      1,478.8
                                                   ---------      --------        ----         ------         -----    ---------
       Total fixed maturity securities...........   13,501.8       1,083.3         5.9          (92.8)         (0.1)    14,498.1
Equity securities................................       51.9           1.5          --           (1.2)           --         52.2
                                                   ---------      --------        ----         ------         -----    ---------
       Total available-for- sale securities......  $13,553.7      $1,084.8        $5.9         $(94.0)        $(0.1)   $14,550.3
                                                   =========      ========        ====         ======         =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2015:

                                            LESS THAN 12 MONTHS             12 MONTHS OR MORE                   TOTAL
                                       ------------------------------  ---------------------------- --------------------
                                                  GROSS       NUMBER            GROSS      NUMBER              GROSS
                                        FAIR    UNREALIZED      OF     FAIR   UNREALIZED     OF      FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)            VALUE   LOSSES/(1)/ SECURITIES VALUE    LOSSES   SECURITIES  VALUE   LOSSES/(2)/
----------------------------           -------- ----------  ---------- ------ ---------- ---------- -------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government-sponsored
     enterprises...................... $   78.6  $  (1.2)       16     $   --   $   --       --     $   78.6  $  (1.2)
    State and political
     subdivisions.....................    125.4     (3.9)       31         --       --       --        125.4     (3.9)
    Non-U.S. government...............     20.7     (0.9)        9         --       --       --         20.7     (0.9)
    U.S. corporate....................  1,542.9   (109.9)      367      154.1    (21.6)      50      1,697.0   (131.5)
    Non-U.S. corporate................    732.8    (39.0)      145      149.1    (32.9)      35        881.9    (71.9)
    Residential mortgage-
     backed...........................    296.6     (4.2)       45       60.3     (3.9)      20        356.9     (8.1)
    Commercial mortgage-
     backed...........................    287.2     (8.5)       49       14.7     (0.6)      10        301.9     (9.1)
    Other asset-backed................    549.5     (6.3)      140      111.5    (19.2)      28        661.0    (25.5)
                                       --------  -------       ---     ------   ------      ---     --------  -------
    Subtotal, fixed maturity
     securities.......................  3,633.7   (173.9)      802      489.7    (78.2)     143      4,123.4   (252.1)
                                       --------  -------       ---     ------   ------      ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)
                                       ========  =======       ===     ======   ======      ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......... $3,519.8  $(134.9)      774     $360.7   $(23.3)     108     $3,880.5  $(158.2)
    20%-50% Below cost................    113.9    (39.0)       28      124.4    (49.3)      33        238.3    (88.3)
    (greater than)50% Below cost......       --       --        --        4.6     (5.6)       2          4.6     (5.6)
                                       --------  -------       ---     ------   ------      ---     --------  -------
    Total fixed maturity
     securities.......................  3,633.7   (173.9)      802      489.7    (78.2)     143      4,123.4   (252.1)
                                       --------  -------       ---     ------   ------      ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost.........       --       --        --         --       --       --           --       --
                                       --------  -------       ---     ------   ------      ---     --------  -------
    Total equity securities...........       --       --        --         --       --       --           --       --
                                       --------  -------       ---     ------   ------      ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)
                                       ========  =======       ===     ======   ======      ===     ========  =======
Investment grade...................... $3,421.2  $(154.2)      743     $387.5   $(49.5)     107     $3,808.7  $(203.7)
Below investment grade/(3)/...........    212.5    (19.7)       59      102.2    (28.7)      36        314.7    (48.4)
                                       --------  -------       ---     ------   ------      ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,633.7  $(173.9)      802     $489.7   $(78.2)     143     $4,123.4  $(252.1)
                                       ========  =======       ===     ======   ======      ===     ========  =======

                                       ----------
                                         NUMBER
                                           OF
(DOLLAR AMOUNTS IN MILLIONS)           SECURITIES
----------------------------           ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government-sponsored
     enterprises......................     16
    State and political
     subdivisions.....................     31
    Non-U.S. government...............      9
    U.S. corporate....................    417
    Non-U.S. corporate................    180
    Residential mortgage-
     backed...........................     65
    Commercial mortgage-
     backed...........................     59
    Other asset-backed................    168
                                          ---
    Subtotal, fixed maturity
     securities.......................    945
                                          ---
Total for securities in an unrealized
 loss position........................    945
                                          ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.........    882
    20%-50% Below cost................     61
    (greater than)50% Below cost......      2
                                          ---
    Total fixed maturity
     securities.......................    945
                                          ---
% Below cost--equity securities:
    (less than)20% Below cost.........     --
                                          ---
    Total equity securities...........     --
                                          ---
Total for securities in an unrealized
 loss position........................    945
                                          ===
Investment grade......................    850
Below investment grade/(3)/...........     95
                                          ---
Total for securities in an unrealized
 loss position........................    945
                                          ===

--------
/(1)/Amounts included $0.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for less than 12 months included $0.2 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2015:

                                            LESS THAN 12 MONTHS            12 MONTHS OR MORE                   TOTAL
                                       ------------------------------ ---------------------------- ------------------------------
                                                  GROSS      NUMBER            GROSS      NUMBER              GROSS      NUMBER
                                        FAIR    UNREALIZED     OF     FAIR   UNREALIZED     OF      FAIR    UNREALIZED     OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE     LOSSES   SECURITIES VALUE    LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
----------------------------           -------- ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
U.S. corporate:
    Utilities......................... $  102.9  $  (5.2)      25     $  9.6   $ (0.2)       7     $  112.5  $  (5.4)      32
    Energy............................    345.3    (55.0)      89       37.2    (10.1)      12        382.5    (65.1)     101
    Finance and insurance.............    240.1     (9.5)      48       20.7     (0.4)      10        260.8     (9.9)      58
    Consumer--non-cyclical............    226.0     (7.3)      55       13.3     (0.8)       5        239.3     (8.1)      60
    Technology and
     communications...................    172.9    (10.5)      51        6.7     (0.9)       2        179.6    (11.4)      53
    Industrial........................    149.3     (8.9)      32       24.4     (4.8)       7        173.7    (13.7)      39
    Capital goods.....................     78.8     (2.8)      24         --       --       --         78.8     (2.8)      24
    Consumer--cyclical................    123.4     (5.0)      26       24.8     (2.8)       6        148.2     (7.8)      32
    Transportation....................     67.9     (3.1)      12       17.4     (1.6)       1         85.3     (4.7)      13
    Other.............................     36.3     (2.6)       5         --       --       --         36.3     (2.6)       5
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
    Subtotal, U.S. corporate
     securities.......................  1,542.9   (109.9)     367      154.1    (21.6)      50      1,697.0   (131.5)     417
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
Non-U.S. corporate:
    Utilities.........................     63.5     (3.2)       8         --       --       --         63.5     (3.2)       8
    Energy............................    115.7    (10.5)      26       36.3    (11.1)       9        152.0    (21.6)      35
    Finance and insurance.............    115.5     (1.5)      28        7.3     (0.7)       1        122.8     (2.2)      29
    Consumer--non-cyclical............     72.0     (4.7)      12        9.0     (0.9)       1         81.0     (5.6)      13
    Technology and
     communications...................     84.7     (3.7)      16       16.6     (1.3)       4        101.3     (5.0)      20
    Industrial........................     92.1     (7.8)      22       47.0    (12.7)       9        139.1    (20.5)      31
    Capital goods.....................     33.0     (1.9)       5        5.9     (1.4)       3         38.9     (3.3)       8
    Consumer--cyclical................     26.7     (1.4)       4         --       --       --         26.7     (1.4)       4
    Transportation....................     40.5     (1.3)       7        2.0     (0.1)       1         42.5     (1.4)       8
    Other.............................     89.1     (3.0)      17       25.0     (4.7)       7        114.1     (7.7)      24
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
    Subtotal, non-U.S. corporate
     securities.......................    732.8    (39.0)     145      149.1    (32.9)      35        881.9    (71.9)     180
                                       --------  -------      ---     ------   ------       --     --------  -------      ---
    Total for corporate securities
     in an unrealized loss
     position......................... $2,275.7  $(148.9)     512     $303.2   $(54.5)      85     $2,578.9  $(203.4)     597
                                       ========  =======      ===     ======   ======       ==     ========  =======      ===

   As indicated in the tables above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to the increase in interest rates, mostly concentrated in our corporate securities. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 4.6% as of December 31, 2015.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $23.3 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BBB+" and approximately 74.0% of the unrealized losses were related to investment grade securities as of December 31, 2015. These unrealized losses were predominantly attributable to corporate securities including fixed rate securities purchased in a lower rate environment and variable rate securities purchased in a higher rate and lower spread environment. The average fair value percentage below cost for these securities was approximately 6.1% as of December 31, 2015. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2015:

                                                             INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
                               FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)   VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------   ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate:
       Energy................. $14.0   $ (5.0)      2.0%        3      $--     $--         --%        --
       Industrial.............   7.1     (2.6)      1.0         2       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
       Total U.S.
         corporate............  21.1     (7.6)      3.0         5       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
   Non-U.S. corporate:
       Energy.................  10.5     (3.6)      1.4         2       --      --         --         --
       Industrial.............   8.1     (2.8)      1.1         2       --      --         --         --
       Capital goods..........   1.1     (0.9)      0.4         2       --      --         --         --
       Other..................   1.7     (0.7)      0.3         1       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
       Total non-U.S.
         corporate............  21.4     (8.0)      3.2         7       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
   Structured securities:
       Other asset-backed.....  44.5    (16.6)      6.6         4       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
       Total structured
         securities...........  44.5    (16.6)      6.6         4       --      --         --         --
                               -----   ------      ----        --      ---     ---         --         --
Total......................... $87.0   $(32.2)     12.8%       16      $--     $--         --%        --
                               =====   ======      ====        ==      ===     ===         ==         ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                          BELOW INVESTMENT GRADE
                               -----------------------------------------------------------------------------
                                             20% TO 50%                          GREATER THAN 50%
                               -------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
                               FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)   VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------   ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate:
       Energy................. $ 7.2   $ (3.0)     1.2%         3     $ --    $  --        --%        --
       Technology and
         communications.......   2.3     (0.7)     0.3          1       --       --        --         --
       Industrial.............   4.0     (1.1)     0.4          1       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
       Total U.S.
         corporate............  13.5     (4.8)     1.9          5       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
   Non-U.S. corporate:
       Energy.................  15.7     (7.4)     2.9          6       --       --        --         --
       Technology and
         communications.......   0.9     (0.8)     0.3          1       --       --        --         --
       Industrial.............   1.9     (1.2)     0.5          1      4.6     (5.6)      2.2          2
       Other..................   3.7     (1.7)     0.7          3       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
       Total non-U.S.
         corporate............  22.2    (11.1)     4.4         11      4.6     (5.6)      2.2          2
                               -----   ------      ---         --     ----    -----       ---         --
   Structured securities:
       Other asset-backed.....   1.7     (1.2)     0.5          1       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
       Total structured
         securities...........   1.7     (1.2)     0.5          1       --       --        --         --
                               -----   ------      ---         --     ----    -----       ---         --
Total......................... $37.4   $(17.1)     6.8%        17     $4.6    $(5.6)      2.2%         2
                               =====   ======      ===         ==     ====    =====       ===         ==

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   Non-U.S. corporate

   As indicated above, $24.7 million of gross unrealized losses were related to non-U.S. corporate fixed maturity securities that have been in an unrealized loss position for more than 12 months and were more than 20% below cost. Of the total unrealized losses for non-U.S. corporate fixed maturity securities, $11.0 million, or 44.5%, related to the energy sector and $9.6 million, or 38.9%, related to the industrial sector. Reduced overseas demand for oil and metals, particularly copper, has led to a decline in commodities pricing, adversely impacting the fair value of these securities.

   We expect that our investments in non-U.S. corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is reasonably possible that issuers of our investments in non-U.S. corporate securities may perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of non-U.S. corporate securities in the future.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Structured Securities

   None of the $17.8 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost related to other-than-temporarily impaired securities where the unrealized losses represented the portion of the other-than-temporary impairment recognized in OCI. The extent and duration of the unrealized loss position on our structured securities was primarily due to credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. economy.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2015.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2014:

                                       LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                  ------------------------------ ------------------------------  ------------------------------
                                             GROSS                          GROSS                           GROSS
                                   FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)       VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
----------------------------      -------- ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government-
     sponsored enterprises....... $     --   $   --       --     $    6.4   $ (0.1)        6     $    6.4   $ (0.1)        6
    State and political
     subdivisions................       --       --       --         28.7     (0.5)       11         28.7     (0.5)       11
    Non-U.S. government..........      1.7     (0.1)       2          2.1     (0.1)        1          3.8     (0.2)        3
    U.S. corporate...............    746.9    (12.2)     127        370.3    (14.2)       81      1,117.2    (26.4)      208
    Non-U.S. corporate...........    388.2    (18.0)      72        218.5     (8.3)       35        606.7    (26.3)      107
    Residential mortgage-
     backed......................     38.3     (0.2)       9        167.1     (8.3)       56        205.4     (8.5)       65
    Commercial mortgage-
     backed......................    106.1     (0.5)      12        145.7     (4.2)       29        251.8     (4.7)       41
    Other asset-backed...........    678.5     (4.5)      89        258.8    (21.7)       31        937.3    (26.2)      120
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
    Subtotal, fixed maturity
     securities..................  1,959.7    (35.5)     311      1,197.6    (57.4)      250      3,157.3    (92.9)      561
Equity securities................       --       --       --         19.5     (1.2)        3         19.5     (1.2)        3
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
Total for securities in an
 unrealized loss position........ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)      564
                                  ========   ======      ===     ========   ======       ===     ========   ======       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.... $1,952.4   $(33.2)     309     $1,147.8   $(38.4)      241     $3,100.2   $(71.6)      550
    20%-50% Below cost...........      7.3     (2.3)       2         49.8    (19.0)        9         57.1    (21.3)       11
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
    Total fixed maturity
     securities..................  1,959.7    (35.5)     311      1,197.6    (57.4)      250      3,157.3    (92.9)      561
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
% Below cost--equity
 securities:
    (less than)20% Below cost....       --       --       --         19.5     (1.2)        3         19.5     (1.2)        3
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
    Total equity securities......       --       --       --         19.5     (1.2)        3         19.5     (1.2)        3
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
Total for securities in an
 unrealized loss position........ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)      564
                                  ========   ======      ===     ========   ======       ===     ========   ======       ===
Investment grade................. $1,763.5   $(23.4)     267     $1,124.0   $(52.7)      217     $2,887.5   $(76.1)      484
Below investment grade/(3)/......    196.2    (12.1)      44         93.1     (5.9)       36        289.3    (18.0)       80
                                  --------   ------      ---     --------   ------       ---     --------   ------       ---
Total for securities in an
 unrealized loss position........ $1,959.7   $(35.5)     311     $1,217.1   $(58.6)      253     $3,176.8   $(94.1)      564
                                  ========   ======      ===     ========   ======       ===     ========   ======       ===

--------
/(1)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $0.1 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2014:

                                        LESS THAN 12 MONTHS            12 MONTHS OR MORE                   TOTAL
                                   ------------------------------ ---------------------------- ------------------------------
                                              GROSS      NUMBER            GROSS      NUMBER              GROSS      NUMBER
                                    FAIR    UNREALIZED     OF     FAIR   UNREALIZED     OF      FAIR    UNREALIZED     OF
(DOLLAR AMOUNTS IN MILLIONS)        VALUE     LOSSES   SECURITIES VALUE    LOSSES   SECURITIES  VALUE     LOSSES   SECURITIES
----------------------------       -------- ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
DESCRIPTION OF SECURITIES
U.S. corporate:
   Utilities...................... $   39.9   $ (0.2)       7     $ 74.1   $ (1.4)      16     $  114.0   $ (1.6)      23
   Energy.........................    132.0     (4.8)      29       31.9     (2.2)       8        163.9     (7.0)      37
   Finance and insurance..........    166.2     (0.5)      27       29.4     (0.8)       9        195.6     (1.3)      36
   Consumer--non-cyclical.........    104.3     (2.0)      14       40.9     (0.8)      13        145.2     (2.8)      27
   Technology and
     communications...............     96.0     (1.0)      17       32.0     (0.6)       8        128.0     (1.6)      25
   Industrial.....................     41.6     (1.5)       9       50.3     (2.5)       8         91.9     (4.0)      17
   Capital goods..................     76.3     (0.2)      11       38.0     (1.0)       7        114.3     (1.2)      18
   Consumer--cyclical.............     68.9     (1.2)       9       45.1     (3.3)       8        114.0     (4.5)      17
   Transportation.................     18.7     (0.8)       3       28.6     (1.6)       4         47.3     (2.4)       7
   Other..........................      3.0       --        1         --       --       --          3.0       --        1
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
   Subtotal, U.S. corporate
     securities...................    746.9    (12.2)     127      370.3    (14.2)      81      1,117.2    (26.4)     208
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
Non-U.S. corporate:
   Utilities......................     13.8     (0.1)       3       28.5     (0.6)       2         42.3     (0.7)       5
   Energy.........................    149.3     (9.8)      28       17.6     (0.7)       4        166.9    (10.5)      32
   Finance and insurance..........     48.0     (0.8)       8       16.1     (0.4)       4         64.1     (1.2)      12
   Consumer--non-cyclical.........     39.2     (0.4)       4       33.1     (1.5)       5         72.3     (1.9)       9
   Technology and
     communications...............     11.7     (0.3)       4       33.9     (1.0)       6         45.6     (1.3)      10
   Industrial.....................     45.4     (1.5)       9       56.3     (2.6)       8        101.7     (4.1)      17
   Capital goods..................     19.7     (0.6)       2       10.3     (1.0)       2         30.0     (1.6)       4
   Transportation.................     13.3     (0.2)       3         --       --       --         13.3     (0.2)       3
   Other..........................     47.8     (4.3)      11       22.7     (0.5)       4         70.5     (4.8)      15
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
   Subtotal, non-U.S. corporate
     securities...................    388.2    (18.0)      72      218.5     (8.3)      35        606.7    (26.3)     107
                                   --------   ------      ---     ------   ------      ---     --------   ------      ---
Total for corporate securities in
  an unrealized loss position..... $1,135.1   $(30.2)     199     $588.8   $(22.5)     116     $1,723.9   $(52.7)     315
                                   ========   ======      ===     ======   ======      ===     ========   ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2015 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST
       (AMOUNTS IN MILLIONS)                      OR COST     FAIR VALUE
       ---------------------                   -------------- ----------
       Due one year or less...................   $   216.1    $   218.4
       Due after one year through five years..     1,584.1      1,649.9
       Due after five years through ten years.     2,740.5      2,753.2
       Due after ten years....................     4,218.9      4,546.6
                                                 ---------    ---------
              Subtotal........................     8,759.6      9,168.1
       Residential mortgage-backed............     1,470.6      1,574.0
       Commercial mortgage-backed.............       768.5        777.3
       Other asset-backed.....................       932.2        908.4
                                                 ---------    ---------
              Total...........................   $11,930.9    $12,427.8
                                                 =========    =========

   As of December 31, 2015, $1,935.7 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2015, securities issued by finance and insurance, energy, consumer--non-cyclical and utilities industry groups represented approximately
21.0 %, 12.9%, 12.9 % and 12.6 %, respectively, of our domestic and foreign corporate fixed maturity securities portfolio. No other industry group comprised more than 10% of our investment portfolio.

   As of December 31, 2015, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2015 and 2014, $7.8 million and $7.9 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of payments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2015                      2014
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Retail...............................................    $  654.1       38.9%      $  600.2       36.2%
Industrial...........................................       464.1       27.6          450.1       27.1
Office...............................................       402.0       24.0          428.6       25.8
Apartments...........................................       133.2        7.9          160.2        9.7
Mixed use/other......................................        26.8        1.6           20.0        1.2
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,680.2      100.0%       1,659.1      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.7)                     (0.3)
   Allowance for losses..............................        (4.2)                     (5.9)
                                                         --------                  --------
   Total.............................................    $1,675.3                  $1,652.9
                                                         ========                  ========

                                                                2015                      2014
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  454.5       27.0%      $  515.0       31.1%
Pacific..............................................       451.6       26.9          456.7       27.5
Middle Atlantic......................................       197.2       11.7          183.6       11.1
West North Central...................................       138.0        8.2          110.3        6.6
East North Central...................................       132.4        7.9          112.4        6.8
Mountain.............................................       111.2        6.6          103.5        6.2
East South Central...................................        75.4        4.5           61.7        3.7
West South Central...................................        66.6        4.0           61.6        3.7
New England..........................................        53.3        3.2           54.3        3.3
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,680.2      100.0%       1,659.1      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.7)                     (0.3)
   Allowance for losses..............................        (4.2)                     (5.9)
                                                         --------                  --------
   Total.............................................    $1,675.3                  $1,652.9
                                                         ========                  ========

   As of December 31, 2015 and 2014, our total mortgage holdings secured by real estate in California was $298.6 million and $301.3 million, respectively, which was 17.8% and 18.2%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2015
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Retail......................     $ --         $--           $ --          $ --    $  654.1  $  654.1
   Industrial..................       --          --             --            --       464.1     464.1
   Office......................      1.3          --             --           1.3       400.7     402.0
   Apartments..................       --          --             --            --       133.2     133.2
   Mixed use/other.............       --          --             --            --        26.8      26.8
                                    ----         ---           ----          ----    --------  --------
   Total recorded investment...                  $--
                                    $1.3                       $ --          $1.3    $1,678.9  $1,680.2
                                    ====         ===           ====          ====    ========  ========
% of total commercial mortgage
  loans........................      0.1%         --%            --%          0.1%       99.9%    100.0%
                                    ====         ===           ====          ====    ========  ========

                                                                  2014
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Retail......................     $ --         $--           $ --          $ --    $  600.2  $  600.2
   Industrial..................       --          --             --            --       450.1     450.1
   Office......................       --          --            5.8           5.8       422.8     428.6
   Apartments..................       --          --             --            --       160.2     160.2
   Mixed use/other.............       --          --             --            --        20.0      20.0
                                    ----         ---           ----          ----    --------  --------
   Total recorded investment...                  $--
                                    $ --                       $5.8          $5.8    $1,653.3  $1,659.1
                                    ====         ===           ====          ====    ========  ========
% of total commercial mortgage
  loans........................       --%         --%           0.3%          0.3%       99.7%    100.0%
                                    ====         ===           ====          ====    ========  ========

   As of December 31, 2015 and 2014, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of December 31, 2015 and 2014.

   As of and for the years ended December 31, 2015 and 2014, we modified or extended 5 and 16 commercial mortgage loans, respectively, with a total carrying value of $11.3 million and $97.6 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                    2015      2014      2013
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $    5.9  $    8.6  $   11.7
   Charge-offs........................................     (2.5)       --        --
   Recoveries.........................................       --        --        --
   Provision..........................................      0.8      (2.7)     (3.1)
                                                       --------  --------  --------
   Ending balance..................................... $    4.2  $    5.9  $    8.6
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $    4.2  $    5.9  $    8.6
                                                       ========  ========  ========
Recorded investment:
   Ending balance..................................... $1,680.2  $1,659.1  $1,552.1
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $     --
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,680.2  $1,659.1  $1,552.1
                                                       ========  ========  ========

   As of December 31, 2015 and 2014, we did not have any commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2015
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $193.6   $145.2    $309.2     $ 5.5        $ 0.6      $  654.1
   Industrial.................   198.5    113.8     148.3       1.2          2.3         464.1
   Office.....................   124.8     77.5     174.6      23.8          1.3         402.0
   Apartments.................    45.8     18.0      53.6      15.8           --         133.2
   Mixed use/other............     9.3       --      17.5        --           --          26.8
                                ------   ------    ------     -----        -----      --------
   Total recorded investment..  $572.0   $354.5    $703.2     $46.3        $ 4.2      $1,680.2
                                ======   ======    ======     =====        =====      ========
% of total....................    34.0%    21.1%     41.9%      2.8%         0.2%        100.0%
                                ======   ======    ======     =====        =====      ========
Weighted-average debt service
  coverage ratio..............    2.18     1.71      1.57      1.26         0.21          1.79
                                ======   ======    ======     =====        =====      ========

--------
/(1)/Included $1.3 million of loans past due and not individually impaired and $2.9 million of loans in good standing, where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 128.0%.

                                                            2014
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $138.4   $105.1    $339.0     $17.1        $ 0.6      $  600.2
   Industrial.................   174.8     57.4     206.4       9.1          2.4         450.1
   Office.....................   114.7     69.3     205.0      32.4          7.2         428.6
   Apartments.................    61.7     17.6      80.9        --           --         160.2
   Mixed use/other............     4.6      3.2      12.2        --           --          20.0
                                ------   ------    ------     -----        -----      --------
   Total recorded investment..  $494.2   $252.6    $843.5     $58.6        $10.2      $1,659.1
                                ======   ======    ======     =====        =====      ========
% of total....................    29.8%    15.2%     50.9%      3.5%         0.6%        100.0%
                                ======   ======    ======     =====        =====      ========
Weighted-average debt service
  coverage ratio..............    2.18     1.87      1.54      0.99         0.41          1.76
                                ======   ======    ======     =====        =====      ========

--------
/(1)/Included $5.8 million of loans past due and not individually impaired and $4.4 million of loans in good standing, where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 113.0%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                 2015
                                ---------------------------------------------------------------------
                                                                                    GREATER
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $11.3        $ 45.6      $156.2      $294.8     $146.2   $  654.1
   Industrial..................      23.0          82.7        48.2       206.0      104.2      464.1
   Office......................      13.8          31.6        71.4       216.1       69.1      402.0
   Apartments..................       3.6          26.5        30.1        35.3       37.7      133.2
   Mixed use/other.............        --          12.0         6.6         0.5        7.7       26.8
                                    -----        ------      ------      ------     ------   --------
   Total recorded investment...     $51.7        $198.4      $312.5      $752.7     $364.9   $1,680.2
                                    =====        ======      ======      ======     ======   ========
% of total.....................       3.1%         11.8%       18.6%       44.8%      21.7%     100.0%
                                    =====        ======      ======      ======     ======   ========
Weighted-average loan-to-value.      61.9%         63.3%       59.5%       57.2%      40.6%      54.9%
                                    =====        ======      ======      ======     ======   ========

                                                                 2014
                                ---------------------------------------------------------------------
                                                                                    GREATER
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $ 26.1       $ 67.8      $123.1      $293.8     $ 89.4   $  600.2
   Industrial..................       36.6         49.4        56.7       243.0       64.4      450.1
   Office......................       42.2         18.6        39.8       237.5       90.5      428.6
   Apartments..................         --         30.2        27.4        54.3       48.3      160.2
   Mixed use/other.............         --          0.9          --        16.1        3.0       20.0
                                    ------       ------      ------      ------     ------   --------
   Total recorded investment...     $104.9       $166.9      $247.0      $844.7     $295.6   $1,659.1
                                    ======       ======      ======      ======     ======   ========
% of total.....................        6.3%        10.1%       14.9%       50.9%      17.8%    100.0 %
                                    ======       ======      ======      ======     ======   ========
Weighted-average loan-to-value.       73.8%        61.4%       58.2%       60.4%      41.7%      57.7%
                                    ======       ======      ======      ======     ======   ========

   As of December 31, 2015 and 2014, we did not have any floating rate commercial mortgage loans.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2015                      2014
                                         ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                    -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.    $  613.1       49.0%      $  600.9       58.1%
Trading securities......................       442.3       35.4          198.0       19.2
Securities lending collateral...........        95.7        7.7           61.8        6.0
Limited partnerships....................        50.2        4.0           78.6        7.6
Derivatives.............................        35.0        2.8           25.9        2.5
Short-term investments..................        10.3        0.8           68.1        6.6
Real estate owned.......................         3.3        0.3             --         --
Other investments.......................         0.7         --            0.6         --
                                            --------      -----       --------      -----
   Total other invested assets..........    $1,250.6      100.0%      $1,033.9      100.0%
                                            ========      =====       ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures.

   The following table sets forth our positions in derivative instruments as of December 31:

                                                      DERIVATIVE ASSETS             DERIVATIVE LIABILITIES
                                               ------------------------------- --------------------------------
                                                    BALANCE        FAIR VALUE      BALANCE         FAIR VALUE
                                                     SHEET         -----------      SHEET         -------------
(AMOUNTS IN MILLIONS)                            CLASSIFICATION    2015  2014   CLASSIFICATION     2015   2014
---------------------                          --------------      ----- ----- --------------     ------ ------
                                               --------------      ----- -----  ------------      ------ ------
DERIVATIVES NOT DESIGNATED AS HEDGES
                                                 Other invested                       Other
Interest rate swaps...........................       assets        $ 0.7 $ 6.3     liabilities    $  0.2 $   --
                                                 Other invested                       Other
Credit default swaps..........................       assets          0.1   0.1     liabilities        --     --
                                                 Other invested                       Other
Equity index options..........................       assets         28.3  14.3     liabilities       0.3     --
                                                 Other invested                       Other
Financial futures.............................       assets           --    --     liabilities        --     --
                                                 Other invested                       Other
Equity return swaps...........................       assets          2.1    --     liabilities        --    0.9
                                                 Other invested                       Other
Limited guarantee.............................       assets          3.8   5.2     liabilities        --     --
                                                                                      Other
Reinsurance embedded derivatives..............  Other assets/(1)/   38.9  42.8     liabilities        --     --
                                                                                  Policyholder
                                                   Reinsurance                       account
GMWB embedded derivatives.....................  recoverable/(2)/    14.1  10.9    balances/(3)/    305.1  251.7
                                                                                  Policyholder
                                                                                     account
Fixed index annuity embedded derivatives......    Other assets        --    --    balances/(4)/    338.6  270.2
                                                                                  Policyholder
                                                                                     account
Indexed universal life embedded derivatives...    Other assets        --    --    balances/(5)/     10.0    6.7
                                                                   ----- -----                    ------ ------
   Total derivatives not designated as hedges.                      88.0  79.6                     654.2  529.5
                                                                   ----- -----                    ------ ------
   Total derivatives..........................                     $88.0 $79.6                    $654.2 $529.5
                                                                   ===== =====                    ====== ======

--------
/(1)/ Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/ Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/ Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(4)/ Represents the embedded derivatives associated with our fixed index annuity liabilities.
/(5)/ Represents the embedded derivatives associated with our indexed universal life liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The fair value of derivative positions presented above was not offset by the respective collateral amounts received or provided under these agreements.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB, fixed index annuity and indexed universal life embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                              MATURITIES/
(NOTIONAL IN MILLIONS)                MEASUREMENT DECEMBER 31, 2014 ADDITIONS TERMINATIONS DECEMBER 31, 2015
----------------------                ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps..................  Notional       $  259.3      $1,004.9   $(1,006.3)      $  257.9
Credit default swaps.................  Notional           10.0            --          --           10.0
Equity index options.................  Notional          943.3       1,433.8    (1,318.8)       1,058.3
Financial futures....................  Notional        1,145.8       4,802.5    (4,849.6)       1,098.7
Equity return swaps..................  Notional          100.2         377.7      (354.5)         123.4
Limited guarantee....................  Notional          250.0            --          --          250.0
Reinsurance embedded derivative......  Notional          686.2          26.3       (35.8)         676.7
                                                      --------      --------   ---------       --------
   Total derivatives.................                 $3,394.8      $7,645.2   $(7,565.0)      $3,475.0
                                                      ========      ========   =========       ========

                                                                              MATURITIES/
(NUMBER OF POLICIES)                  MEASUREMENT DECEMBER 31, 2014 ADDITIONS TERMINATIONS DECEMBER 31, 2015
--------------------                  ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives............  Policies         33,927            --      (2,485)        31,442
Fixed index annuity embedded
  derivatives........................  Policies         13,563         3,939        (292)        17,210
Indexed universal life embedded
  derivatives........................  Policies            421           595         (34)           982

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (v) other instruments to hedge the cash flows of various forecasted transactions.

   There were no pre-tax income (loss) effects of cash flow hedges for the years ended December 31, 2015 and 2014.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2013:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                  2015  2014   2013
---------------------                                                                 -----  ----- ------
Derivatives qualifying as effective accounting hedges as of January 1................ $63.6  $19.5 $ 47.2
Current period increases (decreases) in fair value, net of deferred taxes of $(2.9),
  $(23.8) and $14.9..................................................................   5.3   44.1  (27.4)
Reclassification to net (income) loss, net of deferred taxes of $0.3, $0.2 and $0.1..  (0.6)    --   (0.3)
                                                                                      -----  ----- ------
Derivatives qualifying as effective accounting hedges as of December 31.............. $68.3  $63.6 $ 19.5
                                                                                      =====  ===== ======

   Derivatives qualifying as effective accounting hedges totaled $68.3 million, $63.6 million and $19.6 million, net of taxes, for the years ended December 31, 2015, 2014 and 2013, respectively, from our investment in GLICNY. The $68.3 million, net of taxes, recorded in stockholder's equity as of December 31, 2015 is expected to be reclassified to future net income (loss) through our equity in net income of unconsolidated subsidiary and we do not expect any amounts to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments, in the next 12 months. No amounts were reclassified to net income
(loss) during the years ended December 31, 2015, 2014 and 2013 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (ii) other instruments to hedge various fair value exposures of investments.

   There were no pre-tax income (loss) effects of fair value hedges and related hedged items for the years ended December 31, 2015 and 2014.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2013:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
          -            ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......     $  --      gains (losses)        $(0.1)         income            $ --       gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.      (5.8)     gains (losses)          6.5     Interest credited       5.9       gains (losses)
                           -----                            -----                            ----
   Total..............     $(5.8)                           $ 6.4                            $5.9
                           =====                            =====                            ====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives. We also offer fixed index annuity and indexed universal life products and have reinsurance agreements with certain features that are required to be bifurcated as embedded derivatives.

   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                         CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                           2015     2014     2013            IN NET INCOME (LOSS)
---------------------                          ------  -------  -------  ----------------------------------------
Interest rate swaps........................... $  0.6  $  10.2  $ (16.0)      Net investment gains (losses)
Credit default swaps..........................     --      0.1      0.1       Net investment gains (losses)
Equity index options..........................  (23.6)   (28.0)   (36.6)      Net investment gains (losses)
Financial futures.............................  (31.5)    72.5   (196.7)      Net investment gains (losses)
Equity return swaps...........................    0.1      5.2    (33.4)      Net investment gains (losses)
Limited guarantee.............................   (1.4)     5.2     (0.5)      Net investment gains (losses)
Reinsurance embedded derivative...............   (1.3)    (4.1)    25.7       Net investment gains (losses)
GMWB embedded derivatives.....................  (21.6)  (126.9)   246.2       Net investment gains (losses)
Fixed index annuity embedded derivatives......   (7.1)   (26.8)   (16.4)      Net investment gains (losses)
Indexed universal life embedded derivatives...    6.5     (1.0)      --       Net investment gains (losses)
                                               ------  -------  -------
   Total derivatives not designated as hedges. $(79.3) $ (93.6) $ (27.6)
                                               ======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Derivative Counterparty Credit Risk

   Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds.

   The following table presents additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of December 31:

                                                                 2015                                     2014
                                                --------------------------------------   --------------------------------------
                                                DERIVATIVES   DERIVATIVES        NET     DERIVATIVES   DERIVATIVES        NET
(AMOUNTS IN MILLIONS)                           ASSETS/(1)/ LIABILITIES/(2)/ DERIVATIVES ASSETS/(1)/ LIABILITIES/(2)/ DERIVATIVES
---------------------                           ----------- ---------------  ----------- ----------- ---------------  -----------
Amounts presented in the balance sheet:
   Gross amounts recognized....................   $ 32.0        $  0.5         $ 31.5      $ 21.9         $ 0.9         $ 21.0
   Gross amounts offset in the balance sheet...       --            --             --          --            --             --
                                                  ------        ------         ------      ------         -----         ------
   Net amounts presented in the balance
     sheet.....................................     32.0           0.5           31.5        21.9           0.9           21.0
Gross amounts not offset in the balance sheet:
   Financial instruments/(3)/..................     (0.5)         (0.5)            --        (0.9)         (0.9)            --
   Collateral received.........................    (17.6)           --          (17.6)      (15.0)           --          (15.0)
   Collateral pledged..........................       --         (52.6)          52.6          --          (0.3)           0.3
Over collateralization.........................      0.1          52.6          (52.5)        0.1           0.3           (0.2)
                                                  ------        ------         ------      ------         -----         ------
Net amount.....................................   $ 14.0        $   --         $ 14.0      $  6.1         $  --         $  6.1
                                                  ======        ======         ======      ======         =====         ======

--------
/(1)/Included $0.8 million and $1.2 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives as of December 31, 2015 and 2014, respectively.
/(2)/Does not include any amounts related to accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives as of December 31, 2015 and 2014.
/(3)/Amounts represent derivative assets and/or liabilities that are presented gross within the balance sheet but are held with the same counterparty where we have a master netting arrangement. This adjustment results in presenting the net asset and net liability position for each counterparty.

   Almost all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2015 and 2014, we could have been allowed to claim $14.0 million and $6.1 million, respectively. The chart above excludes embedded derivatives as those derivatives are not subject to master netting arrangements.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2015                        2014
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Investment grade
   Matures after one year through five years..  $10.0    $0.1      $--      $10.0    $0.1      $--
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $10.0    $0.1      $--      $10.0    $0.1      $--
                                                =====    ====      ===      =====    ====      ===

(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2015      2014      2013
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,842.3  $2,818.3  $2,767.9
   Costs deferred.................................................    142.6     198.7     180.6
   Amortization, net of interest accretion........................   (185.3)   (174.7)   (133.4)
   Impairment.....................................................   (454.1)       --        --
   Reinsurance transactions/(1)/..................................       --        --       3.2
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  2,345.5   2,842.3   2,818.3
   Accumulated effect of net unrealized investment (gains) losses.   (105.8)   (198.5)    (65.5)
                                                                   --------  --------  --------
Balance as of December 31......................................... $2,239.7  $2,643.8  $2,752.8
                                                                   ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. In 2015, as part of our annual review of assumptions, we increased DAC amortization by $84.7 million in our universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements as well as corrections related to reinsurance inputs. We also entered into a Master Agreement (the "Master Agreement") with Protective Life Insurance Company ("Protective Life") in 2015. Pursuant to the Master Agreement, GLAIC and Protective Life agreed to enter into a reinsurance agreement (the "Reinsurance Agreement"), under the terms of which Protective Life will coinsure certain term life insurance business from us, net of third-party reinsurance. The Reinsurance Agreement was effective in January 2016. In connection with entering into the Master Agreement, we recorded a DAC impairment of $454.1 million as a result of loss recognition testing of certain term life insurance policies as part of this life block transaction.

   As of December 31, 2015, we believe all of our other businesses had sufficient future income and therefore the related DAC was recoverable. As of December 31, 2014, we believe all of our businesses had sufficient future income and therefore the related DAC was recoverable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                        2015                     2014
                                               ----------------------   ----------------------
                                                 GROSS                    GROSS
                                                CARRYING   ACCUMULATED   CARRYING   ACCUMULATED
(AMOUNTS IN MILLIONS)                          AMOUNT/(1)/ AMORTIZATION AMOUNT/(1)/ AMORTIZATION
---------------------                          ----------  ------------ ----------  ------------
PVFP..........................................   $630.6      $(492.5)     $552.0      $(472.8)
Capitalized software..........................    210.7       (189.5)      206.8       (178.5)
Deferred sales inducements to contractholders.     68.8        (35.6)       58.7        (31.4)
Other.........................................      2.5         (2.5)        2.5         (2.5)
                                                 ------      -------      ------      -------
   Total......................................   $912.6      $(720.1)     $820.0      $(685.2)
                                                 ======      =======      ======      =======

--------
/(1)/Gross carrying amount includes the accumulated effect of net unrealized investment gains (losses).

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2015, 2014 and 2013 was $30.7 million, $17.2 million and $52.7 million, respectively. Amortization expense related to deferred sales inducements of $4.2 million, $4.3 million and $2.3 million, respectively, for the years ended December 31, 2015, 2014 and 2013 was included in benefits and other changes in policy reserves.

   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                               2015     2014    2013
---------------------                                              ------  -------  ------
Unamortized balance as of January 1............................... $218.3  $ 221.6  $256.7
   Amortization...................................................  (32.5)   (15.9)  (48.6)
   Interest accreted at 6.14%, 5.73% and 5.64%....................   12.8     12.6    13.5
                                                                   ------  -------  ------
Unamortized balance as of December 31.............................  198.6    218.3   221.6
   Accumulated effect of net unrealized investment (gains) losses.  (60.5)  (139.1)  (69.2)
                                                                   ------  -------  ------
Balance as of December 31......................................... $138.1  $  79.2  $152.4
                                                                   ======  =======  ======

   We regularly review our assumptions and periodically test PVFP for recoverability in a manner similar to our treatment of DAC. In 2015, as part of our annual review of assumptions, we increased PVFP amortization for our universal life insurance products by $10.5 million. The updated assumptions largely reflected changes to persistency, long-term interest rates, mortality and other refinements. As of December 31, 2015, we believe all of our other businesses have sufficient future income and therefore the related PVFP is recoverable.

   The percentage of the December 31, 2015 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                  2016. 14.5%
                                  2017. 13.2%
                                  2018. 11.2%
                                  2019.  9.6%
                                  2020.  8.3%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   Goodwill and Impairment Losses

   As of December 31, 2013, our goodwill balance was $303.9 million. During 2014, in connection with our strategic planning process, we revisited our prior strategy of focusing on term life insurance, given the capital-intensive nature of the product and our revised capital plan. We were in the process of transitioning to higher return permanent products, including universal life insurance, indexed universal life insurance and linked-benefit products. Given this transition, our annual sales projections included in the determination of fair value for our life insurance reporting unit were significantly lower than sales levels expected in prior year's goodwill testing analysis. In addition, negative actions taken by rating agencies and suspension of sales by certain distributors, placed further strain on our annual sales projections. The uncertainty associated with the level and value of new business that a market participant would place on our life insurance business resulted in concluding the goodwill balance was no longer recoverable. Based on all these factors the fair value of projected new business for our life insurance reporting unit was less than the carrying value and we recorded a goodwill impairment of $303.9 million during 2014 reducing the goodwill balance to zero.

   There were no goodwill impairment charges recorded in 2013.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer.

   As of December 31, 2015, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   Effective January 1, 2015, GLAIC recaptured certain term life insurance policies previously ceded to River Lake VIII. Subsequent to the recapture GLAIC entered into a new coinsurance agreement with River Lake VIII to effectively cede the same term life insurance policies previously recaptured. River Lake VIII simultaneously entered into a monthly renewable term reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from GLAIC.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2015 and 2014, we had $1,888.7 million and $2,182.3 million, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2015 and 2014, we had a reinsurance recoverable of $6,127.6 million and $6,320.2 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric Company ("GE"), previously agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC. In connection with its announced realignment and reorganization of the business of General Electric Capital Corporation in December 2015, General Electric Capital Corporation merged with and into GE. As a result, GE is the successor obligor under the Capital Maintenance Agreement.

   We have term and universal life insurance policies ceded to Brookfield Life and Annuity Insurance Company Ltd ("BLAIC"), an affiliate. As of December 31, 2015 and 2014, total life insurance in-force ceded to BLAIC was $12,322.3 million and $12,885.7 million, respectively. To secure the payment of BLAIC's obligations to us under these reinsurance agreements and to allow for sufficient statutory reserve credit, trust accounts have been established and Genworth Holdings, Inc. provided a limited guarantee of up to $180.0 million to maintain an amount at least equal to the statutory reserves. The fair value of the trust accounts was $96.5 million and $98.5 million as of December 31, 2015 and 2014, respectively. The fair value of the limited guarantee was $123.0 million and $115.6 million as of December 31, 2015 and 2014, respectively.

   We also have term and universal life insurance policies and single premium deferred annuities assumed from GLIC. In 2013, we assumed an in-force block of single premium deferred annuities from GLIC and paid a ceding commission of $3.2 million associated with this reinsurance treaty. As of December 31, 2015 and 2014, we had reserves of $1,625.9 million and $1,432.8 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2015 and 2014, we had reinsurance recoverables of $321.4 million and $341.6 million, respectively, associated with these products in connection with this reinsurance agreement with GLIC.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves assumed from these external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $724.1 million and $29.3 million, respectively, as of December 31, 2015 and $669.7 million and $33.0 million, respectively, as of December 31, 2014 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table sets forth net life insurance in-force as of December 31:

 (AMOUNTS IN MILLIONS)                      2015         2014         2013
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 524,686.6  $ 537,386.1  $ 544,856.8
 Amounts assumed from other companies..   139,439.1    140,815.1    138,813.8
 Amounts ceded to other companies/(1)/.  (478,002.5)  (451,176.8)  (383,656.8)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 186,123.2  $ 227,024.4  $ 300,013.8
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        74.9%        62.0%        46.3%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              WRITTEN                     EARNED
                                     -------------------------  -------------------------
(AMOUNTS IN MILLIONS)                  2015     2014     2013     2015     2014     2013
---------------------                -------  -------  -------  -------  -------  -------
Direct.............................. $ 882.9  $ 922.3  $ 919.9  $ 884.2  $ 924.3  $ 921.1
Assumed.............................   156.7    156.7    148.6    156.7    156.7    148.6
Ceded...............................  (499.1)  (448.8)  (466.0)  (500.0)  (449.8)  (467.0)
                                     -------  -------  -------  -------  -------  -------
Net premiums........................ $ 540.5  $ 630.2  $ 602.5  $ 540.9  $ 631.2  $ 602.7
                                     =======  =======  =======  =======  =======  =======
Percentage of amount assumed to net.                               29.0%    24.8%    24.7%
                                                                =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,106.6 million, $1,228.2 million and $1,074.9 million during 2015, 2014 and 2013, respectively.

(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY  INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION  ASSUMPTION     2015     2014
---------------------                            ---------- ------------- -------- --------
Structured settlements with life contingencies..    /(1)/   1.50% - 8.00% $4,939.7 $5,026.1
Traditional life insurance contracts............    /(2)/   3.00% - 7.50%  2,582.6  2,664.3
Annuity contracts with life contingencies.......    /(1)/   1.50% - 8.00%  1,440.9  1,608.5
Accident and health insurance contracts.........    /(3)/   4.50% - 7.00%    121.5    126.1
Supplementary contracts with life contingencies.    /(1)/   1.50% - 8.00%     62.0     57.3
                                                                          -------- --------
   Total future policy benefits.................                          $9,146.7 $9,482.3
                                                                          ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table, Annuity 2000 Mortality Table or 2012 Individual Annuity Reserving Table.
/(2)/Principally modifications based on company experience of the Society of Actuaries 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   During 2014, loss recognition testing for our acquired block of accident and health insurance contracts resulted in a premium deficiency. As a result, we increased reserves $59.3 million and ceded this amount to GLIC. The results of the test were driven by changes to assumptions and methodologies primarily impacting claim termination rates, most significantly in later-duration claims, and benefit utilization rates. The 2015 test did not result in a charge. The liability for future policy benefits for our acquired block of accident and health insurance contracts represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant and result in further increases in the related future policy benefit reserves for this block of business by an amount that could be material to our results of operations and financial condition and liquidity.

   In 2014, we recorded a favorable correction of $38.3 million in our life insurance business related to a reinsurance agreement with GLIC whereby the ceded business was coded with incorrect assumptions. We also recorded an unfavorable correction of $27.7 million in 2014 related to reserves on a reinsurance transaction. These corrections related to prior year periods but were not material to our consolidated financial condition, results of operations or cash flows as previously presented.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (AMOUNTS IN MILLIONS)                                 2015      2014
    ---------------------                               --------- ---------
    Annuity contracts.................................. $ 4,456.8 $ 3,944.4
    Structured settlements without life contingencies..     903.9     989.6
    FABNs, funding agreements and GICs.................       5.5       7.3
    Supplementary contracts without life contingencies.     491.9     467.7
    Variable universal life insurance contracts........      16.1      17.1
                                                        --------- ---------
       Total investment contracts......................   5,874.2   5,426.1
    Universal life insurance contracts.................   6,427.1   6,107.3
                                                        --------- ---------
       Total policyholder account balances............. $12,301.3 $11,533.4
                                                        ========= =========

   In 2015, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $121.6 million for our universal and term universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements.

   We are a member of the FHLB and held $15.0 million of common stock related to our membership as of December 31, 2015 and 2014, which was included in equity securities. We have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. We did not have any outstanding funding agreements issued to the FHLB as of December 31, 2015 and 2014. We had letters of credit related to the FHLB of $582.8 million as of December 31, 2015 and 2014, for the benefit of certain of our wholly-owned subsidiaries that have issued non-recourse funding obligations to collateralize the obligation to make future payments on their behalf under certain tax sharing agreements. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $622.9 million and $626.8 million as of December 31, 2015 and 2014, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Certain Non-traditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2015     2014
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,301.5 $2,632.0
   Net amount at risk...................................................... $    4.4 $    5.1
   Average attained age of contractholders.................................       73       72
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $2,516.7 $3,013.5
   Net amount at risk...................................................... $  178.4 $  117.7
   Average attained age of contractholders.................................       74       73
Account values with living benefit guarantees:
   GMWBs................................................................... $2,700.1 $3,190.3
   Guaranteed annuitization benefits....................................... $1,147.6 $1,321.0

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2015 and 2014, our total liability associated with variable annuity contracts with minimum guarantees was approximately $5,510.3 million and $6,331.4 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $71.3 million and $54.5 million as of December 31, 2015 and 2014, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2015 and 2014, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $666.7 million and $481.3 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (AMOUNTS IN MILLIONS)    2015     2014
                    ---------------------  -------- --------
                     Balanced funds....... $3,011.6 $3,505.3
                     Equity funds.........  1,215.1  1,430.7
                     Bond funds...........    498.1    607.0
                     Money market funds...     77.3     82.6
                                           -------- --------
                        Total............. $4,802.1 $5,625.6
                                           ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth our recorded liability for policy and contract claims by business as of December 31:

        (AMOUNTS IN MILLIONS)                               2015   2014
        ---------------------                              ------ ------
        Life insurance.................................... $191.3 $178.2
        Fixed annuities...................................   12.2   11.8
        Accident and health insurance contracts...........   42.9   46.5
        Runoff............................................    8.2    9.3
                                                           ------ ------
           Total liability for policy and contract claims. $254.6 $245.8
                                                           ====== ======

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2015     2014     2013
       ---------------------                   -------  -------  -------
       Beginning balance as of January 1...... $ 245.8  $ 247.6  $ 233.1
       Less reinsurance recoverables..........  (112.4)  (125.7)  (109.8)
                                               -------  -------  -------
          Net balance as of January 1.........   133.4    121.9    123.3
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   810.8    888.3    714.4
          Prior years.........................     8.4     14.9     13.9
                                               -------  -------  -------
              Total incurred..................   819.2    903.2    728.3
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (736.8)  (796.5)  (657.1)
          Prior years.........................   (88.5)   (95.2)   (72.6)
                                               -------  -------  -------
              Total paid......................  (825.3)  (891.7)  (729.7)
                                               -------  -------  -------
          Net balance as of December 31.......   127.3    133.4    121.9
       Add reinsurance recoverables...........   127.3    112.4    125.7
                                               -------  -------  -------
       Ending balance as of December 31....... $ 254.6  $ 245.8  $ 247.6
                                               =======  =======  =======

   The liability for policy and contract claims represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant, and result in increases in reserves by an amount that could be material to our results of operations and financial condition and liquidity.

2015

   For 2015, the increase in the ending liability for policy and contract claims was primarily related to our life insurance business largely driven by higher frequency and severity of claims in 2015.

   In 2015, the incurred amount of $8.4 million related to insured events of prior years increased predominantly related to our life insurance business from higher claim severity and as a result of refinements to our estimated claim reserves in 2015. Additionally, we strengthened prior year reserves as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


2014

   For 2014, the increase in incurred losses was primarily related to our life insurance business largely driven by unfavorable mortality in 2014 compared to favorable mortality in 2013.

   In 2014, we strengthened prior year reserves by $14.9 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $12.0 million from $178.1 million as of December 31, 2013 primarily due to unfavorable mortality and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $2.9 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

2013

   For 2013, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from modestly higher claim frequency and severity in 2013 compared to 2012.

   In 2013, we strengthened prior year reserves by $13.9 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $12.8 million from $164.7 million as of December 31, 2012 primarily due to modestly higher claim severity and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $1.1 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

               (AMOUNTS IN MILLIONS)
               ---------------------
               ISSUANCE                         2015      2014
               --------                       --------  --------
               River Lake I, due 2033/(1)/... $  600.0  $  600.0
               River Lake I, due 2033/(2)/...    404.6     435.2
               River Lake II, due 2035/(1)/..    300.0     300.0
               River Lake II, due 2035/(2)/..    494.8     531.6
               Rivermont I, due 2050/(1)/....    315.0     315.0
                                              --------  --------
                  Subtotal...................  2,114.4   2,181.8
                  Deferred borrowing charges.    (16.2)    (16.5)
                                              --------  --------
                  Total...................... $2,098.2  $2,165.3
                                              ========  ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   These surplus notes bear a floating rate of interest and have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth Holdings provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), Genworth Holdings may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations, which is accounted for as a derivative. As of December 31, 2015 and 2014, the fair value of this derivative was $3.8 million and $5.2 million, respectively.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   During 2015 and 2014, River Lake I repaid $30.6 million and $26.1 million, respectively, of its total outstanding floating rate subordinated notes due in 2033.

   During 2015 and 2014, River Lake II repaid $36.8 million and $18.4 million, respectively, of its total outstanding floating rate subordinated notes due in 2035.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2015 and 2014 were 1.8% and 1.6%, respectively.

   In connection with the life block transaction with Protective Life discussed in note 5, River Lake I and River Lake II redeemed their outstanding floating rate subordinated notes in the first quarter of 2016.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                            2015    2014    2013
    ---------------------                          -------  ------  ------
    Current federal income taxes.................. $ (23.9) $ 31.7  $(40.0)
    Deferred federal income taxes.................  (184.2)  (20.9)  102.0
                                                   -------  ------  ------
       Total federal income taxes.................  (208.1)   10.8    62.0
                                                   -------  ------  ------
    Current state income taxes....................    (1.2)    1.5     2.9
    Deferred state income taxes...................    (1.9)   (0.8)  (11.5)
                                                   -------  ------  ------
       Total state income taxes...................    (3.1)    0.7    (8.6)
                                                   -------  ------  ------
       Total provision (benefit) for income taxes. $(211.2) $ 11.5  $ 53.4
                                                   =======  ======  ======

   As of December 31, 2015, the current federal income tax receivable was $5.0 million and was included in other assets in the consolidated balance sheet. As of December 31, 2014, the current federal income tax payable was $66.8 million and was included in other liabilities in the consolidated balance sheet. As of December 31, 2015 and 2014, the current state income tax payable was $0.2 million and $1.6 million, respectively, and was included in other liabilities in the consolidated balance sheets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   In 2013, we identified adjustments related to the reduction of liabilities for tax contingency reserves by our indirect parent, GNA, which reduced our additional paid-in capital by $4.1 million. In 2013, we also recorded $0.4 million to additional paid-in capital related to the settlements of a 2009 Revenue Agent Report. In 2014, we identified further adjustments to liabilities related to tax contingency reserves that increased our additional paid-in capital by $1.4 million. In 2015, there were no adjustments to liabilities related to tax contingency reserves.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                       2015            2014           2013
---------------------                                  -------------  --------------   ------------
Pre-tax income (loss) before equity in net income of
  unconsolidated subsidiary........................... $(577.4)       $(204.5)         $180.2
                                                       =======        =======          ======
Statutory U.S. federal income tax rate................ $(202.1) 35.0% $ (71.6)  35.0%  $ 63.1  35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect.    (2.0)  0.3      0.5   (0.2)    (5.6) (3.1)
   Benefit on tax favored investments.................   (10.8)  1.9    (16.9)   8.2    (17.5) (9.7)
   Non-deductible goodwill............................      --    --    106.4  (52.0)      --    --
   Valuation allowance................................    (1.2)  0.2       --     --     13.4   7.4
   Other, net/(1)/....................................     4.9  (0.8)    (6.9)   3.4       --    --
                                                       -------  ----  -------  -----   ------  ----
Effective rate........................................ $(211.2) 36.6% $  11.5   (5.6)% $ 53.4  29.6%
                                                       =======  ====  =======  =====   ======  ====

--------
/(1)/In 2014, we decreased our income tax provision by $7.1 million, or 3.5% effective tax rate, with an offset to deferred tax liability related to the write-off of an unsupported tax balance.

   For the year ended December 31, 2015, the increase in the effective tax rate was primarily attributable to an impairment of non-deductible goodwill in 2014 that did not recur. For the year ended December 31, 2014, the decrease in the effective tax rate was primarily attributable to non-deductible goodwill, partially offset by benefits on tax favored investments and write-off of an unsupported tax balance in 2014.

   The components of the net deferred income tax liability were as follows as of December 31:

     (AMOUNTS IN MILLIONS)                               2015      2014
     ---------------------                             --------  --------
     Assets:
        Accrued expenses.............................. $    8.6  $    6.7
        Net operating loss carryforwards..............    437.1     279.4
        Foreign tax credit carryforwards..............      5.0      11.8
        State income taxes............................      8.6       6.7
        Other.........................................      7.0       6.0
                                                       --------  --------
            Gross deferred income tax assets..........    466.3     310.6
            Valuation allowance.......................    (12.3)    (13.5)
                                                       --------  --------
            Total deferred income tax assets..........    454.0     297.1
                                                       --------  --------
     Liabilities:
        Investments...................................      3.5       1.4
        Insurance reserves............................    720.6     586.7
        Net unrealized gains on investment securities.     63.5     160.9
        PVFP..........................................     76.3      82.3
        DAC...........................................    584.5     754.6
        Other.........................................      6.6       9.1
                                                       --------  --------
            Total deferred income tax liabilities.....  1,455.0   1,595.0
                                                       --------  --------
            Net deferred income tax liability......... $1,001.0  $1,297.9
                                                       ========  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The above valuation allowance of $12.3 million as of December 31, 2015 related to a specific federal separate tax return net operating loss deferred tax asset. The above valuation allowance of $13.5 million as of December 31, 2014 related to foreign tax credits and a specific federal separate tax return net operating loss deferred tax asset. Based on our analysis, we believe it is more likely than not that the results of future operations will generate sufficient taxable income to enable us to realize the deferred tax assets for which we have not established valuation allowances.

   Net operating loss carryforwards amounted to $1,248.9 million as of December 31, 2015, and if unused, will expire beginning in 2024. Foreign tax credit carryforwards amounted to $5.0 million as of December 31, 2015, and if unused will begin to expire in 2019.

   In 2013, we identified adjustments to our deferred tax liability related to an unsupported tax balance that arose prior to Genworth's initial public offering ("IPO") and increased it by $5.8 million, with an offset to additional paid-in capital. GLICNY also identified further adjustments to its deferred tax liability that arose prior to Genworth's IPO which decreased our investment in GLICNY and additional paid-in capital by $0.8 million.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

       (AMOUNTS IN MILLIONS)                          2015   2014   2013
       ---------------------                         -----  -----  -----
       Balance as of January 1...................... $ 9.6  $ 9.8  $10.0
       Tax positions related to the current period:
          Gross additions...........................   0.8    1.8    1.2
          Gross reductions..........................  (1.6)    --     --
       Tax positions related to the prior years:
          Gross additions...........................    --     --    0.7
          Gross reductions..........................  (1.7)  (2.0)  (2.1)
                                                     -----  -----  -----
       Balance as of December 31.................... $ 7.1  $ 9.6  $ 9.8
                                                     =====  =====  =====

   The total amount of unrecognized tax benefits was $7.1 million as of December 31, 2015, of which $3.8 million, if recognized, would affect the effective rate on operations. We do not believe it is reasonably possible that any unrecognized tax benefits will be recognized in 2016.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2015, 2014 and 2013, we did not recognize any interest and penalties. We had no interest and penalties accrued as of December 31, 2015 and 2014.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years up through 2011. Any exposure with respect to these pre-2012 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash (paid) received for taxes was $(48.5) million, $18.5 million and $24.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $81.2 million, $80.0 million and $88.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   For a discussion of capital contributions and related transactions, see notes 11 and 16.

   The following table details our non-cash transactions for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                  2015  2014   2013
---------------------                                                  ---- -----  -----
Supplemental schedule of non-cash investing and financing activities:
   Tax contingencies and other tax related items...................... $0.9 $(1.5) $(1.6)
                                                                       ---- -----  -----
   Total non-cash transactions........................................ $0.9 $(1.5) $(1.6)
                                                                       ==== =====  =====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly. See note 7 for additional information related to reinsurance transactions with related parties.

   Under this agreement, amounts incurred for these items aggregated $150.3 million, $141.1 million and $157.8 million for the years ended December 31, 2015, 2014 and 2013, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $28.2 million, $35.3 million and $32.3 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $15.9 million, $16.1 million and $16.7 million to Genworth in 2015, 2014 and 2013, respectively, for investment-related services. We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2015, 2014 and 2013, we incurred no interest expense under this agreement. For the years ended December 31, 2015, 2014 and 2013, we paid interest at the cost of funds to GNA, which was 0.3% for each year. In addition, as of December 31, 2015 and 2014, there were no borrowings under this agreement. Genworth Holdings owed us $0.5 million as of December 31, 2015 and 2014, which was included in other assets in the consolidated balance sheet for each year. GNA also owed us $6.8 million and $3.1 million as of December 31, 2015 and 2014, respectively, which was also included in other assets in the consolidated balance sheet. Amounts recognized as interest income related to these intercompany loans during 2015 and 2014 were not significant.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2015, we recorded $24.5 million in retained earnings related to losses associated with the sale of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

securities to affiliates. For the year ended December 31, 2014, we did not sell any securities to affiliates. For the year ended December 31, 2013, we recorded $1.2 million in additional paid-in capital related to gains associated with the sale of securities to affiliates.

   Newco, our direct wholly-owned subsidiary, is a real estate company which owns several buildings and land in Virginia. During 2015 and 2014, Newco leased buildings to affiliates and we recognized $4.4 million in rental income related to these lease arrangements in each year.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Primarily represents short-term investments and limited partnerships accounted for under the cost method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Limited partnerships are valued based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the underlying instrument. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                      2015
                     -                       ------------------------------------------------------
                                                                             FAIR VALUE
                                             NOTIONAL    CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                         AMOUNT      AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,675.3 $1,751.2   $--    $  --  $1,751.2
   Other invested assets....................     /(1)/       20.3     21.5    --     10.3      11.2
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/    2,098.2  1,532.6    --       --   1,532.6
   Investment contracts.....................     /(1)/    5,874.2  6,250.1    --      5.2   6,244.9
Other firm commitments:
   Commitments to fund limited partnerships.   13.2            --       --    --       --        --
   Ordinary course of business lending
     commitments............................    8.7            --       --    --       --        --

                                                                      2014
                                             ------------------------------------------------------
                                                                             FAIR VALUE
                                             NOTIONAL    CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                         AMOUNT      AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,652.9 $1,776.7   $--    $  --  $1,776.7
   Other invested assets....................     /(1)/       79.6     80.7    --     68.1      12.6
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/    2,181.8  1,573.2    --       --   1,573.2
   Investment contracts.....................     /(1)/    5,426.1  5,696.8    --      6.8   5,690.0
Other firm commitments:
   Commitments to fund limited partnerships.   14.0            --       --    --       --        --
   Ordinary course of business lending
     commitments............................   10.7            --       --    --       --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The fair value of fixed maturity, equity and trading securities are estimated primarily based on information derived from third-party pricing services ("pricing services"), internal models and/or third-party broker provided prices ("broker quotes"), which use a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information. In general, a market approach is utilized if there is readily available and relevant market activity for an individual security. In certain cases where market information is not available for a specific security but is available for similar securities, a

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

security is valued using that market information for similar securities, which is also a market approach. When market information is not available for a specific security or is available but such information is less relevant or reliable, an income approach or a combination of a market and income approach is utilized. For securities with optionality, such as call or prepayment features (including mortgage-backed or asset-backed securities), an income approach may be used. In addition, a combination of the results from market and income approaches may be used to estimate fair value. These valuation techniques may change from period to period, based on the relevance and availability of market data.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from pricing services as well as broker quotes in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes to be of high quality, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We evaluate changes in fair value that are greater than certain pre-defined thresholds each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed. A pricing committee provides additional oversight and guidance in the evaluation and review of the pricing methodologies used to value our investment portfolio.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote for public or private fixed maturity securities. In certain instances, we utilize price caps for broker quoted securities where the estimated market yield results in a valuation that may exceed the amount that we believe would be received in a market transaction. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. Additionally, on a monthly basis we review a sample of securities, examining the pricing service's assumptions to determine if we agree with the service's derived price. When available, we also evaluate the prices sampled as compared to other public prices. If a variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an income approach where we obtain public bond spreads and utilize those in an internal model to determine fair value. Other inputs to the model include rating and weighted-average life, as well as sector which is used to assign the spread. We then add an additional premium,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction and value all private fixed maturity securities at par that have less than 12 months to maturity. When a security does not have an external rating, we assign the security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. To evaluate the reasonableness of the internal model, we review a sample of private fixed maturity securities each month. In that review we compare the modeled prices to the prices of similar public securities in conjunction with analysis on current market indicators. If a pricing variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. At the end of each month, all internally modeled prices are compared to the prior month prices with an evaluation of all securities with a month-over-month change greater than a pre-defined threshold. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized, liquidity premiums applied, and whether external ratings are available for our private placements to determine whether the spreads utilized would be considered observable inputs. We classify private securities without an external rating and public bond spread as Level
3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities.

   For broker quotes, we consider the valuation methodology utilized by the third party and analyze a sample each month to assess reasonableness given then-current market conditions. Additionally, for broker quotes on certain structured securities, we validate prices received against other publicly available pricing sources. Broker quotes are typically based on an income approach given the lack of available market data. As the valuation typically includes significant unobservable inputs, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we determine fair value using an income approach. We analyze a sample each month to assess reasonableness given then-current market conditions. We maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

   A summary of the inputs used for our fixed maturity, equity and trading securities based on the level in which instruments are classified is included below. We have combined certain classes of instruments together as the nature of the inputs is similar.

LEVEL 1 MEASUREMENTS

   Equity securities. The primary inputs to the valuation of exchange-traded equity securities include quoted prices for the identical instrument.

LEVEL 2 MEASUREMENTS

   Fixed maturity securities

  . Third-party pricing services: In estimating the fair value of fixed maturity securities, approximately 85% of our portfolio is priced using third-party pricing sources. These pricing services utilize industry-standard valuation techniques that include market-based approaches, income-based approaches, a combination of market-based and income-based approaches or other proprietary, internally generated models as part of the valuation processes. These third-party pricing vendors maximize the use of publicly available data inputs to generate valuations for each asset class. Priority and type of inputs used may change frequently as certain inputs may be more direct drivers of valuation at the time of pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

      Examples of significant inputs incorporated by third-party pricing services may include sector and issuer spreads, seasoning, capital structure, security optionality, collateral data, prepayment assumptions, default assumptions, delinquencies, debt covenants, benchmark yields, trade data, dealer quotes, credit ratings, maturity and weighted-average life. We conduct regular meetings with our third-party pricing services for the purpose of understanding the methodologies, techniques and inputs used by the third-party pricing providers.

   The following table presents a summary of the significant inputs used by our third-party pricing services for certain fair value measurements of fixed maturity securities that are classified as Level 2 as of December 31, 2015:

(AMOUNTS IN MILLIONS)                  FAIR VALUE          PRIMARY METHODOLOGIES                   SIGNIFICANT INPUTS
---------------------                  ----------  -------------------------------------  -------------------------------------
                                                                                          Bid side prices, trade prices, Option
                                                                                          Adjusted Spread ("OAS") to swap
                                                                                          curve, Bond Market Association
                                                                                          ("BMA") OAS, Treasury Curve, Agency
U.S. government, agencies and                      Price quotes from trading desk,        Bullet Curve, maturity to issuer
 government-sponsored enterprises.....   $961.4    broker feeds                           spread
--------------------------------------------------------------------------------------------------------------------------------
                                                   Multi-dimensional attribute-based      Trade prices, material event notices,
                                                   modeling systems, third-party pricing  Municipal Market Data benchmark
State and political subdivisions......   $612.5    vendors                                yields, broker quotes
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Matrix pricing, spread priced to       bid-offer spread, market research
                                                   benchmark curves, price quotes from    publications, third-party pricing
Non-U.S. government...................   $161.5    market makers                          sources
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Bid side prices to Treasury Curve,
                                                                                          Issuer Curve, which includes sector,
                                                                                          quality, duration, OAS percentage and
                                                   Multi-dimensional attribute-based      change for spread matrix, trade
                                                   modeling systems, broker quotes,       prices, comparative transactions,
                                                   price quotes from market makers,       Trade Reporting and Compliance Engine
U.S. corporate........................ $4,495.7    internal models, OAS-based models      ("TRACE") reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Multi-dimensional attribute-based      bid-offer spread, market research
                                                   modeling systems, OAS-based models,    publications, third-party pricing
Non-U.S. corporate.................... $1,528.3    price quotes from market makers        sources
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Prepayment and default assumptions,
                                                                                          aggregation of bonds with similar
                                                                                          characteristics, including collateral
                                                                                          type, vintage, tranche type,
                                                                                          weighted-average life,
                                                   OAS-based models, To Be Announced      weighted-average loan age, issuer
                                                   pricing models, single factor          program and delinquency ratio, pay up
Residential mortgage-backed........... $1,543.9    binomial models, internally priced     and pay down factors, TRACE reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Credit risk, interest rate risk,
                                                                                          prepayment speeds, new issue data,
                                                                                          collateral performance, origination
                                                   Multi-dimensional attribute-based      year, tranche type, original credit
                                                   modeling systems, pricing matrix,      ratings, weighted-average life, cash
                                                   spread matrix priced to swap curves,   flows, spreads derived from broker
                                                   Trepp commercial mortgage-backed       quotes, bid side prices, spreads to
Commercial mortgage-backed............   $771.7    securities analytics model             daily updated swaps curves
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Spreads to daily updated swaps
                                                                                          curves, spreads derived from trade
                                                                                          prices and broker quotes, bid side
                                                                                          prices, new issue data, collateral
                                                                                          performance, analysis of prepayment
                                                   Multi-dimensional attribute-based      speeds, cash flows, collateral loss
                                                   modeling systems, spread matrix        analytics, historical issue analysis,
                                                   priced to swap curves, price quotes    trade data from market makers, TRACE
Other asset-backed....................   $519.8    from market makers, internal models    reports
--------------------------------------------------------------------------------------------------------------------------------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


  . Internal models: A portion of our non-U.S. government, U.S. corporate and non-U.S. corporate securities are valued using internal models. The fair value of these fixed maturity securities were $10.7 million, $213.2 million and $83.7 million, respectively, as of December 31, 2015. Internally modeled securities are primarily private fixed maturity securities where we use market observable inputs such as an interest rate yield curve, published credit spreads for similar securities based on the external ratings of the instrument and related industry sector of the issuer. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps and liquidity premiums are established using inputs from market participants.

   Equity securities. The primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active.

LEVEL 3 MEASUREMENTS

   Fixed maturity securities

  . Internal models: A portion of our U.S. government, agencies and government-sponsored enterprises, non-U.S. government, U.S. corporate, non-U.S. corporate, residential mortgage-backed, commercial mortgage-backed and other asset-backed securities are valued using internal models. The primary inputs to the valuation of the bond population include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, duration, call provisions, issuer rating, benchmark yields and credit spreads. Certain private fixed maturity securities are valued using an internal model using market observable inputs such as interest rate yield curve, as well as published credit spreads for similar securities where there are no external ratings of the instrument and include a significant unobservable input. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps are established using inputs from market participants. For structured securities, the primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, weighted-average coupon, weighted-average maturity, issuer rating, structure of the security, expected prepayment speeds and volumes, collateral type, current and forecasted loss severity, average delinquency rates, vintage of the loans, geographic region, debt service coverage ratios, payment priority with the tranche, benchmark yields and credit spreads. The fair value of our Level 3 fixed maturity securities priced using internal models was $987.3 million as of December 31, 2015.

  . Broker quotes: A portion of our state and political subdivisions, U.S. corporate, non-U.S. corporate, residential mortgage-backed, commercial mortgage-backed and other asset-backed securities are valued using broker quotes. Broker quotes are obtained from third-party providers that have current market knowledge to provide a reasonable price for securities not routinely priced by third-party pricing services. Brokers utilized for valuation of assets are reviewed annually. The fair value of our Level 3 fixed maturity securities priced by broker quotes was $538.1 million as of December 31, 2015.

   Equity securities. The primary inputs to the valuation include broker quotes where the underlying inputs are unobservable and for internal models, structure of the security and issuer rating.

   Securities lending collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we have not recorded any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3. Genworth Holdings, Inc. provides a limited guarantee to Rivermont I, our wholly-owned subsidiary, whereby Rivermont I is guaranteed to receive a prescribed rate of return on its modified coinsurance agreement assets held by GLAIC. This limited guarantee is accounted for as a derivative that does not qualify for hedge accounting and is carried at fair value.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2015 and 2014, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $67.8 million and $64.1 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

   Fixed index annuity embedded derivatives

   We offer fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

   Indexed universal life embedded derivatives

   We offer indexed universal life products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables set forth our assets by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                                       2015
                                                                       -------------------------------------
(AMOUNTS IN MILLIONS)                                                    TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                                  --------- -------- --------- --------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $   961.4 $     -- $   961.4 $     --
          State and political subdivisions............................     612.5       --     612.5       --
          Non-U.S. government.........................................     172.2       --     172.2       --
          U.S. corporate:
             Utilities................................................     805.0       --     601.7    203.3
             Energy...................................................     661.6       --     589.4     72.2
             Finance and insurance....................................   1,133.1       --     957.9    175.2
             Consumer--non-cyclical...................................     796.3       --     771.5     24.8
             Technology and communications............................     471.2       --     471.2       --
             Industrial...............................................     255.6       --     246.7      8.9
             Capital goods............................................     409.0       --     373.2     35.8
             Consumer--cyclical.......................................     436.1       --     349.6     86.5
             Transportation...........................................     289.1       --     250.1     39.0
             Other....................................................     166.4       --      97.6     68.8
                                                                       --------- -------- --------- --------
             Total U.S. corporate.....................................   5,423.4       --   4,708.9    714.5
                                                                       --------- -------- --------- --------
          Non-U.S. corporate:
             Utilities................................................     127.7       --      61.8     65.9
             Energy...................................................     297.0       --     226.9     70.1
             Finance and insurance....................................     425.7       --     369.8     55.9
             Consumer--non-cyclical...................................     161.1       --     125.7     35.4
             Technology and communications............................     222.1       --     214.6      7.5
             Industrial...............................................     241.0       --     211.0     30.0
             Capital goods............................................     127.7       --      62.3     65.4
             Consumer--cyclical.......................................      56.6       --      51.4      5.2
             Transportation...........................................     137.2       --     113.6     23.6
             Other....................................................     202.5       --     174.9     27.6
                                                                       --------- -------- --------- --------
             Total non-U.S. corporate.................................   1,998.6       --   1,612.0    386.6
                                                                       --------- -------- --------- --------
          Residential mortgage-backed.................................   1,574.0       --   1,543.9     30.1
          Commercial mortgage-backed..................................     777.3       --     771.7      5.6
          Other asset-backed..........................................     908.4       --     519.8    388.6
                                                                       --------- -------- --------- --------
          Total fixed maturity securities.............................  12,427.8       --  10,902.4  1,525.4
                                                                       --------- -------- --------- --------
       Equity securities..............................................      54.8     38.0       1.0     15.8
                                                                       --------- -------- --------- --------
       Other invested assets:
          Trading securities..........................................     442.3       --     442.3       --
          Derivative assets:
             Interest rate swaps......................................       0.7       --       0.7       --
             Credit default swaps.....................................       0.1       --       0.1       --
             Equity index options.....................................      28.3       --        --     28.3
             Equity return swaps......................................       2.1       --       2.1       --
             Limited guarantee........................................       3.8       --        --      3.8
                                                                       --------- -------- --------- --------
             Total derivative assets..................................      35.0       --       2.9     32.1
                                                                       --------- -------- --------- --------
          Securities lending collateral...............................      95.7       --      95.7       --
                                                                       --------- -------- --------- --------
          Total other invested assets.................................     573.0       --     540.9     32.1
                                                                       --------- -------- --------- --------
    Other assets/(1)/.................................................      38.9       --      38.9       --
    Reinsurance recoverable/(2)/......................................      14.1       --        --     14.1
    Separate account assets...........................................   7,228.9  7,228.9        --       --
                                                                       --------- -------- --------- --------
             Total assets............................................. $20,337.5 $7,266.9 $11,483.2 $1,587.4
                                                                       ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                       2014
                                                                       -------------------------------------
(AMOUNTS IN MILLIONS)                                                    TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                                  --------- -------- --------- --------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $ 1,023.4 $     -- $ 1,023.4 $     --
          State and political subdivisions............................     570.7       --     565.6      5.1
          Non-U.S. government.........................................     197.9       --     197.9       --
          U.S. corporate:
             Utilities................................................     920.2       --     720.9    199.3
             Energy...................................................     746.6       --     662.8     83.8
             Finance and insurance....................................   1,328.6       --   1,211.1    117.5
             Consumer--non-cyclical...................................     921.6       --     874.8     46.8
             Technology and communications............................     580.6       --     580.6       --
             Industrial...............................................     291.1       --     291.1       --
             Capital goods............................................     457.6       --     425.3     32.3
             Consumer--cyclical.......................................     578.0       --     453.8    124.2
             Transportation...........................................     299.6       --     231.2     68.4
             Other....................................................     191.5       --     118.7     72.8
                                                                       --------- -------- --------- --------
             Total U.S. corporate.....................................   6,315.4       --   5,570.3    745.1
                                                                       --------- -------- --------- --------
          Non-U.S. corporate:
             Utilities................................................     129.9       --      53.5     76.4
             Energy...................................................     429.5       --     327.9    101.6
             Finance and insurance....................................     538.6       --     460.5     78.1
             Consumer--non-cyclical...................................     171.0       --     131.9     39.1
             Technology and communications............................     203.9       --     203.9       --
             Industrial...............................................     285.2       --     234.9     50.3
             Capital goods............................................     116.9       --      44.3     72.6
             Consumer--cyclical.......................................      22.6       --       6.8     15.8
             Transportation...........................................     116.6       --      84.7     31.9
             Other....................................................     341.0       --     313.4     27.6
                                                                       --------- -------- --------- --------
             Total non-U.S. corporate.................................   2,355.2       --   1,861.8    493.4
                                                                       --------- -------- --------- --------
          Residential mortgage-backed.................................   1,644.6       --   1,631.7     12.9
          Commercial mortgage-backed..................................     912.1       --     911.1      1.0
          Other asset-backed..........................................   1,478.8       --     925.4    553.4
                                                                       --------- -------- --------- --------
          Total fixed maturity securities.............................  14,498.1       --  12,687.2  1,810.9
                                                                       --------- -------- --------- --------
       Equity securities..............................................      52.2     35.1       1.2     15.9
                                                                       --------- -------- --------- --------
       Other invested assets:
          Trading securities..........................................     198.0       --     198.0       --
          Derivative assets:
             Interest rate swaps......................................       6.3       --       6.3       --
             Credit default swaps.....................................       0.1       --       0.1       --
             Equity index options.....................................      14.3       --        --     14.3
             Limited guarantee........................................       5.2       --        --      5.2
                                                                       --------- -------- --------- --------
             Total derivative assets..................................      25.9       --       6.4     19.5
                                                                       --------- -------- --------- --------
          Securities lending collateral...............................      61.8       --      61.8       --
                                                                       --------- -------- --------- --------
          Total other invested assets.................................     285.7       --     266.2     19.5
                                                                       --------- -------- --------- --------
    Other assets/(1)/.................................................      42.8       --      42.8       --
    Reinsurance recoverable/(2)/......................................      10.9       --        --     10.9
    Separate account assets...........................................   8,422.6  8,422.6        --       --
                                                                       --------- -------- --------- --------
             Total assets............................................. $23,312.3 $8,457.7 $12,997.4 $1,857.2
                                                                       ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                 TOTAL REALIZED AND
                                                 UNREALIZED GAINS
                                                     (LOSSES)
                                      BEGINNING  ----------------
                                       BALANCE   INCLUDED
                                        AS OF     IN NET                                                      TRANSFER
                                      JANUARY 1,  INCOME   INCLUDED                                             INTO
(AMOUNTS IN MILLIONS)                    2015     (LOSS)    IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3/(1)/
---------------------                 ---------- --------  -------- --------- -------  --------- ----------- -----------
Fixed maturity securities:
   State and political subdivisions..  $    5.1   $   --    $   --   $   --   $    --    $ --      $    --     $   --
   U.S. corporate:
         Utilities...................     199.3       --      (3.2)     9.0        --      --         (1.8)        --
         Energy......................      83.8       --      (3.4)      --      (4.1)     --         (4.1)        --
         Finance and
          insurance..................     117.5      0.5      (1.9)    35.0        --      --         (4.5)      36.6
         Consumer--
          non-cyclical...............      46.8       --       0.1       --        --      --        (12.0)        --
         Industrial..................        --       --      (0.1)     9.0        --      --           --         --
         Capital goods...............      32.3      0.1      (1.6)     7.8      (2.8)     --           --         --
         Consumer--cyclical..........     124.2       --      (4.8)    20.0        --      --         (4.9)       0.5
         Transportation..............      68.4       --      (0.4)      --        --      --        (17.5)        --
         Other.......................      72.8       --      (0.7)      --        --      --         (3.3)        --
                                       --------   ------    ------   ------   -------    ----      -------     ------
         Total U.S. corporate........     745.1      0.6     (16.0)    80.8      (6.9)     --        (48.1)      37.1
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Non-U.S. corporate:...............
         Utilities...................      76.4       --      (0.5)    10.0        --      --        (20.0)        --
         Energy......................     101.6     (0.3)     (6.1)      --      (4.7)     --        (20.4)        --
         Finance and
          insurance..................      78.1      2.4      (1.7)      --        --      --        (21.4)        --
         Consumer--
          non-cyclical...............      39.1       --      (2.0)     9.0        --      --        (10.7)        --
         Technology and
          communications.............        --       --      (0.5)     8.0        --      --           --         --
         Industrial..................      50.3       --      (1.0)     1.0        --      --         (4.0)        --
         Capital goods...............      72.6       --      (2.2)      --        --      --         (5.0)        --
         Consumer--cyclical..........      15.8       --      (0.4)      --        --      --           --       15.0
         Transportation..............      31.9       --      (0.3)      --        --      --         (8.0)        --
         Other.......................      27.6       --       0.7       --        --      --         (0.7)        --
                                       --------   ------    ------   ------   -------    ----      -------     ------
         Total non-U.S.
          corporate..................     493.4      2.1     (14.0)    28.0      (4.7)     --        (90.2)      15.0
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Residential mortgage-backed.......      12.9     (0.2)     (0.4)    13.8        --      --         (4.0)      18.0
   Commercial mortgage-backed........       1.0       --      (0.4)     9.3        --      --         (0.8)      10.0
   Other asset-backed................     553.4     (1.1)      1.8     54.0    (172.4)     --        (75.9)      74.9
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Total fixed maturity securities...   1,810.9      1.4     (29.0)   185.9    (184.0)     --       (219.0)     155.0
                                       --------   ------    ------   ------   -------    ----      -------     ------
Equity securities....................      15.9       --      (0.1)      --        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
Other invested assets:
   Derivative assets:
      Equity index options...........      14.3    (23.1)       --     37.1        --      --           --         --
      Limited guarantee..............       5.2     (1.4)       --       --        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
      Total derivative assets........      19.5    (24.5)       --     37.1        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
   Total other invested assets.......      19.5    (24.5)       --     37.1        --      --           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
Reinsurance recoverable/(2)/.........      10.9      1.2        --       --        --     2.0           --         --
                                       --------   ------    ------   ------   -------    ----      -------     ------
Total Level 3 assets.................  $1,857.2   $(21.9)   $(29.1)  $223.0   $(184.0)   $2.0      $(219.0)    $155.0
                                       ========   ======    ======   ======   =======    ====      =======     ======

                                                                TOTAL GAINS
                                                                  (LOSSES)
                                                                INCLUDED IN
                                                      ENDING     NET INCOME
                                                     BALANCE       (LOSS)
                                       TRANSFER       AS OF     ATTRIBUTABLE
                                        OUT OF     DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                 LEVEL 3/(1)/     2015      STILL HELD
---------------------                 -----------  ------------ ------------
Fixed maturity securities:
   State and political subdivisions..   $  (5.1)     $     --      $  --
   U.S. corporate:
         Utilities...................        --         203.3         --
         Energy......................        --          72.2         --
         Finance and
          insurance..................      (8.0)        175.2        0.5
         Consumer--
          non-cyclical...............     (10.1)         24.8         --
         Industrial..................        --           8.9         --
         Capital goods...............        --          35.8        0.1
         Consumer--cyclical..........     (48.5)         86.5         --
         Transportation..............     (11.5)         39.0         --
         Other.......................        --          68.8         --
                                        -------      --------      -----
         Total U.S. corporate........     (78.1)        714.5        0.6
                                        -------      --------      -----
   Non-U.S. corporate:...............
         Utilities...................        --          65.9         --
         Energy......................        --          70.1       (0.3)
         Finance and
          insurance..................      (1.5)         55.9         --
         Consumer--
          non-cyclical...............        --          35.4         --
         Technology and
          communications.............        --           7.5         --
         Industrial..................     (16.3)         30.0         --
         Capital goods...............        --          65.4         --
         Consumer--cyclical..........     (25.2)          5.2         --
         Transportation..............        --          23.6         --
         Other.......................        --          27.6         --
                                        -------      --------      -----
         Total non-U.S.
          corporate..................     (43.0)        386.6       (0.3)
                                        -------      --------      -----
   Residential mortgage-backed.......     (10.0)         30.1       (0.2)
   Commercial mortgage-backed........     (13.5)          5.6         --
   Other asset-backed................     (46.1)        388.6       (1.6)
                                        -------      --------      -----
   Total fixed maturity securities...    (195.8)      1,525.4       (1.5)
                                        -------      --------      -----
Equity securities....................        --          15.8         --
                                        -------      --------      -----
Other invested assets:
   Derivative assets:
      Equity index options...........        --          28.3       (2.6)
      Limited guarantee..............        --           3.8       (1.4)
                                        -------      --------      -----
      Total derivative assets........        --          32.1       (4.0)
                                        -------      --------      -----
   Total other invested assets.......        --          32.1       (4.0)
                                        -------      --------      -----
Reinsurance recoverable/(2)/.........        --          14.1        1.2
                                        -------      --------      -----
Total Level 3 assets.................   $(195.8)     $1,587.4      $(4.3)
                                        =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                TOTAL REALIZED AND
                                                UNREALIZED GAINS
                                                    (LOSSES)
                                     BEGINNING  ----------------
                                      BALANCE   INCLUDED
                                       AS OF     IN NET                                                     TRANSFER
                                     JANUARY 1,  INCOME   INCLUDED                                            INTO
(AMOUNTS IN MILLIONS)                   2014     (LOSS)    IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3/(1)/
---------------------                ---------- --------  -------- --------- ------  --------- ----------- -----------
Fixed maturity securities:
   State and political
    subdivisions....................  $     --   $   --    $ 0.1    $  5.0   $   --    $ --      $    --     $   --
   Non-U.S. government..............      10.9       --      0.1        --       --      --           --         --
   U.S. corporate:
      Utilities.....................     192.4     (0.1)     3.8        --       --      --         (3.4)      17.9
      Energy........................     100.7     (0.1)     0.4        --       --      --         (1.1)        --
      Finance and insurance.........      58.6      1.0      0.8      10.8     (0.8)     --         (2.8)      53.1
      Consumer--non-cyclical........      56.0      2.1     (2.7)       --       --      --        (18.6)      10.0
      Technology and
       communications...............      10.7      0.1      0.4        --    (10.1)     --         (1.1)        --
      Industrial....................       8.8      0.9     (0.1)       --       --      --         (7.7)       0.1
      Capital goods.................      18.2      0.1      0.5       8.0       --      --           --        5.5
      Consumer--cyclical............     131.1       --      1.6      12.0       --      --        (20.5)        --
      Transportation................      80.3       --     (0.6)     10.0       --      --         (5.0)        --
      Other.........................      74.3       --      3.2       8.3       --      --         (3.1)       0.1
                                      --------   ------    -----    ------   ------    ----      -------     ------
      Total U.S. corporate..........     731.1      4.0      7.3      49.1    (10.9)     --        (63.3)      86.7
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Non-U.S. corporate:
      Utilities.....................      54.8       --      1.7      16.0       --      --           --        3.9
      Energy........................      98.3       --     (4.7)     22.0       --      --        (19.1)       5.1
      Finance and insurance.........      62.7      0.1      0.2      10.0       --      --         (0.2)       5.3
      Consumer--non-cyclical........      66.8      0.2      0.9        --       --      --        (28.8)        --
      Industrial....................      49.3       --      1.1        --       --      --           --         --
      Capital goods.................      77.7      0.7     (1.6)     15.0    (13.0)     --        (10.7)       4.5
      Consumer--cyclical............      18.6       --      0.3        --       --      --         (3.0)        --
      Transportation................      47.6       --     (0.7)       --       --      --        (15.0)        --
      Other.........................      40.1       --     (5.5)       --       --      --        (17.0)      10.0
                                      --------   ------    -----    ------   ------    ----      -------     ------
      Total non-U.S. corporate......     515.9      1.0     (8.3)     63.0    (13.0)     --        (93.8)      28.8
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Residential mortgage-backed......       4.9     (0.1)     0.2      15.5       --      --         (4.0)        --
   Commercial mortgage-backed.......       2.3       --      0.5        --       --      --         (1.6)        --
   Other asset-backed...............     390.2      0.7      2.3     112.1       --      --        (50.0)     103.5
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Total fixed maturity securities..   1,655.3      5.6      2.2     244.7    (23.9)     --       (212.7)     219.0
                                      --------   ------    -----    ------   ------    ----      -------     ------
Equity securities...................      20.7       --      0.2        --     (5.0)     --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
Other invested assets:
   Derivative assets:
    Equity index options............      10.9    (28.0)      --      31.4       --      --           --         --
    Limited guarantee...............        --      5.2       --        --       --      --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
    Total derivative assets.........      10.9    (22.8)      --      31.4       --      --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
   Total other invested assets......      10.9    (22.8)      --      31.4       --      --           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
Reinsurance recoverable /(2)/.......      (0.7)     9.3       --        --       --     2.3           --         --
                                      --------   ------    -----    ------   ------    ----      -------     ------
Total Level 3 assets................  $1,686.2   $ (7.9)   $ 2.4    $276.1   $(28.9)   $2.3      $(212.7)    $219.0
                                      ========   ======    =====    ======   ======    ====      =======     ======

                                                               TOTAL GAINS
                                                                 (LOSSES)
                                                               INCLUDED IN
                                                     ENDING     NET INCOME
                                                    BALANCE       (LOSS)
                                      TRANSFER       AS OF     ATTRIBUTABLE
                                       OUT OF     DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                LEVEL 3/(1)/     2014      STILL HELD
---------------------                -----------  ------------ ------------
Fixed maturity securities:
   State and political
    subdivisions....................   $   --       $    5.1      $   --
   Non-U.S. government..............    (11.0)            --          --
   U.S. corporate:
      Utilities.....................    (11.3)         199.3        (0.1)
      Energy........................    (16.1)          83.8        (0.1)
      Finance and insurance.........     (3.2)         117.5         0.8
      Consumer--non-cyclical........       --           46.8          --
      Technology and
       communications...............       --             --          --
      Industrial....................     (2.0)            --          --
      Capital goods.................       --           32.3         0.1
      Consumer--cyclical............       --          124.2          --
      Transportation................    (16.3)          68.4          --
      Other.........................    (10.0)          72.8          --
                                       ------       --------      ------
      Total U.S. corporate..........    (58.9)         745.1         0.7
                                       ------       --------      ------
   Non-U.S. corporate:
      Utilities.....................       --           76.4          --
      Energy........................       --          101.6          --
      Finance and insurance.........       --           78.1         0.1
      Consumer--non-cyclical........       --           39.1          --
      Industrial....................     (0.1)          50.3          --
      Capital goods.................       --           72.6          --
      Consumer--cyclical............     (0.1)          15.8          --
      Transportation................       --           31.9          --
      Other.........................       --           27.6          --
                                       ------       --------      ------
      Total non-U.S. corporate......     (0.2)         493.4         0.1
                                       ------       --------      ------
   Residential mortgage-backed......     (3.6)          12.9          --
   Commercial mortgage-backed.......     (0.2)           1.0          --
   Other asset-backed...............     (5.4)         553.4         0.5
                                       ------       --------      ------
   Total fixed maturity securities..    (79.3)       1,810.9         1.3
                                       ------       --------      ------
Equity securities...................       --           15.9          --
                                       ------       --------      ------
Other invested assets:
   Derivative assets:
    Equity index options............       --           14.3       (24.6)
    Limited guarantee...............       --            5.2         5.2
                                       ------       --------      ------
    Total derivative assets.........       --           19.5       (19.4)
                                       ------       --------      ------
   Total other invested assets......       --           19.5       (19.4)
                                       ------       --------      ------
Reinsurance recoverable /(2)/.......       --           10.9         9.3
                                       ------       --------      ------
Total Level 3 assets................   $(79.3)      $1,857.2      $ (8.8)
                                       ======       ========      ======

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                           TOTAL REALIZED AND
                                           UNREALIZED GAINS
                                               (LOSSES)
                                BEGINNING  ----------------
                                 BALANCE   INCLUDED
                                  AS OF     IN NET                                                      TRANSFER     TRANSFER
                                JANUARY 1,  INCOME   INCLUDED                                             INTO        OUT OF
(AMOUNTS IN MILLIONS)              2013     (LOSS)    IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3/(1)/ LEVEL 3/(1)/
---------------------           ---------- --------  -------- --------- -------  --------- ----------- -----------  -----------
Fixed maturity securities:
   Non-U.S. government.........  $     --   $   --    $  0.4   $   --   $    --    $ --      $    --     $ 10.5       $   --
   U.S. corporate:
      Utilities................     198.6     (0.1)      3.5      5.5     (15.0)     --         (8.5)      16.7         (8.3)
      Energy...................      68.6     (0.1)      6.0     20.0        --      --         (6.1)      12.3           --
      Finance and
       insurance...............      69.5      1.0     (16.0)    10.0        --      --         (2.4)      10.5        (14.0)
      Consumer--non-
       cyclical................      65.9      0.8       0.7       --        --      --        (11.4)        --           --
      Technology and
       communications..........       4.2       --      (0.4)     5.8        --      --         (0.4)       1.5           --
      Industrial...............      12.4     (0.1)      0.2       --        --      --         (3.7)        --           --
      Capital goods............      43.8      0.8       0.5       --     (18.7)     --         (8.2)        --           --
      Consumer--cyclical.......     178.6       --       3.1       --        --      --        (59.8)      20.2        (11.0)
      Transportation...........      72.9       --       0.9      8.6        --      --         (5.6)       3.5           --
      Other....................     141.0       --       0.1       --        --      --        (62.8)      16.3        (20.3)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
      Total U.S. corporate.....     855.5      2.3      (1.4)    49.9     (33.7)     --       (168.9)      81.0        (53.6)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Non-U.S. corporate:
      Utilities................      43.5       --       1.3     10.0        --      --           --         --           --
      Energy...................      88.6       --       0.7      3.0        --      --         (9.0)      15.0           --
      Finance and
       insurance...............      86.3     (0.9)    (11.5)     8.0     (19.0)     --           --         --         (0.2)
      Consumer--non-
       cyclical................      65.3       --      (1.1)    10.1        --      --         (7.5)        --           --
      Technology and
       communications..........      10.0       --        --       --        --      --        (10.2)       0.2           --
      Industrial...............      75.0       --      (0.7)      --        --      --        (25.0)        --           --
      Capital goods............      98.0       --       4.2       --        --      --        (24.5)        --           --
      Consumer--cyclical.......      18.0       --       0.6       --        --      --           --         --           --
      Transportation...........      45.0       --       2.7       --        --      --           --         --         (0.1)
      Other....................      38.0       --       2.0       --        --      --           --        0.1           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
      Total non-U.S.
       corporate...............     567.7     (0.9)     (1.8)    31.1     (19.0)     --        (76.2)      15.3         (0.3)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Residential mortgage-
    backed.....................       7.3     (4.6)      9.7       --      (5.2)     --         (2.3)        --           --
   Commercial mortgage-
    backed.....................      12.0     (1.6)      1.0       --      (0.1)     --        (12.5)       5.2         (1.7)
   Other asset-backed..........     225.1     (0.1)      7.7     65.8     (18.7)     --        (13.0)     123.4           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Total fixed maturity
    securities.................   1,667.6     (4.9)     15.6    146.8     (76.7)     --       (272.9)     235.4        (55.6)
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Equity securities..............      38.6      2.1      (0.5)      --     (19.5)     --           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Other invested assets:
   Trading securities..........      13.4      3.6        --       --     (16.5)     --         (0.5)        --           --
   Derivative assets:
    Interest rate swaps........       1.6     (0.2)       --       --      (1.4)     --           --         --           --
    Equity index options.......      18.2    (34.9)       --     36.8      (9.2)     --           --         --           --
    Limited guarantee..........       0.5     (0.5)       --       --        --      --           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
    Total derivative assets....      20.3    (35.6)       --     36.8     (10.6)     --           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
   Total other invested
    assets.....................      33.7    (32.0)       --     36.8     (27.1)     --         (0.5)        --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Reinsurance recoverable /(2)/..       8.4    (11.4)       --       --        --     2.3           --         --           --
                                 --------   ------    ------   ------   -------    ----      -------     ------       ------
Total Level 3 assets...........  $1,748.3   $(46.2)   $ 15.1   $183.6   $(123.3)   $2.3      $(273.4)    $235.4       $(55.6)
                                 ========   ======    ======   ======   =======    ====      =======     ======       ======

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2013      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   Non-U.S. government.........   $   10.9      $   --
   U.S. corporate:
      Utilities................      192.4          --
      Energy...................      100.7          --
      Finance and
       insurance...............       58.6         0.9
      Consumer--non-
       cyclical................       56.0          --
      Technology and
       communications..........       10.7          --
      Industrial...............        8.8          --
      Capital goods............       18.2          --
      Consumer--cyclical.......      131.1          --
      Transportation...........       80.3          --
      Other....................       74.3          --
                                  --------      ------
      Total U.S. corporate.....      731.1         0.9
                                  --------      ------
   Non-U.S. corporate:
      Utilities................       54.8          --
      Energy...................       98.3          --
      Finance and
       insurance...............       62.7        (0.9)
      Consumer--non-
       cyclical................       66.8          --
      Technology and
       communications..........         --          --
      Industrial...............       49.3          --
      Capital goods............       77.7          --
      Consumer--cyclical.......       18.6          --
      Transportation...........       47.6          --
      Other....................       40.1          --
                                  --------      ------
      Total non-U.S.
       corporate...............      515.9        (0.9)
                                  --------      ------
   Residential mortgage-
    backed.....................        4.9          --
   Commercial mortgage-
    backed.....................        2.3        (1.0)
   Other asset-backed..........      390.2         1.1
                                  --------      ------
   Total fixed maturity
    securities.................    1,655.3         0.1
                                  --------      ------
Equity securities..............       20.7          --
                                  --------      ------
Other invested assets:
   Trading securities..........         --          --
   Derivative assets:
    Interest rate swaps........         --          --
    Equity index options.......       10.9       (29.9)
    Limited guarantee..........         --          --
                                  --------      ------
    Total derivative assets....       10.9       (29.9)
                                  --------      ------
   Total other invested
    assets.....................       10.9       (29.9)
                                  --------      ------
Reinsurance recoverable /(2)/..       (0.7)      (11.4)
                                  --------      ------
Total Level 3 assets...........   $1,686.2      $(41.2)
                                  ========      ======

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2015    2014    2013
---------------------                                                                  ------  ------  ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $  4.1  $  5.5  $  3.2
   Net investment gains (losses)......................................................  (26.0)  (13.4)  (49.4)
                                                                                       ------  ------  ------
       Total.......................................................................... $(21.9) $ (7.9) $(46.2)
                                                                                       ======  ======  ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $  1.2  $  1.3  $  2.1
   Net investment gains (losses)......................................................   (5.5)  (10.1)  (43.3)
                                                                                       ------  ------  ------
       Total.......................................................................... $ (4.3) $ (8.8) $(41.2)
                                                                                       ======  ======  ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following tables set forth our liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                     2015
                                                        ------------------------------
(AMOUNTS IN MILLIONS)                                   TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $305.1   $--    $ --   $305.1
       Fixed index annuity embedded derivatives........  338.6    --      --    338.6
       Indexed universal life embedded derivatives.....   10.0    --      --     10.0
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  653.7    --      --    653.7
                                                        ------   ---    ----   ------
   Derivative liabilities:
       Interest rate swaps.............................    0.2    --     0.2       --
       Equity index options............................    0.3    --      --      0.3
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    0.5    --     0.2      0.3
                                                        ------   ---    ----   ------
          Total liabilities............................ $654.2   $--    $0.2   $654.0
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                     2014
                                                        ------------------------------
(AMOUNTS IN MILLIONS)                                   TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $251.7   $--    $ --   $251.7
       Fixed index annuity embedded derivatives........  270.2    --      --    270.2
       Indexed universal life embedded derivatives.....    6.7    --      --      6.7
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  528.6    --      --    528.6
                                                        ------   ---    ----   ------
   Derivative liabilities:.............................
       Equity return swaps.............................    0.9    --     0.9       --
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    0.9    --     0.9       --
                                                        ------   ---    ----   ------
       Total liabilities............................... $529.5   $--    $0.9   $528.6
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                        TOTAL REALIZED AND
                                        UNREALIZED (GAINS)
                            BEGINNING         LOSSES                                                                    ENDING
                             BALANCE   ---------------------                                                           BALANCE
                              AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                            JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)          2015        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2015
---------------------       ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/......   $251.7      $22.8       $--       $--     $--   $ 30.6      $  --      $--      $--       $305.1
    Fixed index annuity
     embedded
     derivatives...........    270.2        7.1        --        --      --     65.8       (4.5)      --       --        338.6
    Indexed universal
     life embedded
     derivatives...........      6.7       (6.5)       --        --      --      9.8         --       --       --         10.0
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------
    Total policyholder
     account
     balances..............    528.6       23.4        --        --      --    106.2       (4.5)      --       --        653.7
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------
Derivative liabilities:
    Equity index
     options...............       --        0.5        --        --      --       --       (0.2)      --       --          0.3
    Total derivative
     liabilities...........       --        0.5        --        --      --       --       (0.2)      --       --          0.3
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------
Total Level 3
 liabilities...............   $528.6      $23.9       $--       $--     $--   $106.2      $(4.7)     $--      $--       $654.0
                              ------      -----       ---       ---     ---   ------      -----      ---      ---       ------

                            TOTAL (GAINS)
                                LOSSES
                             INCLUDED IN
                             NET (INCOME)
                                 LOSS
                             ATTRIBUTABLE
                            TO LIABILITIES
(AMOUNTS IN MILLIONS)         STILL HELD
---------------------       --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/......     $26.3
    Fixed index annuity
     embedded
     derivatives...........       7.1
    Indexed universal
     life embedded
     derivatives...........      (6.5)
                                -----
    Total policyholder
     account
     balances..............      26.9
                                -----
Derivative liabilities:
    Equity index
     options...............       0.5
    Total derivative
     liabilities...........       0.5
                                -----
Total Level 3
 liabilities...............     $27.4
                                -----

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                          TOTAL REALIZED AND
                                          UNREALIZED (GAINS)
                               BEGINNING        LOSSES
                                BALANCE  ---------------------
                                 AS OF   INCLUDED IN                                                 TRANSFER TRANSFER
                                JANUARY  NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)           1, 2014      LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------          --------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........  $ 82.8      $136.2      $--       $--     $--   $ 32.7      $  --      $--      $--
    Fixed index annuity
     embedded
     derivatives..............   136.8        26.8       --        --      --    108.1       (1.5)      --       --
    Indexed universal life
     embedded
     derivatives..............     0.2         1.0       --        --      --      5.5         --       --       --
                                ------      ------      ---       ---     ---   ------      -----      ---      ---
    Total policyholder
     account balances.........   219.8       164.0       --        --      --    146.3       (1.5)      --       --
                                ------      ------      ---       ---     ---   ------      -----      ---      ---
Total Level 3 liabilities.....  $219.8      $164.0      $--       $--     $--   $146.3      $(1.5)     $--      $--
                                ======      ======      ===       ===     ===   ======      =====      ===      ===

                                            TOTAL (GAINS)
                                                LOSSES
                                             INCLUDED IN
                                  ENDING     NET (INCOME)
                                 BALANCE         LOSS
                                  AS OF      ATTRIBUTABLE
                               DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)              2014       STILL HELD
---------------------          ------------ --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........    $251.7        $137.9
    Fixed index annuity
     embedded
     derivatives..............     270.2          26.8
    Indexed universal life
     embedded
     derivatives..............       6.7           1.0
                                  ------        ------
    Total policyholder
     account balances.........     528.6         165.7
                                  ------        ------
Total Level 3 liabilities.....    $528.6        $165.7
                                  ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.


                                           TOTAL REALIZED AND
                                           UNREALIZED (GAINS)
                               BEGINNING         LOSSES
                                BALANCE   ---------------------
                                 AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                               JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)             2013        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------          ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $307.2     $(257.6)     $--       $--     $--   $ 33.2      $  --      $--      $--
    Fixed index annuity
     embedded derivatives.....     21.7        16.4       --        --      --     98.9       (0.2)      --       --
    Indexed universal life
     embedded
     derivatives..............       --          --       --        --      --      0.2         --       --       --
                                 ------     -------      ---       ---     ---   ------      -----      ---      ---
    Total policyholder
     account balances.........    328.9      (241.2)      --        --      --    132.3       (0.2)      --       --
                                 ------     -------      ---       ---     ---   ------      -----      ---      ---
Total Level 3 liabilities.....   $328.9     $(241.2)     $--       $--     $--   $132.3      $(0.2)     $--      $--
                                 ======     =======      ===       ===     ===   ======      =====      ===      ===

                                             TOTAL (GAINS)
                                                 LOSSES
                                              INCLUDED IN
                                              NET (INCOME)
                                  ENDING          LOSS
                               BALANCE AS OF  ATTRIBUTABLE
                               DECEMBER 31,  TO LIABILITIES
(AMOUNTS IN MILLIONS)              2013        STILL HELD
---------------------          ------------- --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........    $ 82.8        $(255.7)
    Fixed index annuity
     embedded derivatives.....     136.8           16.4
    Indexed universal life
     embedded
     derivatives..............       0.2             --
                                  ------        -------
    Total policyholder
     account balances.........     219.8         (239.3)
                                  ------        -------
Total Level 3 liabilities.....    $219.8        $(239.3)
                                  ======        =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                       2015   2014    2013
---------------------                                                                       ----- ------ -------
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $  -- $   -- $    --
   Net investment (gains) losses...........................................................  23.9  164.0  (241.2)
                                                                                            ----- ------ -------
       Total............................................................................... $23.9 $164.0 $(241.2)
                                                                                            ===== ====== =======
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $  -- $   -- $    --
   Net investment (gains) losses...........................................................  27.4  165.7  (239.3)
                                                                                            ----- ------ -------
       Total............................................................................... $27.4 $165.7 $(239.3)
                                                                                            ===== ====== =======

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances presented for GMWB embedded derivative liabilities are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance. Issuances for fixed index annuity and indexed universal life embedded derivative liabilities represent the amount of the premium received that is attributed to the value of the embedded derivative. Settlements of embedded derivatives are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2015:

                                              VALUATION
(AMOUNTS IN MILLIONS)                         TECHNIQUE    FAIR VALUE  UNOBSERVABLE INPUT        RANGE      WEIGHTED-AVERAGE
---------------------                      --------------- ---------- --------------------- --------------- ----------------
Assets
    Fixed maturity securities:
     U.S. corporate:
       Utilities.......................... Internal models   $193.0      Credit spreads     100bps - 346bps      162bps
       Energy............................. Internal models     31.0      Credit spreads     124bps - 233bps      168bps
       Finance and insurance.............. Internal models    144.0      Credit spreads     99bps - 402bps       210bps
       Consumer--non-cyclical............. Internal models     24.8      Credit spreads     252bps - 495bps      437bps
       Industrial......................... Internal models      8.9      Credit spreads         280bps       Not applicable
       Capital goods...................... Internal models     35.8      Credit spreads     94bps - 440bps       278bps
       Consumer--cyclical................. Internal models     86.5      Credit spreads     94bps - 350bps       241bps
       Transportation..................... Internal models     36.8      Credit spreads     115bps - 262bps      188bps
       Other.............................. Internal models     67.5      Credit spreads     82bps - 495bps       125bps
                                                             ------
       Total U.S. corporate............... Internal models   $628.3      Credit spreads     82bps - 495bps       201bps
----------------------------------------------------------------------------------------------------------------------------
     Non-U.S. corporate:
       Utilities.......................... Internal models   $ 65.9      Credit spreads     122bps - 185bps      165bps
       Energy............................. Internal models     57.8      Credit spreads     150bps - 354bps      235bps
       Finance and insurance.............. Internal models     55.9      Credit spreads     125bps - 230bps      148bps
       Consumer--non-cyclical............. Internal models     35.4      Credit spreads     262bps - 332bps      297bps
       Technology and
        communications.................... Internal models      7.5      Credit spreads         262bps       Not applicable
       Industrial......................... Internal models     30.0      Credit spreads     150bps - 280bps      267bps
       Capital goods...................... Internal models     49.9      Credit spreads     218bps - 440bps      273bps
       Consumer--cyclical................. Internal models      5.2      Credit spreads         252bps       Not applicable
       Transportation..................... Internal models     23.5      Credit spreads     120bps - 146bps      133bps
       Other.............................. Internal models     26.4      Credit spreads     354bps - 714bps      584bps
                                                             ------
       Total non-U.S. corporate........... Internal models   $357.5      Credit spreads     120bps - 714bps      243bps
----------------------------------------------------------------------------------------------------------------------------
    Derivative assets:
                                             Discounted                   Equity index
       Equity index options...............   cash flows      $ 28.3        volatility          --% - 23%           17%
----------------------------------------------------------------------------------------------------------------------------
Liabilities
    Policyholder account balances:
                                                                           Withdrawal
                                                                           utilization
                                                                              rate             --% - 98%           66%
                                                                           Lapse rate          --% - 15%           6%
                                                                         Non-performance
                                                                      risk (credit spreads)  40bps - 85bps        70bps
       GMWB embedded                       Stochastic cash                Equity index
        derivatives/(1)/..................   flow model      $305.1        volatility          17% - 24%           21%
----------------------------------------------------------------------------------------------------------------------------
       Fixed index annuity embedded         Option budget                Expected future
        derivatives.......................     method        $338.6     interest credited      --% - 3%            2%
----------------------------------------------------------------------------------------------------------------------------
       Indexed universal life               Option budget                Expected future
        embedded derivatives..............     method        $ 10.0     interest credited      3% - 10%            6%
----------------------------------------------------------------------------------------------------------------------------
    Derivative liabilities:
                                             Discounted                   Equity index
       Equity index options...............   cash flows      $  0.3        volatility          14% - 18%           16%
----------------------------------------------------------------------------------------------------------------------------

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   Certain classes of instruments classified as Level 3 are excluded above as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   As of December 31, 2015 and 2014, we had total securitized assets of $46.8 million and $50.0 million, respectively, of other assets. We do not have any additional exposure or guarantees associated with these securitization entities.

   There has been no new asset securitization activity in 2015 or 2014.

   (b) Securitization Entity Required To Be Consolidated

   For VIEs related to asset securitization transactions, we consolidate one securitization entity as a result of our involvement in the entity's design or having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was consolidated was backed by commercial mortgage loans.

   For the commercial mortgage loan securitization entity, our primary economic interest represents the excess interest of the commercial mortgage loans and the subordinated notes of the securitization entity. During 2013, we exercised a clean up call and repurchased the loans and repaid the outstanding debt. Therefore, there was no activity in 2014 and 2015.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following table shows the activity presented in our consolidated statement of operations related to the consolidated securitization entity for the year ended December 31:

                                  (AMOUNTS IN MILLIONS)             2013
                                  ---------------------             ----
                                  Revenues:
                                  Net investment income............ $6.0
                                  Net investment gains (losses)....  0.1
                                                      -             ----
                                     Total revenues.............     6.1
                                                      -             ----
                                  Expenses:
                                  Interest expense.................  3.3
                                  Acquisition and operating expenses  0.
                                                      -             ----
                                     Total expenses.............     3.9
                                                      -             ----
                                  Income before income taxes.......  2.2
                                  Provision for income taxes.......  0.8
                                                      -             ----
                                  Net income....................... $1.4
                                                      =             ====

   (c) Borrowings Related To Consolidated Securitization Entity

   As a result of a clean up call being exercised on our consolidated securitization entity during 2013, we no longer have any outstanding borrowings related to this securitization entity. This borrowing was required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing followed the maturity or prepayment, as permitted, of the restricted investments.

(16) DIVIDENDS AND CAPITAL CONTRIBUTIONS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2015, we are able to distribute $158.0 million in dividends in 2016 without obtaining regulatory approval. Based on statutory results as of December 31, 2015, we estimate our insurance subsidiaries could pay dividends of $3.6 million to us in 2016 without obtaining regulatory approval. However, our insurance subsidiaries may not pay dividends to us in 2016 at this level if they need to retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries did not pay any dividends during 2015 but paid dividends of $8.3 million (none of which were deemed "extraordinary") and $177.7 million (none of which were deemed "extraordinary") during 2014 and 2013, respectively.

   In 2015 and 2014, we declared and paid cash dividends of $40.5 million and $100.0 million, respectively, to GLIC.

   In 2015, we made cash capital contributions of $34.5 million to GLICNY.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis either prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholder's equity.

   Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by individual state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX and River Lake X were granted a permitted accounting practice from the State of Vermont to carry its excess of loss reinsurance agreement with BLAIC and Hannover Life Reassurance Company Of America, respectively, as an admitted asset.

  . River Lake VII and River Lake VIII were granted a permitted accounting practice from the State of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the State of Delaware to carry its excess of loss reinsurance agreement with The Canada Life Assurance Company as an admitted asset.

   The impact of these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus was $113.1 million and $355.6 million as of December 31, 2015 and 2014, respectively. If permitted practices had not been used, no regulatory event would have been triggered.

   The tables below include the combined statutory net income (loss) and statutory capital and surplus for our U.S. domiciled insurance subsidiaries for the periods indicated:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2015     2014     2013
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $(284.5) $ 202.9  $ 346.1
Captive life insurance subsidiaries...............................  (276.2)  (281.1)  (101.7)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $(560.7) $ (78.2) $ 244.4
                                                                   =======  =======  =======

                                                                          AS OF DECEMBER 31,
                                                                          -----------------
(AMOUNTS IN MILLIONS)                                                       2015      2014
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,704.8  $2,184.8

   The statutory net loss from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income (loss) of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $671.2 million and $1,057.4 million as of December 31, 2015 and 2014, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X, include surplus notes (non-recourse funding obligations) as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2015 and 2014, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 596% and 671% of the company action level as of December 31, 2015 and 2014, respectively.

   As of December 31, 2015, we established $191.0 million of additional statutory reserves resulting from updates to our universal life insurance products with secondary guarantees in our Virginia and Delaware licensed life insurance subsidiaries.

   River Lake IV also prepares financial statements in accordance with local regulatory requirements in Bermuda. As of December 31, 2015 and 2014, local statutory capital and surplus was $19.9 million and $20.7 million, respectively. Local statutory net income (loss) was $(0.8) million, $1.1 million and $10.8 million for the years ended December 31, 2015, 2014 and 2013, respectively. The regulatory authorities in Bermuda generally establish supervisory solvency requirements. River Lake IV had surplus levels that exceeded local solvency requirements by $19.4 million and $20.2 million as of December 31, 2015 and 2014, respectively.

(18) SEGMENT INFORMATION

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities. Our Runoff segment primarily includes variable annuities, variable life insurance, group variable annuities and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2015:

                                                               U.S. LIFE            CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE   RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $   539.4  $    1.5  $     --   $   540.9
Net investment income.........................................     685.8      18.7       1.9       706.4
Net investment gains (losses).................................      (7.5)    (69.8)      2.5       (74.8)
Policy fees and other income..................................     653.4     146.3       4.4       804.1
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   1,871.1      96.7       8.8     1,976.6
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,159.8      36.0        --     1,195.8
Interest credited.............................................     313.3       5.6        --       318.9
Acquisition and operating expenses, net of deferrals..........     219.4      49.3       6.1       274.8
Amortization of deferred acquisition costs and intangibles....     633.5      36.6        --       670.1
Interest expense..............................................      94.4        --        --        94.4
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,420.4     127.5       6.1     2,554.0
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (549.3)    (30.8)      2.7      (577.4)
Benefit for income taxes......................................    (193.9)    (15.8)     (1.5)     (211.2)
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (355.4)    (15.0)      4.2      (366.2)
Equity in net income of unconsolidated subsidiary.............        --        --      18.4        18.4
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $  (355.4) $  (15.0) $   22.6   $  (347.8)
                                                               =========  ========  ========   =========
Total assets.................................................. $25,927.9  $8,846.3  $1,477.2   $36,251.4
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2014:

                                                               U.S. LIFE            CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE   RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $   627.8  $    3.4  $     --   $   631.2
Net investment income.........................................     675.2      19.1       0.3       694.6
Net investment gains (losses).................................      32.0     (60.7)      0.6       (28.1)
Policy fees and other income..................................     643.3     164.1       4.4       811.8
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   1,978.3     125.9       5.3     2,109.5
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,097.8      35.6        --     1,133.4
Interest credited.............................................     306.7       6.6        --       313.3
Acquisition and operating expenses, net of deferrals..........     221.3      55.1       5.6       282.0
Amortization of deferred acquisition costs and intangibles....     144.2      47.7        --       191.9
Goodwill impairment...........................................     303.9        --        --       303.9
Interest expense..............................................      90.0        --      (0.5)       89.5
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,163.9     145.0       5.1     2,314.0
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (185.6)    (19.1)      0.2      (204.5)
Provision (benefit) for income taxes..........................      44.5     (23.5)     (9.5)       11.5
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (230.1)      4.4       9.7      (216.0)
Equity in net income of unconsolidated subsidiary.............        --        --       1.2         1.2
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $  (230.1) $    4.4  $   10.9   $  (214.8)
                                                               =========  ========  ========   =========
Total assets.................................................. $26,701.9  $9,803.3  $1,505.1   $38,010.3
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2013:

                                                               U.S. LIFE          CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE  RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- -------  --------- ------------
Premiums...................................................... $  598.2  $   4.5    $  --     $  602.7
Net investment income.........................................    652.0     34.7      5.1        691.8
Net investment gains (losses).................................     33.7   (111.8)      --        (78.1)
Policy fess and other income..................................    678.4    169.0      4.0        851.4
                                                               --------  -------    -----     --------
   Total revenues.............................................  1,962.3     96.4      9.1      2,067.8
                                                               --------  -------    -----     --------
Benefits and other changes in policy reserves.................    999.7     26.6       --      1,026.3
Interest credited.............................................    292.3     10.6       --        302.9
Acquisition and operating expenses, net of deferrals..........    210.3     54.0      4.4        268.7
Amortization of deferred acquisition costs and intangibles....    164.5     21.6       --        186.1
Interest expense..............................................    100.4       --      3.2        103.6
                                                               --------  -------    -----     --------
   Total benefits and expenses................................  1,767.2    112.8      7.6      1,887.6
                                                               --------  -------    -----     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    195.1    (16.4)     1.5        180.2
Provision (benefit) for income taxes..........................     78.2    (20.4)    (4.4)        53.4
                                                               --------  -------    -----     --------
Income before equity in net income of unconsolidated
  subsidiary..................................................    116.9      4.0      5.9        126.8
Equity in net income of unconsolidated subsidiary.............       --       --     35.6         35.6
                                                               --------  -------    -----     --------
Net income.................................................... $  116.9  $   4.0    $41.5     $  162.4
                                                               ========  =======    =====     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation and Regulatory Matters

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, a previously commenced and stayed adversary proceeding in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from GLAIC, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that GLAIC and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. In the second half of 2014, the U.S. Bankruptcy Court modified its stay and permitted the matter to proceed in phases. LBSF filed its motion to certify a defendant class and the Defendant Group filed its opposition. Separately, on December 17, 2014 the Defendant Group filed a motion to withdraw the reference in U.S. District Court, Southern District of New York. LBSF filed its brief in opposition to the motion to withdraw the reference on February 3, 2015 and the Defendant Group filed its reply on February 20, 2015. On June 5, 2015, the District Court denied the motion to withdraw the reference. Thereafter LBSF filed an amended complaint which the Defendant Group has moved to dismiss. We intend to vigorously defend the action.

   In June 2013, we reached a settlement agreement with 39 state comptroller's or treasurer's offices and the third-party auditor, Verus Financial, LLC, whom they had retained to examine our unclaimed property and escheatment practices. The NAIC also established a multi-state task force conducting market conduct exams on behalf of state insurance departments. A number of our life insurance companies are subject to this exam, which is ongoing. On December 11, 2013, GLAIC, GLICNY and GLIC, agreed to a resolution of the multi-state exam and agreed to pay the departments $1.9 million payment for their examination, compliance and monitoring costs. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which we are a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia Treasurer's office appealed that dismissal and, in June 2015, the West Virginia Supreme Court reversed the dismissal and remanded the case back to the trial court to permit the Treasurer to examine insurers for compliance with unclaimed property laws. There have been other inquiries on this topic from state regulators. In particular, we are currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine us. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.

   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

   (b) Commitments

   As of December 31, 2015, we were committed to fund $13.2 million in limited partnership investments and $8.7 million in U.S. commercial mortgage loan investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $253.6 million as of December 31, 2015.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2015 and 2014, the carrying value of our investment in GLICNY was $613.1 million and $600.9 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                            AS OF DECEMBER 31,
                                            -------------------
                (AMOUNTS IN MILLIONS)         2015      2014
                ---------------------       --------- ---------
                Total assets............... $11,534.0 $11,791.9
                Total liabilities.......... $ 9,757.0 $10,050.1
                Total stockholders' equity. $ 1,777.0 $ 1,741.8

                                         YEARS ENDED DECEMBER 31,
                                         ------------------------
                  (AMOUNTS IN MILLIONS)   2015     2014    2013
                  ---------------------   ------  ------  ------
                  Net investment income. $321.1   $324.1  $333.5
                  Total revenues........ $564.0   $586.1  $626.7
                  Net income............ $ 53.3   $  3.6  $103.3

(21) CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   The following tables show the changes in accumulated other comprehensive income (loss), net of taxes, by component as of and for the periods indicated:

                                             NET
                                          UNREALIZED
                                          INVESTMENT    DERIVATIVES
                                            GAINS      QUALIFYING AS
  (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
  ---------------------                  ------------  ------------- -------
  Balances as of January 1, 2015........   $ 400.6         $63.6     $ 464.2
     OCI before reclassifications.......    (216.2)          5.3      (210.9)
     Amounts reclassified from (to) OCI.      (6.7)         (0.6)       (7.3)
                                           -------         -----     -------
     Current period OCI.................    (222.9)          4.7      (218.2)
                                           -------         -----     -------
  Balances as of December 31, 2015......   $ 177.7         $68.3     $ 246.0
                                           =======         =====     =======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                              NET
                                           UNREALIZED
                                           INVESTMENT    DERIVATIVES
                                             GAINS      QUALIFYING AS
   (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2014........    $154.4         $19.5     $173.9
      OCI before reclassifications.......     260.8          44.1      304.9
      Amounts reclassified from (to) OCI.     (14.6)           --      (14.6)
                                             ------         -----     ------
      Current period OCI.................     246.2          44.1      290.3
                                             ------         -----     ------
   Balances as of December 31, 2014......    $400.6         $63.6     $464.2
                                             ======         =====     ======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

                                             NET
                                          UNREALIZED
                                          INVESTMENT    DERIVATIVES
                                            GAINS      QUALIFYING AS
  (AMOUNTS IN MILLIONS)                  (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
  ---------------------                  ------------  ------------- -------
  Balances as of January 1, 2013........   $ 498.6        $ 47.2     $ 545.8
     OCI before reclassifications.......    (353.2)        (27.4)     (380.6)
     Amounts reclassified from (to) OCI.       9.0          (0.3)        8.7
                                           -------        ------     -------
     Current period OCI.................    (344.2)        (27.7)     (371.9)
                                           -------        ------     -------
  Balances as of December 31, 2013......   $ 154.4        $ 19.5     $ 173.9
                                           =======        ======     =======

--------
/(1)/ Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
      See note 3 for additional information.
/(2)/ See note 4 for additional information.

The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

                                            AMOUNT RECLASSIFIED FROM ACCUMULATED
                                            OTHER COMPREHENSIVE INCOME (LOSS)
                                            ------------------------------------
                                            YEARS ENDED DECEMBER 31,               AFFECTED LINE ITEM IN THE
                                            ------------------------------------   CONSOLIDATED STATEMENTS
(AMOUNTS IN MILLIONS)                        2015         2014         2013             OF OPERATIONS
---------------------                         ------       ------       -----    ------------------------------
Net unrealized investment (gains) losses:
   Unrealized (gains) losses on
     investments/(1)/...................... $(10.3)      $(22.4)      $13.8      Net investment (gains) losses
   Provision for income taxes..............    3.6          7.8        (4.8)      Provision for income taxes
                                              ------       ------       -----
   Total................................... $ (6.7)      $(14.6)      $ 9.0
                                              ======       ======       =====
Derivatives qualifying as hedges:
   Interest rate swaps hedging assets...... $   --       $   --       $(0.1)         Net investment income
                                                                                    Equity in net income of
   Investment in unconsolidated subsidiary.   (0.9)        (0.2)       (0.3)       unconsolidated subsidiary
   Provision for income taxes..............    0.3          0.2         0.1       Provision for income taxes
                                              ------       ------       -----
   Total................................... $ (0.6)      $   --       $(0.3)
                                              ======       ======       =====

--------
/(1)/Amounts exclude adjustments to DAC, PVFP, sales inducements and benefit reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


(22) SUBSEQUENT EVENTS

   On February 4, 2016, Genworth announced its decision to suspend sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products; however, we will continue to service our existing retained and reinsured blocks of business. Future long-term care solutions may include over time new life insurance and fixed annuity products with accelerated benefit or other features that address long-term care needs and expand access to broader consumer groups.